UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number            811-23477
                                    BNY Mellon ETF Trust
(Exact name of registrant as specified in charter)
240 Greenwich Street
                        New York, New York 10286
(Address of principal executive offices) (Zip code)

Deirdre Cunnane, Esq.
240 Greenwich Street
                        New York, New York 10286
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6400
Date of fiscal year end:  October 31
Date of reporting period:  April 30, 2022
The following N-CSR relates only to the Registrant's series listed below and does not relate to any series of the Registrant with a different fiscal year end and, therefore, different N-CSR reporting requirements.  A separate N-CSR will be filed for any series with a different fiscal year end, as appropriate.
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon Short Duration Corporate Bond ETF
BNY Mellon High Yield Beta ETF
BNY Mellon Sustainable Global Emerging Markets ETF
BNY Mellon Sustainable International Equity ETF
BNY Mellon Sustainable US Equity ETF
BNY Mellon Concentrated International ETF

Item 1. Reports to Stockholders.
(a)

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT April 30, 2022
BNY Mellon US Large Cap Core Equity ETF
BNY Mellon US Mid Cap Core Equity ETF
BNY Mellon US Small Cap Core Equity ETF
BNY Mellon International Equity ETF
BNY Mellon Emerging Markets Equity ETF
BNY Mellon Core Bond ETF
BNY Mellon Short Duration Corporate Bond ETF
BNY Mellon High Yield Beta ETF

Contents
The Funds
Discussion of Funds’ Performance 3
Understanding Your Fund’s Expenses 19
Statements of Investments 20
Statements of Assets and Liabilities 115
Statements of Operations 118
Statements of Changes in Net Assets 121
Financial Highlights 125
Notes to Financial Statements 133
Information About the Review and Renewal of Each Fund’s
Management and Sub-Investment Advisory Agreements 144
FOR MORE INFORMATION
Back Cover
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The views expressed herein are current to the date of this report. These views and the composition of the funds’ portfolios are subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

3
DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2021, through April 30, 2022, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll, and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation
Market and Fund Performance Overview
For the six-month period ending April 30, 2022, the BNY
Mellon US Large Cap Core Equity ETF (the “fund”) produced
a net asset value total return of −11.59%.
1
In comparison, the
Morningstar
®
US Large Cap Index
SM
(the “Index”), the fund’s
benchmark, returned −11.61% for the same period.
2,3
Large-cap equities lost ground during the reporting period
under pressure from increasing inflation, tightening central bank policies and uncertainties related to Russia’s invasion of Ukraine.
The difference in returns between the fund and the Index
resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. large-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization represents approximately the top 70%
of the remaining securities comprising the investable universe.
The Index rebalances quarterly in March, June, September
and December, and reconstitutes semi-annually in June and
December.
Equities Decline as Inflation Mounts
Investor sentiment started the reporting period on a positive note, with equities supported by economic recovery and the widespread availability of COVID-19 vaccines in the face of the ongoing pandemic. U.S. large-cap stocks rose, outpacing small- and mid-
cap shares as businesses reopened, and consumer spending
remained strong, while growth-oriented stocks outperformed
their value-oriented counterparts by a small margin.
Swiftly rising inflation began to put a damper on markets in early
2022. Commodity prices rose in response to wage increases and pandemic-related supply-chain bottlenecks, while government
stimulus and accommodative monetary policies continued to
pressure prices as well. Inflationary forces were exacerbated by the Russian invasion of Ukraine, which heightened investor uncertainty and drove U.S. equities still lower. While consumer spending and corporate earnings remained positive, U.S. GDP
(gross domestic product) declined in the first quarter of the new year in response to supply shortages, international trade imbalances and rising inflation. Energy costs, already at elevated levels, spiked higher, along with prices of crucial agricultural chemicals and industrial metals. Value-oriented shares held
up better than growth-oriented equities as the threat of rising interest rates from the U.S. Federal Reserve (the “Fed”) caused investors to question the pace of future growth and the relative value of future earnings.
Financials Lead the Equity Market Lower
Financials stocks led the market lower as the flattening yield curve cut into banks’ net interest margins, detracting from
profits. Consumer discretionary shares suffered due to rising input prices and seemingly intractable supply-chain bottlenecks.
Communications services stocks were also subject to supply-
chain disruptions and discretionary spending constraints.
Information technology shares, which include many of the
fastest growing companies in the Index, saw declines as investors discounted future earnings as measured against potentially higher interest rates.
On the positive side, shares in oil and natural gas exploration and production companies soared as energy prices climbed. Utility stocks generated more modest gains due to their value-oriented investment proposition and the ability of power generators to insulate profits from rising input expenses by hedging energy costs. Consumer staples, another value-oriented sector that
typically tends to outperform during times of increasing
economic stress and uncertainty, gained ground as well.
Replicating the Performance of the Index
In seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. We note, however, that rising inflation and geopolitical uncertainties related to the war in Ukraine are likely to pose challenges for equity investors for the foreseeable future. Key questions facing markets remain: How aggressively the Fed will move in raising interest rates to combat inflation, how quickly they will reduce their Treasury and mortgage portfolio, and how effective their actions will prove in avoiding a recession as they seek to engineer a soft landing for the economy. While challenges clearly loom for equity markets, we also see opportunities,
supported by persistently strong levels of consumer spending and corporate profitability. We believe that, on balance, prospects for economic growth remain positive, if modest, for the rest of
2022, offering potential for a market rebound. As always, we continue to monitor factors that affect the fund’s investments.
May 16, 2022

ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Morningstar, Inc. — The Morningstar
®
US Large Cap Index
SM
is a float-
adjusted, market capitalization-weighted index that is designed to measure the performance of U.S. large-capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or NYSE
Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score, as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the top
70% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index. Investors cannot invest directly in any index.
3
Morningstar
®
a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2021, through April 30, 2022, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll, and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation
Market and Fund Performance Overview
For the six-month period ending April 30, 2022, the BNY
Mellon US Mid Cap Core Equity ETF (the “fund”) produced
a net asset value total return of −10.94%.
1
In comparison, the
Morningstar
®
US Mid Cap Index
SM
(the “Index”), the fund’s
benchmark, returned −11.05% for the same period.
2,3
Mid-cap equities lost ground during the reporting period under pressure from increasing inflation, tightening central bank
policies and uncertainties related to Russia’s invasion of Ukraine.
The difference in returns between the fund and the Index
resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. medium-
capitalization stocks. The Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization falls approximately between the
bottom 10%-30% of the remaining securities comprising the
investable universe. The Index rebalances quarterly in March,
June, September and December, and reconstitutes semi-annually in June and December.
Equities Decline as Inflation Mounts
Investor sentiment started the reporting period on a mixed note.
Large-cap stocks rose as businesses reopened, and consumer
spending remained strong, while small- and mid-cap stocks
retreated, buffeted by inflation concerns. Inflation-related fears deepened in early 2022 as commodity prices rose in response to wage increases and pandemic-related supply-chain bottlenecks.
Government stimulus and accommodative monetary policies
further added to inflationary pressures. Those pressures
were exacerbated by the Russian invasion of Ukraine, which
heightened investor uncertainty and drove equites still lower.
While consumer spending and corporate earnings remained
positive, U.S. GDP (gross domestic product) declined in the
first quarter of the new year in response to supply shortages, international trade imbalances and rising inflation. Energy
costs, already at elevated levels, spiked higher, along with prices of crucial agricultural chemicals and industrial metals. Value-
oriented shares held up better than growth-oriented equities as the threat of rising interest rates from the U.S. Federal Reserve
(the “Fed”) caused investors to question the pace of future
growth and the relative value of future earnings. Mid-cap shares outperformed their large-cap counterparts in early 2022, ending the full, six-month reporting period with slightly milder losses, as measured by the Index.
Financials Lead the Equity Market Lower
Financials stocks led the market lower as the flattening yield curve cut into banks’ net interest margins, detracting from
profits. Consumer discretionary shares suffered due to rising input prices and seemingly intractable supply-chain bottlenecks.
Communications services stocks were also subject to supply-chain disruptions and discretionary spending constraints. Information technology shares, which include many of the fastest growing companies in the Index, saw declines as investors discounted future earnings as measured against potentially higher interest rates. Pricing pressures undermined industrials, while health care stocks saw declining revenues from pandemic-related testing and immunization.
On the positive side, shares in oil and natural gas exploration and production companies soared as energy prices climbed. Utility stocks generated more modest gains due to their value-oriented investment proposition and the ability of power generators
to insulate profits from rising input expenses by hedging
energy costs. Materials companies were beneficiaries of rising commodity prices.
Replicating the Performance of the Index
In seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. We note, however, that rising inflation and geopolitical uncertainties related to the war in Ukraine are likely to pose challenges for equity investors for the foreseeable future. Key questions facing markets remain: How aggressively the Fed will move in raising interest rates to combat inflation, how quickly they will reduce their Treasury and mortgage portfolio, and how effective their actions will prove in avoiding a recession as they seek to engineer a soft landing for the economy. While challenges clearly loom for equity markets, we also see opportunities,
supported by persistently strong levels of consumer spending and corporate profitability. We believe that, on balance, prospects for economic growth remain positive, if modest, for the rest of
2022, offering potential for a market rebound. As always, we continue to monitor factors that affect the fund’s investments.
May 16, 2022
1
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Morningstar, Inc. — The Morningstar
®
US Mid Cap Index
SM
is a float-adjusted,
market capitalization-weighted index that is designed to measure the performance of U.S.
mid-capitalization stocks. he Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S.
companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market
LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score, as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The index is composed of the securities of companies whose cumulative total market capitalization falls approximately between the bottom 10%-30% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
The prices of mid-cap company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2021, through April 30, 2022, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll, and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation
Market and Fund Performance Overview
For the six-month period ending April 30, 2022, the BNY
Mellon US Small Cap Core Equity ETF (the “fund”) produced
a net asset value total return of −15.03%.
1
In comparison, the
Morningstar
®
US Small Cap Index
SM
(the “Index”), the fund’s
benchmark, produced a return of −15.04% for the same period.
2,3
Small-cap equities lost ground during the reporting period
under pressure from increasing inflation, tightening central bank policies and uncertainties related to Russia’s invasion of Ukraine.
The difference in returns between the fund and the Index
resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to match the performance of the Index. To
pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of U.S. small-
capitalization stocks. The index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S. companies and traded on the New York Stock Exchange, NASDAQ or
NYSE Market LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-
trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom
25% liquidity score, as ranked by the Index provider based on the preceding six-month trading volume, are excluded. The
remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative
total market capitalization represents approximately the bottom
3%-10% of the remaining securities comprising the investable universe. The Index rebalances quarterly in March, June,
September and December, and reconstitutes semi-annually in
June and December.
Equities Decline as Inflation Mounts
Investor sentiment started the reporting period on a mixed note.
Large-cap stocks rose as businesses reopened, and consumer
spending remained strong, while small- and mid-cap stocks
retreated, buffeted by inflation concerns. Inflation-related fears deepened in in early 2022 as commodity prices rose in
response to wage increases and pandemic-related supply-chain bottlenecks. Government stimulus and accommodative monetary
policies further added to inflationary pressures. Those pressures were exacerbated by the Russian invasion of Ukraine, which
heightened investor uncertainty and drove equites still lower.
While consumer spending and corporate earnings remained
positive, U.S. GDP (gross domestic product) declined in the
first quarter of the new year in response to supply shortages, international trade imbalances and rising inflation. Energy
costs, already at elevated levels, spiked higher, along with prices of crucial agricultural chemicals and industrial metals. Value-
oriented shares held up better than growth-oriented equities as the threat of rising interest rates from the U.S. Federal Reserve
(the “Fed”) caused investors to question the pace of future
growth and the relative value of future earnings. Small-cap
shares significantly underperformed their large- and mid-cap counterparts, as measured by the Index.
Information Technology Leads the Small-Cap
Market Lower
The information technology sector, which includes many of
the fastest growing companies in the Index, saw shares decline as investors discounted future earnings as measured against
potentially higher interest rates. Consumer discretionary stocks suffered due to rising input prices and seemingly intractable supply-chain bottlenecks. Health care companies saw declining revenues from pandemic-related testing and immunization,
leading to lower share prices. Financials stocks lost ground as the flattening yield curve cut into banks’ net interest margins, detracting from profits.
On the positive side, shares in oil and natural gas exploration and production companies soared as energy prices climbed. Utility stocks generated more modest gains due to their value-oriented investment proposition and the ability of power generators to insulate profits from rising input expenses by hedging energy costs. Consumer staples, another value-oriented sector that
typically tends to outperform during times of increasing
economic stress and uncertainty, gained ground as well.
Replicating the Performance of the Index
In seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. We note, however, that rising inflation and geopolitical uncertainties related to the war in Ukraine are likely to pose challenges for equity investors for the foreseeable future. Key questions facing markets remain: How aggressively the Fed will move in raising interest rates to combat inflation, how quickly they will reduce their Treasury and mortgage portfolio, and how effective their actions will prove in avoiding a recession as they seek to engineer a soft landing for the economy. While challenges clearly loom for equity markets, we also see opportunities,
supported by persistently strong levels of consumer spending and corporate profitability. We believe that, on balance, prospects for economic growth remain positive, if modest, for the rest of
2022, offering potential for a market rebound. As always, we continue to monitor factors that affect the fund’s investments.
May 16, 2022
1
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Morningstar, Inc. — The Morningstar
®
US Small Cap Index
SM
is a float-adjusted,
market capitalization-weighted index that is designed to measure the performance of U.S.
small-capitalization stocks. he Index’s initial universe of eligible securities includes common stock, tracking stock and shares of real estate investment trusts (REITs) issued by U.S.
companies and traded on the New York Stock Exchange, NASDAQ or NYSE Market
LLC. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days in the preceding quarter and trading volume during the preceding six-month period. Securities with more than 10 non-trading days in the preceding quarter, or that have a bottom 25% liquidity score, as ranked by the index provider based on the preceding six-month trading volume, are excluded. The remaining securities comprise the investable universe. The Index is composed of the securities of companies whose cumulative total market capitalization represents approximately the bottom 3%-10% of the remaining securities comprising the investable universe. Investors cannot invest directly in any index.
3
Morningstar® is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
The prices of small company stocks tend to be more volatile than the prices of large company stocks, mainly because these companies have less established and more volatile earnings histories.
They also tend to be less liquid than larger company stocks.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2021, through April 30, 2022, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll, and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation
Market and Fund Performance Overview
For the six-month period ending April 30, 2022, the BNY Mellon
International Equity ETF (the “fund”) produced a net asset value total return of −10.69%.
1
This compares with a −10.71% total
return for the fund’s benchmark, the Morningstar
®
Developed
Markets ex-US Large Cap Index
SM
(the “Index”), during the
same period.
2,3
International equities lost ground during the reporting period under pressure from increasing inflation, tightening central bank policies and uncertainties related to Russia’s invasion of Ukraine.
The difference in returns between the fund and the Index
resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index, depositary receipts based on securities comprising the Index, exchange-traded funds
(ETFs) providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the
Index. The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of developed-
market (excluding the United States) large-capitalization stocks.
The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed-
market companies (excluding the United States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the
preceding six-month period, and market capitalization. The Index rebalances quarterly in March, June, September and December, and reconstitutes semi-annually in June and December.
Equities Decline as Inflation Mounts
International developed-market equities encountered challenging conditions from the start of the reporting period as inflationary pressures put a damper on markets. Commodity prices rose in
response to wage increases and pandemic-related supply-chain bottlenecks, while government stimulus and accommodative
monetary policies pressured prices as well. Central banks
responded with increasingly hawkish rhetoric regarding interest-
rate increases. The Bank of England took the lead in December
2021 with a 0.15% increase of the base rate to 0.25%. That
same month, the U.S. Federal Reserve (the “Fed”) announced
its intention to scale back its asset purchases earlier in 2022 than previously planned, and signaled a more rapid increase in interest rates in the coming year.
Inflationary forces were exacerbated by the Russian invasion of
Ukraine in early 2022. As the largest land war in Europe since
World War II continued with no sign of an early resolution,
European markets began contemplating the possibility of
reduced or curtailed oil and natural gas exports from Russia, a leading source of energy commodities to the continent. Energy costs, already at elevated levels, spiked higher, along with prices of crucial agricultural chemicals and industrial metals. Stocks in energy producers surged along with oil and gas prices, while some other sectors, such as utilities and materials, produced more modest gains. However, growth-oriented shares suffered as the threat of rising interest rates caused investors to question the pace of future growth and the relative value of future earnings.
Information technology, industrials and consumer discretionary stocks experienced the most significant declines, and most other sectors lost ground as well.
Western Europe and Asia Underperform the UK
From a regional perspective, Western European stocks broadly lost ground due to the region’s proximity to the Russia/Ukraine conflict and its dependence on Russian energy exports. The
Netherlands, Germany, Italy and France were hit particularly hard by the impact of the war on their domestic economies.
Most Asian markets declined as well. Japan saw its currency
decline as the country continued to experience long-standing structural difficulties caused by its aging population and anemic growth rate. Hong Kong and South Korea were negatively
affected by the prevailing, global inflationary environment and by their proximity and economic ties to China, which experienced sharply slowing economic growth due to extensive COVID-19
lockdowns and government regulatory crackdowns on several
key industries.
Conversely, the UK market provided the developed international market’s best equity returns, generating modest gains. UK equities benefited from the nation’s post-Brexit economic insulation from
Europe and from its early start on raising interest rates, which put it on track to deal more effectively with global inflationary trends.
The country’s North Sea oil resources added to its economic
resilience at a time of rapidly rising petroleum prices. While equity markets declined mildly in Canada and Australia, these two commodity-exporting developed nations outperformed
most of the world’s other developed equity markets.
Replicating the Performance of the Index
In seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. We note, however, that rising inflation and geopolitical uncertainties related to the war in Ukraine are likely to pose challenges for equity investors for the foreseeable future. Key questions facing markets include how aggressively central banks will raise interest rates to combat inflation, and how effective their actions will prove in avoiding a global recession. European

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
nations confront the additional problem of replacing supplies and infrastructure as the continent moves toward a full energy embargo on Russia, posing the European Central Bank with a
particularly difficult challenge. On the other hand, an inflationary environment may offer a hopeful sign for Japan’s stubbornly
persistent deflationary cycle, while commodity exporters,
such as the UK, Canada and Australia are likely to continue to derive benefits from high commodity prices. Accordingly, we
see selective opportunities for economic growth and equity
appreciation for the rest of 2022. As always, we continue to monitor factors that affect the fund’s investments.
May 16, 2022
1
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Morningstar Inc. — The Morningstar
®
Developed Markets ex-US Large Cap
Index
SM
is a float-adjusted, market capitalization-weighted index designed to measure the performance of developed-market (excluding the United States) large-capitalization stocks.
A country is considered developed if it meets the following criteria: (i) its annual per capita gross national income falls in the World Bank’s high-income category for the most recent three years; (ii) it has not had any broad-based discriminatory controls against non-domiciled investors for the most recent three years; and (iii) its stock markets exhibit the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by developed-market companies (excluding the United
States) and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the Index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has
30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom
25% after the one-time buffer) of the initial universe as determined by the Index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries.
Diversification cannot assure a profit or protect against loss.
The fund may, but is not required, to use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period November 1, 2021, through April 30, 2022, as provided by David France, CFA, Todd Frysinger, CFA, Vlasta Sheremeta, CFA,
Michael Stoll, and Marlene Walker Smith, Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments Corporation
Market and Fund Performance Overview
For the six-month period ending April 30, 2022, the BNY Mellon
Emerging Markets Equity ETF (the “fund”) produced a net asset value total return of −12.93%.
1
In comparison, the Morningstar
®
Emerging Markets Large Cap Index
SM
(the “Index”), the fund’s
benchmark, returned - 13.03% for the same period.
2,3
Emerging markets lost ground during the reporting period under pressure from slowing Chinese economic growth, increasing
inflation and uncertainties related to Russia’s invasion of
Ukraine. The difference in returns between the fund and the
Index resulted primarily from transaction costs and operating expenses that are not reflected in Index results.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all of its assets in equity securities comprising the Index, depositary receipts based on securities comprising the Index, exchange-traded funds
(ETFs) providing exposure to such securities, and derivatives with economic characteristics similar to such securities or the
Index. The fund’s derivatives investments may include futures, currency forwards, total return swaps and structured notes.
The Index is a float-adjusted, market capitalization-weighted index designed to measure the performance of emerging-
market, large-capitalization stocks. The Index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts
(REITs)), issued by emerging-market companies and traded
on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the
preceding six-month period, and market capitalization. The Index rebalances quarterly in March, June, September and December, and reconstitutes semi-annually in June and December.
China and Russia Lead Markets Lower
In terms of absolute returns, the Russian market suffered the most serious losses globally after the country invaded Ukraine, and western sanctions halted trading in many Russian equities.
However, steep declines in the vast Chinese market had the
greatest impact on the overall performance of the Index.
Chinese economic growth slowed under pressure from intrusive government regulation in technology, education and real estate.
Starting in late 2020, the crackdowns on these industries were initiated at different times and for different stated reasons, largely related to curbing corruption, reducing financial leverage and promoting various government-supported values. Nevertheless, the net effect was a marked deceleration in Chinese economic growth. The economic slowdown was exacerbated by clusters
of COVID-19 outbreaks in China that led to widespread, total lockdowns in Shanghai and other areas throughout the country.
As a result, in March 2022, supply-chain bottlenecks worsened, and Chinese manufacturing and services contracted for the first time since the height of the pandemic. While the impact of
these developments was most directly felt in the Chinese equity market, other Asian market were negatively affected as well due to their economic and political links to China.
Emerging markets were also impacted by the increasing
inflationary pressures felt throughout the world as a result of pandemic-related government stimulus and rising commodity
prices. Inflationary forces were exacerbated by the Russian
invasion of Ukraine, which heightened investor uncertainty.
Energy costs, already at elevated levels, spiked higher, along with prices of crucial agricultural chemicals and industrial metals.
This environment favored the equity markets of commodity-
exporting nations, such as Brazil, Saudi Arabia and the United
Arab Emirates.
Growth-Oriented Shares Underperform
From a sector perspective, growth-oriented stocks tended to
underperform as investors grew concerned about the pace of
future growth and the value of future earnings as measured against potentially higher interest rates. The information technology sector, which includes many of the fastest growing companies in the Index, saw the sharpest declines. Communications services stocks were subject to supply-chain disruptions and discretionary spending constraints. Consumer discretionary shares suffered due to rising input prices and seemingly intractable supply-chain bottlenecks.
Investors tended to favor value-oriented stocks with steady, non-discretionary revenues. Utility stocks outperformed due
to their value-oriented investment profile and the ability of power generators to insulate profits from rising input expenses by hedging energy costs. Real estate stocks benefited from the relaxation of pandemic-related restrictions and a return of in-
person shopping and business practices. Industrials delivered relatively strong performance despite supply-chain disruptions as infrastructure spending increased.
Replicating the Performance of the Index
In seeking to match the performance of the Index, we do not
actively manage investments in response to macroeconomic
trends. We note, however, that China’s economic difficulties, rising inflation and geopolitical uncertainties related to the war in
Ukraine are likely to pose challenges for emerging-market equity investors for the foreseeable future. Key questions facing markets include how China’s regulatory regime will react to the country’s slowing growth, how effectively developed nations with greater resources will act to curb inflation, and how Russia’s invasion of
Ukraine will progress. On the positive side, China’s supply-chain problems may prompt developed nations to look elsewhere
for manufacturing alternatives, which may bode well for other emerging Asian markets. In addition, commodity exporters are likely to continue to derive benefits from high commodity prices.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
Accordingly, we see selective opportunities for economic growth and equity appreciation for the rest of 2022. As always, we
continue to monitor factors that affect the fund’s investments.
May 16, 2022
1
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Morningstar Inc. — The Morningstar
®
Emerging Markets Large Cap Index
SM
is
a float-adjusted, market capitalization-weighted index designed to measure the performance of emerging-market, large-capitalization stocks. A country is considered emerging if: (i) its annual per capita gross national income does not fall in the World Bank’s high income category for the most recent three years; (ii) it has had broad-based discriminatory controls against non-domiciled investors during the most recent three years; and (iii) its stock markets do not exhibit any of the following characteristics: transparency, market regulation, operational efficiency, and the absence of broad-based investment restrictions. The index’s initial universe of eligible securities includes equity securities (including common stock, preferred stock and shares of real estate investment trusts (REITs)), issued by emerging market companies and traded on a major foreign exchange. At each reconstitution, the initial universe is screened to exclude securities based on the number of non-trading days, trading volume and turnover during the preceding six-month period, and market capitalization. Securities not previously part of the last reconstitution are excluded from a current reconstitution if the security has 20 or more non-trading days during the last six months or their trading volume and turnover ranks in the bottom 25% of the initial universe as determined by the index provider based on the preceding six months of trade data. Securities previously part of the last reconstitution are provided a one-time buffer and not excluded unless the security has
30 or more non-trading days (20 or more non-trading days after the one-time buffer) during the last six months or their trading volume and turnover ranks in the bottom 20% (bottom
25% after the one-time buffer) of the initial universe as determined by the index provider based on the preceding six months of trade data. Of the remaining securities, the Index includes large-capitalization securities from each eligible country, targeting the top 70% of stocks by market capitalization from each eligible country. Investors cannot invest directly in any index.
3
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and Morningstar makes no representation regarding the advisability of investing in the fund.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-market countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2021, through April 30, 2022, as provided by Gregory A. Lee, CFA and Nancy G. Rogers, CFA,
Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments
Corporation
Market and Fund Performance Overview
For the six-month period ended April 30, 2022, the BNY Mellon
Core Bond ETF (the “fund”) produced a net asset value total
return of −9.54% (market-based no-load return).
1
In comparison,
the Bloomberg US Aggregate Total Return Index (the “Index”)
achieved a total return of −9.47% for the same period.
2,3
Investment-grade, U.S. fixed-income securities produced negative returns over the reporting period in an environment of rising rates and economic recovery. Because the fund cannot hold all of the securities in the Index, the difference in returns between the fund and the Index is due primarily to sampling risk, the choice of securities selected to replicate the Index’s performance.
The Fund’s Investment Approach
To pursue its goal, the fund normally invests substantially all of its assets in bonds comprising the Index and TBA transactions representing bonds included in the Index. The Index is designed to measure the investment-grade, U.S. dollar-denominated,
fixed-rate, taxable bond market. The Index includes Treasuries, government-related and corporate securities, mortgage-
backed pass-through securities (agency fixed-rate), commercial mortgage-backed securities (agency and non-agency) and
other asset-backed securities having at least one year until final maturity. Treasury, government-related and corporate securities must have $300 million or more par amount outstanding. For
mortgage-backed pass-through securities, pool aggregates must have $1 billion or more par amount outstanding. Asset-backed securities must have a minimum deal size of $500 million and a minimum tranche size of $25 million. Commercial mortgage-
backed securities must have a minimum deal size of $500 million with at least $300 million outstanding and a minimum tranche size of $25 million.
To be included in the Index, securities must be rated investment grade (Baa3/BBB-/BBB- or higher) using the middle rating of
Moody’s, S&P and Fitch. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The Index may include U.S.
dollar-denominated bonds issued by foreign issuers. Securities in the index are updated on the last business day of each month.
The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Uncertainties Hinder the Market
Fixed-income markets posted a negative performance during
the reporting period, which was driven by intermittent concerns about the pandemic, worries about rising inflation, Russia’s invasion of Ukraine and an increase in the federal funds rate by the Federal Reserve (the “Fed”).
At the end of 2021, the fixed-income market produced minimal returns. In addition, the Fed became more hawkish on inflation, shifting from its earlier position that higher rates of inflation were “transitory.” It also slowed the pace of its bond purchases and signaled it would begin selling the Treasuries on its balance sheet sometime in the coming months. The end of the 2021
period also saw the pandemic wax and wane in intensity, creating some uncertainty in the market. Inflation pressures arising from bottlenecks in the global supply chain added to concerns as well.
Early in 2022, concerns about the pandemic eased somewhat,
but fixed-income markets experienced some volatility due at least in part to persistent and rising rates of inflation. Russia’s invasion of Ukraine late in February 2022 added more uncertainty to the market. Rising oil prices added to pricing pressures worldwide.
In March 2022, the Fed raised the federal funds target rate from
0.25% to 0.50%. In response to this as well as rising inflation, bond yields rose across the curve, though losses were largely due to a large increase at the short end of the curve. While the short end of the curve steepened, driven by the yield on the two-year
Treasury, which rose 222 basis points (bps), the two-year to 30-
year portion of the curve flattened. The yield on the 10-year
Treasury rose 138 bps to 2.93%, and the yield on the 30-year
Treasury rose approximately 100 bps to just under 3.0%.
With the increase in the federal funds rate, market participants became concerned about whether the Fed’s policy was
appropriate. Investors worried about the Fed’s ability to achieve a “soft landing,” quelling inflation without producing a recession.
While bond yields rose throughout the reporting period, corporate issuance remained robust, possibly because corporations were concerned that even higher rates were in store. A large portion of the issuance occurred at the short-to-intermediate end of the curve (one to five years), and most of it was in the A and BBB rated categories.
Corporate Bonds Lead Market Lower
The Index lost −9.47%, the weakest performance since the
1980s, with declines occurring across the board. The loss was driven largely by corporate bonds, which declined −12.5%, while
Treasuries posted a loss of −8.34%. Concerns about inflation and tightening monetary policy were largely responsible for the losses. The utilities industry performed worst in the corporate sector. The securitized sector, which makes up approximately
30% of the Index, also lagged Treasuries, falling −8.59%.
On the other hand, while Treasuries outperformed corporate
bonds, in the corporate sector, the bonds in the financial services industry performed best. In the securitized sector, asset-backed securities, which tend to be of shorter duration, performed best.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
May 16, 2022
1
Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser,
Inc. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Lipper Inc. — The Bloomberg US Aggregate Total Return Index is a broad-
based, flagship benchmark that measures the investment-grade, U.S. dollar-denominated, fixed-rate, taxable bond market. The Index includes Treasuries, government-related and corporate securities, MBS (agency fixed-rate and hybrid ARM pass-throughs), ABS and
CMBS (agency and nonagency). Investors cannot invest directly in any index.
3
Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and does not approve, endorse, review or recommend the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index, and the timing of purchases and redemptions of fund shares.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2021, through April 30, 2022, as provided by Gregory A. Lee, CFA and Nancy G. Rogers, CFA,
Portfolio Managers employed by the fund’s sub-adviser, Mellon Investments
Corporation
Market and Fund Performance Overview
For the six-month period ended April 30, 2022, the BNY Mellon
Short Duration Corporate Bond ETF (the “fund”) produced a
net asset value total return of −5.31% (market-based, no-load return).
1
In comparison, the Bloomberg US Corporate Bond 1-5
Year Index (the “Index”) achieved a total return of −5.24% for the same period.
2,3
Short-term, investment-grade securities produced negative
returns over the reporting period, in an environment of rising long-term rates and inflation. The difference in returns between the fund and the Index was primarily the result of operating expenses that are not reflected in the Index’s results.
The Fund’s Investment Approach
The fund seeks to track the performance of the Index. To pursue its goal, the fund normally invests substantially all, but at least
80%, of its assets in bonds comprising the Index. For bonds,
“duration” refers to an investment’s “interest-rate risk,” or how sensitive a bond may be to changes in interest rates. For example, the market price of a fixed-income security with a duration of three years would be expected to decline 3% if interest rates rose
1%. Conversely, the market price of the same security would be expected to increase 3% if interest rates fell 1%.
The Index is designed to measure the market for investment-
grade, U.S. dollar-denominated, fixed-rate, taxable corporate bonds with one to five years left to maturity. To be included in the Index, securities must have $300 million or more par amount outstanding and be rated investment grade (Baa3/BBB-/BBB
or higher) using the middle rating of Moody’s, S&P and Fitch.
When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the
Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers. Securities in the Index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Uncertainties Hinder the Market
Fixed-income markets posted a negative performance during
the reporting period, which was driven by intermittent concerns about the pandemic, worries about rising inflation, Russia’s invasion of Ukraine and an increase in the federal funds rate by the Federal Reserve (the “Fed”).
At the end of 2021, the fixed-income market produced minimal returns. In addition, the Fed became more hawkish on inflation, shifting from its earlier position that higher rates of inflation were “transitory.” It also slowed the pace of its bond purchases and signaled it would begin selling the Treasuries on its balance sheet sometime in the coming months. The end of the 2021
period also saw the pandemic wax and wane in intensity, creating some uncertainty in the market. Inflation pressures arising from bottlenecks in the global supply chain added to concerns as well.
Early in 2022, concerns about the pandemic eased somewhat,
but fixed-income markets experienced some volatility due at least in part to persistent and rising rates of inflation. Russia’s invasion of Ukraine late in February 2022 added more uncertainty to the market. Rising oil prices added to pricing pressures worldwide.
In March 2022, the Fed raised the federal funds target rate from
0.25% to 0.50%. In response to this as well as rising inflation, bond yields rose across the curve, though losses were largely due to a large increase at the short end of the curve. While the short end of the curve steepened, driven by the yield on the two-year
Treasury, which rose 222 basis points (bps), the two-year to 30-
year portion of the curve flattened. The yield on the 10-year
Treasury rose 138 bps to 2.93%, and the yield on the 30-year
Treasury rose approximately 100 bps to 3.0%.
With the increase in the federal funds rate, market participants became concerned about whether the Fed’s policy was
appropriate. Investors worried about the Fed’s ability to achieve a “soft landing,” quelling inflation without producing a recession.
While bond yields rose throughout the reporting period, corporate issuance remained robust, possibly because corporations were concerned that even higher rates were in store. A large portion of the issuance occurred at the short-to-intermediate end of the curve (one to five years), and most of it was in the A and BBB rated categories.
Rising Treasury Yields Drove Results
The performance of this short-term, corporate bond fund
relative to the broader fixed-income market was hindered
primarily by the sharp rise in Treasury yields. Although the fund does not include Treasuries, corporate bonds represent relatively greater risk, so a sell-off in Treasuries also affects higher-risk segments of the market. While all sectors underperformed, the financial sector lagged most.
Though all sectors posted negative returns, the fund’s shorter duration versus the broader market protected it somewhat from the rise in longer-term rates.
Replicating the Composition of the Index
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
May 16, 2022
1
Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser,
Inc. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: FactSet — Bloomberg US Corporate 1-5 Years Total Return Index is designed to measure the market for investment-grade, U.S. dollar-denominated, fixed-rate, taxable corporate bonds with one to five years left to maturity. To be included in the index, securities must have $300 million or more par amount outstanding and be rated investment grade
(Baa3/BBB-/BBB- or higher) using the middle rating of Moody’s, S&P and Fitch.
When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The index may include U.S. dollar-denominated bonds issued by foreign issuers. Investors cannot invest directly in any index.
3
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and does not approve, endorse, review or recommend the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index, and the timing of purchases and redemptions of fund shares.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.

DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from November 1, 2021, through April 30, 2022, as provided by Paul Benson, CFA, CAIA, Manuel Hayes and Stephanie
Shu, CFA, Portfolio Managers employed by the fund’s sub-adviser, Insight
North America LLC
Market and Fund Performance Overview
For the six-month period ended April 30, 2022, the BNY Mellon
High Yield Beta ETF (the “fund”) produced a net asset value
total return of −7.39%.
1
In comparison, the Bloomberg US
Corporate High Yield Total Return Index (the “Index”) achieved a total return of −7.41% for the same period.
2,3
U.S. high yield securities produced negative returns over the reporting period in an environment of rising inflation and bond yields.
The Fund’s Investment Approach
The fund uses a rules-based, systematic investment strategy that seeks to track an index designed to measure the performance of the high yield bond market. To pursue its goal, the fund normally invests substantially all, but at least 80%, of its assets in bonds comprising the Index. The fund may also invest in derivatives with economic characteristics similar to such bonds or the Index.
The fund’s derivatives investments may include credit default swap indexes, total return swaps, structured notes and futures.
The Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market.
Bonds included in the Index must have $150 million or more
par amount outstanding and at least one year until final maturity.
Bonds are classified as high yield if the middle rating of Moody’s,
Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from
only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign
issuers. Securities in the Index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the Index.
Uncertainties Hinder the Market
Fixed-income markets posted a negative performance during
the reporting period, which was driven by intermittent concerns about the pandemic, worries about rising inflation, Russia’s invasion of Ukraine and an increase in the federal funds rate by the Federal Reserve (the “Fed”).
At the end of 2021, the fixed-income market produced minimal returns. In addition, the Fed became more hawkish on inflation, shifting from its earlier position that higher rates of inflation were “transitory.” It also slowed the pace of its bond purchases and signaled it would begin selling the Treasuries on its balance sheet sometime in the coming months. The end of the 2021
period also saw the pandemic wax and wane in intensity, creating some uncertainty in the market. Inflation pressures arising from bottlenecks in the global supply chain added to concerns as well.
Early in 2022, concerns about the pandemic eased somewhat,
but fixed-income markets experienced some volatility due at least in part to persistent and rising rates of inflation. Russia’s invasion of Ukraine late in February 2022 added more uncertainty to the market. Rising oil prices added to pricing pressures worldwide.
In March 2022, the Fed raised the federal funds target rate from
0.25% to 0.50%. In response to this as well as rising inflation, bond yields rose across the curve, though losses were largely due to a large increase at the short end of the curve. While the short end of the curve steepened, driven by the yield on the two-year
Treasury, which rose 222 basis points (bps), the two-year to 30-
year portion of the curve flattened. The yield on the 10-year
Treasury rose 138 bps to 2.93%, and the yield on the 30-year
Treasury rose approximately 100 bps to 3.0%.
With the increase in the federal funds rate, market participants became concerned about whether the Fed’s policy was
appropriate. Investors worried about the Fed’s ability to achieve a “soft landing,” quelling inflation without producing a recession.
While investment grade corporate issuance remained robust,
possibly because corporations were concerned that even higher rates were in store, high yield corporate issuance was very
low relatively to the prior 12 months. A large portion of the investment grade issuance occurred at the short-to-intermediate end of the curve (one to five years), and most of it was in the A and BBB rated categories.
Returns Hindered by Rising Rates
The fund was generally neutral versus the Index and was able to slightly outperform the Index’s performance on a gross of fee basis during this period, thus closely matching the Index performance net of fees. Security selection contributed positively to the outperformance, primarily due to bonds with indirect
exposure to Russia.
The bulk of the Index’s return was due to the Treasury rates-
performance component, which contributed −5.50% to total
returns, due largely to a sharp rise in Treasury yields. The five-
year Treasury yield rose 173 bps over the past six months to finish the period at 2.89%. The spread component of the Index was mildly negative, contributing −1.92% to the total return.
Strong Fundamentals, Attractive Yields
As an index fund, we attempt to match closely the returns of the Index by approximating its composition and credit quality.
Although we do not actively manage the fund’s investments in response to the macroeconomic environment, we continue to
monitor factors which affect the fund’s investments.
With the continued run-up in yields, U.S. Treasury yields are now pricing in 10 quarter-point rate hikes, with some of the hikes now expected to be 50 bps. High yield spreads over Treasuries were 379 bps as of April 30, 2022, making the yield to worst on the Index an attractive 7.0%. Fundamentals are also attractive.
Corporate balance sheets continue to show low leverage and high levels of cash, which suggests defaults are likely to remain low.

DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
May 16, 2022
1
Total return includes reinvestment of dividends and any capital gains paid. The fund’s return reflects the absorption of certain fund expenses by BNY Mellon Investment Adviser,
Inc. pursuant to an agreement. Had these expenses not been absorbed, returns would have been lower. Past performance is no guarantee of future results. Share price, yield and investment return fluctuate such that upon redemption, fund shares may be worth more or less than their original cost. ETFs trade like stocks, are subject to investment risk, including possible loss of principal. ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Lipper Inc. — The Bloomberg US Corporate High Yield Total Return Index
is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the Index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody’s, Fitch and S&P is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the
Index provider may use other sources to classify securities by credit quality. The Index may include U.S. dollar-denominated bonds issued by foreign issuers.
3
Bloomberg® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates
(collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg Indices. Bloomberg is not affiliated with BNY Mellon ETF Trust, and does not approve, endorse, review or recommend the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
Bonds are subject generally to interest-rate, credit, liquidity and market risks, to varying degrees, all of which are more fully described in the fund’s prospectus. Generally, all other factors being equal, bond prices are inversely related to interest-rate changes, and rate increases can cause price declines.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Indexing does not attempt to manage market volatility, use defensive strategies, or reduce the effects of any long-term periods of poor Index performance. The correlation between fund and
Index performance may be affected by the fund’s expenses and use of sampling techniques, changes in securities markets, changes in the composition of the Index and the timing of purchases and redemptions of fund shares.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)

As a shareholder of the funds, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your funds’ prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for your fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the funds with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing fund expenses (but not transaction expenses or total cost) of investing in the funds with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the six-month period ended April 30, 2022. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.
For the six months ended April 30, 2022
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios for
the period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
BNY Mellon US Large Cap Core Equity ETF 1,000.00 1,000.00 884.10 1,024.79 0.00 0.00 0.00
BNY Mellon US Mid Cap Core Equity ETF 1,000.00 1,000.00 894.60 1,024.60 0.19 0.20 0.04
BNY Mellon US Small Cap Core Equity ETF 1,000.00 1,000.00 849.70 1,024.60 0.18 0.20 0.04
BNY Mellon International Equity ETF 1,000.00 1,000.00 893.10 1,024.60 0.19 0.20 0.04
BNY Mellon Emerging Markets Equity ETF 1,000.00 1,000.00 870.70 1,024.25 0.51 0.55 0.11
BNY Mellon Core Bond ETF 1,000.00 1,000.00 904.60 1,024.79 0.00 0.00 0.00
BNY Mellon Short Duration Corporate Bond ETF 1,000.00 1,000.00 946.90 1,024.50 0.29 0.30 0.06
BNY Mellon High Yield Beta ETF 1,000.00 1,000.00 926.10 1,023.70 1.05 1.10 0.22

STATEMENT OF INVESTMENTS
April 30, 2022 (Unaudited)
BNY Mellon US Large Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 9.7%
Activision Blizzard, Inc. 12,501 945,076
Alphabet, Inc., Class A
(a)
4,845 11,057,211
Alphabet, Inc., Class C
(a)
4,496 10,337,788
AT&T, Inc. 114,667 2,162,620
Charter Communications, Inc., Class A
(a)
2,001 857,408
Comcast Corp., Class A 72,962 2,900,969
Electronic Arts, Inc. 4,584 541,141
Match Group, Inc.
(a)
4,490 355,383
Meta Platforms, Inc., Class A
(a)
37,227 7,462,897
Netflix, Inc.
(a)
7,138 1,358,790
Snap, Inc., Class A
(a)
17,731 504,624
T-Mobile US, Inc.
(a)
9,403 1,157,885
Twitter, Inc.
(a)
12,681 621,623
Verizon Communications, Inc. 66,655 3,086,126
Walt Disney Co. (The)
(a)
29,386 3,280,359
46,629,900
Consumer Discretionary – 11.8%
Airbnb, Inc., Class A
(a)
5,415 829,632
Amazon.com, Inc.
(a)
7,039 17,496,350
Aptiv PLC
(a)
4,314 459,010
Booking Holdings, Inc.
(a)
656 1,449,963
Chipotle Mexican Grill, Inc., Class A
(a)
480 698,693
Dollar General Corp. 3,734 886,937
DoorDash , Inc., Class A
(a)
2,422 197,224
eBay, Inc. 10,097 524,236
Ford Motor Co. 62,970 891,655
General Motors Co.
(a)
23,284 882,696
Home Depot, Inc. (The) 16,766 5,036,506
Lowe's Cos., Inc. 10,996 2,174,239
Lucid Group, Inc.
(a)(b)
9,473 171,272
Lululemon Athletica , Inc.
(a)
1,907 676,279
Marriott International, Inc., Class A
(a)
4,494 797,775
McDonald's Corp. 12,066 3,006,365
MercadoLibre , Inc.
(a)
757 737,038
Nike, Inc., Class B 20,747 2,587,151
O'Reilly Automotive, Inc.
(a)
1,120 679,336
Rivian Automotive, Inc., Class A
(a)(b)
1,363 41,217
Ross Stores, Inc. 5,721 570,784
Starbucks Corp. 18,496 1,380,541
Target Corp. 7,935 1,814,338
Tesla, Inc.
(a)
13,482 11,739,586
TJX Cos., Inc. (The) 19,356 1,186,136
56,914,959
Consumer Staples – 6.7%
Altria Group, Inc. 29,862 1,659,431
Coca-Cola Co. (The) 61,765 3,990,637
Colgate-Palmolive Co. 13,310 1,025,535
Constellation Brands, Inc., Class A 2,739 674,041
Costco Wholesale Corp. 7,120 3,785,846
Estee Lauder Cos., Inc. (The), Class A 3,754 991,281
Keurig Dr Pepper, Inc. 11,880 444,312
Kimberly-Clark Corp. 5,422 752,736
Kraft Heinz Co. (The) 10,582 451,111
Mondelez International, Inc., Class A 22,253 1,434,873
Monster Beverage Corp.
(a)
6,265 536,785
PepsiCo, Inc. 22,243 3,819,346
Philip Morris International, Inc. 24,875 2,487,500
Procter & Gamble Co. (The) 38,756 6,222,276
Walgreens Boots Alliance, Inc. 12,009 509,182
Walmart, Inc. 22,539 3,448,242
32,233,134
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Energy – 3.4%
Chevron Corp. 31,209 4,889,514
ConocoPhillips 20,763 1,983,282
EOG Resources, Inc. 9,520 1,111,555
Exxon Mobil Corp. 68,516 5,840,989
Marathon Petroleum Corp. 9,596 837,347
Pioneer Natural Resources Co. 3,664 851,770
Schlumberger NV 22,313 870,430
16,384,887
Financials – 10.8%
American Express Co. 10,101 1,764,746
American International Group, Inc. 12,523 732,721
Aon PLC, Class A 3,621 1,042,812
Bank of America Corp. 115,694 4,127,962
Bank of New York Mellon Corp. (The) 12,689 533,699
Berkshire Hathaway, Inc., Class B
(a)
29,346 9,473,769
BlackRock, Inc., Class A 2,262 1,413,026
Blackstone, Inc., Class A 11,085 1,125,903
Capital One Financial Corp. 6,661 830,094
Charles Schwab Corp. (The) 23,652 1,568,837
Chubb Ltd. 6,884 1,421,202
Citigroup, Inc. 31,972 1,541,370
CME Group, Inc., Class A 5,784 1,268,663
Coinbase Global, Inc., Class A
(a)
261 29,417
Goldman Sachs Group, Inc. (The) 5,407 1,651,784
Intercontinental Exchange, Inc. 9,198 1,065,220
JPMorgan Chase & Co. 47,583 5,679,507
KKR & Co., Inc., Class A 9,408 479,526
Marsh & McLennan Cos., Inc. 8,197 1,325,455
MetLife, Inc. 11,571 759,983
Moody's Corp. 2,598 822,215
Morgan Stanley 23,387 1,884,758
MSCI, Inc., Class A 1,298 546,782
PNC Financial Services Group, Inc. (The) 6,892 1,144,761
Progressive Corp. (The) 9,394 1,008,540
Prudential Financial, Inc. 6,405 695,007
S&P Global, Inc. 5,631 2,120,072
T Rowe Price Group, Inc. 3,671 451,680
Travelers Cos., Inc. (The) 3,949 675,516
Truist Financial Corp. 21,455 1,037,349
US Bancorp 20,848 1,012,379
Wells Fargo & Co. 63,576 2,773,821
52,008,576
Health Care – 14.7%
Abbott Laboratories 28,640 3,250,640
AbbVie, Inc. 28,680 4,212,518
Agilent Technologies, Inc. 4,793 571,661
Align Technology, Inc.
(a)
1,171 339,485
Amgen, Inc. 9,128 2,128,558
Anthem, Inc. 3,959 1,987,141
Becton, Dickinson & Co. 4,618 1,141,524
Biogen, Inc.
(a)
2,394 496,611
Boston Scientific Corp.
(a)
22,592 951,349
Bristol-Myers Squibb Co. 35,590 2,678,859
Cigna Corp. 5,414 1,336,067
CVS Health Corp. 20,956 2,014,500
Danaher Corp. 10,161 2,551,732
DexCom , Inc.
(a)
1,510 616,956
Edwards Lifesciences Corp.
(a)
10,065 1,064,676
Eli Lilly & Co. 12,836 3,749,781
Gilead Sciences, Inc. 20,502 1,216,589
HCA Healthcare, Inc. 3,997 857,556

BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 14.7% (continued)
Humana, Inc. 2,113 939,355
IDEXX Laboratories, Inc.
(a)
1,360 585,453
Illumina, Inc.
(a)
2,412 715,520
Intuitive Surgical, Inc.
(a)
5,739 1,373,343
IQVIA Holdings, Inc. 3,060 667,049
Johnson & Johnson 42,248 7,624,074
Medtronic PLC 21,250 2,217,650
Merck & Co., Inc. 40,815 3,619,882
Moderna , Inc.
(a)
5,656 760,223
Pfizer, Inc. 90,798 4,455,458
Regeneron Pharmaceuticals, Inc.
(a)
1,659 1,093,464
Stryker Corp. 5,395 1,301,598
Thermo Fisher Scientific, Inc. 6,310 3,488,925
UnitedHealth Group, Inc. 15,170 7,714,704
Veeva Systems, Inc., Class A 2,243 408,114
Vertex Pharmaceuticals, Inc.
(a)
4,070 1,112,005
Zoetis, Inc., Class A 7,561 1,340,187
70,583,207
Industrials – 6.4%
3M Co. 8,942 1,289,615
Boeing Co. (The)
(a)
8,798 1,309,494
Carrier Global Corp. 14,350 549,174
Caterpillar, Inc. 8,824 1,857,805
Cintas Corp. 1,442 572,849
CSX Corp. 35,453 1,217,456
Deere & Co. 4,510 1,702,750
Eaton Corp. PLC 6,209 900,429
Emerson Electric Co. 9,843 887,642
FedEx Corp. 3,948 784,625
General Dynamics Corp. 3,688 872,323
General Electric Co. 17,963 1,339,142
Honeywell International, Inc. 11,160 2,159,572
Illinois Tool Works, Inc. 4,580 902,764
Johnson Controls International PLC 11,367 680,542
L3Harris Technologies, Inc. 3,181 738,819
Lockheed Martin Corp. 3,863 1,669,280
Norfolk Southern Corp. 3,957 1,020,431
Northrop Grumman Corp. 2,359 1,036,545
Raytheon Technologies Corp. 24,013 2,279,074
Trane Technologies PLC 3,625 507,101
Uber Technologies, Inc.
(a)
26,467 833,181
Union Pacific Corp. 10,455 2,449,502
United Parcel Service, Inc., Class B 11,510 2,071,570
Waste Management, Inc. 6,284 1,033,341
30,665,026
Information Technology – 31.2%
Accenture PLC, Class A 10,159 3,051,357
Adobe, Inc.
(a)
7,649 3,028,622
Advanced Micro Devices, Inc.
(a)
26,433 2,260,550
Amphenol Corp., Class A 10,090 721,435
Analog Devices, Inc. 8,671 1,338,629
Apple, Inc. 249,860 39,390,429
Applied Materials, Inc. 14,176 1,564,322
Autodesk, Inc.
(a)
3,529 667,969
Automatic Data Processing, Inc. 6,793 1,482,097
Block, Inc., Class A
(a)
8,152 811,450
Broadcom, Inc. 6,660 3,692,237
Cadence Design Systems, Inc.
(a)
4,440 669,774
Cisco Systems, Inc. 67,907 3,326,085
Cloudflare , Inc., Class A
(a)
4,504 387,975
Cognizant Technology Solutions Corp., Class A 8,797 711,677
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 31.2% (continued)
Crowdstrike Holdings, Inc., Class A
(a)
3,441 683,933
DocuSign, Inc., Class A
(a)
3,189 258,309
Fidelity National Information Services, Inc. 9,296 921,698
Fiserv, Inc.
(a)
10,077 986,740
Fortinet, Inc.
(a)
2,111 610,100
Global Payments, Inc. 4,496 615,862
Intel Corp. 65,424 2,851,832
International Business Machines Corp. 14,658 1,937,934
Intuit, Inc. 4,466 1,870,138
KLA Corp. 2,435 777,398
LAM Research Corp. 2,289 1,066,125
Marvell Technology, Inc. 13,641 792,269
Mastercard , Inc., Class A 14,049 5,105,126
Microchip Technology, Inc. 8,731 569,261
Micron Technology, Inc. 17,900 1,220,601
Microsoft Corp. 120,811 33,527,469
NVIDIA Corp. 40,296 7,473,699
NXP Semiconductors NV 4,447 759,992
Oracle Corp. 26,016 1,909,574
Palantir Technologies, Inc., Class A
(a)(b)
25,411 264,274
Palo Alto Networks, Inc. 1,593 894,119
Paychex, Inc. 5,140 651,392
PayPal Holdings, Inc. 18,436 1,621,077
QUALCOMM, Inc. 18,162 2,537,050
Roper Technologies, Inc. 1,739 817,191
salesforce.com, Inc.
(a)
15,884 2,794,631
ServiceNow , Inc. 3,220 1,539,482
Snowflake, Inc., Class A
(a)
3,659 627,299
Synopsys, Inc.
(a)
2,496 715,828
TE Connectivity Ltd. 5,413 675,434
Texas Instruments, Inc. 14,639 2,492,290
Twilio , Inc., Class A
(a)
2,602 290,956
Visa, Inc., Class A
(b)
26,955 5,744,919
Workday, Inc., Class A 3,038 627,955
Zoom Video Communications, Inc., Class A
(a)
3,168 315,438
Zscaler , Inc.
(a)
1,186 240,450
149,892,453
Materials – 1.7%
Air Products & Chemicals, Inc. 3,491 817,138
Dow, Inc. 12,552 834,708
Ecolab, Inc. 4,024 681,424
Freeport-McMoRan, Inc. 23,185 940,152
Linde PLC 8,275 2,581,469
Newmont Corp. 12,470 908,440
Sherwin-Williams Co. (The) 3,883 1,067,670
Southern Copper Corp. 1,363 84,874
7,915,875
Real Estate – 1.7%
American Tower Corp.
(c)
7,314 1,762,820
Crown Castle International Corp.
(c)
7,006 1,297,581
Digital Realty Trust, Inc.
(c)
4,575 668,499
Equinix , Inc.
(c)
1,483 1,066,396
Prologis, Inc.
(c)
11,812 1,893,345
Public Storage
(c)
2,427 901,631
Simon Property Group, Inc.
(c)
5,410 638,380
8,228,652
Utilities – 1.7%
American Electric Power Co., Inc. 8,077 800,511
Dominion Energy, Inc. 13,397 1,093,731
Duke Energy Corp. 12,157 1,339,215
Exelon Corp. 15,060 704,507

STATEMENT OF INVESTMENTS
(continued)
(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2022, the value of the fund’s securities on loan was $4,293,663 and the value of the collateral was $4,540,992, consisting of cash collateral of
$190,102 and U.S. Government & Agency securities valued at $4,350,890. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:
(e)
The rate shown is the 1-day yield as of April 30, 2022.
BNY Mellon US Large Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Utilities – 1.7% (continued)
NextEra Energy, Inc. 31,890 2,264,828
Sempra Energy 5,056 815,836
Southern Co. (The) 16,635 1,220,843
8,239,471
Total Common Stocks (cost $487,645,650) 479,696,140
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(d)(e)
(cost $1,027,130) 1,027,130 1,027,130
Investment of Cash Collateral for Securities Loaned – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(d)(e)
(cost $190,102) 190,102 190,102
Total Investments (cost $488,862,882) 100.0% 480,913,372
Cash and Receivables (Net) 0.0% 30,383
Net Assets 100.0% 480,943,755
Description
Value
10/31/21 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/22 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 301,916 5,453,927 (4,728,713) — — 1,027,130 0.2 353
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 140,106 1,023,942 (973,946) — — 190,102 0.0 9,907
2
Total 442,022 6,477,869 (5,702,659) — — 1,217,232 0.2 10,260
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 31.2
Health Care 14.7
Consumer Discretionary 11.8
Financials 10.8
Communication Services 9.7
Consumer Staples 6.7
Industrials 6.4
Energy 3.4
Utilities 1.7
Real Estate 1.7
Materials 1.7
Registered Investment Companies 0.2
100.0
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P 500 E-mini 6 6/17/2022 1,339,285 1,238,250 (101,035)

STATEMENT OF INVESTMENTS
April 30, 2022 (Unaudited)
BNY Mellon US Mid Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 3.4%
AMC Entertainment Holdings, Inc., Class A
(a),(b)
5,735 87,745
Cable One, Inc. 58 67,640
DISH Network Corp., Class A
(a),(b)
2,945 83,962
Fox Corp., Class A 3,792 135,905
Fox Corp., Class B 1,800 59,832
IAC/InterActiveCorp
(b)
1,020 84,538
Interpublic Group of Cos., Inc. (The) 4,769 155,565
Liberty Broadband Corp., Class A
(b)
275 29,606
Liberty Broadband Corp., Class C
(b)
1,672 186,963
Liberty Media Corp.-Liberty Formula One, Class
A
(b)
308 17,685
Liberty Media Corp.-Liberty Formula One, Class
C
(b)
2,465 153,643
Liberty Media Corp.-Liberty SiriusXM , Class A
(b)
1,009 42,206
Liberty Media Corp.-Liberty SiriusXM , Class C
(b)
1,937 81,122
Live Nation Entertainment, Inc.
(b)
1,604 168,227
Lumen Technologies, Inc.
(a)
11,065 111,314
New York Times Co. (The), Class A 1,978 75,797
News Corp., Class A 4,573 90,820
News Corp., Class B 1,476 29,387
Omnicom Group, Inc. 2,533 192,837
Pinterest, Inc., Class A
(b)
6,544 134,283
Playtika Holding Corp.
(b)
1,253 22,028
Roku, Inc., Class A
(b)
1,370 127,273
Sirius XM Holdings, Inc.
(a)
10,990 65,940
Take-Two Interactive Software, Inc.
(b)
1,396 166,836
ViacomCBS , Inc., Class A 22 694
ViacomCBS , Inc., Class B
(a)
7,173 208,878
Warner Bros Discovery, Inc. 25,565 464,005
ZoomInfo Technologies, Inc., Class A
(b)
3,560 168,744
Zynga, Inc., Class A
(b)
12,291 101,647
3,315,122
Consumer Discretionary – 10.6%
Advance Auto Parts, Inc. 723 144,333
Aramark 2,988 108,315
Autoliv , Inc. 930 68,522
AutoNation, Inc.
(b)
515 59,694
AutoZone, Inc.
(b)
244 477,135
Bath & Body Works, Inc. 3,128 165,440
Best Buy Co., Inc. 2,540 228,422
BorgWarner, Inc. 2,700 99,441
Bright Horizons Family Solutions, Inc.
(b)
749 85,566
Brunswick Corp. 940 71,073
Burlington Stores, Inc.
(b)
801 163,052
Caesars Entertainment, Inc.
(b)
2,462 163,181
Capri Holdings Ltd.
(b)
1,836 87,577
CarMax, Inc.
(b)
1,956 167,786
Carnival Corp.
(a),(b)
9,287 160,665
Carvana Co., Class A
(a),(b)
1,151 66,712
Chegg , Inc.
(b)
1,678 41,514
Chewy, Inc., Class A
(a),(b)
1,013 29,438
Churchill Downs, Inc. 407 82,597
Crocs, Inc.
(b)
668 44,375
D.R. Horton, Inc. 3,804 264,720
Darden Restaurants, Inc. 1,504 198,122
Deckers Outdoor Corp.
(b)
339 90,089
Dollar Tree, Inc.
(b)
2,693 437,478
Domino's Pizza, Inc. 430 145,340
Draftkings , Inc., Class A
(a),(b)
3,634 49,713
Etsy, Inc.
(b)
1,482 138,108
Expedia Group, Inc.
(b)
1,750 305,813
Five Below, Inc.
(b)
684 107,456
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 10.6% (continued)
Floor & Decor Holdings, Inc., Class A
(b)
1,277 101,802
Gamestop Corp., Class A
(a),(b)
671 83,922
Gap, Inc. (The) 2,621 32,553
Garmin Ltd. 1,794 196,874
Gentex Corp. 2,828 83,002
Genuine Parts Co. 1,668 216,923
Hasbro, Inc. 1,539 135,524
Hilton Worldwide Holdings, Inc.
(b)
3,271 507,954
Kohl's Corp. 1,736 100,480
Las Vegas Sands Corp.
(b)
4,061 143,881
Lear Corp. 698 89,302
Lennar Corp., Class A 3,113 238,113
Lennar Corp., Class B 204 13,301
Lithia Motors, Inc., Class A 359 101,644
LKQ Corp. 3,202 158,915
Macy's, Inc. 3,540 85,562
Mattel, Inc.
(b)
4,234 102,929
MGM Resorts International 4,546 186,568
Mohawk Industries, Inc.
(b)
640 90,278
Newell Brands, Inc. 4,564 105,657
Norwegian Cruise Line Holdings Ltd.
(b)
4,930 98,748
NVR, Inc.
(b)
37 161,920
Peloton Interactive, Inc., Class A
(b)
3,361 59,019
Penn National Gaming, Inc.
(b)
1,903 69,593
Penske Automotive Group, Inc. 255 26,729
Pool Corp. 475 192,480
PulteGroup, Inc. 2,840 118,598
PVH Corp. 836 60,844
QuantumScape Corp., Class A
(a),(b)
2,794 41,742
RH 204 68,568
Royal Caribbean Cruises Ltd.
(b)
2,603 202,331
Service Corp. International 1,990 130,564
Tapestry, Inc. 3,128 102,974
Tempur Sealy International, Inc. 2,120 57,473
Toll Brothers, Inc. 1,338 62,043
TopBuild Corp. 389 70,463
Tractor Supply Co. 1,312 264,302
Ulta Beauty, Inc.
(b)
648 257,126
Under Armour , Inc., Class A
(b)
2,248 34,529
Under Armour , Inc., Class C
(b)
2,381 33,786
Vail Resorts, Inc. 486 123,522
VF Corp. 3,725 193,700
Wayfair, Inc., Class A
(a),(b)
890 68,477
Whirlpool Corp. 717 130,150
Williams-Sonoma, Inc. 868 113,257
Wynn Resorts Ltd.
(b)
1,278 90,073
YETI Holdings, Inc.
(b)
998 48,772
Yum! Brands, Inc. 3,427 400,993
10,309,637
Consumer Staples – 5.4%
Albertsons Cos., Inc. 896 28,027
Archer-Daniels-Midland Co. 6,647 595,305
Brown-Forman Corp., Class A 576 35,954
Brown-Forman Corp., Class B 2,162 145,805
Bunge Ltd. 1,614 182,576
Campbell Soup Co. 2,299 108,559
Church & Dwight Co., Inc. 2,898 282,729
Clorox Co. (The) 1,448 207,744
ConAgra Brands, Inc. 5,517 192,709
Darling Ingredients, Inc.
(b)
1,956 143,551
General Mills, Inc. 6,955 491,927

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Staples – 5.4% (continued)
Hershey Co. (The) 1,710 386,067
Hormel Foods Corp. 3,240 169,743
JM Smucker Co. (The) 1,248 170,889
Kellogg Co. 2,909 199,266
Kroger Co. (The) 7,998 431,572
Lamb Weston Holdings, Inc. 1,759 116,270
McCormick & Co., Inc. 2,965 298,190
Molson Coors Beverage Co., Class B 2,257 122,194
Olaplex Holdings, Inc.
(b)
847 12,451
SYSCO Corp. 6,023 514,846
Tyson Foods, Inc., Class A 3,460 322,334
US Foods Holding Corp.
(b)
2,677 100,709
5,259,417
Energy – 6.3%
APA Corp. 4,408 180,420
Baker Hughes Co., Class A 10,620 329,432
Cheniere Energy, Inc. 2,754 374,021
Continental Resources, Inc.
(a)
723 40,177
Coterra Energy, Inc. 9,390 270,338
Devon Energy Corp. 7,535 438,311
Diamondback Energy, Inc. 1,978 249,683
Halliburton Co. 10,647 379,246
Hess Corp. 3,263 336,317
Kinder Morgan, Inc. 22,807 413,947
Marathon Oil Corp. 9,411 234,522
Occidental Petroleum Corp. 10,516 579,327
ONEOK, Inc. 5,320 336,916
Ovintiv , Inc. 3,079 157,614
Phillips 66 5,484 475,792
Targa Resources Corp. 2,761 202,685
Texas Pacific Land Corp. 74 101,128
Valero Energy Corp. 4,815 536,776
Williams Cos., Inc. (The) 14,440 495,148
6,131,800
Financials – 11.8%
Aflac, Inc. 7,135 408,693
AGNC Investment Corp.
(a)(c)
5,790 63,574
Alleghany Corp.
(b)
164 137,186
Allstate Corp. (The) 3,282 415,304
Ally Financial, Inc. 3,920 156,643
American Financial Group, Inc. 709 98,182
Ameriprise Financial, Inc. 1,296 344,075
Annaly Capital Management, Inc.
(a)(c)
16,729 107,400
Apollo Global Management, Inc. 4,392 218,546
Arch Capital Group Ltd.
(b)
4,670 213,279
Ares Management Corp., Class A 1,981 131,182
Arthur J Gallagher & Co. 2,463 414,991
Assurant, Inc. 701 127,498
Brown & Brown, Inc. 2,813 174,350
Carlyle Group, Inc. (The) 1,600 58,064
Cincinnati Financial Corp. 1,808 221,769
Citizens Financial Group, Inc. 5,854 230,648
Comerica, Inc. 1,524 124,816
Commerce Bancshares, Inc. 1,299 88,813
Credit Acceptance Corp.
(a),(b)
87 44,587
Cullen/Frost Bankers, Inc. 669 88,502
Discover Financial Services 3,450 387,987
East West Bancorp, Inc. 1,687 120,283
Equitable Holdings, Inc. 4,534 130,715
Erie Indemnity Co., Class A 300 48,084
Everest Re Group Ltd. 462 126,916
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 11.8% (continued)
FactSet Research Systems, Inc. 438 176,729
Fidelity National Financial, Inc. 3,416 136,025
Fifth Third Bancorp 8,128 305,044
First American Financial Corp. 1,184 69,039
First Horizon National Corp. 6,488 145,201
First Republic Bank 2,103 313,810
Franklin Resources, Inc. 3,188 78,393
Globe Life, Inc. 1,121 109,948
Hartford Financial Services Group, Inc. (The) 3,883 271,538
Huntington Bancshares, Inc. 17,327 227,850
Invesco Ltd. 3,826 70,322
Jefferies Financial Group, Inc. 2,427 74,654
KeyCorp 10,974 211,908
Lincoln National Corp. 2,049 123,247
Loews Corp. 2,252 141,516
LPL Financial Holdings, Inc. 963 180,919
M&T Bank Corp. 2,125 354,110
Markel Corp.
(b)
163 220,585
MarketAxess Holdings, Inc. 447 117,834
Morningstar, Inc. 279 70,651
NASDAQ, Inc. 1,372 215,912
Northern Trust Corp. 2,398 247,114
Old Republic International Corp. 2,803 61,694
Principal Financial Group, Inc. 2,947 200,808
Raymond James Financial, Inc. 2,204 214,802
Regions Financial Corp. 11,355 235,276
Reinsurance Group of America, Inc., Class A 828 88,861
SEI Investments Co. 1,173 65,359
Signature Bank 741 179,507
SoFi Technologies, Inc.
(a),(b)
7,621 46,640
Starwood Property Trust, Inc.
(c)
3,475 79,508
State Street Corp. 4,311 288,708
SVB Financial Group
(b)
690 336,472
Synchrony Financial 6,026 221,817
Tradeweb Markets, Inc., Class A 1,187 84,502
Upstart Holdings, Inc.
(a),(b)
542 40,661
Voya Financial, Inc.
(a)
1,239 78,230
W.R. Berkley Corp. 2,481 164,962
Western Alliance Bancorp 1,256 95,594
Willis Towers Watson PLC 1,436 308,539
Zions Bancorp NA 1,868 105,561
11,441,937
Health Care – 10.6%
10x Genomics, Inc., Class A
(a),(b)
995 47,521
ABIOMED, Inc.
(b)
526 150,741
Agilon Health, Inc.
(a),(b)
554 9,845
Alnylam Pharmaceuticals, Inc.
(b)
1,416 188,937
AmerisourceBergen Corp., Class A 1,764 266,876
Avantor , Inc.
(b)
7,123 227,081
Azenta , Inc. 876 65,665
Baxter International, Inc. 5,857 416,198
Biohaven Pharmaceutical Holding Co Ltd.
(b)
686 61,171
BioMarin Pharmaceutical, Inc.
(b)
2,180 177,343
BIO-RAD Laboratories, Inc., Class A
(b)
261 133,648
Bio- Techne Corp. 468 177,695
Bridgebio Pharma, Inc.
(b)
86 690
Bruker Corp. 1,198 68,873
Cardinal Health, Inc. 3,366 195,396
Catalent , Inc.
(b)
2,076 188,003
Centene Corp.
(b)
6,899 555,714
Cerner Corp. 3,500 327,740

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 10.6% (continued)
Charles River Laboratories International, Inc.
(b)
607 146,597
Chemed Corp. 160 78,622
Cooper Cos., Inc. (The) 593 214,097
DaVita, Inc.
(b)
753 81,603
DENTSPLY SIRONA, Inc. 2,661 106,413
Elanco Animal Health, Inc.
(b)
5,400 136,674
Exact Sciences Corp.
(b)
1,966 108,228
Guardant Health, Inc.
(b)
1,100 67,870
Henry Schein, Inc.
(b)
1,693 137,302
Hologic , Inc.
(b)
2,920 210,211
Horizon Therapeutics PLC
(b)
2,656 261,775
Incyte Corp.
(b)
2,228 167,011
Insulet Corp.
(b)
802 191,670
Intellia Therapeutics, Inc.
(b)
816 40,008
Jazz Pharmaceuticals PLC
(b)
711 113,916
Laboratory Corp. of America Holdings
(b)
1,085 260,704
Masimo Corp.
(b)
610 68,912
McKesson Corp. 1,773 548,938
Mettler -Toledo International, Inc.
(b)
271 346,211
Mirati Therapeutics, Inc.
(b)
585 36,147
Molina Healthcare, Inc.
(b)
696 218,161
Natera , Inc.
(b)
877 30,800
Neurocrine Biosciences, Inc.
(b)
1,139 102,544
Novavax , Inc.
(a),(b)
880 39,662
Novocure Ltd.
(a),(b)
1,028 78,724
Oak Street Health, Inc.
(b)
1,649 29,830
Organon & Co. 2,992 96,731
Penumbra, Inc.
(b)
414 71,440
PerkinElmer, Inc. 1,491 218,595
Quest Diagnostics, Inc. 1,440 192,730
Repligen Corp.
(b)
633 99,533
ResMed , Inc. 1,726 345,148
Royalty Pharma PLC, Class A 4,183 178,112
Seagen , Inc.
(b)
1,558 204,114
STERIS PLC 1,178 263,931
Syneos Health, Inc., Class A
(b)
1,193 87,196
Tandem Diabetes Care, Inc.
(b)
750 72,360
Teladoc Health, Inc.
(b)
1,801 60,802
Teleflex, Inc. 563 160,804
United Therapeutics Corp.
(b)
527 93,574
Universal Health Services, Inc., Class B 852 104,396
Viatris , Inc. 13,802 142,575
Waters Corp.
(b)
735 222,720
West Pharmaceutical Services, Inc. 865 272,527
Zimmer Biomet Holdings, Inc. 2,493 301,030
10,270,085
Industrials – 14.7%
Advanced Drainage Systems, Inc. 690 70,697
AECOM 1,665 117,482
AGCO Corp. 729 92,875
Allegion PLC 1,075 122,808
AMERCO 108 57,832
American Airlines Group, Inc.
(a),(b)
7,338 137,734
AMETEK, Inc. 2,695 340,271
AO Smith Corp. 1,621 94,715
Aurora Innovation, Inc.
(a),(b)
3,039 12,946
Avis Budget Group, Inc.
(a),(b)
475 127,143
Axon Enterprise, Inc.
(b)
809 90,770
Booz Allen Hamilton Holding Corp., Class A 1,604 130,935
Builders FirstSource , Inc.
(b)
2,326 143,212
Carlisle Cos., Inc. 609 157,950
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 14.7% (continued)
CH Robinson Worldwide, Inc. 1,570 166,655
ChargePoint Holdings, Inc.
(a),(b)
2,010 26,009
Clarivate PLC
(b)
4,476 70,184
Copart , Inc.
(b)
2,501 284,239
CoStar Group, Inc.
(b)
4,718 300,159
Cummins, Inc. 1,684 318,596
Delta Air Lines, Inc.
(b)
7,425 319,498
Donaldson Co., Inc. 1,525 74,786
Dover Corp. 1,626 216,746
Dun & Bradstreet Holdings, Inc.
(b)
1,571 24,806
Equifax, Inc. 1,427 290,423
Expeditors International of Washington, Inc. 2,008 198,933
Fastenal Co. 6,869 379,924
Fortive Corp. 4,153 238,797
Fortune Brands Home & Security, Inc. 1,575 112,219
Generac Holdings, Inc.
(b)
757 166,071
Graco , Inc. 2,042 126,645
Gxo Logistics, Inc. 1,164 68,897
HEICO Corp. 517 73,016
HEICO Corp., Class A 892 104,043
Howmet Aerospace, Inc. 4,616 157,498
Hubbell, Inc., Class B 654 127,765
Huntington Ingalls Industries, Inc. 488 103,817
IAA, Inc. 1,591 58,310
IDEX Corp. 917 174,065
Ingersoll Rand, Inc. 4,749 208,766
ITT, Inc. 1,041 73,099
Jacobs Engineering Group, Inc. 1,508 208,933
JB Hunt Transport Services, Inc. 956 163,333
Knight-Swift Transportation Holdings, Inc., Class
A 1,868 89,459
Leidos Holdings, Inc. 1,706 176,588
Lennox International, Inc. 380 81,012
Lincoln Electric Holdings, Inc. 649 87,440
Lyft, Inc., Class A
(b)
3,482 113,513
Masco Corp. 2,924 154,066
Middleby Corp. (The)
(b)
659 101,414
Nielsen Holdings PLC 4,334 116,195
Nordson Corp. 626 135,022
Old Dominion Freight Line, Inc. 1,067 298,888
Oshkosh Corp. 818 75,616
Otis Worldwide Corp. 4,962 361,432
Owens Corning 1,160 105,479
PACCAR, Inc. 4,080 338,844
Parker-Hannifin Corp. 1,531 414,625
Pentair PLC 1,898 96,324
Plug Power, Inc.
(a),(b)
6,059 127,360
Quanta Services, Inc. 1,677 194,498
Regal Rexnord Corp. 770 97,975
Republic Services, Inc., Class A 2,382 319,831
Robert Half International, Inc. 1,337 131,440
Rockwell Automation, Inc. 1,372 346,663
Rollins, Inc. 2,617 87,774
Saia, Inc.
(b)
313 64,465
Sensata Technologies Holding PLC
(b)
1,925 87,414
SiteOne Landscape Supply, Inc.
(b)
527 74,323
Snap-On, Inc. 609 129,406
Southwest Airlines Co.
(b)
6,915 323,069
Stanley Black & Decker, Inc. 1,931 232,010
Sunrun , Inc.
(b)
2,273 45,415
Tetra Tech, Inc. 609 84,822
Textron, Inc. 2,674 185,175

BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 14.7% (continued)
Toro Co. (The) 1,294 103,688
TransDigm Group, Inc.
(b)
629 374,135
TransUnion 2,307 201,909
Trex Co., Inc.
(b)
1,412 82,164
TuSimple Holdings, Inc., Class A
(a),(b)
379 3,930
United Airlines Holdings, Inc.
(a),(b)
3,700 186,850
United Rentals, Inc.
(b)
866 274,106
Verisk Analytics, Inc., Class A 1,905 388,715
Vertiv Holdings Co., Class A 3,381 42,364
Watsco , Inc. 371 98,975
Westinghouse Air Brake Technologies Corp. 2,237 201,129
Woodward, Inc. 716 79,104
WW Grainger, Inc. 491 245,515
XPO Logistics, Inc.
(b)
1,203 64,709
Xylem, Inc. 2,147 172,834
14,331,286
Information Technology – 14.3%
Affirm Holdings, Inc., Class A
(a),(b)
1,917 55,018
Akamai Technologies, Inc.
(b)
1,956 219,620
Anaplan, Inc.
(b)
1,629 105,869
ANSYS, Inc.
(b)
1,042 287,269
AppLovin Corp., Class A
(b)
351 13,391
Arista Networks, Inc.
(b)
2,628 303,718
Arrow Electronics, Inc.
(b)
730 86,038
Asana, Inc., Class A
(b)
837 22,432
Aspen Technology, Inc.
(b)
802 127,149
Avalara, Inc.
(b)
1,032 78,504
Bentley Systems, Inc., Class B 2,178 92,325
Bill.com Holdings, Inc.
(b)
1,088 185,732
Black Knight, Inc. 1,748 115,001
Braze, Inc., Class A
(b)
89 3,577
Broadridge Financial Solutions, Inc. 1,401 201,926
CDW Corp. 1,580 257,824
Ceridian HCM Holding, Inc.
(b)
1,615 90,650
Ciena Corp.
(b)
1,890 104,271
Citrix Systems, Inc. 1,471 147,247
Cognex Corp. 2,137 144,525
Concentrix Corp. 470 74,016
Core Scientific, Inc.
(b)
2,701 15,963
Corning, Inc. 8,964 315,443
Coupa Software, Inc.
(b)
814 70,248
Cvent Holding Corp.
(b)
446 3,140
Datadog , Inc., Class A
(b)
3,043 367,534
Dell Technologies, Inc., Class C 3,414 160,492
Digital Turbine, Inc.
(b)
1,042 32,979
Digitalocean Holdings, Inc.
(b)
67 2,642
Dropbox, Inc., Class A
(b)
3,105 67,534
DXC Technology Co.
(b)
2,998 86,043
Dynatrace , Inc.
(b)
2,205 84,584
Elastic NV
(b)
828 63,044
Enphase Energy, Inc.
(b)
1,588 256,303
Entegris , Inc. 1,637 182,345
EPAM Systems, Inc.
(b)
649 171,979
F5 Networks, Inc.
(b)
695 116,350
Fair Isaac Corp.
(b)
321 119,897
First Solar, Inc.
(b)
1,116 81,501
Five9, Inc.
(b)
812 89,401
FleetCor Technologies, Inc.
(b)
945 235,796
Flex Ltd.
(b)
5,408 89,178
Gartner, Inc.
(b)
956 277,766
Genpact Ltd. 1,920 77,318
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 14.3% (continued)
GoDaddy , Inc., Class A
(b)
2,001 161,701
Guidewire Software, Inc.
(b)
1,011 87,896
Hewlett Packard Enterprise Co. 15,443 237,977
HP, Inc. 12,940 473,992
HubSpot , Inc.
(b)
522 198,062
IPG Photonics Corp.
(b)
420 39,682
Jabil, Inc. 1,606 92,714
Jack Henry & Associates, Inc. 889 168,537
Juniper Networks, Inc. 3,958 124,756
Keysight Technologies, Inc. 2,131 298,915
Lattice Semiconductor Corp.
(b)
1,622 77,921
Manhattan Associates, Inc.
(b)
729 95,171
MKS Instruments, Inc. 680 77,506
MongoDB, Inc., Class A
(a),(b)
788 279,685
Monolithic Power Systems, Inc. 518 203,180
Motorola Solutions, Inc. 2,004 428,235
NetApp, Inc. 2,655 194,479
NortonLifeLock , Inc. 6,917 173,202
Okta , Inc., Class A
(b)
1,750 208,793
ON Semiconductor Corp.
(b)
5,147 268,210
Paycom Software, Inc.
(b)
562 158,186
Paylocity Holding Corp.
(b)
475 90,074
Pegasystems , Inc. 465 35,614
PTC, Inc.
(b)
1,261 144,019
Qorvo , Inc.
(b)
1,265 143,932
RingCentral, Inc., Class A 922 78,232
Samsara, Inc., Class A
(a),(b)
216 2,665
Seagate Technology Holdings PLC 2,381 195,337
Skyworks Solutions, Inc. 1,973 223,541
Smartsheet , Inc., Class A
(b)
1,446 69,885
SolarEdge Technologies, Inc.
(b)
624 156,256
Splunk , Inc.
(b)
1,867 227,811
SS&C Technologies Holdings, Inc. 2,564 165,788
Teledyne Technologies, Inc.
(b)
554 239,079
Teradyne, Inc. 1,927 203,221
Thoughtworks Holding, Inc.
(b)
256 4,739
Trade Desk, Inc. (The), Class A
(b)
5,186 305,559
Trimble, Inc.
(b)
3,021 201,501
Tyler Technologies, Inc.
(b)
491 193,803
Uipath , Inc., Class A
(b)
3,066 54,667
Unity Software, Inc.
(b)
1,937 128,636
Universal Display Corp. 518 66,164
VeriSign, Inc.
(b)
1,148 205,136
VMware, Inc., Class A 2,391 258,324
Western Digital Corp.
(b)
3,620 192,113
Western Union Co. (The) 4,310 72,236
Wolfspeed , Inc.
(b)
1,460 133,897
Zebra Technologies Corp., Class A
(b)
640 236,582
Zendesk , Inc.
(b)
1,410 172,076
13,933,269
Materials – 7.2%
Albemarle Corp. 1,405 270,926
Alcoa Corp. 2,175 147,465
Amcor PLC 18,131 215,034
AptarGroup, Inc. 780 89,567
Avery Dennison Corp. 1,001 180,781
Axalta Coating Systems Ltd.
(b)
2,419 61,370
Ball Corp. 3,721 301,996
Berry Global Group, Inc.
(b)
1,606 90,498
Celanese Corp., Class A 1,240 182,206
CF Industries Holdings, Inc. 2,589 250,693

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Materials – 7.2% (continued)
Cleveland-Cliffs, Inc.
(b)
5,549 141,444
Corteva , Inc. 8,683 500,922
Crown Holdings, Inc. 1,510 166,160
DuPont de Nemours, Inc. 6,011 396,305
Eastman Chemical Co. 1,501 154,108
FMC Corp. 1,527 202,389
International Flavors & Fragrances, Inc., Class W 2,977 361,110
International Paper Co. 4,498 208,167
LyondellBasell Industries NV, Class A 3,100 328,693
Martin Marietta Materials, Inc. 709 251,142
Mosaic Co. (The) 4,465 278,705
Nucor Corp. 3,251 503,190
Olin Corp. 1,696 97,350
Packaging Corp. of America 1,102 177,609
PPG Industries, Inc. 2,808 359,396
Reliance Steel & Aluminum Co. 707 140,163
RPM International, Inc. 1,558 129,158
Scotts Miracle-GRO Co. (The) 499 51,861
Sealed Air Corp. 1,795 115,257
Steel Dynamics, Inc. 2,261 193,881
Vulcan Materials Co. 1,503 258,952
Westlake Chemical Corp. 421 53,278
Westrock Co. 3,219 159,437
7,019,213
Real Estate – 9.0%
Alexandria Real Estate Equities, Inc.
(c)
1,722 313,680
American Homes 4 Rent, Class A
(c)
3,393 134,397
Americold Realty Trust
(c)
2,958 78,032
Apartment Income REIT Corp.
(c)
1,851 91,014
AvalonBay Communities, Inc.
(c)
1,611 366,470
Boston Properties, Inc.
(c)
1,715 201,684
Camden Property Trust
(c)
1,160 181,992
CBRE Group, Inc., Class A
(b)
3,968 329,503
CubeSmart
(c)
2,484 118,015
Duke Realty Corp.
(c)
4,522 247,579
Equity LifeStyle Properties, Inc.
(c)
2,013 155,565
Equity Residential
(c)
4,023 327,874
Essex Property Trust, Inc.
(c)
757 249,257
Extra Space Storage, Inc.
(c)
1,567 297,730
Federal Realty Investment Trust
(c)
855 100,086
Gaming and Leisure Properties, Inc.
(c)
2,696 119,648
Healthpeak Properties, Inc.
(c)
6,479 212,576
Host Hotels & Resorts, Inc.
(c)
8,649 176,007
Invitation Homes, Inc.
(c)
7,075 281,726
Iron Mountain, Inc.
(c)
3,470 186,443
Jones Lang LaSalle, Inc.
(b)
615 134,519
Kilroy Realty Corp.
(c)
1,284 89,880
Kimco Realty Corp.
(c)
7,180 181,869
Lamar Advertising Co., Class A
(c)
1,047 115,599
Life Storage, Inc.
(c)
897 118,844
Medical Properties Trust, Inc.
(c)
7,157 131,617
Mid-America Apartment Communities, Inc.
(c)
1,342 263,945
National Retail Properties, Inc.
(c)
2,124 93,116
Opendoor Technologies, Inc.
(a),(b)
3,899 27,254
Realty Income Corp.
(c)
6,646 460,967
Regency Centers Corp.
(c)
1,898 130,639
Rexford Industrial Realty, Inc.
(c)
1,840 143,594
SBA Communications Corp., Class A
(c)
1,290 447,772
STORE Capital Corp.
(c)
2,897 82,362
Sun Communities, Inc.
(c)
1,348 236,668
UDR, Inc.
(c)
3,475 184,905
BNY Mellon US Mid Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Real Estate – 9.0% (continued)
Ventas, Inc.
(c)
4,714 261,863
VICI Properties, Inc.
(c)
9,753 290,737
Vornado Realty Trust
(c)
1,889 73,123
W.P. Carey, Inc.
(c)
2,207 178,259
Welltower , Inc.
(c)
5,116 464,584
Weyerhaeuser Co.
(c)
8,944 368,672
Zillow Group, Inc., Class A
(b)
330 12,755
Zillow Group, Inc., Class C 1,968 78,366
8,741,187
Utilities – 6.5%
AES Corp. (The) 7,661 156,438
Alliant Energy Corp. 2,978 175,136
Ameren Corp. 2,948 273,869
American Water Works Co., Inc. 2,075 319,716
Atmos Energy Corp. 1,571 178,151
Avangrid , Inc. 607 26,921
CenterPoint Energy, Inc. 7,284 222,963
CMS Energy Corp. 3,472 238,492
Consolidated Edison, Inc. 4,105 380,698
Constellation Energy Corp. 3,862 228,669
DTE Energy Co. 2,308 302,440
Edison International 4,415 303,708
Entergy Corp. 2,377 282,507
Essential Utilities, Inc. 2,715 121,523
Evergy , Inc. 2,727 185,027
Eversource Energy 4,038 352,921
FirstEnergy Corp. 6,496 281,342
NiSource, Inc. 4,685 136,427
NRG Energy, Inc. 2,878 103,320
PG&E Corp.
(b)
17,844 225,727
Pinnacle West Capital Corp. 1,197 85,226
PPL Corp. 8,786 248,732
Public Service Enterprise Group, Inc. 5,970 415,870
UGI Corp. 2,518 86,367
Vistra Corp. 5,706 142,764
WEC Energy Group, Inc. 3,736 373,787
Xcel Energy, Inc. 6,209 454,871
6,303,612
Total Common Stocks (cost $87,493,392) 97,056,565
Investment Companies – 0.2%
Registered Investment Companies – 0.2%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(d)(e)
(cost $215,056) 215,056 215,056
Investment of Cash Collateral for Securities Loaned – 0.8%
Registered Investment Companies – 0.8%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(d)(e)
(cost $787,140) 787,140 787,140
Total Investments (cost $88,495,588) 100.8% 98,058,761
Liabilities, Less Cash and Receivables (0.8)% (744,249)
Net Assets 100.0% 97,314,512
REIT—Real Estate Investment Trust

(a)
Security, or portion thereof, on loan. At April 30, 2022, the value of the fund’s securities on loan was $2,592,676 and the value of the collateral was $2,772,076, consisting of cash collateral of
$787,140 and U.S. Government & Agency securities valued at $1,984,936. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Non-income producing security.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:
(e)
The rate shown is the 1-day yield as of April 30, 2022.
See Notes to Financial Statements
Description
Value
10/31/21 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/22 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 240,646 1,934,870 (1,960,460) — — 215,056 0.2 106
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 897,130 4,474,232 (4,584,222) — — 787,140 0.8 6,454
2
Total 1,137,776 6,409,102 (6,544,682) — — 1,002,196 1.0 6,560
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Industrials 14.7
Information Technology 14.3
Financials 11.8
Consumer Discretionary 10.6
Health Care 10.6
Real Estate 9.0
Materials 7.2
Utilities 6.5
Energy 6.3
Consumer Staples 5.4
Communication Services 3.4
Registered Investment Companies 1.0
100.8
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
S&P MidCap 400 E-mini 1 6/17/2022 269,845 249,510 (20,335)

STATEMENT OF INVESTMENTS
April 30, 2022 (Unaudited)
BNY Mellon US Small Cap Core Equity ETF
Description Shares Value ($)
Common Stocks – 99.8%
Communication Services – 2.6%
Advantage Solutions, Inc.
(a)
2,397 12,057
Altice USA, Inc., Class A
(a)
4,677 43,402
Bumble, Inc., Class A
(a)
1,521 36,489
Cardlytics, Inc.
(a)(b)
718 24,505
Cargurus , Inc., Class A
(a)
1,895 61,929
Cinemark Holdings, Inc.
(a)
2,328 36,922
Cogent Communications Holdings, Inc. 903 52,825
Frontier Communications Parent, Inc.
(a)
4,476 118,122
Fubotv , Inc.
(a)(b)
3,007 11,396
Globalstar , Inc.
(a)
14,258 16,539
Iheartmedia , Inc.
(a)
2,308 36,905
Iridium Communications, Inc.
(a)
2,827 100,952
John Wiley & Sons, Inc., Class A 892 45,394
Liberty Latin America Ltd., Class A
(a)
832 7,688
Liberty Latin America Ltd., Class C
(a)
3,437 31,758
Lions Gate Entertainment Corp., Class A
(a)
1,325 17,874
Lions Gate Entertainment Corp., Class B
(a)
2,662 33,461
Madison Square Garden Sports Corp., Class A
(a)
363 58,846
Magnite , Inc.
(a)
2,495 24,077
Nexstar Media Group, Inc., Class A 878 139,093
Skillz , Inc., Class A
(a)(b)
5,726 11,738
Techtarget , Inc.
(a)
551 37,088
TEGNA, Inc. 4,715 103,966
TripAdvisor, Inc.
(a)
2,163 55,524
Vimeo, Inc. 3,268 33,301
Warner Music Group Corp., Class A 2,466 73,413
World Wrestling Entertainment, Inc., Class A
(b)
923 53,894
Yelp, Inc., Class A
(a)
1,524 49,576
Ziff Davis, Inc.
(a)
1,022 90,304
Ziprecruiter , Inc., Class A
(a)
239 5,380
1,424,418
Consumer Discretionary – 11.3%
2U, Inc.
(a)
1,693 16,896
Abercrombie & Fitch Co., Class A
(a)
1,231 42,568
Academy Sports & Outdoors, Inc.
(b)
1,880 70,237
Acushnet Holdings Corp. 721 29,374
Adient PLC
(a)
2,006 68,485
ADT, Inc. 3,060 20,961
American Eagle Outfitters, Inc.
(b)
3,350 50,619
Asbury Automotive Group, Inc.
(a)
504 92,590
Boot Barn Holdings, Inc.
(a)
621 55,927
Boyd Gaming Corp. 1,760 106,621
Callaway Golf Co.
(a)
2,534 55,596
Carter's, Inc. 907 76,406
Century Communities, Inc. 607 32,001
Cheesecake Factory, Inc. (The)
(a)
1,052 38,829
Choice Hotels International, Inc. 700 98,322
Columbia Sportswear Co. 736 60,470
Coursera, Inc.
(a)
1,748 32,880
Cracker Barrel Old Country Store, Inc. 501 55,606
Dana, Inc. 3,067 45,422
Dick's Sporting Goods, Inc.
(b)
1,339 129,106
Dillard's, Inc., Class A 82 24,912
Dorman Products, Inc.
(a)
608 60,022
Duolingo , Inc., Class A
(a)(b)
183 15,824
Dutch Bros, Inc., Class A
(a)(b)
497 23,742
Faraday Future Intelligent Electric, Inc.
(a)(b)
3,601 9,291
Fisker , Inc.
(a)(b)
2,964 29,818
Foot Locker, Inc. 1,843 54,018
Fox Factory Holding Corp.
(a)
893 73,119
Frontdoor , Inc. 1,803 55,731
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 11.3% (continued)
Gentherm , Inc.
(a)
708 47,733
Goodyear Tire & Rubber Co. (The)
(a)
6,077 80,946
Graham Holdings Co., Class B 85 50,351
Grand Canyon Education, Inc.
(a)
866 83,110
Group 1 Automotive, Inc.
(b)
363 63,213
H&R Block, Inc. 3,533 92,105
Hanesbrands, Inc. 7,499 99,437
Harley-Davidson, Inc. 3,275 119,374
Helen of Troy Ltd.
(a)
519 111,331
Hilton Grand Vacations, Inc.
(a)
1,895 88,743
Hyatt Hotels Corp., Class A
(a)
1,088 103,317
Installed Building Products, Inc. 488 39,269
iRobot Corp.
(a)
560 28,364
Jack In The Box, Inc. 454 37,573
KB Home 1,870 60,644
Kontoor Brands, Inc. 1,024 40,684
LCI Industries 542 52,747
Leggett & Platt, Inc. 2,861 101,937
Leslie's, Inc.
(a)
2,907 56,977
Levi Strauss & Co., Class A 2,055 37,216
LGI Homes, Inc. 467 43,763
Life Time Group Holdings, Inc.
(a)
806 11,526
Luminar Technologies, Inc., Class A
(a)(b)
4,904 60,663
Marriott Vacations Worldwide Corp. 906 135,293
MDC Holdings, Inc. 1,215 44,846
Meritage Homes Corp.
(a)
792 65,380
Mister Car Wash, Inc.
(a)(b)
851 12,254
Monro , Inc. 721 32,971
Murphy USA, Inc. 492 114,931
National Vision Holdings, Inc.
(a)(b)
1,768 66,565
Nordstrom, Inc. 2,393 61,500
Odp Corp. (The)
(a)
972 41,825
Ollie's Bargain Outlet Holdings, Inc.
(a)
1,259 60,495
Overstock.Com, Inc.
(a)
943 31,647
Papa John's International, Inc. 685 62,369
Petco Health & Wellness Co., Inc., Class A
(a)(b)
1,752 33,744
Planet Fitness, Inc., Class A
(a)
1,791 143,334
Polaris, Inc. 1,226 116,396
Powerschool Holdings, Inc., Class A
(a)
841 12,733
Qurate Retail, Inc., Series A 7,340 30,901
Ralph Lauren Corp., Class A 985 102,775
Red Rock Resorts, Inc., Class A 1,121 49,279
Rent-A-Center, Inc./ Tx , Class A 1,255 30,271
Revolve Group, Inc., Class A
(a)
836 35,329
Scientific Games Corp.
(a)
2,068 115,932
SeaWorld Entertainment, Inc.
(a)
1,088 73,375
Shake Shack, Inc., Class A
(a)
838 48,462
Shutterstock , Inc. 494 37,406
Signet Jewelers Ltd. 1,132 79,466
Six Flags Entertainment Corp.
(a)
1,609 61,576
Skechers USA, Inc., Class A
(a)
2,868 109,844
Skyline Champion Corp.
(a)
1,119 57,114
Sleep Number Corp.
(a)
502 20,361
Sonos , Inc.
(a)(b)
2,682 61,203
Steven Madden Ltd. 1,622 66,599
Stitch Fix, Inc., Class A
(a)
1,837 17,452
Taylor Morrison Home Corp., Class A 2,605 68,225
Terminix Global Holdings, Inc.
(a)
2,592 118,947
Texas Roadhouse, Inc., Class A 1,495 123,083
Thor Industries, Inc.
(b)
1,188 90,941
Travel + Leisure Co. 1,849 102,583
TRI Pointe Group, Inc. 2,445 50,538

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Consumer Discretionary – 11.3% (continued)
Udemy , Inc.
(a)
318 3,469
Urban Outfitters, Inc.
(a)
1,423 33,867
Victoria's Secret & Co. 1,529 72,046
Vista Outdoor, Inc. 1,254 44,178
Visteon Corp.
(a)
608 63,664
Vroom, Inc.
(a)
2,830 4,415
Warby Parker, Inc., Class A
(a)(b)
217 5,054
Wendy's Co. (The) 3,764 74,377
Wingstop , Inc. 640 58,726
Winnebago Industries, Inc.
(b)
688 36,588
Wolverine World Wide, Inc. 1,744 34,566
Wyndham Hotels & Resorts, Inc. 1,989 174,952
Xometry , Inc., Class A
(a)(b)
152 4,989
6,235,252
Consumer Staples – 4.2%
Beauty Health Co. (The)
(a)
2,019 26,449
Beyond Meat, Inc.
(a)(b)
1,258 46,395
BJ's Wholesale Club Holdings, Inc.
(a)
2,916 187,644
Boston Beer Co., Inc. (The), Class A
(a)
199 74,625
Casey's General Stores, Inc. 788 158,624
Celsius Holdings, Inc.
(a)(b)
825 42,900
Central Garden & Pet Co.
(a)
195 8,539
Central Garden & Pet Co., Class A
(a)
821 33,973
Coca-Cola Consolidated, Inc. 106 46,799
Coty, Inc., Class A
(a)
7,523 61,011
Duckhorn Portfolio, Inc. (The)
(a)
655 12,720
Energizer Holdings, Inc. 1,350 40,891
Flowers Foods, Inc. 4,258 112,922
Freshpet , Inc.
(a)
919 85,789
Grocery Outlet Holding Corp.
(a)
1,797 60,505
Hain Celestial Group, Inc. (The)
(a)
1,948 65,336
Herbalife Nutrition Ltd.
(a)
2,093 55,632
Hostess Brands, Inc., Class A
(a)
2,996 67,979
Ingredion, Inc. 1,424 121,197
Inter Parfums , Inc. 404 33,019
J&J Snack Foods Corp. 318 47,605
Lancaster Colony Corp. 415 64,400
Medifast , Inc. 249 44,412
National Beverage Corp. 525 23,142
Performance Food Group Co.
(a)
3,305 162,771
Pilgrim's Pride Corp.
(a)
1,100 31,185
Post Holdings, Inc.
(a)
1,243 92,467
PriceSmart , Inc. 526 41,791
Reynolds Consumer Products, Inc. 1,234 36,514
Sanderson Farms, Inc. 448 84,838
Seaboard Corp. 7 29,575
Simply Good Foods Co. (The)
(a)
1,855 77,261
Spectrum Brands Holdings, Inc. 889 75,627
Sprouts Farmers Market, Inc.
(a)
2,333 69,523
United Natural Foods, Inc.
(a)
1,190 51,087
WD-40 Co. 284 52,250
2,327,397
Energy – 5.2%
Antero Midstream Corp. 6,918 71,048
Antero Resources Corp. 6,087 214,262
Cactus, Inc., Class A 1,255 62,662
California Resources Corp. 1,758 70,689
Callon Petroleum Co.
(a)(b)
998 51,167
Championx Corp. 4,309 90,920
Chesapeake Energy Corp.
(b)
2,225 182,495
Clean Energy Fuels Corp.
(a)(b)
3,715 21,770
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Energy – 5.2% (continued)
CNX Resources Corp.
(a)
4,223 86,783
Denbury, Inc. 1,063 68,011
Dt Midstream, Inc. 2,096 112,660
EQT Corp. 6,435 255,791
Equitrans Midstream Corp. 8,663 68,091
Helmerich & Payne, Inc. 2,249 103,521
Hf Sinclair Corp.
(a)
3,186 121,132
Magnolia Oil & Gas Corp., Class A
(b)
3,151 73,229
Matador Resources Co. 2,347 114,581
Murphy Oil Corp. 3,099 118,010
New Fortress Energy, Inc., Class A 883 34,243
NOV, Inc. 8,444 153,090
Oasis Petroleum, Inc. 402 53,329
PDC Energy, Inc. 2,066 144,083
Range Resources Corp.
(a)
5,346 160,059
Renewable Energy Group, Inc.
(a)
1,088 66,433
SM Energy Co. 2,568 91,241
Southwestern Energy Co.
(a)
23,904 179,280
Valaris Ltd.
(a)
1,378 69,934
Whiting Petroleum Corp. 855 62,458
2,900,972
Financials – 15.9%
Affiliated Managers Group, Inc. 876 109,999
American Equity Investment Life Holding Co. 1,796 67,745
American National Group, Inc. 286 53,942
Ameris Bancorp 1,434 59,798
Arbor Realty Trust, Inc.
(c)
3,186 54,481
Artisan Partners Asset Management, Inc., Class
A 1,437 46,185
Associated Banc-Corp. 3,140 62,643
Assured Guaranty Ltd. 1,505 83,001
Atlantic Union Bankshares Corp. 1,624 54,859
Axis Capital Holdings Ltd. 1,645 94,308
Axos Financial, Inc.
(a)
1,175 44,509
BancFirst Corp. 416 34,008
Bank of Hawaii Corp. 864 64,230
Bank OZK 2,564 98,509
BankUnited , Inc. 1,826 68,548
Blackstone Mortgage Trust, Inc., Class A
(c)
3,596 108,024
Blue Owl Capital, Inc., Class A 7,094 84,631
BOK Financial Corp. 646 53,573
Brighthouse Financial, Inc. 1,690 86,798
Brightsphere Investment Group, Inc. 833 16,693
Cadence Bank 4,028 100,861
Cannae Holdings, Inc.
(a)
1,730 38,752
Cathay General Bancorp 1,627 65,226
Chimera Investment Corp.
(c)
5,047 50,571
CNO Financial Group, Inc. 2,473 59,698
Cohen & Steers, Inc. 534 41,486
Columbia Banking System, Inc. 1,705 47,876
Community Bank System, Inc. 1,151 74,124
CVB Financial Corp. 2,898 66,712
Eastern Bankshares , Inc. 3,726 71,390
Enstar Group Ltd.
(a)
275 64,831
Essent Group Ltd. 2,340 94,840
Evercore , Inc., Class A 824 87,138
Federated Hermes, Inc., Class B 2,025 57,672
First Bancorp 4,205 57,230
First Citizens BancShares , Inc., Class A 287 183,502
First Financial Bancorp 1,975 40,389
First Financial Bankshares , Inc. 2,748 109,865

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 15.9% (continued)
First Hawaiian, Inc. 2,732 64,503
First Merchants Corp. 1,203 47,146
Firstcash Holdings, Inc. 856 68,292
Flagstar Bancorp, Inc. 1,156 40,807
FNB Corp. 7,218 83,151
Focus Financial Partners, Inc., Class A
(a)
1,158 45,683
Freedom Holding Corp./NV
(a)(b)
383 17,974
Fulton Financial Corp. 3,457 52,443
Genworth Financial, Inc., Class A
(a)
10,369 38,469
Glacier Bancorp, Inc. 2,327 106,484
Goosehead Insurance, Inc., Class A 418 24,031
Green Dot Corp., Class A
(a)
1,176 31,140
Hamilton Lane, Inc., Class A 751 51,504
Hancock Whitney Corp. 1,857 86,852
Hannon Armstrong Sustainable Infrastructure
Capital, Inc.
(c)
1,810 72,382
Hanover Insurance Group, Inc. (The) 755 110,849
Hilltop Holdings, Inc. 1,345 34,284
Hippo Holdings, Inc.
(a)
7,445 13,997
Home Bancshares, Inc. 3,218 69,573
Houlihan Lokey , Inc., Class A 1,088 90,620
Independent Bank Corp. 1,015 78,317
Independent Bank Group, Inc. 787 53,359
Interactive Brokers Group, Inc., Class A 1,864 111,020
International Bancshares Corp. 1,153 45,878
Jackson Financial, Inc., Class A 1,960 82,928
Janus Henderson Group PLC 3,650 111,252
Kemper Corp. 1,305 60,239
Kinsale Capital Group, Inc. 459 101,756
Lemonade, Inc.
(a)(b)
852 17,773
Lendingclub Corp.
(a)
2,104 32,086
LendingTree , Inc.
(a)
252 20,014
Live Oak Bancshares, Inc. 654 27,684
Mercury General Corp. 599 30,208
MGIC Investment Corp. 6,928 90,480
Moelis & Co., Class A 1,299 57,494
Mr Cooper Group, Inc.
(a)
1,598 71,862
Navient Corp. 3,210 51,007
Nelnet, Inc., Class A 433 35,536
New Residential Investment Corp.
(c)
10,000 104,000
New York Community Bancorp, Inc. 9,934 91,790
NMI Holdings, Inc., Class A 1,747 32,110
Old National Bancorp 6,303 95,553
OneMain Holdings, Inc., Class A 2,307 105,961
Open Lending Corp., Class A
(a)
2,261 30,840
Oscar Health, Inc., Class A
(a)(b)
859 6,322
Pacific Premier Bancorp, Inc. 2,013 63,128
PacWest Bancorp 2,563 84,297
PennyMac Financial Services, Inc. 650 31,564
Pinnacle Financial Partners, Inc. 1,625 126,019
Popular, Inc. 1,719 134,065
Primerica, Inc. 848 109,867
Prog Holdings, Inc.
(a)
1,188 31,446
Prosperity Bancshares, Inc. 1,969 128,733
Radian Group, Inc. 3,847 82,287
RenaissanceRe Holdings Ltd. 946 135,770
Renasant Corp. 1,129 33,633
RLI Corp. 855 98,137
Rocket Cos., Inc., Class A
(b)
2,778 24,585
Ryan Specialty Group Holdings, Inc., Class A
(a)(b)
1,238 45,794
Sandy Spring Bancorp, Inc. 955 37,503
Selective Insurance Group, Inc. 1,280 105,421
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Financials – 15.9% (continued)
Selectquote , Inc.
(a)
2,695 5,552
ServisFirst Bancshares, Inc. 1,036 83,212
Silvergate Capital Corp., Class A
(a)
652 76,258
Simmons First National Corp., Class A 2,701 64,473
SLM Corp. 5,913 98,924
South State Corp. 1,639 126,924
Stifel Financial Corp. 2,237 138,358
Synovus Financial Corp. 3,088 128,276
Texas Capital Bancshares, Inc.
(a)
1,101 56,547
TFS Financial Corp. 1,022 15,320
Towne Bank 1,457 40,169
Triumph Bancorp, Inc.
(a)
522 36,248
Trupanion , Inc.
(a)
720 45,806
UMB Financial Corp. 919 82,875
Umpqua Holdings Corp. 4,587 75,869
United Bankshares , Inc. 2,908 96,720
United Community Banks, Inc. 2,230 67,212
Unum Group 4,362 133,128
Valley National Bancorp 9,048 108,395
Virtu Financial, Inc., Class A 1,763 50,915
Virtus Investment Partners, Inc. 152 26,928
Walker & Dunlop, Inc. 641 76,766
Washington Federal, Inc. 1,354 41,202
Webster Financial Corp. 3,842 192,062
WesBanco , Inc. 1,289 41,557
White Mountains Insurance Group Ltd. 64 67,073
Wintrust Financial Corp. 1,221 106,618
WSFS Financial Corp. 1,391 55,737
8,765,673
Health Care – 13.0%
1Life Healthcare, Inc.
(a)
3,531 24,894
Acadia Healthcare Co., Inc.
(a)
1,921 130,398
ACADIA Pharmaceuticals, Inc.
(a)
2,429 44,791
Accolade, Inc.
(a)
1,254 6,972
Adagio Therapeutics, Inc.
(a)
386 1,104
AdaptHealth Corp., Class A
(a)(b)
1,943 24,598
Adaptive Biotechnologies Corp.
(a)
2,223 18,340
Agiliti , Inc.
(a)
575 11,351
Agios Pharmaceuticals, Inc.
(a)(b)
1,122 24,650
Alignment Healthcare, Inc.
(a)
634 6,093
Alkermes PLC
(a)
3,448 99,475
Allakos , Inc.
(a)
773 2,914
Allogene Therapeutics, Inc.
(a)
1,666 13,911
ALX Oncology Holdings, Inc.
(a)
480 6,134
Amedisys , Inc.
(a)
687 87,696
Amicus Therapeutics, Inc.
(a)
5,204 36,844
AMN Healthcare Services, Inc.
(a)
1,008 98,532
Apellis Pharmaceuticals, Inc.
(a)
1,894 82,446
Apollo Medical Holdings, Inc.
(a)(b)
810 29,549
Arcus Biosciences, Inc.
(a)
1,021 24,718
Arrowhead Pharmaceuticals, Inc.
(a)
2,255 92,703
Arvinas , Inc.
(a)
919 50,517
AtriCure , Inc.
(a)
1,010 52,449
Axonics , Inc.
(a)
1,008 52,235
Beam Therapeutics, Inc.
(a)(b)
965 36,216
BioCryst Pharmaceuticals, Inc.
(a)
3,796 35,265
Blueprint Medicines Corp.
(a)
1,234 72,004
Caredx , Inc.
(a)
1,120 34,093
Cerevel Therapeutics Holdings, Inc.
(a)
1,178 34,492
Certara , Inc.
(a)
2,260 41,471
Change Healthcare, Inc.
(a)
5,411 127,483

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 13.0% (continued)
ChemoCentryx , Inc.
(a)
1,020 18,829
CONMED Corp. 617 82,036
Corcept Therapeutics, Inc.
(a)
2,042 43,923
Corvel Corp.
(a)
209 32,412
Covetrus , Inc. 2,272 31,354
CRISPR Therapeutics AG
(a)
1,504 74,628
Cryoport , Inc.
(a)
1,086 24,500
Cytek Biosciences, Inc.
(a)
274 2,589
Cytokinetics, Inc.
(a)(b)
1,791 71,407
Definitive Healthcare Corp., Class A
(a)
542 12,818
Denali Therapeutics, Inc.
(a)
1,926 45,839
Doximity , Inc., Class A
(a)(b)
1,974 78,703
Editas Medicine, Inc., Class A
(a)(b)
1,483 19,635
Emergent BioSolutions , Inc.
(a)
1,065 34,485
Encompass Health Corp. 2,114 145,507
Enovis Corp.
(a)
949 61,562
Ensign Group, Inc. (The) 1,118 89,809
Envista Holdings Corp.
(a)
3,448 136,610
Erasca , Inc.
(a)(b)
363 2,643
Evolent Health, Inc., Class A
(a)
1,703 46,867
Exelixis , Inc.
(a)
6,778 151,421
Fate Therapeutics, Inc.
(a)
1,716 49,009
Figs, Inc., Class A
(a)(b)
728 11,401
Fulgent Genetics, Inc.
(a)
416 22,830
Glaukos Corp.
(a)
1,013 47,905
Global Blood Therapeutics, Inc.
(a)
1,222 37,515
Globus Medical, Inc., Class A
(a)
1,684 111,514
Haemonetics Corp.
(a)
1,118 56,649
Halozyme Therapeutics, Inc.
(a)
3,018 120,418
Health Catalyst, Inc.
(a)(b)
1,119 18,620
HealthEquity , Inc.
(a)
1,792 111,677
Heska Corp.
(a)(b)
220 24,165
ICU Medical, Inc.
(a)
429 91,802
Immunitybio , Inc.
(a)(b)
1,424 5,169
Inari Medical, Inc.
(a)
712 57,458
Insmed , Inc.
(a)
2,575 56,573
Inspire Medical Systems, Inc.
(a)
583 119,958
Instil Bio, Inc.
(a)
384 2,715
Integer Holdings Corp.
(a)
717 53,897
Integra LifeSciences Holdings Corp.
(a)
1,567 95,838
Intra-Cellular Therapies, Inc.
(a)
1,818 92,009
Invitae Corp.
(a)
4,416 23,449
Ionis Pharmaceuticals, Inc.
(a)
3,020 111,015
Iovance Biotherapeutics , Inc.
(a)
2,939 44,526
iRhythm Technologies, Inc.
(a)
635 78,340
Karuna Therapeutics, Inc.
(a)
485 54,058
Kodiak Sciences, Inc.
(a)
740 4,455
Kymera Therapeutics, Inc.
(a)(b)
749 23,481
LHC Group, Inc.
(a)
678 112,446
Lifestance Health Group, Inc.
(a)
798 5,402
Ligand Pharmaceuticals, Inc.
(a)
340 31,572
LivaNova PLC
(a)
1,128 86,472
Maravai Lifesciences Holdings, Inc., Class A
(a)
2,328 71,539
MEDNAX, Inc.
(a)
1,758 32,558
Medpace Holdings, Inc.
(a)
608 81,211
Merit Medical Systems, Inc.
(a)
1,102 68,335
Multiplan Corp.
(a)(b)
5,580 24,719
Myriad Genetics, Inc.
(a)
1,751 35,896
Nanostring Technologies, Inc.
(a)
1,020 19,156
Nektar Therapeutics, Class A
(a)
3,733 15,417
Neogen Corp.
(a)
2,297 60,641
NeoGenomics , Inc.
(a)
2,559 24,183
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Health Care – 13.0% (continued)
Nevro Corp.
(a)
744 45,897
NuVasive , Inc.
(a)
1,125 57,870
Ocugen , Inc.
(a)(b)
4,505 9,866
Omnicell , Inc.
(a)
937 102,292
OPKO Health, Inc.
(a)(b)
8,863 23,930
Option Care Health, Inc.
(a)
2,998 89,580
Ortho-Clinical Diagnostics Holdings PLC, Class
A
(a)
2,528 44,518
Outset Medical, Inc.
(a)
883 30,799
Owens & Minor, Inc. 1,594 56,571
Pacific Biosciences of California, Inc.
(a)
4,656 29,519
Pacira BioSciences , Inc.
(a)
955 71,214
Patterson Cos., Inc. 1,836 56,494
Perrigo Co. PLC 2,850 97,755
Phreesia , Inc.
(a)
1,121 25,648
Premier, Inc., Class A 2,578 93,349
Prestige Consumer Healthcare, Inc.
(a)
1,092 59,689
Privia Health Group, Inc.
(a)(b)
566 12,446
Progyny , Inc.
(a)
1,524 58,598
Prothena Corp. PLC 763 22,249
PTC Therapeutics, Inc.
(a)
1,505 53,172
Quidel Corp.
(a)
802 80,697
R1 RCM, Inc.
(a)
2,917 65,691
Reata Pharmaceuticals, Inc., Class A
(a)(b)
607 15,406
Recursion Pharmaceuticals, Inc., Class A
(a)(b)
565 3,503
Relay Therapeutics, Inc.
(a)(b)
1,647 39,248
REVOLUTION Medicines, Inc.
(a)
1,344 26,840
Sage Therapeutics, Inc.
(a)
1,122 35,365
Sana Biotechnology, Inc.
(a)(b)
1,860 14,043
Sarepta Therapeutics, Inc.
(a)
1,858 134,371
Schrodinger, Inc.
(a)
1,038 25,659
Seer, Inc., Class A
(a)
768 5,591
Select Medical Holdings Corp. 2,328 52,636
Sharecare , Inc.
(a)
5,854 16,040
Shockwave Medical, Inc.
(a)
751 113,499
Signify Health, Inc., Class A
(a)
529 7,300
Sotera Health Co.
(a)
2,075 42,289
Springworks Therapeutics, Inc.
(a)
565 24,244
STAAR Surgical Co.
(a)
1,015 57,946
Surgery Partners, Inc.
(a)
753 38,523
Tenet Healthcare Corp.
(a)
2,283 165,540
TG Therapeutics, Inc.
(a)
2,935 20,369
Tilray , Inc., Class 2
(a)(b)
9,371 46,668
Turning Point Therapeutics, Inc.
(a)
1,093 32,178
Twist Bioscience Corp.
(a)
1,153 33,253
Ultragenyx Pharmaceutical, Inc.
(a)
1,462 103,349
Veracyte , Inc.
(a)
1,447 29,620
Vericel Corp.
(a)(b)
997 28,415
Verve Therapeutics, Inc.
(a)(b)
284 4,237
Vir Biotechnology, Inc.
(a)
1,525 31,034
Xencor , Inc.
(a)
1,250 31,225
Zentalis Pharmaceuticals, Inc.
(a)
788 20,898
7,195,041
Industrials – 15.7%
AAON, Inc. 897 43,720
ABM Industries, Inc. 1,477 71,295
Acuity Brands, Inc. 745 128,498
Aerojet Rocketdyne Holdings, Inc.
(a)
1,635 65,367
AeroVironment , Inc.
(a)(b)
504 40,481
Air Lease Corp., Class A 2,297 92,523
Alaska Air Group, Inc.
(a)
2,702 146,962

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 15.7% (continued)
Albany International Corp., Class A 691 54,050
Alight, Inc.
(a)
5,233 44,951
Allegiant Travel Co., Class A
(a)
327 50,747
Allison Transmission Holdings, Inc. 2,225 83,304
Altra Industrial Motion Corp. 1,391 54,249
Ameresco , Inc., Class A
(a)(b)
668 33,694
APi Group Corp. 4,406 81,775
Applied Industrial Technologies, Inc. 825 86,369
Arcosa , Inc. 1,040 55,671
Armstrong World Industries, Inc. 1,009 85,422
Array Technologies, Inc.
(a)(b)
2,594 16,939
ASGN, Inc.
(a)
1,123 127,404
Atkore , Inc.
(a)
991 95,235
Azek Co., Inc. (The), Class A
(a)
2,436 51,741
Barnes Group, Inc. 987 33,143
Beacon Roofing Supply, Inc.
(a)
1,211 72,212
Bloom Energy Corp., Class A
(a)
3,173 58,891
Boise Cascade Co. 847 64,016
Brady Corp., Class A 1,053 47,122
Brink's Co. (The) 1,053 62,074
BWX Technologies, Inc. 1,962 101,867
CACI International, Inc., Class A
(a)
495 131,324
Casella Waste Systems, Inc., Class A
(a)
1,077 88,573
Chart Industries, Inc.
(a)(b)
753 127,121
Cimpress PLC
(a)
420 21,214
Clean Harbors, Inc.
(a)
1,066 111,855
Comfort Systems USA, Inc. 769 64,919
Core & Main, Inc., Class A
(a)(b)
1,211 28,773
Crane Co. 1,064 102,389
Curtiss-Wright Corp. 848 121,188
Driven Brands Holdings, Inc.
(a)
1,199 33,440
Dycom Industries, Inc.
(a)
645 54,767
EMCOR Group, Inc. 1,152 122,665
Encore Wire Corp. 417 47,042
EnerSys 878 57,474
Enovix Corp.
(a)
2,059 18,613
ESCO Technologies, Inc. 570 35,597
Ess Tech, Inc.
(a)
1,353 7,536
Evoqua Water Technologies Corp.
(a)
2,589 107,935
Exponent, Inc. 1,122 107,499
Federal Signal Corp. 1,326 45,124
First Advantage Corp.
(a)
877 15,225
Flowserve Corp. 2,830 92,569
Fluor Corp.
(a)
3,013 74,572
Forward Air Corp. 575 55,758
Franklin Electric Co., Inc. 823 57,561
Frontier Group Holdings, Inc.
(a)(b)
725 7,692
FTI Consulting, Inc.
(a)
728 114,813
FuelCell Energy, Inc.
(a)(b)
8,054 32,860
Gates Industrial Corp. PLC
(a)
2,121 27,043
GATX Corp. 756 78,163
Gibraltar Industries, Inc.
(a)
679 25,693
GrafTech International Ltd. 4,423 40,161
Hayward Holdings, Inc.
(a)(b)
943 14,994
Helios Technologies, Inc. 688 46,220
Herc Holdings, Inc. 539 68,895
Hexcel Corp. 1,824 99,153
Hillenbrand, Inc. 1,556 63,516
Hub Group, Inc., Class A
(a)
738 49,564
Insperity , Inc. 759 80,492
JELD-WEN Holding, Inc.
(a)
1,924 40,000
JetBlue Airways Corp.
(a)
6,783 74,681
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Industrials – 15.7% (continued)
Joby Aviation Inc.
(a)(b)
5,516 28,904
John Bean Technologies Corp. 689 81,226
Kadant , Inc. 248 45,880
KBR, Inc. 3,014 148,379
Kennametal, Inc. 1,837 47,266
Kirby Corp.
(a)
1,280 83,456
Korn Ferry 1,155 70,963
Kratos Defense & Security Solutions, Inc.
(a)
2,641 40,064
Landstar System, Inc. 789 122,216
ManpowerGroup , Inc. 1,168 105,354
ManTech International Corp., Class A 587 47,160
Masonite International Corp.
(a)
516 40,000
MasTec , Inc.
(a)
1,258 90,589
Matson, Inc. 895 76,988
MDU Resources Group, Inc. 4,338 111,747
Mercury Systems, Inc.
(a)
1,209 67,450
Microvast Holdings, Inc.
(a)(b)
4,874 24,175
Millerknoll , Inc. 1,661 52,704
Moog, Inc., Class A 617 49,280
MSA Safety, Inc. 780 94,138
MSC Industrial Direct Co., Inc., Class A 1,024 84,849
Mueller Industries, Inc. 1,216 65,846
Mueller Water Products, Inc., Class A 3,367 40,505
Nikola Corp.
(a)(b)
4,547 32,647
nVent Electric PLC 3,593 121,372
Parsons Corp.
(a)
588 21,715
Proterra , Inc.
(a)(b)
3,842 23,859
RBC Bearings, Inc.
(a)
617 103,872
Resideo Technologies, Inc. 3,072 69,089
Rocket Lab USA, Inc.
(a)
2,993 22,088
Rush Enterprises, Inc., Class A 922 46,911
Ryder System, Inc. 1,151 80,455
Schneider National, Inc., Class B 788 18,620
Science Applications International Corp. 1,221 101,624
Shoals Technologies Group, Inc., Class A
(a)
2,260 22,555
Simpson Manufacturing Co., Inc. 930 96,413
SkyWest, Inc.
(a)
1,075 31,336
Spirit AeroSystems Holdings, Inc., Class A 2,279 95,809
Spirit Airlines, Inc.
(a)(b)
2,377 56,121
SPX Corp.
(a)
988 41,397
Stem, Inc.
(a)
2,837 20,341
Stericycle, Inc.
(a)
1,957 98,222
Terex Corp. 1,494 50,796
Timken Co. (The) 1,487 85,711
TriNet Group, Inc.
(a)
853 75,661
Trinity Industries, Inc. 1,745 48,406
Triton International Ltd. 1,423 86,931
UFP Industries, Inc. 1,329 102,825
UniFirst Corp. 321 55,308
Univar Solutions, Inc.
(a)
3,642 106,055
Upwork , Inc.
(a)
2,562 53,725
Valmont Industries, Inc. 453 112,711
Vicor Corp.
(a)
472 28,565
Virgin Galactic Holdings, Inc.
(a)(b)
3,886 29,106
Watts Water Technologies, Inc., Class A 583 74,309
Welbilt , Inc. 2,845 67,199
Werner Enterprises, Inc. 1,284 50,885
WESCO International, Inc.
(a)
957 117,960
Willscot Mobile Mini Holdings Corp., Class A
(a)
4,746 166,585
Zurn Water Solutions Corp. 2,676 83,545
8,664,263

BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 14.7%
3D Systems Corp.
(a)
2,764 31,344
8x8, Inc.
(a)
2,494 22,870
ACI Worldwide, Inc.
(a)
2,550 70,431
Advanced Energy Industries, Inc. 786 60,145
Alarm.com Holdings, Inc.
(a)
969 59,186
Allegro Microsystems, Inc.
(a)
1,225 29,780
Alliance Data Systems Corp.
(b)
1,059 58,033
Altair Engineering, Inc., Class A
(a)
1,111 60,350
Alteryx , Inc., Class A
(a)
1,271 81,598
Ambarella , Inc.
(a)
800 65,664
Amkor Technology, Inc. 2,201 41,401
Amplitude, Inc., Class A
(a)
454 7,927
Appfolio , Inc., Class A
(a)
419 43,517
Appian Corp., Class A
(a)
876 41,873
Avidxchange Holdings, Inc.
(a)
476 3,898
Avnet, Inc. 2,115 92,341
Badger Meter, Inc. 645 52,045
Belden, Inc. 967 49,926
BigCommerce Holdings, Inc., Series 1
(a)
1,288 23,017
Blackbaud , Inc.
(a)
950 55,109
Blackline, Inc.
(a)
1,121 75,163
Box, Inc., Class A
(a)
3,184 97,494
C3.ai, Inc., Class A
(a)(b)
1,550 26,334
Calix, Inc.
(a)
1,189 47,453
CDK Global, Inc. 2,531 137,712
Cerence , Inc. 833 24,573
Cirrus Logic, Inc.
(a)
1,221 92,552
Clear Secure, Inc., Class A
(a)
238 7,240
CMC Materials, Inc. 613 109,672
Coherent, Inc.
(a)
528 141,451
CommScope Holding Co, Inc.
(a)
4,474 26,978
CommVault Systems, Inc.
(a)
936 57,096
Corsair Gaming, Inc.
(a)
741 11,211
CS Disco, Inc.
(a)(b)
245 7,524
Datto Holding Corp.
(a)
615 21,340
Diodes, Inc.
(a)
955 69,744
Dolby Laboratories, Inc., Class A 1,412 109,388
Domo, Inc., Class B
(a)
596 24,686
Doubleverify Holdings, Inc.
(a)
433 9,418
Duck Creek Technologies, Inc.
(a)
1,678 26,731
E2open Parent Holdings, Inc.
(a)(b)
3,665 28,367
Envestnet , Inc.
(a)
1,160 92,382
Euronet Worldwide, Inc.
(a)
1,127 137,100
Everbridge , Inc.
(a)
853 36,764
EVERTEC, Inc. 1,325 52,205
ExlService Holdings, Inc.
(a)
712 96,939
Fabrinet
(a)
785 77,079
Fastly , Inc., Class A
(a)
2,323 36,936
Flywire Corp.
(a)
219 6,682
FormFactor , Inc.
(a)
1,701 64,825
II-VI, Inc.
(a)
2,261 138,396
Informatica , Inc., Class A
(a)(b)
609 11,851
Insight Enterprises, Inc.
(a)
751 74,627
InterDigital , Inc. 676 38,431
Ionq , Inc.
(a)
2,390 18,809
Itron , Inc.
(a)
989 47,254
Jamf Holding Corp.
(a)(b)
1,220 37,576
JFrog Ltd.
(a)
953 19,889
Kulicke & Soffa Industries, Inc. 1,346 62,468
Littelfuse , Inc. 524 120,127
LivePerson , Inc.
(a)
1,423 32,188
LiveRamp Holdings, Inc.
(a)
1,458 45,665
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 14.7% (continued)
Lumentum Holdings, Inc. 1,529 124,170
MACOM Technology Solutions Holdings, Inc.
(a)
1,020 51,969
Mandiant , Inc.
(a)
5,113 112,384
Marathon Digital Holdings, Inc.
(a)(b)
2,101 32,776
Marqeta , Inc., Class A
(a)
4,885 45,430
Matterport , Inc.
(a)
3,871 22,220
MAXIMUS, Inc. 1,309 95,400
MaxLinear , Inc., Class A
(a)
1,524 72,954
Microstrategy , Inc., Class A
(a)(b)
197 69,771
Mimecast Ltd.
(a)
1,323 105,417
Momentive Global, Inc.
(a)
2,791 44,154
N-Able, Inc. 1,301 13,010
National Instruments Corp. 2,810 101,553
Ncino , Inc.
(a)
1,239 46,450
NCR Corp.
(a)
2,827 99,030
New Relic, Inc.
(a)
1,276 80,733
Novanta , Inc.
(a)
753 96,911
Nutanix , Inc., Class A
(a)
4,652 116,440
Onto Innovation, Inc.
(a)
1,054 74,982
PagerDuty , Inc.
(a)
1,636 46,741
Paycor Hcm , Inc.
(a)
631 15,542
Payoneer Global, Inc.
(a)
4,072 17,021
Perficient , Inc.
(a)
706 70,183
Ping Identity Holding Corp.
(a)
1,324 34,596
Plexus Corp.
(a)
623 50,550
Power Integrations, Inc. 1,273 101,840
Pure Storage, Inc., Class A
(a)
5,805 170,086
Q2 Holdings, Inc.
(a)
1,217 62,955
Qualtrics International, Inc., Class A
(a)
2,025 37,543
Qualys , Inc.
(a)
722 98,394
Rackspace Technology, Inc.
(a)
1,392 13,767
Rambus, Inc.
(a)
2,294 57,144
Rapid7, Inc.
(a)
1,224 116,916
Riot Blockchain , Inc.
(a)(b)
2,127 21,568
Rogers Corp.
(a)
404 109,371
Sabre Corp.
(a)(b)
6,942 72,683
Sailpoint Technologies Holdings, Inc.
(a)
1,997 127,468
Sanmina Corp.
(a)
1,345 54,997
Semtech Corp.
(a)
1,355 80,758
Sentinelone , Inc., Class A
(a)
2,863 95,252
Shift4 Payments, Inc., Class A
(a)(b)
1,118 58,650
Silicon Laboratories, Inc.
(a)
819 110,491
Sitime Corp.
(a)
319 53,774
Smartrent , Inc., Class A
(a)
1,734 8,427
Solarwinds Corp. 1,086 13,434
Sprout Social, Inc., Class A
(a)
990 60,667
SPS Commerce, Inc.
(a)
767 91,756
Squarespace, Inc.
(a)
554 11,063
Sunpower Corp., Class A
(a)(b)
1,861 30,725
Switch, Inc., Class A 2,806 83,787
Synaptics , Inc.
(a)
836 124,096
TD Synnex Corp. 884 88,480
Tenable Holdings, Inc.
(a)
1,983 109,521
Teradata Corp.
(a)
2,321 95,973
TTEC Holdings, Inc. 387 28,564
Ultra Clean Holdings, Inc.
(a)
999 31,139
Varonis Systems, Inc., Class B
(a)
2,295 99,144
Verint Systems, Inc.
(a)
1,426 77,803
Verra Mobility Corp., Class A
(a)
2,822 39,593
ViaSat , Inc.
(a)
1,559 57,387
Viavi Solutions, Inc.
(a)
5,043 72,317
Vishay Intertechnology , Inc. 2,904 54,102

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Information Technology – 14.7% (continued)
Vonage Holdings Corp.
(a)
5,340 106,586
Vontier Corp. 3,602 92,283
WEX, Inc.
(a)
952 158,260
Workiva , Inc., Class A
(a)
956 92,264
Xerox Holdings Corp. 2,559 44,527
Zuora , Inc., Class A
(a)
2,397 29,171
8,135,888
Materials – 5.2%
Amyris , Inc.
(a)(b)
4,240 14,543
Arconic Corp. 2,252 56,660
Ashland Global Holdings, Inc. 1,120 117,566
Avient Corp. 1,962 96,609
Balchem Corp. 686 84,515
Cabot Corp. 1,213 79,876
Chemours Co. (The) 3,433 113,529
Commercial Metals Co. 2,610 107,010
Compass Minerals International, Inc. 731 43,224
Diversey Holdings Ltd.
(a)
1,021 7,903
Eagle Materials, Inc. 848 104,575
Element Solutions, Inc. 4,642 95,718
Graphic Packaging Holding Co. 6,017 131,171
Greif, Inc., Class A 587 35,619
HB Fuller Co. 1,121 74,771
Hecla Mining Co. 11,559 60,222
Huntsman Corp. 4,439 150,349
Ingevity Corp. 859 51,454
Innospec , Inc. 523 49,847
Livent Corp.
(a)
3,418 73,009
Louisiana-Pacific Corp. 1,893 122,136
Minerals Technologies, Inc. 717 45,608
MP Materials Corp.
(a)(b)
1,595 60,674
NewMarket Corp.
(b)
144 46,744
Pactiv Evergreen, Inc. 1,085 10,698
Quaker Chemical Corp.
(b)
284 46,210
Ranpak Holdings Corp., Class A
(a)
861 12,984
Royal Gold, Inc. 1,406 183,455
Sensient Technologies Corp. 886 74,956
Silgan Holdings, Inc. 1,800 79,866
Sonoco Products Co. 2,100 130,011
Stepan Co. 445 45,439
Summit Materials, Inc., Class A
(a)
2,529 70,306
Trinseo PLC
(b)
823 39,051
Tronox Holdings PLC 2,500 43,000
U.S. Steel Corp. 5,541 168,945
Valvoline, Inc. 3,829 115,751
Worthington Industries, Inc. 692 32,919
2,876,923
Real Estate – 8.5%
Agree Realty Corp.
(c)
1,517 103,035
American Assets Trust, Inc.
(c)
1,120 40,992
American Campus Communities, Inc.
(c)
2,980 192,717
Apple Hospitality REIT, Inc.
(c)
4,526 80,065
Brandywine Realty Trust
(c)
3,489 40,717
Brixmor Property Group, Inc.
(c)
6,337 160,833
Corporate Office Properties Trust
(c)
2,395 63,923
Cousins Properties, Inc.
(c)
3,166 113,659
Cushman & Wakefield PLC
(a)
3,228 57,781
Digitalbridge Group, Inc.
(a)(c)
11,053 76,929
Douglas Emmett, Inc.
(c)
3,729 109,856
EastGroup Properties, Inc.
(c)
865 162,187
EPR Properties
(c)
1,636 85,923
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Real Estate – 8.5% (continued)
Equity Commonwealth
(a)(c)
2,365 61,939
Essential Properties Realty Trust, Inc.
(c)
2,594 62,256
eXp World Holdings, Inc.
(b)
1,461 19,563
First Industrial Realty Trust, Inc.
(c)
2,773 160,834
Four Corners Property Trust, Inc.
(c)
1,654 45,419
Healthcare Realty Trust, Inc.
(c)
3,139 85,004
Healthcare Trust of America, Inc., Class A
(c)
4,730 144,076
Highwoods Properties, Inc.
(c)
2,257 92,176
Howard Hughes Corp. (The)
(a)
899 90,161
Hudson Pacific Properties, Inc.
(b)(c)
3,250 75,660
Independence Realty Trust, Inc.
(c)
4,678 127,522
Innovative Industrial Properties, Inc., Class A
(c)
582 84,151
JBG SMITH Properties
(c)
2,395 63,132
Kennedy-Wilson Holdings, Inc. 2,592 58,450
Kite Realty Group Trust
(c)
4,675 104,252
Lxp Industrial Trust, Class B
(c)
6,099 76,542
Macerich Co. (The)
(b)(c)
4,471 56,111
National Health Investors, Inc.
(c)
991 51,066
National Storage Affiliates Trust
(c)
1,773 100,352
Newmark Group, Inc., Class A 3,450 41,917
OMEGA Healthcare Investors, Inc.
(c)
5,107 130,126
Outfront Media, Inc.
(c)
3,100 79,360
Park Hotels & Resorts, Inc.
(c)
5,133 101,171
Pebblebrook Hotel Trust
(c)
2,880 70,330
Physicians Realty Trust
(c)
4,775 81,844
Piedmont Office Realty Trust, Inc., Class A
(c)
2,532 40,765
PotlatchDeltic Corp.
(c)
1,471 81,479
PS Business Parks, Inc.
(c)
425 79,560
Rayonier, Inc.
(c)
3,104 134,093
Redfin Corp.
(a)(b)
2,185 24,363
RLJ Lodging Trust
(c)
3,668 51,425
Ryman Hospitality Properties, Inc.
(a)(c)
1,188 111,054
Sabra Health Care REIT, Inc.
(c)
4,894 57,162
Safehold , Inc.
(c)
282 12,140
SITE Centers Corp.
(c)
3,925 62,408
SL Green Realty Corp.
(c)
1,362 94,278
Spirit Realty Capital, Inc.
(c)
2,728 118,532
St Joe Co. (The) 710 37,779
STAG Industrial, Inc.
(c)
3,808 142,115
Sunstone Hotel Investors, Inc.
(a)(c)
4,691 57,465
Terreno Realty Corp.
(c)
1,595 116,036
Uniti Group, Inc.
(c)
5,085 63,003
Urban Edge Properties
(c)
2,344 43,809
Wework , Inc., Class A
(a)
4,386 30,746
4,710,243
Utilities – 3.5%
ALLETE, Inc. 1,190 70,615
American States Water Co. 790 62,141
Avista Corp. 1,527 61,950
Black Hills Corp. 1,356 99,313
California Water Service Group 1,085 56,279
Chesapeake Utilities Corp. 374 46,814
Clearway Energy, Inc., Class A 680 19,326
Clearway Energy, Inc., Class C 1,820 55,565
Hawaiian Electric Industries, Inc. 2,327 95,663
IDACORP, Inc. 1,081 113,700
MGE Energy, Inc. 798 62,140
National Fuel Gas Co. 1,961 137,525
New Jersey Resources Corp. 2,093 90,334
NorthWestern Corp.
(b)
1,150 65,194
OGE Energy Corp. 4,271 165,202

(a)
Non-income producing security.
(b)
Security, or portion thereof, on loan. At April 30, 2022, the value of the fund’s securities on loan was $3,110,683 and the value of the collateral was $3,339,214, consisting of cash collateral of
$1,131,310 and U.S. Government & Agency securities valued at $2,207,904. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Investment in a real estate investment trust.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:
(e)
The rate shown is the 1-day yield as of April 30, 2022.
BNY Mellon US Small Cap Core Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.8% (continued)
Utilities – 3.5% (continued)
ONE Gas, Inc. 1,146 96,688
Ormat Technologies, Inc.
(b)
973 75,602
Otter Tail Corp. 910 52,744
PNM Resources, Inc. 1,861 86,834
Portland General Electric Co. 1,912 90,495
South Jersey Industries, Inc. 2,397 81,953
Southwest Gas Holdings, Inc. 1,400 123,354
Spire, Inc. 1,100 80,025
Sunnova Energy International, Inc.
(a)(b)
1,920 33,158
1,922,614
Total Common Stocks (cost $67,215,666) 55,158,684
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(d)(e)
(cost $72,876) 72,876 72,876
Investment of Cash Collateral for Securities Loaned – 2.1%
Registered Investment Companies – 2.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(d)(e)
(cost $1,131,310) 1,131,310 1,131,310
Total Investments (cost $68,419,852) 102.0% 56,362,870
Liabilities, Less Cash and Receivables (2.0)% (1,092,741)
Net Assets 100.0% 55,270,129
REIT—Real Estate Investment Trust
Description
Value
10/31/21 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/22 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 353,878 2,324,725 (2,605,727) — — 72,876 0.1 82
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 4,718,610 10,507,623 (14,094,923) — — 1,131,310 2.1 30,955
2
Total 5,072,488 12,832,348 (16,700,650) — — 1,204,186 2.2 31,037
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Financials 15.9
Industrials 15.7
Information Technology 14.7
Health Care 13.0
Consumer Discretionary 11.3
Real Estate 8.5
Energy 5.2
Materials 5.2
Consumer Staples 4.2
Utilities 3.5
Communication Services 2.6
Registered Investment Companies 2.2
102.0
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
Russell 2000 E-mini 1 6/17/2022 98,707 93,065 (5,642)

STATEMENT OF INVESTMENTS
April 30, 2022 (Unaudited)
BNY Mellon International Equity ETF
Description Shares Value ($)
Common Stocks – 99.0%
Australia – 7.9%
APA Group 5,528 45,138
Aristocrat Leisure Ltd. 4,740 113,383
ASX Ltd. 1,375 84,689
Australia & New Zealand Banking Group Ltd. 20,017 388,345
BHP Group Ltd. 21,637 738,219
BHP Group Ltd. 12,756 436,411
BlueScope Steel Ltd. 3,506 51,176
Brambles Ltd. 9,335 69,988
Cochlear Ltd. 391 64,392
Coles Group Ltd. 9,493 126,154
Commonwealth Bank of Australia 11,554 852,945
Computershare Ltd. 3,853 69,357
CSL Ltd. 3,282 637,433
Dexus
(a)
8,356 66,330
Domino's Pizza Enterprises Ltd. 429 22,960
Endeavour Group Ltd./Australia 7,664 42,482
Fortescue Metals Group Ltd. 11,200 172,160
Glencore PLC 73,267 457,447
Goodman Group
(a)
11,894 202,691
IDP Education Ltd. 1,463 27,936
Insurance Australia Group Ltd. 13,950 45,008
Macquarie Group Ltd. 2,399 352,870
Mirvac Group
(a)
30,621 52,661
National Australia Bank Ltd. 22,043 511,145
Newcrest Mining Ltd. 5,431 103,745
Northern Star Resources Ltd. 8,939 62,382
QBE Insurance Group Ltd. 10,972 96,062
Ramsay Health Care Ltd. 1,315 75,798
REA Group Ltd. 426 39,180
Reece Ltd. 1,901 23,655
Rio Tinto Ltd. 2,680 214,890
Rio Tinto PLC 7,489 536,500
Santos Ltd. 22,250 126,496
Scentre Group
(a)
40,659 86,394
Seek Ltd. 2,404 48,485
Sonic Healthcare Ltd. 3,475 90,705
South32 Ltd. 30,286 102,664
Stockland
(a)
19,347 57,196
Suncorp Group Ltd. 9,876 80,431
Tabcorp Holdings Ltd. 16,246 63,037
Telstra Corp. Ltd. 29,709 85,295
TPG Telecom Ltd. 2,333 9,749
Transurban Group 21,572 219,835
Wesfarmers Ltd. 7,675 269,494
Westpac Banking Corp. 23,492 398,501
Wisetech Global Ltd. 1,218 39,184
Woodside Petroleum Ltd. 6,988 154,692
Woolworths Group Ltd. 8,108 221,893
8,837,583
Austria – 0.2%
Erste Group Bank AG 2,214 69,276
Mondi PLC 2,983 56,551
OMV AG 1,307 67,700
Raiffeisen Bank International AG 723 8,375
Verbund AG 532 57,358
Voestalpine AG 473 12,505
271,765
Belgium – 0.8%
Ageas SA/NV 1,446 69,988
Anheuser-Busch InBev SA/NV 6,042 353,121
D'Ieteren Group 156 25,509
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Belgium – 0.8% (continued)
Groupe Bruxelles Lambert SA 694 66,317
KBC Group NV 2,194 150,493
Sofina SA 133 41,251
Solvay SA, Class A 563 53,787
UCB SA 830 94,916
Umicore SA 1,259 49,050
904,432
Brazil – 0.2%
Wheaton Precious Metals Corp. 2,996 134,979
Yara International ASA 865 44,631
179,610
Canada – 9.9%
Alimentation Couche-Tard, Inc., Class A 5,603 250,722
Bank of Montreal 4,389 467,764
Bank of Nova Scotia (The) 8,571 545,558
Barrick Gold Corp. 13,089 293,416
BCE, Inc. 2,405 128,525
Brookfield Asset Management, Inc., Class A 10,103 506,553
Canadian Imperial Bank of Commerce 2,905 322,811
Canadian National Railway Co. 4,149 490,459
Canadian Natural Resources Ltd. 7,840 487,742
Canadian Pacific Railway Ltd. 6,418 471,890
Cenovus Energy, Inc. 8,919 165,742
CGI, Inc., Class A
(b)
1,459 116,944
Constellation Software, Inc. 136 215,151
Dollarama , Inc. 2,295 128,249
Enbridge, Inc. 13,383 587,028
Fortis, Inc. 3,166 154,850
Franco-Nevada Corp. 1,251 190,168
George Weston Ltd. 496 62,025
Great-West Lifeco , Inc. 2,092 58,011
Hydro One Ltd.
(c)
2,400 65,218
Imperial Oil Ltd. 1,463 74,040
Intact Financial Corp. 1,212 170,432
Loblaw Cos. Ltd. 1,187 109,138
Magna International, Inc. 1,775 107,524
Manulife Financial Corp. 13,271 260,841
National Bank of Canada 2,051 143,982
Nutrien Ltd. 3,946 389,768
Nuvei Corp.
(c)
400 22,484
Pembina Pipeline Corp. 4,049 154,002
Power Corp. of Canada 3,700 109,432
Restaurant Brands International, Inc. 2,386 137,012
Rogers Communications, Inc., Class B 2,057 112,632
Royal Bank of Canada 9,680 982,731
Shaw Communications, Inc., Class B 3,468 103,819
Shopify, Inc., Class A
(b)
785 337,531
Sun Life Financial, Inc. 3,726 186,322
Suncor Energy, Inc. 9,834 355,334
TC Energy Corp. 6,965 370,308
TELUS Corp. 3,700 93,046
Thomson Reuters Corp. 1,184 118,988
Toronto-Dominion Bank (The) 12,651 918,498
WSP Global, Inc. 400 46,890
11,013,580
Chile – 0.0%
Antofagasta PLC 2,176 42,373
China – 0.5%
Budweiser Brewing Co. Apac Ltd.
(c)
14,000 35,294
Prosus NV 6,137 301,635

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
China – 0.5% (continued)
Wilmar International Ltd. 27,400 88,099
Wuxi Biologics Cayman, Inc.
(b)(c)
22,000 168,235
593,263
Denmark – 2.4%
AP Moller - Maersk A/S, Class A 15 42,971
AP Moller - Maersk A/S, Class B 42 123,177
Carlsberg A/S, Class B 609 78,456
Coloplast A/S, Class B 874 118,867
Danske Bank A/S 5,280 81,694
DSV A/S 1,494 247,895
Genmab A/S
(b)
436 154,890
Novo Nordisk A/S, Class B 11,362 1,308,887
Novozymes A/S, Class B 1,447 101,415
Orsted A/S
(c)
1,247 140,222
Tryg A/S 2,699 64,687
Vestas Wind Systems A/S 6,973 180,790
2,643,951
Finland – 1.2%
Elisa OYJ 1,085 63,824
Fortum OYJ 3,166 53,106
Kesko OYJ, Class B 2,545 64,517
Kone OYJ, Class B 2,983 145,042
Metso Outotec OYJ 5,296 45,858
Neste OYJ 2,701 117,396
Nokia OYJ 37,291 191,607
Nordea Bank Abp 24,348 246,181
Sampo OYJ, Class A 3,099 151,728
Stora ENSO OYJ, Class R 4,186 83,441
UPM- Kymmene OYJ 3,934 137,122
1,299,822
France – 9.1%
Adevinta ASA, Class B
(b)
3,137 24,816
Air Liquide SA 3,221 561,826
Airbus SE 4,165 463,730
Alstom SA 2,425 54,030
Amundi SA
(c)
195 11,870
AXA SA 14,019 376,538
bioMerieux 346 33,136
BNP Paribas SA 7,732 405,438
Bollore SA 2,712 12,789
Bouygues SA 1,209 41,898
Bureau Veritas SA 2,056 59,495
Capgemini SE 1,097 226,943
Carrefour SA 4,064 86,432
CIE de Saint-Gobain 3,624 215,358
CIE Generale des Etablissements Michelin SCA 1,197 150,334
CNP Assurances 894 19,692
Credit Agricole SA 9,566 104,711
Danone SA 4,457 271,019
Dassault Systemes Se 4,675 209,778
Edenred 1,963 99,485
Electricite de France SA 3,564 32,651
Engie SA 12,051 143,939
EssilorLuxottica SA 2,072 358,044
Hermes International 241 301,660
Kering SA 500 270,648
Legrand SA 1,828 163,456
L'Oreal SA 1,650 607,320
LVMH Moet Hennessy Louis Vuitton SE 1,850 1,209,055
Orange SA 14,701 175,529
Pernod Ricard SA 1,373 286,286
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
France – 9.1% (continued)
Publicis Groupe SA 1,780 108,125
Safran SA 2,363 257,212
Sanofi 7,917 845,061
Sartorius Stedim Biotech 188 62,058
Societe Generale SA 5,306 129,696
Sodexo SA 697 53,030
Teleperformance 440 159,074
Thales SA 725 93,311
TotalEnergies SE 16,823 838,124
Veolia Environnement SA 4,494 132,273
Vinci SA 3,411 334,079
Vivendi SA 5,671 65,570
Worldline SA
(b)(c)
1,686 67,322
10,122,841
Germany – 6.4%
Adidas AG 1,218 248,917
Allianz SE 2,937 669,873
BASF SE 6,098 324,293
Bayer AG 6,632 440,076
Bayerische Motoren Werke AG 2,329 192,898
Beiersdorf AG 773 78,139
Brenntag SE 875 68,253
Carl Zeiss Meditec AG 279 35,437
Continental AG 608 42,346
Deutsche Bank AG
(b)
13,997 142,139
Deutsche Boerse AG 1,219 213,731
Deutsche Post AG 6,374 275,157
Deutsche Telekom AG 22,467 416,437
Deutsche Wohnen SE 532 15,316
E.ON SE 15,945 167,035
Evonik Industries AG 1,716 45,276
Fresenius Medical Care AG & Co. KGaA 1,149 72,050
Fresenius SE & Co. KGaA 2,858 101,909
Hannover Rueck SE 474 74,457
HeidelbergCement AG 809 47,162
Hellofresh SE
(b)
1,121 47,990
Henkel AG & Co. KGaA 1,155 73,839
Infineon Technologies AG 8,830 255,703
Kion Group AG 507 28,487
Mercedes-Benz Group AG 5,690 402,780
Merck KGaA 921 171,927
Muenchener Rueckversicherungs-Gesellschaft
AG in Muenchen 974 233,556
Puma SE 646 48,168
RWE AG 4,809 200,851
SAP SE 7,643 786,626
Siemens AG 5,495 682,766
Siemens Energy AG 2,980 57,939
Siemens Healthineers AG
(c)
1,969 106,477
Symrise AG, Class A 917 109,751
Uniper SE 545 14,098
Vonovia SE 5,552 222,570
Zalando SE
(b)(c)
1,426 56,910
7,171,339
Hong Kong – 2.0%
AIA Group Ltd. 82,800 820,492
CK Asset Holdings Ltd. 13,000 88,476
CK Infrastructure Holdings Ltd. 3,500 23,575
CLP Holdings Ltd. 12,000 117,000
Hang Seng Bank Ltd. 5,900 104,899
Henderson Land Development Co. Ltd. 8,000 32,475

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Hong Kong – 2.0% (continued)
Hong Kong & China Gas Co. Ltd. 75,507 83,628
Hong Kong Exchanges & Clearing Ltd. 8,200 353,034
Jardine Matheson Holdings Ltd. 1,700 90,321
Link REIT
(a)
12,413 107,738
MTR Corp. Ltd. 8,500 45,337
Sun Hung KAI Properties Ltd. 13,000 150,692
Swire Properties Ltd. 5,600 13,547
Techtronic Industries Co. Ltd. 12,000 162,729
Wharf Real Estate Investment Co. Ltd. 9,000 42,613
2,236,556
Ireland – 0.5%
CRH PLC 5,617 226,242
Flutter Entertainment PLC
(b)
947 96,487
Kerry Group PLC, Class A 1,211 134,142
Kingspan Group PLC 1,009 94,800
551,671
Israel – 0.5%
Azrieli Group Ltd. 174 15,049
Bank Hapoalim BM 7,590 70,822
Bank Leumi Le-Israel BM 10,481 110,721
Elbit Systems Ltd. 203 44,244
ICL Group Ltd. 4,087 45,107
Israel Discount Bank Ltd., Class A 6,798 40,484
Mizrahi Tefahot Bank Ltd. 1,074 40,015
Nice Ltd.
(b)
468 96,260
Teva Pharmaceutical Industries Ltd.
(b)(d)
8,324 74,259
536,961
Italy – 1.7%
Assicurazioni Generali SpA 8,594 164,099
Atlantia SpA
(b)
3,175 76,469
Coca-Cola HBC AG 1,617 33,243
Davide Campari-Milano NV 4,191 47,684
DiaSorin SpA 143 18,865
ENEL SpA 54,836 359,707
ENI SpA 17,102 241,580
Ferrari NV 874 187,172
Finecobank Banca Fineco SpA 4,460 62,695
Intesa Sanpaolo SpA 121,039 249,609
Moncler SpA 1,456 77,231
Nexi SpA
(b)(c)
3,962 39,381
Poste Italiane SpA
(c)
1,819 17,996
Recordati Industria Chimica e Farmaceutica SpA 635 30,809
Snam SpA 13,633 75,132
Terna Rete Elettrica Nazionale SpA 10,106 82,796
UniCredit SpA 15,044 141,329
1,905,797
Japan – 20.2%
Advantest Corp. 1,400 97,144
AEON Co. Ltd. 6,000 114,318
AGC, Inc. 1,900 71,712
Aisin Corp. 1,800 52,516
Ajinomoto Co., Inc. 3,700 96,670
ANA Holdings, Inc.
(b)
300 5,681
Asahi Group Holdings Ltd. 3,200 120,111
Asahi Kasei Corp. 8,700 71,952
Astellas Pharma, Inc. 12,600 192,365
Bandai Namco Holdings, Inc. 2,100 143,593
Bridgestone Corp. 4,100 150,854
Canon, Inc. 6,800 157,194
Central Japan Railway Co. 1,700 215,321
Chubu Electric Power Co., Inc. 3,700 37,468
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Japan – 20.2% (continued)
Chugai Pharmaceutical Co. Ltd. 4,400 132,550
Cyberagent, Inc. 2,600 27,814
Daifuku Co. Ltd. 700 43,493
Dai-ichi Life Holdings, Inc. 7,500 150,770
Daiichi Sankyo Co. Ltd. 12,900 324,790
Daikin Industries Ltd. 2,000 309,432
Daito Trust Construction Co. Ltd. 400 38,654
Daiwa House Industry Co. Ltd. 4,100 99,462
Daiwa Securities Group, Inc. 11,900 58,416
Denso Corp. 3,300 202,671
Dentsu Group, Inc. 2,100 76,262
Disco Corp. 200 49,552
East Japan Railway Co. 2,300 121,054
Eisai Co. Ltd. 2,000 87,434
ENEOS Holdings, Inc. 20,100 70,775
FANUC Corp. 1,500 233,463
Fast Retailing Co. Ltd. 400 185,736
Fujifilm Holdings Corp. 2,800 155,020
Fujitsu Ltd. 1,300 187,485
GMO Payment Gateway, Inc. 300 25,679
Hamamatsu Photonics KK 800 36,184
Hankyu Hanshin Holdings, Inc. 2,000 53,026
Hitachi Ltd. 6,600 309,318
Hitachi Metals Ltd.
(b)
800 12,522
Honda Motor Co. Ltd. 11,900 314,033
Hoya Corp. 2,700 270,709
Ibiden Co. Ltd. 700 26,690
Idemitsu Kosan Co. Ltd. 2,000 52,563
INPEX Corp. 5,800 68,583
Isuzu Motors Ltd. 4,200 49,177
ITOCHU Corp. 10,300 312,593
ITOCHU Techno-Solutions Corp. 700 16,506
Japan Airlines Co. Ltd.
(b)
800 13,282
Japan Exchange Group, Inc. 3,500 52,719
Japan Post Holdings Co. Ltd. 8,600 60,504
Japan Post Insurance Co. Ltd. 300 4,874
Japan Real Estate Investment Corp.
(a)
8 38,839
Japan Tobacco, Inc. 7,300 125,282
JFE Holdings, Inc. 3,800 46,781
JSR Corp. 1,800 49,390
Kansai Electric Power Co., Inc. (The) 6,100 53,674
KAO Corp. 3,600 145,350
KDDI Corp. 11,000 368,053
Keyence Corp. 1,300 530,295
Kikkoman Corp. 1,300 73,449
Kirin Holdings Co. Ltd. 5,300 77,745
Kobe Bussan Co. Ltd. 600 14,819
Koei Tecmo Holdings Co. Ltd. 500 15,302
Koito Manufacturing Co. Ltd. 800 29,546
Komatsu Ltd. 6,500 146,546
Konami Holdings Corp. 700 43,439
Kubota Corp. 8,700 148,973
Kyocera Corp. 2,700 143,023
Kyowa Kirin Co. Ltd. 1,900 40,080
Lasertec Corp. 500 68,366
Lixil Corp. 2,600 46,036
M3, Inc. 2,800 90,812
Makita Corp. 2,600 77,683
Marubeni Corp. 12,500 137,243
MEIJI Holdings Co. Ltd. 800 39,951
Mercari , Inc.
(b)
600 10,235
Minebea Mitsumi, Inc. 3,300 64,187

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Japan – 20.2% (continued)
Misumi Group, Inc. 2,200 55,696
Mitsubishi Chemical Holdings Corp. 7,600 46,517
Mitsubishi Corp. 10,100 341,682
Mitsubishi Electric Corp. 13,600 143,600
Mitsubishi Estate Co. Ltd. 7,700 111,940
Mitsubishi Heavy Industries Ltd. 2,400 82,155
Mitsubishi UFJ Financial Group, Inc. 90,400 526,310
Mitsui & Co. Ltd. 11,100 269,875
Mitsui Fudosan Co. Ltd. 6,200 131,384
Mizuho Financial Group, Inc. 18,760 228,563
Monotaro Co. Ltd. 1,800 31,385
MS&AD Insurance Group Holdings, Inc. 3,100 92,861
Murata Manufacturing Co. Ltd. 4,200 252,661
NEC Corp. 1,400 54,569
Nexon Co. Ltd. 3,200 73,405
Nidec Corp. 3,700 243,858
Nihon M&A Center Holdings, Inc. 2,400 29,898
Nintendo Co. Ltd. 800 369,929
Nippon Building Fund, Inc.
(a)
9 46,820
Nippon Paint Holdings Co. Ltd. 10,500 84,204
Nippon ProLogis REIT, Inc.
(a)
22 61,215
Nippon Sanso Holdings Corp. 1,900 34,272
Nippon Steel Corp. 7,100 113,410
Nippon Telegraph & Telephone Corp. 8,800 261,297
Nippon Yusen KK 1,100 80,318
Nissan Chemical Corp. 800 42,668
Nissan Motor Co. Ltd.
(b)
19,300 77,015
Nissin Foods Holdings Co. Ltd. 500 34,926
Nitori Holdings Co. Ltd. 500 51,521
Nitto Denko Corp. 800 54,029
Nomura Holdings, Inc. 23,200 89,534
Nomura Research Institute Ltd. 3,200 91,633
NTT Data Corp. 4,000 74,190
OBIC Co. Ltd. 400 59,525
Odakyu Electric Railway Co. Ltd. 2,900 44,230
Olympus Corp. 9,300 165,743
Omron Corp. 1,900 113,302
ONO Pharmaceutical Co. Ltd. 3,700 95,185
Oracle Corp. Japan 200 12,936
Oriental Land Co. Ltd. 1,800 274,738
ORIX Corp. 8,700 159,415
Otsuka Corp. 700 23,097
Otsuka Holdings Co. Ltd. 4,000 134,702
Pan Pacific International Holdings Corp. 2,900 45,013
Panasonic Corp. 15,600 139,733
Rakuten Group, Inc. 6,200 43,930
Recruit Holdings Co. Ltd. 11,900 442,530
Renesas Electronics Corp.
(b)
9,800 106,502
Resona Holdings, Inc. 20,300 88,511
ROHM Co. Ltd. 500 35,350
Secom Co. Ltd. 1,100 77,890
Sekisui Chemical Co. Ltd. 1,900 25,796
Sekisui House Ltd. 4,700 81,949
Seven & i Holdings Co. Ltd. 5,700 251,564
SG Holdings Co. Ltd. 3,600 63,714
Shimadzu Corp. 2,300 76,069
Shimano, Inc. 500 89,920
Shin-Etsu Chemical Co. Ltd. 2,900 402,566
Shionogi & Co. Ltd. 1,900 106,629
Shiseido Co. Ltd. 2,700 127,873
SMC Corp. 400 194,659
SoftBank Corp. 16,800 196,450
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Japan – 20.2% (continued)
SoftBank Group Corp. 8,600 349,748
Sompo Holdings, Inc. 2,800 114,217
Sony Group Corp. 8,800 762,087
Subaru Corp. 4,400 66,530
Sumitomo Chemical Co. Ltd. 12,600 53,586
Sumitomo Corp. 9,000 143,204
Sumitomo Electric Industries Ltd. 5,200 56,130
Sumitomo Metal Mining Co. Ltd. 2,100 91,920
Sumitomo Mitsui Financial Group, Inc. 9,700 293,111
Sumitomo Mitsui Trust Holdings, Inc. 3,100 96,450
Sumitomo Realty & Development Co. Ltd. 2,800 74,214
Suntory Beverage & Food Ltd. 700 27,717
Suzuki Motor Corp. 3,500 105,573
Sysmex Corp. 1,100 73,101
T&D Holdings, Inc. 4,000 51,559
Takeda Pharmaceutical Co. Ltd. 10,200 296,726
TDK Corp. 2,900 90,989
Terumo Corp. 5,500 165,306
Toho Co. Ltd. 700 26,096
Tokio Marine Holdings, Inc. 5,200 281,714
Tokyo Electron Ltd. 1,000 428,219
Tokyo Gas Co. Ltd. 3,200 61,525
Tokyu Corp. 4,100 50,348
Toray Industries, Inc. 12,100 57,801
Toshiba Corp. 3,000 125,178
Toto Ltd. 900 30,461
Toyota Industries Corp. 1,000 60,127
Toyota Motor Corp. 87,900 1,516,675
Toyota Tsusho Corp. 2,000 72,476
Unicharm Corp. 3,200 111,812
West Japan Railway Co. 2,200 82,254
Yakult Honsha Co. Ltd. 900 46,681
Yamaha Corp. 700 27,015
Yamaha Motor Co. Ltd. 2,100 43,601
Yamato Holdings Co. Ltd. 2,500 47,179
Yaskawa Electric Corp. 2,300 78,998
Z Holdings Corp. 17,400 69,111
ZOZO, Inc. 600 12,782
22,490,875
Luxembourg – 0.2%
ArcelorMittal SA 4,215 125,017
Eurofins Scientific SE 908 84,985
210,002
Macau – 0.1%
Galaxy Entertainment Group Ltd. 20,000 116,235
Sands China Ltd.
(b)
18,800 42,267
158,502
Netherlands – 4.9%
Adyen NV
(b)(c)
210 359,559
AKZO Nobel NV 1,376 120,629
Argenx SE
(b)
412 119,048
Asm International NV 262 80,128
ASML Holding NV 2,833 1,637,797
EXOR NV 726 51,162
HAL Trust 525 75,988
Heineken Holding NV 797 62,808
Heineken NV 1,451 142,971
ING Groep NV 26,098 250,543
JDE Peet's NV 644 19,023
Koninklijke Ahold Delhaize NV 7,379 218,666
Koninklijke DSM NV 1,190 201,616

BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Netherlands – 4.9% (continued)
Koninklijke Philips NV 5,844 154,129
NN Group NV 2,428 120,233
Shell PLC 53,102 1,448,721
Universal Music Group NV 9,102 213,985
Wolters Kluwer NV 1,930 196,642
5,473,648
New Zealand – 0.2%
Auckland International Airport Ltd.
(b)
11,020 56,040
Fisher & Paykel Healthcare Corp. Ltd. 4,188 58,442
Mainfreight Ltd. 507 26,753
Meridian Energy Ltd. 7,954 24,471
Spark New Zealand Ltd. 11,172 35,676
201,382
Norway – 0.8%
AKER ASA, Class A 125 10,391
AKER BP ASA 965 35,269
Autostore Holdings Ltd.
(b)
5,964 13,699
DNB Bank ASA 6,426 126,740
Equinor ASA 7,634 263,069
Gjensidige Forsikring ASA 873 18,891
Mowi ASA 3,038 86,967
Norsk Hydro ASA 11,009 94,462
Orkla ASA 6,750 55,324
Salmar ASA 222 18,419
Schibsted ASA, Class A 1,137 24,128
Telenor ASA 5,064 72,238
Tomra Systems ASA 808 32,332
Var Energi As
(b)
861 3,705
855,634
Poland – 0.2%
Allegro.Eu SA
(b)(c)
2,072 10,755
Bank Polska Kasa Opieki SA 1,341 29,615
Dino Polska SA
(b)(c)
289 18,763
ING Bank Slaski SA 233 10,344
KGHM Polska Miedz SA 984 32,141
Polski Koncern Naftowy ORLEN SA 2,479 42,076
Polskie Gornictwo Naftowe i Gazownictwo SA 8,046 11,296
Powszechna Kasa Oszczednosci Bank Polski
SA
(b)
6,481 47,918
Powszechny Zaklad Ubezpieczen SA 2,808 19,426
Santander Bank Polska SA 245 14,940
237,274
Portugal – 0.1%
EDP - Energias de Portugal SA 21,173 99,219
Jeronimo Martins SGPS SA 1,659 34,653
133,872
Russia – 0.0%
Evraz PLC
(e)
2,845 0
Saudi Arabia – 0.0%
Delivery Hero SE
(b)(c)
1,295 46,231
Singapore – 1.3%
Ascendas Real Estate Investment Trust
(a)
24,696 51,148
CapitaLand Integrated Commercial Trust
(a)
37,954 64,040
CapitaLand Investment Ltd.
(b)
19,300 59,120
DBS Group Holdings Ltd. 12,463 306,137
Genting Singapore Ltd. 34,400 20,178
Great Eastern Holdings Ltd. 100 1,477
Jardine Cycle & Carriage Ltd. 400 8,400
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Singapore – 1.3% (continued)
Keppel Corp. Ltd. 6,900 34,328
Mapletree Logistics Trust
(a)
23,707 30,730
Oversea-Chinese Banking Corp. Ltd. 25,819 231,659
Singapore Airlines Ltd.
(b)(d)
10,900 43,414
Singapore Exchange Ltd. 5,300 37,575
Singapore Technologies Engineering Ltd. 7,800 23,159
Singapore Telecommunications Ltd. 53,200 106,716
STMicroelectronics NV 4,529 170,737
United Overseas Bank Ltd. 10,700 232,380
1,421,198
South Africa – 0.4%
Anglo American PLC 9,215 414,877
Spain – 2.1%
Aena SME SA
(b)(c)
426 61,255
Amadeus IT Group SA
(b)
3,208 204,411
Banco Bilbao Vizcaya Argentaria SA 46,133 246,212
Banco Santander SA 114,155 339,186
CaixaBank SA 29,910 97,438
Cellnex Telecom SA
(c)
3,944 185,402
EDP Renovaveis SA 1,620 38,692
Endesa SA 2,596 54,855
Ferrovial SA 3,511 91,080
Iberdrola SA 39,465 458,387
Industria de Diseno Textil SA 7,981 169,233
Naturgy Energy Group SA 2,494 75,590
Repsol SA 9,126 137,529
Siemens Gamesa Renewable Energy SA
(b)
1,594 25,770
Telefonica SA 38,452 187,938
2,372,978
Sweden – 3.1%
ALFA Laval AB 1,694 47,897
ASSA Abloy AB, Class B 6,486 166,234
Atlas Copco AB, Class A 4,411 203,539
Atlas Copco AB, Class B 2,838 114,206
Boliden AB 1,932 85,066
Embracer Group AB, Class B
(b)
4,381 29,784
Epiroc AB, Class A 4,281 88,126
Epiroc AB, Class B 2,563 45,289
EQT AB 1,883 54,683
Essity AB, Class B 4,096 109,161
Evolution AB
(c)
1,183 123,985
Fastighets AB Balder, Class B
(b)
674 33,833
Getinge AB, Class B 1,682 49,223
Hennes & Mauritz AB, Class B 4,464 57,060
Hexagon AB, Class B 14,712 193,038
Industrivarden AB, Class A 2,465 64,134
Indutrade AB 1,903 45,625
Investment AB Latour , Class B 850 22,835
Investor AB, Class A 3,558 75,277
Investor AB, Class B 13,191 257,453
Kinnevik AB, Class A
(b)
144 3,161
Kinnevik AB, Class B
(b)
1,736 34,584
L E Lundbergforetagen AB, Class B 510 24,163
Lifco AB, Class B 1,456 31,117
Lundin Energy AB 1,350 56,518
Nibe Industrier AB, Class B 9,065 90,193
Sagax AB, Class B 1,086 28,100
Sagax AB, Class D 1,524 4,707
Sandvik AB 7,819 150,299
Sinch AB
(b)(c)
3,924 17,772

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
Sweden – 3.1% (continued)
Skandinaviska Enskilda Banken AB, Class A 8,404 95,725
Skandinaviska Enskilda Banken AB, Class C 1,522 18,743
Skanska AB, Class B 3,481 67,375
SKF AB, Class A 870 17,110
SKF AB, Class B 1,659 27,502
Svenska Cellulosa AB SCA, Class B 4,794 94,060
Svenska Handelsbanken AB, Class A 11,945 121,946
Swedbank AB, Class A 5,690 91,189
Swedish Match AB 10,321 82,877
Tele2 AB, Class B 3,439 45,756
Telefonaktiebolaget LM Ericsson, Class B 20,765 168,247
Telia Co. AB 18,516 77,291
Volvo AB, Class B 12,623 204,219
Volvo Car AB, Class B
(d)
4,070 30,338
3,449,440
Switzerland – 9.5%
ABB Ltd. 12,642 385,518
Alcon, Inc. 3,490 252,766
Barry Callebaut AG 23 53,410
Chocoladefabriken Lindt & Spruengli AG 12 135,497
CIE Financiere Richemont SA, Class A 3,583 426,350
Credit Suisse Group AG 18,527 128,228
EMS- Chemie Holding AG 58 52,374
Geberit AG 242 139,618
Givaudan SA 59 236,754
Holcim Ltd. 3,711 184,088
Julius Baer Group Ltd. 1,613 78,552
Kuehne + Nagel International AG 359 101,747
Logitech International SA 1,250 82,986
Lonza Group AG 506 301,520
Nestle SA 19,312 2,506,889
Novartis AG 16,944 1,510,148
Partners Group Holding AG 160 172,668
Roche Holding AG 4,818 1,798,839
Roche Holding AG, BR 213 86,196
Schindler Holding AG, PC 425 82,929
SGS SA 41 106,529
Sika AG 999 309,791
Sonova Holding AG 356 130,275
Straumann Holding AG 760 91,256
Swatch Group AG (The), BR 276 72,366
Swiss Life Holding AG 233 137,546
Swisscom AG 164 97,455
UBS Group AG 25,158 433,231
Zurich Insurance Group AG 1,004 461,220
10,556,746
United Kingdom – 10.4%
3i Group PLC 6,599 109,776
Admiral Group PLC 1,789 56,691
Ashtead Group PLC 2,995 157,139
Associated British Foods PLC 2,771 55,890
AstraZeneca PLC 10,598 1,422,115
Aveva Group PLC 768 20,972
Aviva PLC 29,898 162,647
BAE Systems PLC 21,445 199,238
Barclays PLC 102,435 190,595
BP PLC 138,829 682,467
British American Tobacco PLC 15,978 672,420
BT Group PLC, Class A 62,620 139,431
Bunzl PLC 2,325 90,577
CK Hutchison Holdings Ltd. 16,500 116,082
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 99.0% (continued)
United Kingdom – 10.4% (continued)
CNH Industrial NV 7,406 107,272
Coca-Cola European Partners PLC 1,633 81,568
Compass Group PLC 11,571 247,255
Croda International PLC 941 92,198
Diageo PLC 16,102 812,378
Entain PLC
(b)
3,639 69,376
Experian PLC 6,738 236,190
Halma PLC 2,592 80,542
HSBC Holdings PLC 142,799 898,746
Imperial Brands PLC 6,417 134,221
InterContinental Hotels Group PLC 1,045 67,856
Intertek Group PLC 1,259 79,160
JD Sports Fashion PLC 17,817 29,840
Just Eat Takeaway.com NV
(b)(c)
1,110 30,797
Legal & General Group PLC 40,438 127,990
Lloyds Banking Group PLC 502,255 289,309
London Stock Exchange Group PLC 2,172 215,864
National Grid PLC 28,002 419,766
NatWest Group PLC 35,363 96,788
Next PLC 999 75,580
Ocado Group PLC
(b)
4,813 55,834
Pepco Group NV
(b)(c)
1,014 9,547
Persimmon PLC 2,475 65,254
Prudential PLC 19,340 245,240
Reckitt Benckiser Group PLC 4,964 388,893
RELX PLC 13,695 411,452
Rentokil Initial PLC 11,185 77,235
Rolls-Royce Holdings PLC
(b)
59,030 61,728
Schroders PLC 1,239 44,178
Segro PLC
(a)
8,192 138,076
Smith & Nephew PLC 5,742 93,934
Spirax-Sarco Engineering PLC 540 82,373
SSE PLC 6,900 161,866
Standard Chartered PLC 15,656 108,462
Tesco PLC 52,667 179,855
Unilever PLC 17,837 832,841
Vodafone Group PLC 179,901 274,516
WPP PLC 8,990 113,433
11,613,453
United States – 2.1%
Ferguson PLC 1,650 210,056
GlaxoSmithKline PLC 34,563 779,783
James Hardie Industries PLC, CDI 3,179 93,846
Schneider Electric SE 3,928 570,609
Stellantis NV 15,349 210,211
Swiss RE AG 1,988 164,504
Tenaris SA 3,105 48,512
Waste Connections, Inc. 1,689 234,217
2,311,738
Zambia – 0.1%
First Quantum Minerals Ltd. 3,814 109,909
Total Common Stocks (cost $109,303,100) 110,369,303
Preferred Stocks – 0.4%
Germany – 0.4%
Bayerische Motoren Werke AG, 2.46% 227 16,919
Henkel AG & Co. KGaA , 2.53% 868 56,187
Porsche Automobil Holding SE, 2.60% 1,066 89,449
Sartorius AG, 0.16% 170 64,402

(a)
Investment in a real estate investment trust.
(b)
Non-income producing security.
(c)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities were valued at $1,595,475 or 1.43% of net assets.
(d)
Security, or portion thereof, on loan. At April 30, 2022, the value of the fund’s securities on loan was $127,243 and the value of the collateral was $132,186, consisting of cash collateral. In addition, the value of collateral may include pending sales that are also on loan.
(e)
The fund held Level 3 securities at April 30, 2022. These securities were valued at $0 or 0.00% of net assets.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:
(g)
The rate shown is the 1-day yield as of April 30, 2022.
BNY Mellon International Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 0.4% (continued)
Germany – 0.4% (continued)
Volkswagen AG, 2.60% 1,236 194,206
421,163
Total Preferred Stocks (cost $507,036) 421,163
Investment Companies – 0.0%
Registered Investment Companies – 0.0%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(f)(g)
(cost $41,756) 41,756 41,756
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(f)(g)
(cost $132,186) 132,186 132,186
Total Investments (cost $109,984,078) 99.5% 110,964,408
Cash and Receivables (Net) 0.5% 537,086
Net Assets 100.0% 111,501,494
BR—Bearer Shares
CDI—CREST Depository Interest
PC—Participation Certificate
REIT—Real Estate Investment Trust
Description
Value
10/31/21 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/22 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 121,575 1,910,619 (1,990,438) — — 41,756 0.0 50
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 145,698 14,473,243 (14,486,755) — — 132,186 0.1 16
2
Total 267,273 16,383,862 (16,477,193) — — 173,942 0.1 66
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

STATEMENT OF INVESTMENTS
(continued)
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Financials 20.6
Industrials 14.4
Health Care 12.9
Consumer Discretionary 10.3
Consumer Staples 9.6
Materials 8.5
Information Technology 8.0
Energy 6.0
Communication Services 4.4
Utilities 2.9
Real Estate 1.8
Registered Investment Companies 0.1
99.5
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI EAFE Index 5 6/17/2022 541,930 499,150 (42,780)

STATEMENT OF INVESTMENTS
April 30, 2022 (Unaudited)
BNY Mellon Emerging Markets Equity ETF
Description Shares Value ($)
Common Stocks – 97.2%
Brazil – 3.5%
Ambev SA 25,900 76,410
Atacadao SA 3,293 13,705
B3 SA - Brasil Bolsa Balcao 31,563 84,768
Banco Bradesco SA 7,404 22,187
Banco BTG Pactual SA 6,102 28,562
Banco do Brasil SA 7,500 50,281
BB Seguridade Participacoes SA 3,227 16,454
Centrais Eletricas Brasileiras SA 1,700 13,965
Cia Brasileira de Aluminio 2,573 8,859
Cia Siderurgica Nacional SA 3,103 13,183
Cosan SA 5,797 24,758
Hapvida Participacoes e Investimentos SA
(a)
22,939 41,040
Itausa - Investimentos Itau SA 6,789 13,215
Localiza Rent A Car SA 2,849 30,640
Magazine Luiza SA 14,200 14,165
Natura & Co. Holding SA 4,542 17,243
Petroleo Brasileiro SA 21,400 145,412
Raia Drogasil SA 6,187 26,136
Rede D'or Sao Luiz SA
(a)
4,098 30,577
Suzano SA 4,198 42,385
Telefonica Brasil SA 2,352 24,930
Vale SA 21,042 357,088
WEG SA 8,400 51,395
1,147,358
Chile – 0.3%
Banco de Chile 252,501 25,204
Banco de Credito e Inversiones SA 303 9,374
Banco Santander Chile 172,369 8,291
Cencosud SA 8,076 12,923
Empresas CMPC SA 4,341 6,468
Empresas COPEC SA 2,109 15,501
Enel Americas SA 120,413 12,605
Falabella SA 4,872 13,678
104,044
China – 30.6%
360 Security Technology, Inc., Class A
(b)
1,300 1,616
AECC Aviation Power Co. Ltd., Class A 1,100 6,309
Agricultural Bank of China Ltd., Class A 67,400 31,311
Agricultural Bank of China Ltd., Class H 159,000 59,984
Airtac International Group 1,046 28,816
Alibaba Group Holding Ltd.
(b)
78,680 1,023,843
Alibaba Health Information Technology Ltd.
(b)
8,000 4,639
Aluminum Corp. of China Ltd., Class A
(b)
4,900 3,541
Aluminum Corp. of China Ltd., Class H
(b)
22,000 10,515
Anhui Conch Cement Co. Ltd., Class A 2,100 12,740
Anhui Conch Cement Co. Ltd., Class H 5,500 30,072
Anhui Gujing Distillery Co. Ltd., Class A 200 5,936
Anhui Gujing Distillery Co. Ltd., Class B 600 8,013
ANTA Sports Products Ltd. 6,000 70,238
Asymchem Laboratories Tianjin Co. Ltd., Class A 100 4,054
Avary Holding Shenzhen Co. Ltd., Class A 600 2,684
Baidu, Inc., Class A
(b)
12,400 206,399
Bank of Beijing Co. Ltd., Class A 6,900 4,787
Bank of China Ltd., Class A 27,600 13,534
Bank of China Ltd., Class H 408,000 161,200
Bank of Communications Co. Ltd., Class A 11,800 9,100
Bank of Communications Co. Ltd., Class H 116,000 80,870
Bank of Hangzhou Co. Ltd., Class A 1,800 4,176
Bank of Jiangsu Co. Ltd., Class A 5,200 5,787
Bank of Nanjing Co. Ltd., Class A 3,400 5,988
Bank of Ningbo Co. Ltd., Class A 3,900 21,498
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
China – 30.6% (continued)
Bank of Shanghai Co. Ltd., Class A 5,200 5,123
Baoshan Iron & Steel Co. Ltd., Class A 10,000 9,807
BeiGene Ltd.
(b)(c)
3,500 46,660
Beijing Kingsoft Office Software, Inc., Class A 200 5,729
Beijing Wantai Biological Pharmacy Enterprise
Co. Ltd., Class A 290 7,106
Beijing-Shanghai High Speed Railway Co. Ltd.,
Class A 22,000 15,330
Bilibili , Inc., Class Z
(b)
540 14,012
BOC Hong Kong Holdings Ltd. 20,000 73,029
BOE Technology Group Co. Ltd., Class A 19,700 11,365
BOE Technology Group Co. Ltd., Class B 600 286
BYD Co. Ltd., Class A 700 25,824
BYD Co. Ltd., Class H 4,500 135,238
CGN Power Co. Ltd., Class A 500 215
CGN Power Co. Ltd., Class H
(a)
78,000 22,069
Changchun High & New Technology Industry
Group, Inc., Class A 100 2,384
China CITIC Bank Corp. Ltd., Class H 42,000 21,465
China Coal Energy Co. Ltd., Class A 2,600 3,710
China Coal Energy Co. Ltd., Class H 11,000 9,379
China Construction Bank Corp., Class A 4,000 3,686
China Construction Bank Corp., Class H 560,000 398,973
China CSSC Holdings Ltd., Class A 1,300 3,091
China Eastern Airlines Corp. Ltd., Class A
(b)
8,600 6,162
China Eastern Airlines Corp. Ltd., Class H
(b)
2,000 681
China Everbright Bank Co. Ltd., Class A 22,300 10,800
China Everbright Bank Co. Ltd., Class H 6,000 2,187
China Feihe Ltd.
(a)
16,000 15,315
China Galaxy Securities Co. Ltd., Class A 2,000 2,818
China Galaxy Securities Co. Ltd., Class H 17,500 9,591
China Gas Holdings Ltd. 9,200 11,280
China Hongqiao Group Ltd. 12,500 15,915
China International Capital Corp. Ltd., Class A 400 2,276
China International Capital Corp. Ltd., Class H
(a)
8,000 16,232
China Jushi Co. Ltd. 1,500 3,582
China Life Insurance Co. Ltd., Class H 37,000 54,325
China Mengniu Dairy Co. Ltd. 16,000 86,871
China Merchants Bank Co. Ltd., Class A 8,500 51,527
China Merchants Bank Co. Ltd., Class H 21,000 128,203
China Merchants Securities Co. Ltd., Class A 2,600 5,041
China Merchants Securities Co. Ltd., Class H
(a)
5,000 5,232
China Merchants Shekou Industrial Zone
Holdings Co. Ltd., Class A 8,200 19,507
China Minsheng Banking Corp. Ltd., Class A 19,500 10,953
China Minsheng Banking Corp. Ltd., Class H 34,000 12,957
China Molybdenum Co. Ltd., Class A 8,600 6,110
China Molybdenum Co. Ltd., Class H 18,000 9,154
China National Nuclear Power Co. Ltd., Class A 14,500 15,695
China Northern Rare Earth Group High-Tech Co.
Ltd., Class A 1,300 6,252
China Overseas Land & Investment Ltd. 18,500 57,649
China Pacific Insurance Group Co. Ltd., Class A 3,500 11,052
China Pacific Insurance Group Co. Ltd., Class H 12,800 28,647
China Petroleum & Chemical Corp., Class A 21,500 14,166
China Petroleum & Chemical Corp., Class H 140,000 69,410
China Railway Group Ltd., Class A 14,000 15,048
China Railway Group Ltd., Class H 21,000 14,747
China Resources Beer Holdings Co. Ltd. 8,000 47,412
China Resources Gas Group Ltd. 4,000 15,218
China Resources Land Ltd. 16,000 71,984
China Resources Mixc Lifestyle Services Ltd.
(a)
3,000 14,587

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
China – 30.6% (continued)
China Resources Power Holdings Co. Ltd. 8,000 15,253
China Shenhua Energy Co. Ltd., Class A 3,500 16,355
China Shenhua Energy Co. Ltd., Class H 18,500 59,653
China Southern Airlines Co. Ltd., Class A
(b)
7,500 7,401
China Southern Airlines Co. Ltd., Class H
(b)
12,000 6,775
China Tourism Group Duty Free Corp. Ltd., Class
A 900 24,866
China Vanke Co. Ltd., Class A 3,000 8,826
China Vanke Co. Ltd., Class H 10,400 24,707
China Yangtze Power Co. Ltd., Class A 11,700 40,356
China Zheshang Bank Co. Ltd., Class A 10,300 5,176
Chongqing Brewery Co., Class A
(b)
100 1,905
Chongqing Changan Automobile Co. Ltd., Class A 3,220 5,118
Chow Tai Fook Jewellery Group Ltd. 11,400 19,295
CITIC Ltd. 35,000 36,445
CITIC Pacific Special Steel Group Co. Ltd., Class A 1,300 3,560
CITIC Securities Co. Ltd., Class A 5,635 16,844
CITIC Securities Co. Ltd., Class H 11,000 24,422
CNPC Capital Co. Ltd., Class A 5,000 3,507
Cosco Shipping Holdings Co. Ltd., Class H
(b)
17,500 27,791
Country Garden Holdings Co. Ltd. 36,858 25,696
Country Garden Services Holdings Co. Ltd. 11,000 47,456
CSC Financial Co. Ltd., Class A 1,300 4,259
CSPC Pharmaceutical Group Ltd. 47,760 49,305
Ecovacs Robotics Co. Ltd., Class A 100 1,641
ENN Energy Holdings Ltd. 4,300 58,037
Flat Glass Group Co. Ltd., Class A 400 2,465
Flat Glass Group Co. Ltd., Class H 2,000 7,239
Focus Media Information Technology Co. Ltd.,
Class A 8,400 7,435
Foshan Haitian Flavouring & Food Co. Ltd., Class
A 2,002 24,777
Fosun International Ltd. 16,000 17,007
Founder Securities Co. Ltd., Class A 4,700 4,367
Foxconn Industrial Internet Co. Ltd., Class A 3,900 5,637
Fuyao Glass Industry Group Co. Ltd., Class A 300 1,619
Fuyao Glass Industry Group Co. Ltd., Class H
(a)
3,600 14,958
Ganfeng Lithium Co. Ltd., Class A 500 8,401
Ganfeng Lithium Co. Ltd., Class H
(a)
1,400 17,094
GDS Holdings Ltd., Class A
(b)
6,000 25,809
Geely Automobile Holdings Ltd. 30,000 47,565
GF Securities Co. Ltd., Class A 4,000 9,759
GF Securities Co. Ltd., Class H 7,000 8,850
Gigadevice Semiconductor Beijing, Inc., Class A 280 5,305
GoerTek , Inc., Class A 1,300 6,917
Gongniu Group Co. Ltd., Class A 100 2,177
Gotion High-tech Co. Ltd., Class A
(b)
300 1,221
Great Wall Motor Co. Ltd., Class A 600 2,261
Great Wall Motor Co. Ltd., Class H 18,500 26,644
Gree Electric Appliances Inc. of Zhuhai, Class A 2,900 13,741
Guangdong Haid Group Co. Ltd., Class A 600 5,618
Guangzhou Automobile Group Co. Ltd., Class A 800 1,487
Guangzhou Automobile Group Co. Ltd., Class H 18,000 15,531
Guangzhou Tinci Materials Technology Co. Ltd.,
Class A 300 3,412
Guosen Securities Co. Ltd., Class A 3,000 4,418
Guotai Junan Securities Co. Ltd., Class A 4,200 9,309
Guotai Junan Securities Co. Ltd., Class H
(a),(b)
2,000 2,600
Haidilao International Holding Ltd.
(a)
6,000 11,975
Haier Smart Home Co. Ltd., Class A 3,400 13,374
Haier Smart Home Co. Ltd., Class H 12,800 46,331
Haitong Securities Co. Ltd., Class A 6,600 9,068
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
China – 30.6% (continued)
Haitong Securities Co. Ltd., Class H 9,200 6,472
Hangzhou First Applied Material Co. Ltd., Class A 300 4,224
Hangzhou Silan Microelectronics Co. Ltd. 300 1,913
Hansoh Pharmaceutical Group Co. Ltd.
(a)
6,000 9,956
Henan Shuanghui Investment & Development
Co. Ltd., Class A 1,800 8,130
Hengli Petrochemical Co. Ltd., Class A 3,000 9,542
Hoshine Silicon Industry Co. Ltd., Class A 100 1,206
Huadong Medicine Co. Ltd., Class A 400 2,071
Huaneng Lancang River Hydropower, Inc., Class
A 3,300 3,076
Huaneng Power International, Inc., Class A 3,400 3,768
Huaneng Power International, Inc., Class H 20,000 10,171
Huatai Securities Co. Ltd., Class A 2,100 4,256
Huatai Securities Co. Ltd., Class H
(a)
8,200 11,392
Huaxia Bank Co. Ltd., Class A 6,700 5,543
Huayu Automotive Systems Co. Ltd., Class A 1,400 4,166
Huazhu Group Ltd. 8,100 26,841
Hundsun Technologies, Inc., Class A 560 3,237
Iflytek Co. Ltd., Class A 1,000 5,617
Industrial & Commercial Bank of China Ltd.,
Class A 34,100 24,745
Industrial & Commercial Bank of China Ltd.,
Class H 363,000 219,295
Industrial Bank Co. Ltd., Class A 9,500 29,537
Inner Mongolia BaoTou Steel Union Co. Ltd.,
Class A
(b)
14,600 4,167
Inner Mongolia Yili Industrial Group Co. Ltd.,
Class A 3,200 18,689
Innovent Biologics, Inc.
(a),(b)
6,000 19,232
JA Solar Technology Co. Ltd., Class A 600 7,417
JD Health International, Inc.
(a),(b)
5,850 37,690
JD Logistics, Inc.
(a),(b)
4,100 8,591
JD.com, Inc., Class A
(b)
11,466 388,136
Jiangsu Eastern Shenghong Co. Ltd., Class A 1,600 2,976
Jiangsu Hengli Hydraulic Co. Ltd., Class A 544 3,793
Jiangsu Hengrui Medicine Co. Ltd., Class A 2,340 10,473
Jiangsu King's Luck Brewery JSC Ltd., Class A 500 3,407
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd.,
Class A 700 16,903
Jiangxi Copper Co. Ltd., Class A 1,600 4,280
Jiangxi Copper Co. Ltd., Class H 4,000 6,383
JiuGui Liquor Co. Ltd., Class A 100 2,274
Kanzhun Ltd., ADR
(b)
253 5,953
KE Holdings, Inc., ADR
(b)
2,828 40,101
Kingdee International Software Group Co. Ltd.
(b)
14,000 29,120
Kuaishou Technology, Class B
(a),(b)
8,400 71,462
Kweichow Moutai Co. Ltd., Class A 600 166,544
LB Group Co. Ltd., Class A 1,200 3,334
Lenovo Group Ltd. 36,000 35,238
LI Auto, Inc., Class A
(b)
3,000 36,993
Li Ning Co. Ltd. 12,500 99,651
Longfor Group Holdings Ltd.
(a)
9,000 44,735
LONGi Green Energy Technology Co. Ltd., Class A 2,240 23,111
Lufax Holding Ltd., ADR 3,033 16,833
Luxshare Precision Industry Co. Ltd., Class A 3,100 14,533
Luzhou Laojiao Co. Ltd., Class A 700 22,394
Meituan , Class B
(a),(b)
21,900 480,083
Metallurgical Corp of China Ltd., Class A 1,700 901
Metallurgical Corp. of China Ltd., Class H 26,000 6,727
Midea Group Co. Ltd., Class A 2,900 25,135
Montage Technology Co. Ltd., Class A 400 3,525

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
China – 30.6% (continued)
Muyuan Foods Co. Ltd., Class A 2,520 19,982
NARI Technology Co. Ltd., Class A 3,000 14,574
National Silicon Industry Group Co. Ltd., Class
A
(b)
400 1,269
NAURA Technology Group Co. Ltd., Class A 200 7,257
Nayuki Holdings Ltd.
(b)
4,000 2,401
NetEase , Inc. 10,900 213,939
New China Life Insurance Co. Ltd., Class A 1,000 4,529
New China Life Insurance Co. Ltd., Class H 2,800 7,155
New Hope Liuhe Co. Ltd., Class A
(b)
2,100 4,473
Ningxia Baofeng Energy Group Co. Ltd., Class A 2,600 5,566
Nio , Inc., ADR
(b)(c)
7,010 117,067
Nongfu Spring Co. Ltd., Class H
(a)
9,400 50,318
Offcn Education Technology Co. Ltd., Class A
(b)
800 556
Oppein Home Group, Inc., Class A 200 3,537
Orient Securities Co. Ltd., Class A 1,792 2,492
Orient Securities Co. Ltd., Class H
(a)
2,800 1,709
People's Insurance Co. Group of China Ltd.
(The), Class H 32,000 10,278
PetroChina Co. Ltd., Class H 118,000 57,149
Pinduoduo , Inc., ADR
(b)
2,291 98,719
Ping An Bank Co. Ltd., Class A 7,600 17,676
Ping An Insurance Group Co. of China Ltd., Class
A 5,000 33,824
Ping An Insurance Group Co. of China Ltd., Class
H 31,000 203,081
Poly Developments and Holdings Group Co. Ltd.,
Class A 6,100 16,780
Postal Savings Bank of China Co. Ltd., Class A 14,800 12,155
Postal Savings Bank of China Co. Ltd., Class H
(a)
49,000 37,471
Power Construction Corp. of China Ltd., Class A 4,400 5,184
Rongsheng Petro Chemical Co. Ltd., Class A 4,500 9,373
SAIC Motor Corp. Ltd., Class A 4,600 11,139
Sany Heavy Industry Co. Ltd., Class A 4,300 10,771
Satellite Chemical Co. Ltd., Class A 400 2,189
SDIC Power Holdings Co. Ltd., Class A 1,300 1,910
Seazen Holdings Co. Ltd., Class A 1,500 6,312
SF Holding Co. Ltd., Class A 1,900 14,797
Shaanxi Coal Industry Co. Ltd., Class A 5,600 14,631
Shandong Gold Mining Co. Ltd., Class A 1,100 3,200
Shandong Gold Mining Co. Ltd., Class H
(a)
2,900 5,359
Shandong Hualu Hengsheng Chemical Co. Ltd.,
Class A 800 3,668
Shanghai Baosight Software Co. Ltd., Class A 300 2,167
Shanghai Baosight Software Co. Ltd., Class B 1,300 4,797
Shanghai Electric Group Co. Ltd., Class A 2,000 1,166
Shanghai Electric Group Co. Ltd., Class H 20,000 4,894
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class A 700 4,567
Shanghai Fosun Pharmaceutical Group Co. Ltd.,
Class H 3,000 12,962
Shanghai International Airport Co. Ltd., Class A
(b)
700 5,250
Shanghai International Port Group Co. Ltd., Class
A 7,700 6,932
Shanghai M&G Stationery, Inc., Class A 300 2,177
Shanghai Pudong Development Bank Co. Ltd.,
Class A 10,400 12,678
Shanghai Putailai New Energy Technology Co.
Ltd., Class A 200 3,605
Shanxi Xinghuacun Fen Wine Factory Co. Ltd.,
Class A 560 23,124
Shenwan Hongyuan Group Co. Ltd., Class A 16,300 10,121
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
China – 30.6% (continued)
Shenzhen Transsion Holdings Co. Ltd., Class A 292 3,750
Shenzhou International Group Holdings Ltd. 4,400 61,069
Silergy Corp. 400 36,844
Smoore International Holdings Ltd.
(a)
8,000 17,191
Sunac China Holdings Ltd. 13,000 7,588
Sunny Optical Technology Group Co. Ltd. 4,100 60,877
TBEA Co. Ltd., Class A 900 2,648
TCL Technology Group Corp., Class A 5,000 3,173
Tencent Holdings Ltd. 32,700 1,572,871
Tianjin Zhonghuan Semiconductor Co. Ltd.,
Class A 1,100 6,516
Tingyi Cayman Islands Holding Corp. 10,000 18,327
Tongwei Co. Ltd., Class A 1,900 11,855
Topchoice Medical Corp., Class A
(b)
100 1,949
Trip.com Group Ltd.
(b)
2,600 62,033
Tsingtao Brewery Co. Ltd., Class A 700 9,171
Tsingtao Brewery Co. Ltd., Class H 2,000 16,428
Unigroup Guoxin Microelectronics Co. Ltd., Class
A 200 5,556
Unisplendour Corp. Ltd., Class A 500 1,290
Wanhua Chemical Group Co. Ltd., Class A 1,300 15,364
Weichai Power Co. Ltd., Class A 2,800 4,757
Weichai Power Co. Ltd., Class H 10,000 14,147
Wharf Holdings Ltd. (The) 6,000 17,626
Will Semiconductor Ltd., Class A 300 6,854
Wingtech Technology Co. Ltd., Class A 600 5,992
Wuliangye Yibin Co. Ltd., Class A 1,800 44,305
Wuxi AppTec Co. Ltd., Class A 1,440 22,567
Wuxi AppTec Co. Ltd., Class H
(a)
1,800 25,006
Wuxi Shangji Automation Co., Ltd. 100 1,861
Xinjiang Goldwind Science & Technology Co.
Ltd., Class A 200 343
Xinjiang Goldwind Science & Technology Co.
Ltd., Class H 4,600 6,613
Xinyi Solar Holdings Ltd. 24,266 36,618
Xpeng , Inc., Class A
(b)
3,400 44,633
Yankuang Energy Group Co. Ltd., Class A 1,100 5,800
Yankuang Energy Group Co. Ltd., Class H 8,000 22,839
Yonyou Network Technology Co. Ltd., Class A 1,200 3,487
Yum China Holdings, Inc. 2,362 98,732
Yunnan Baiyao Group Co. Ltd., Class A 700 8,106
Yunnan Energy New Material Co. Ltd., Class A 400 12,324
Zai Lab, Ltd.
(b)
1,500 6,299
Zhangzhou Pientzehuang Pharmaceutical Co.
Ltd., Class A 300 13,943
Zhejiang Chint Electrics Co. Ltd., Class A 900 4,467
Zhejiang Dahua Technology Co. Ltd., Class A 1,100 2,792
Zhejiang Huayou Cobalt Co. Ltd., Class A 500 6,248
Zhejiang NHU Co. Ltd., Class A 900 3,658
Zhejiang Sanhua Intelligent Controls Co. Ltd.,
Class A 1,600 4,071
Zhejiang Yongtai Technology Co. Ltd., Class A
(b)
100 383
Zhongsheng Group Holdings Ltd. 3,000 19,997
Zhongtai Securities Co. Ltd., Class A 3,000 3,297
Zhuzhou Crrc Times Electric Co. Ltd., Class H 3,100 12,386
Zijin Mining Group Co. Ltd., Class A 6,400 10,756
Zijin Mining Group Co. Ltd., Class H 34,000 50,700
Zoomlion Heavy Industry Science and
Technology Co. Ltd., Class H 13,600 8,060
ZTE Corp., Class A 1,200 4,396
ZTE Corp., Class H 4,200 8,929

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
China – 30.6% (continued)
ZTO Express Cayman, Inc. 2,800 78,224
10,138,325
Colombia – 0.1%
Banco de Bogota SA 506 6,420
Bancolombia SA 1,694 16,531
Ecopetrol SA 23,884 19,249
42,200
Czech Republic – 0.1%
CEZ AS 870 37,341
Egypt – 0.1%
Commercial International Bank Egypt SAE 9,771 23,675
Greece – 0.1%
Hellenic Telecommunications Organization SA 1,231 23,895
Hong Kong – 0.2%
Orient Overseas International Ltd. 1,000 28,116
Sino Biopharmaceutical Ltd. 53,500 28,297
Xinyi Glass Holdings Ltd. 11,000 24,759
81,172
Hungary – 0.1%
OTP Bank NYRT
(b)
1,192 35,906
India – 15.5%
Adani Enterprises Ltd. 1,408 42,953
Adani Green Energy Ltd.
(b)
2,083 78,554
Adani Ports & Special Economic Zone Ltd. 4,116 46,112
Adani Total Gas Ltd. 1,393 44,663
Adani Transmission Ltd.
(b)
1,425 52,000
Ambuja Cements Ltd. 4,343 21,146
Apollo Hospitals Enterprise Ltd. 506 29,485
Asian Paints Ltd. 2,519 106,675
Avenue Supermarts Ltd., Class A
(a),(b)
800 41,278
Axis Bank Ltd.
(b)
12,125 115,568
Bajaj Auto Ltd. 292 14,246
Bajaj Finance Ltd. 1,472 128,474
Bajaj Finserv Ltd. 219 42,719
Berger Paints India Ltd. 1,161 10,904
Bharat Petroleum Corp. Ltd. 4,555 21,606
Bharti Airtel Ltd.
(b)
13,252 128,112
Britannia Industries Ltd. 630 27,026
Cipla Ltd. 2,774 35,607
Coal India Ltd. 9,488 22,695
Dabur India Ltd. 2,685 19,554
Divi's Laboratories Ltd. 725 42,730
DLF Ltd. 3,038 14,778
Dr. Reddy's Laboratories Ltd. 607 32,810
Eicher Motors Ltd. 666 22,917
Gail India Ltd. 7,806 16,252
Godrej Consumer Products Ltd.
(b)
1,770 18,116
Godrej Properties Ltd.
(b)
559 11,506
Grasim Industries Ltd. 2,389 52,888
Havells India Ltd. 1,173 20,129
HCL Technologies Ltd. 6,072 85,727
HDFC Asset Management Co. Ltd.
(a)
188 5,021
HDFC Life Insurance Co. Ltd.
(a)
4,390 33,447
Hero Motocorp Ltd. 543 17,806
Hindalco Industries Ltd. 8,483 53,561
Hindustan Unilever Ltd. 4,827 141,121
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
India – 15.5% (continued)
Housing Development Finance Corp. Ltd. 9,839 286,987
ICICI Bank Ltd. 28,235 274,547
ICICI Lombard General Insurance Co. Ltd.
(a)
826 13,833
ICICI Prudential Life Insurance Co. Ltd.
(a)
1,312 9,024
Indian Oil Corp. Ltd. 15,706 25,888
Indian Railway Catering & Tourism Corp. Ltd. 1,209 11,798
Indus Towers Ltd.
(b)
4,351 11,896
Indusind Bank Ltd. 3,104 39,735
INFO Edge India Ltd. 358 21,783
Infosys Ltd. 19,986 409,838
Interglobe Aviation Ltd.
(a),(b)
589 14,317
ITC Ltd. 17,072 57,966
JSW Steel Ltd. 5,904 56,161
Kotak Mahindra Bank Ltd. 5,777 135,333
Larsen & Toubro Infotech Ltd.
(a)
275 17,408
Larsen & Toubro Ltd. 3,817 84,604
Mahindra & Mahindra Ltd. 4,923 59,385
Marico Ltd. 2,389 16,304
Maruti Suzuki India Ltd. 712 71,885
Mindtree Ltd. 270 12,547
Motherson Sumi Systems Ltd. 3,118 5,613
Nestle India Ltd. 191 45,800
NTPC Ltd. 28,588 58,416
Oil & Natural Gas Corp. Ltd. 19,048 39,981
Pidilite Industries Ltd. 752 23,843
Piramal Enterprises Ltd. 641 18,113
Power Grid Corp. of India Ltd. 19,125 56,980
Reliance Industries Ltd. 18,582 678,267
SBI Cards & Payment Services Ltd. 1,333 14,488
SBI Life Insurance Co. Ltd.
(a)
2,155 31,165
Shree Cement Ltd. 55 18,650
Siemens Ltd. 399 11,856
SRF Ltd. 658 21,629
State Bank of India 9,697 62,957
Sun Pharmaceutical Industries Ltd. 6,218 75,539
Tata Consultancy Services Ltd. 5,582 258,988
Tata Consumer Products Ltd. 2,899 31,240
Tata Motors Ltd.
(b)
10,325 59,106
Tata Motors Ltd., Class A
(b)
1,903 5,408
Tata Power Co. Ltd. (The) 8,315 26,362
Tata Steel Ltd. 4,140 68,838
Tech Mahindra Ltd. 3,525 58,056
Titan Co. Ltd. 2,368 76,149
Ultratech Cement Ltd. 640 55,511
United Spirits Ltd.
(b)
1,457 16,446
Vedanta Ltd. 7,250 38,729
Wipro Ltd. 8,043 53,534
Zomato Ltd.
(b)
5,559 5,218
5,146,307
Indonesia – 2.1%
Astra International Tbk PT 113,100 59,097
Bank Central Asia Tbk PT 311,800 174,752
Bank Jago Tbk PT
(b)
17,900 14,385
Bank Mandiri ( Persero ) Tbk PT 105,400 65,071
Bank Negara Indonesia ( Persero ) Tbk PT 43,000 27,363
Bank Rakyat Indonesia ( Persero ) Tbk PT 341,500 114,721
Barito Pacific Tbk PT 153,200 8,982
Bayan Resources Tbk PT 3,400 9,968
Bukalapak.com Tbk PT
(b)
250,600 6,603
Chandra Asri Petrochemical Tbk PT 16,700 11,577
Charoen Pokphand Indonesia Tbk PT 42,800 15,204

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
Indonesia – 2.1% (continued)
Elang Mahkota Teknologi Tbk PT
(b)
105,000 21,656
Gudang Garam Tbk PT 2,700 5,718
Indofood CBP Sukses Makmur Tbk PT 5,900 3,103
Kalbe Farma Tbk PT 98,800 11,177
Merdeka Copper Gold Tbk PT
(b)
59,100 21,606
Telekomunikasi Indonesia ( Persero ) Tbk PT 263,700 84,038
Tower Bersama Infrastructure Tbk PT 38,900 8,077
Unilever Indonesia Tbk PT 25,800 6,923
United Tractors Tbk PT 6,400 13,365
683,386
Kuwait – 0.9%
Agility Public Warehousing Co. KSC 7,201 29,373
Boubyan Bank KSCP 5,512 17,645
Kuwait Finance House Kscp 29,932 96,208
Mobile Telecommunications Co. KSCP 10,055 22,344
National Bank of Kuwait SAKP 40,558 139,230
304,800
Malaysia – 1.8%
Axiata Group BHD 22,100 17,818
CIMB Group Holdings BHD 38,229 45,662
Digi.com BHD 14,600 12,811
Genting BHD 8,800 9,359
Hap Seng Consolidated BHD 2,300 3,946
Hartalega Holdings BHD 8,400 8,490
Hong Leong Bank BHD 4,100 19,758
Hong Leong Financial Group BHD 700 3,119
IHH Healthcare BHD 18,600 28,241
IOI Corp. BHD 21,900 23,492
Kuala Lumpur Kepong BHD 3,200 21,654
Malayan Banking BHD 39,499 82,291
Maxis BHD 9,100 7,943
MISC BHD 6,500 11,661
Mr DIY Group M BHD
(a)
6,500 5,241
Nestle Malaysia BHD 500 15,298
Petronas Chemicals Group BHD 15,100 35,448
Petronas Dagangan BHD 1,600 7,990
Petronas Gas BHD 5,200 20,282
PPB Group BHD 4,000 15,785
Press Metal Aluminium Holdings BHD 19,900 27,381
Public Bank BHD 82,700 89,092
RHB Bank BHD 11,939 17,140
Sime Darby Plantation BHD 11,800 14,203
Telekom Malaysia BHD 6,000 6,877
Tenaga Nasional BHD 16,200 33,639
Top Glove Corp. BHD 26,100 10,072
594,693
Mexico – 1.7%
America Movil SAB de CV, Series L 130,300 127,053
Arca Continental SAB de CV 1,500 9,531
Becle SAB de CV 1,400 3,489
Cemex SAB de CV
(b)
78,600 34,701
Fomento Economico Mexicano SAB de CV 10,200 76,283
Grupo Bimbo SAB de CV, Series A 6,700 20,627
Grupo Carso SAB de CV, Series A 1,100 3,585
Grupo Elektra SAB de CV
(b)
295 17,461
Grupo Financiero Banorte SAB de CV, Class O 13,300 87,652
Grupo Mexico SAB de CV, Series B 17,900 83,841
Wal-Mart de Mexico SAB de CV 27,800 98,526
562,749
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
Peru – 0.1%
Credicorp Ltd. 341 47,362
Philippines – 0.8%
AC Energy Corp. 41,100 5,684
Ayala Corp. 1,590 22,462
Ayala Land, Inc. 27,700 17,006
Bank of The Philippine Islands 9,940 18,069
BDO Unibank , Inc. 8,060 20,071
Emperador , Inc. 4,500 1,681
Globe Telecom, Inc. 160 6,957
International Container Terminal Services, Inc. 4,390 18,130
JG Summit Holdings, Inc. 19,162 20,445
Manila Electric Co. 1,740 11,746
Monde Nissin Corp.
(a),(b)
27,100 6,738
PLDT, Inc. 440 15,727
San Miguel Corp. 2,550 5,192
San Miguel Food and Beverage, Inc. 2,790 3,314
SM Investments Corp. 2,945 48,035
SM Prime Holdings, Inc. 60,900 40,829
Universal Robina Corp. 3,680 7,225
269,311
Qatar – 0.9%
Industries Qatar QSC 11,717 60,520
Masraf Al Rayan QSC 20,421 30,224
Mesaieed Petrochemical Holding Co. 20,227 14,385
Qatar Islamic Bank SAQ 5,551 37,329
Qatar National Bank QPSC 25,048 159,914
302,372
Russia – 0.0%
Alrosa PJSC
(d)
11,270 0
Gazprom PJSC
(d)
67,050 0
LUKOIL PJSC
(d)
2,071 0
Magnitogorsk Iron & Steel Works PJSC
(d)
5,210 0
MMC Norilsk Nickel PJSC
(d)
341 0
Novatek PJSC
(d)
5,535 0
Novolipetsk Steel PJSC
(d)
6,530 0
Phosagro PJSC
(d)
229 0
Pik Group PJSC
(d)
401 0
Polyus PJSC
(d)
181 0
Rosneft Oil Co. PJSC
(d)
13,131 0
Sberbank of Russia PJSC
(d)
59,440 0
Severstal PAO PJSC
(d)
859 0
Surgutneftegas PJSC
(d)
45,300 0
Tatneft PJSC
(d)
7,934 0
United Co. RUSAL International PJSC, Class A
(b),(d)
10,710 0
VTB Bank PJSC
(b),(d)
21,230,000 0
0
Saudi Arabia – 4.0%
Al Rajhi Bank 6,839 322,003
Almarai Co. JSC 1,054 14,612
Banque Saudi Fransi 3,115 45,012
Dr Sulaiman Al Habib Medical Services Group
Co. 375 19,996
Riyad Bank 7,349 79,940
Sabic Agri -Nutrients Co. 1,109 48,076
Saudi Arabian Mining Co.
(b)
2,258 83,077
Saudi Arabian Oil Co.
(a)
10,469 125,322
Saudi Basic Industries Corp. 4,886 170,648
Saudi British Bank (The) 1,980 23,676
Saudi Electricity Co. 3,718 26,813
Saudi National Bank (The) 11,588 244,068

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
Saudi Arabia – 4.0% (continued)
Saudi Telecom Co. 3,500 108,244
Yanbu National Petrochemical Co. 1,363 22,203
1,333,690
South Africa – 3.2%
ABSA Group Ltd. 3,676 39,939
Anglo American Platinum Ltd. 342 37,942
Aspen Pharmacare Holdings Ltd. 1,847 19,868
Bid Corp. Ltd. 1,930 40,330
Capitec Bank Holdings Ltd. 503 70,703
Discovery Ltd.
(b)
1,804 17,367
Firstrand Ltd. 29,247 126,650
Gold Fields Ltd. 5,052 69,521
Impala Platinum Holdings Ltd. 4,497 58,631
Kumba Iron Ore Ltd. 335 11,310
MTN Group Ltd. 9,936 105,973
Naspers Ltd., Class N 1,198 121,779
Pepkor Holdings Ltd.
(a)
4,944 6,696
Sanlam Ltd. 9,810 40,831
Sasol Ltd.
(b)
3,219 79,940
Shoprite Holdings Ltd. 2,655 38,444
Sibanye Stillwater Ltd. 13,466 47,500
Standard Bank Group Ltd. 7,048 74,864
Vodacom Group Ltd. 3,980 38,244
1,046,532
South Korea – 12.8%
Amorepacific Corp. 149 21,472
Celltrion Healthcare Co. Ltd. 490 25,046
Celltrion , Inc. 558 78,191
CJ Cheiljedang Corp. 44 13,943
D&D Platform REIT Co. Ltd.
(e)
200 861
Doosan Heavy Industries & Construction Co.
Ltd.
(b)
1,569 25,734
Ecopro Bm Co. Ltd. 53 20,103
F&F Co. Ltd. / New 65 7,297
Hana Financial Group, Inc. 1,730 64,737
Hanon Systems 946 8,586
Hanwha Solutions Corp.
(b)
586 14,930
HMM Co. Ltd. 1,811 40,949
HYBE Co. Ltd.
(b)
99 19,824
Hyundai Glovis Co. Ltd. 119 19,802
Hyundai Heavy Industries Co. Ltd.
(b)
100 11,147
Hyundai Mobis Co. Ltd. 353 58,318
Hyundai Motor Co. 797 118,027
Hyundai Steel Co. 372 12,884
Industrial Bank of Korea 1,737 15,558
Kakao Corp. 1,710 122,396
Kakaobank Corp.
(b)
264 8,902
KB Financial Group, Inc. 2,195 102,235
KIA Corp. 1,526 101,814
Korea Electric Power Corp.
(b)
1,252 23,026
Korea Shipbuilding & Offshore Engineering Co.
Ltd.
(b)
251 18,345
Korea Zinc Co. Ltd. 62 28,433
Korean Air Lines Co. Ltd.
(b)
746 17,908
Krafton , Inc.
(b)
19 3,812
KT Corp. 568 16,190
KT&G Corp. 561 36,894
Kumho Petrochemical Co. Ltd. 89 10,948
L&F Co. Ltd.
(b)
112 19,555
LG Chem Ltd. 259 107,023
LG Corp. 629 36,708
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
South Korea – 12.8% (continued)
LG Display Co. Ltd. 1,322 17,630
LG Electronics, Inc. 572 53,056
LG Energy Solution
(b)
200 66,401
LG Household & Health Care Ltd. 41 29,673
LG Uplus Corp. 934 10,411
Lotte Chemical Corp. 81 12,672
Mirae Asset Securities Co. Ltd. 2,374 15,216
NAVER Corp. 823 187,730
NCSoft Corp. 86 28,861
Netmarble Corp.
(a)
132 10,047
Pearl Abyss Corp.
(b)
190 10,317
POSCO 412 94,799
POSCO Chemical Co. Ltd. 143 15,484
Samsung Biologics Co. Ltd.
(a),(b)
89 59,381
Samsung C&T Corp. 540 49,658
Samsung Electro-Mechanics Co. Ltd. 333 44,011
Samsung Electronics Co. Ltd. 27,726 1,487,844
Samsung Fire & Marine Insurance Co. Ltd. 181 30,263
Samsung Life Insurance Co. Ltd. 480 24,879
Samsung SDI Co. Ltd. 301 146,426
Samsung SDS Co. Ltd. 200 23,647
Shinhan Financial Group Co. Ltd. 2,787 93,529
SK Biopharmaceuticals Co. Ltd.
(b)
139 10,159
SK Bioscience Co. Ltd.
(b)
108 11,651
SK Holdings Co. Ltd. 190 40,541
SK Hynix, Inc. 2,926 262,082
SK Ie Technology Co. Ltd.
(a),(b)
97 9,808
SK Innovation Co. Ltd.
(b)
323 52,719
SK Square Co. Ltd.
(b)
393 16,490
SK Telecom Co. Ltd. 461 20,921
SKC Co. Ltd. 87 10,494
S-Oil Corp. 182 14,998
Wemade Co. Ltd. 91 5,622
Woori Financial Group, Inc. 2,840 33,352
4,232,370
Taiwan – 14.5%
Advantech Co. Ltd. 2,299 28,820
ASE Technology Holding Co. Ltd. 18,000 58,381
Asustek Computer, Inc. 4,000 48,447
AU Optronics Corp. 44,000 25,601
Cathay Financial Holding Co. Ltd. 48,000 101,779
Chailease Holding Co. Ltd. 7,644 61,332
Chang Hwa Commercial Bank Ltd. 25,926 16,272
China Development Financial Holding Corp. 81,000 49,327
China Steel Corp. 73,000 89,406
Chunghwa Telecom Co. Ltd. 20,000 88,887
CTBC Financial Holding Co. Ltd. 110,000 109,158
Delta Electronics, Inc. 11,000 93,298
E.Sun Financial Holding Co. Ltd. 69,205 79,476
Ememory Technology, Inc. 248 10,812
Evergreen Marine Corp. Taiwan Ltd. 14,000 68,871
Far Eastern New Century Corp. 19,000 19,370
Far Eastone Telecommunications Co. Ltd. 7,000 19,664
Feng Tay Enterprise Co. Ltd. 2,600 16,892
First Financial Holding Co. Ltd. 56,529 53,316
Formosa Chemicals & Fibre Corp. 23,000 62,347
Formosa Petrochemical Corp. 8,000 24,861
Formosa Plastics Corp. 25,000 89,481
Fubon Financial Holding Co. Ltd. 44,801 113,084
Globalwafers Co. Ltd. 1,000 17,642
Hon Hai Precision Industry Co. Ltd. 69,000 238,775

BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
Taiwan – 14.5% (continued)
Hotai Motor Co. Ltd. 2,000 39,355
Hua Nan Financial Holdings Co. Ltd. 48,589 39,151
Innolux Corp. 51,000 23,618
Largan Precision Co. Ltd. 152 8,715
MediaTek , Inc. 9,000 253,431
Mega Financial Holding Co. Ltd. 60,000 84,680
Momo.Com, Inc. 222 5,958
Nan Ya Plastics Corp. 29,000 85,301
Nan Ya Printed Circuit Board Corp. 1,000 13,706
Nanya Technology Corp. 6,000 13,353
Novatek Microelectronics Corp. 3,000 40,559
Pegatron Corp. 10,000 23,850
President Chain Store Corp. 3,000 27,837
Quanta Computer, Inc. 16,000 45,489
Realtek Semiconductor Corp. 3,000 41,475
Shanghai Commercial & Savings Bank Ltd. (The) 21,000 34,910
Taishin Financial Holding Co. Ltd. 62,036 40,830
Taiwan Cement Corp. 26,200 40,799
Taiwan Cooperative Financial Holding Co. Ltd. 56,934 55,050
Taiwan High Speed Rail Corp. 8,000 7,600
Taiwan Mobile Co. Ltd. 8,000 29,448
Taiwan Semiconductor Manufacturing Co. Ltd. 102,000 1,861,750
Unimicron Technology Corp. 6,000 43,358
Uni -President Enterprises Corp. 25,000 58,014
United Microelectronics Corp. 63,000 102,166
Vanguard International Semiconductor Corp. 5,000 17,896
Wan HAI Lines Ltd. 6,600 32,692
Wiwynn Corp. 369 12,769
Yageo Corp. 2,000 27,447
Yang Ming Marine Transport Corp.
(b)
9,000 38,473
Yuanta Financial Holding Co. Ltd. 68,640 60,896
4,795,875
Tanzania – 0.1%
AngloGold Ashanti Ltd. 2,217 46,135
Thailand – 1.7%
Advanced INFO Service PCL, NVDR 5,500 34,525
Airports of Thailand PCL, NVDR
(b)
23,500 45,799
Bangkok Bank PCL, NVDR 4,100 15,622
Bangkok Dusit Medical Services PCL, NVDR 22,600 16,991
Bank of Ayudhya PCL, NVDR 11,100 11,100
Central Pattana PCL, NVDR 5,000 8,832
Central Retail Corp. PCL, NVDR 18,600 21,451
Charoen Pokphand Foods PCL, NVDR 10,700 7,529
CP ALL PCL, NVDR 20,000 37,956
Delta Electronics Thailand PCL, NVDR 2,400 25,436
Energy Absolute PCL, NVDR 9,900 25,581
Global Power Synergy PCL, NVDR 3,000 5,825
Gulf Energy Development PCL, NVDR 26,220 37,320
Home Product Center PCL, NVDR 27,100 11,869
Indorama Ventures PCL, NVDR 12,800 16,911
Intouch Holdings PCL, NVDR 8,100 16,555
Kasikornbank PCL, NVDR 5,700 25,463
Krung Thai Bank PCL, NVDR 19,300 8,565
Krungthai Card PCL, NVDR 4,700 7,925
Minor International PCL, NVDR
(b)
11,300 11,547
PTT Exploration & Production PCL, NVDR 6,500 28,657
PTT Global Chemical PCL, NVDR 8,700 12,701
PTT Oil & Retail Business PCL, NVDR 18,500 13,504
PTT PCL, NVDR 46,400 50,803
SCB X PCL, NVDR 10,000 33,577
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 97.2% (continued)
Thailand – 1.7% (continued)
SCG Packaging PCL, NVDR 5,000 8,066
Siam Cement PCL (The), NVDR 1,600 17,285
557,395
Turkey – 0.1%
Enka Insaat ve Sanayi AS 7,318 7,818
Eregli Demir ve Celik Fabrikalari TAS 7,586 17,137
Ford Otomotiv Sanayi AS 313 6,298
KOC Holding AS 5,760 15,586
46,839
United Arab Emirates – 1.8%
Abu Dhabi Commercial Bank PJSC 14,062 38,974
Abu Dhabi National Oil Co. for Distribution PJSC 11,946 13,432
Emirates NBD Bank PJSC 12,457 51,720
Emirates Telecommunications Group Co. PJSC 18,241 173,816
First Abu Dhabi Bank PJSC 25,311 154,634
International Holdings Co. PJSC
(b)
2,532 150,484
583,060
United States – 0.1%
JBS SA 4,263 32,625
Total Common Stocks (cost $28,575,852) 32,219,417
Principal
Amount ($)
Corporate Bonds – 0.0%
India – 0.0%
Britannia Industries Ltd., Series N3, 5.50%,
6/03/2024 19,575 255
Total Corporate Bonds (cost $269) 255
Shares
Preferred Stocks – 2.5%
Brazil – 1.4%
Banco Bradesco SA, 1.50% 30,276 110,474
Braskem SA, Class A, 5.02% 929 7,564
Centrais Eletricas Brasileiras SA, Class B, 6.68% 1,473 11,966
Gerdau SA, 2.92% 5,963 33,992
Itau Unibanco Holding SA, 2.71% 25,213 121,885
Itausa - Investimentos Itau SA, 5.79% 25,093 46,769
Petroleo Brasileiro SA, 3.16% 23,882 147,038
479,688
Chile – 0.2%
Sociedad Quimica y Minera de Chile SA, Class B,
2.73% 780 57,879
Colombia – 0.1%
Bancolombia SA, 8.18% 2,226 21,488
Grupo Aval Acciones y Valores SA, 5.96% 10,946 2,339
23,827
Russia – 0.0%
Sberbank of Russia PJSC, 14.35%
(d)
4,890 0
Surgutneftegas PJSC, 10.85%
(d)
37,000 0
Tatneft PJSC, Series 3, 10.87%
(d)
266 0
0
South Korea – 0.8%
Amorepacific Corp., 1.40% 12 725
Hyundai Motor Co., 5.39% 160 12,115
Hyundai Motor Co., 5.60% 35 2,516
Hyundai Motor Co., 5.39% 161 12,101
Kumho Petrochemical Co. Ltd., 10.61% 10 759
LG Chem Ltd., 4.73% 40 7,962
LG Electronics, Inc., 1.54% 102 4,734
LG Household & Health Care Ltd., 2.44% 5 1,978

STATEMENT OF INVESTMENTS
(continued)
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities were valued at $1,400,600 or 4.23% of net assets.
(b)
Non-income producing security.
(c)
Security, or portion thereof, on loan. At April 30, 2022, the value of the fund’s securities on loan was $160,195 and the value of the collateral was $167,355, consisting of cash collateral of $46,536 and U.S. Government & Agency securities valued at $120,819. In addition, the value of collateral may include pending sales that are also on loan.
(d)
The fund held Level 3 securities at April 30, 2022. These securities were valued at $0 or 0.00% of net assets.
(e)
Investment in a real estate investment trust.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:
BNY Mellon Emerging Markets Equity ETF (continued)
Description Shares Value ($)
Preferred Stocks – 2.5% (continued)
South Korea – 0.8% (continued)
Samsung Electro-Mechanics Co. Ltd., 2.32% 16 1,187
Samsung Electronics Co. Ltd., 2.40% 4,564 215,482
Samsung Fire & Marine Insurance Co. Ltd.,
7.43% 21 2,717
Samsung SDI Co. Ltd., 0.34% 6 1,455
263,731
Total Preferred Stocks (cost $620,219) 825,125
Rights – 0.0%
China – 0.0%
Orient Securities Co. Ltd., Rights expiring
5/25/2022
(b)
784 0
Total Rights (cost $0) 0
Investment Companies – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(f)(g)
(cost $26,961) 26,961 26,961
Investment of Cash Collateral for Securities Loaned – 0.1%
Registered Investment Companies – 0.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(f)(g)
(cost $46,536) 46,536 46,536
Total Investments (cost $29,269,837) 99.9% 33,118,294
Cash and Receivables (Net) 0.1% 22,432
Net Assets 100.0% 33,140,726
ADR—American Depositary Receipt
NVDR—Non-Voting Depositary Receipt
REIT—Real Estate Investment Trust
Description
Value
10/31/21 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/22 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 14,285 415,794 (403,118) — — 26,961 0.1 8
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 151,079 242,895 (347,438) — — 46,536 0.1 57
2
Total 165,364 658,689 (750,556) — — 73,497 0.2 65
1
Includes reinvested dividends/distributions.

(g)
The rate shown is the 1-day yield as of April 30, 2022.
See Notes to Financial Statements
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Financials 23.5
Information Technology 19.8
Consumer Discretionary 12.8
Communication Services 11.4
Materials 8.9
Consumer Staples 6.5
Energy 5.6
Industrials 4.7
Health Care 2.5
Utilities 2.4
Real Estate 1.6
Registered Investment Companies 0.2
99.9
†
Based on net assets.
Futures
Description
Number of
Contracts Expiration
Notional
Value ($)
Market
Value ($)
Unrealized
Appreciation
(Depreciation) ($)
Futures Long
MSCI Emerging Markets Index 3 6/17/2022 160,629 158,610 (2,019)

STATEMENT OF INVESTMENTS
April 30, 2022 (Unaudited)
BNY Mellon Core Bond ETF
Description
Principal
Amount ($) Value ($)
Asset-Backed Securities – 0.2%
Capital One Multi-Asset Execution Trust
Series 2022-A1, Class A1, 2.80%, 3/15/2027 40,000 39,559
Series 2019-A3, Class A3, 2.06%, 8/15/2028 40,000 37,793
CarMax Auto Owner Trust, Series 2021-4, Class
A4, 0.82%, 4/15/2027 140,000 130,235
Ford Credit Auto Lease Trust, Series 2021-B,
Class A3, 0.37%, 10/15/2024 60,000 58,205
Mercedes-Benz Auto Lease Trust, Series 2021-A,
Class A4, 0.32%, 10/15/2026 35,000 33,972
Synchrony Credit Card Master Note Trust, Series
2018-2, Class A, 3.47%, 5/15/2026 125,000 125,952
Toyota Auto Receivables Owner Trust, Series
2020-D, Class A4, 0.47%, 1/15/2026 90,000 86,112
Volkswagen Auto Loan Enhanced Trust, Series
2021-1, Class A4, 1.26%, 10/20/2028 100,000 94,045
World Omni Select Auto Trust, Series 2021-A,
Class A3, 0.53%, 3/15/2027 125,000 121,139
Total Asset-Backed Securities (cost
$743,903) 727,012
Commercial Mortgage-Backed Securities – 1.1%
Bank Trust
Series 2019-BN16, Class A4, 4.01%,
2/15/2052 85,000 85,075
Series 2019-BN21, Class A5, 2.85%,
10/17/2052 50,000 46,448
Series 2021-BN31, Class A4, 2.04%,
2/15/2054 375,000 322,323
Series 2017-BNK6, Class A4, 3.25%,
7/15/2060 50,000 48,727
Series 2019-BN18, Class A4, 3.58%,
5/15/2062 45,000 43,899
Barclays Commercial Mortgage Trust, Series
2019-C4, Class A5, 2.92%, 8/15/2052 25,000 23,271
BBCMS Mortgage Trust
Series 2020-C6, Class A4, 2.64%, 2/15/2053 60,000 54,727
Series 2021-C9, Class A5, 2.30%, 2/15/2054 50,000 43,905
Benchmark Mortgage Trust
Series 2020-IG1, Class AS, 2.91%, 9/15/2043 50,000 45,020
Series 2018-B3, Class A3, 3.75%, 4/10/2051 175,000 174,782
Series 2021-B27, Class A5, 2.39%, 7/15/2054 120,000 105,433
Citigroup Commercial Mortgage Trust, Series
2015-GC35, Class A4, 3.82%, 11/10/2048 100,000 99,661
COMM Mortgage Trust
Series 2014-UBS6, Class AM, 4.05%,
12/10/2047 125,000 124,542
Series 2015-CR26, Class A3, 3.36%,
10/10/2048 94,255 93,016
Series 2015-LC23, Class A4, 3.77%,
10/10/2048 50,000 49,788
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.71%, 11/15/2048 108,000 105,784
Series 2018-CX11, Class A4, 3.77%,
4/15/2051 50,000 49,475
GS Mortgage Securities Trust
Series 2017-GS8, Class A3, 3.21%,
11/10/2050 80,000 77,188
Series 2017-GS8, Class A4, 3.47%,
11/10/2050 25,000 24,379
JPMBB Commercial Mortgage Securities
Trust, Series 2014-C24, Class A4A1, 3.37%,
11/15/2047 100,000 98,777
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Commercial Mortgage-Backed Securities – 1.1% (continued)
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2014-C17, Class A5, 3.74%, 8/15/2047 35,000 34,946
Series 2016-C29, Class A4, 3.33%, 5/15/2049 150,000 147,020
Morgan Stanley Capital I Trust
Series 2016-UBS9, Class A4, 3.59%,
3/15/2049 50,000 49,508
Series 2020-L4, Class A3, 2.70%, 2/15/2053 100,000 91,058
UBS Commercial Mortgage Trust
Series 2018-C8, Class A3, 3.72%, 2/15/2051 30,000 29,596
Series 2019-C16, Class A4, 3.60%, 4/15/2052 75,000 73,159
Wells Fargo Commercial Mortgage Trust
Series 2015-C28, Class A4, 3.54%, 5/15/2048 60,000 59,634
Series 2016-C34, Class AS, 3.48%, 6/15/2049 100,000 95,563
Series 2017-C41, Class A3, 3.21%,
11/15/2050 500,000 483,418
Series 2017-C41, Class A4, 3.47%,
11/15/2050 10,000 9,737
Series 2019-C50, Class A5, 3.73%, 5/15/2052 150,000 147,277
Series 2020-C55, Class A5, 2.73%, 2/15/2053 100,000 91,427
Series 2016-NXS5, Class A5, 3.37%,
1/15/2059 50,000 49,106
WFRBS Commercial Mortgage Trust
Series 2014-C24, Class A5, 3.61%,
11/15/2047 30,000 29,792
Series 2014-C22, Class A5, 3.75%, 9/15/2057 10,000 9,978
Total Commercial Mortgage-Backed
Securities (cost $3,428,489) 3,117,439
Corporate Bonds – 24.4%
Basic Materials – 0.7%
Air Products & Chemicals, Inc.
2.05%, 5/15/2030 31,000 27,195
2.70%, 5/15/2040 50,000 40,425
2.80%, 5/15/2050 10,000 7,778
BHP Billiton Finance USA Ltd., 4.13%,
2/24/2042 35,000 33,953
Celulosa Arauco y Constitucion SA, 4.50%,
8/01/2024 75,000 75,740
Dow Chemical Co. (The), 4.38%, 11/15/2042 20,000 18,812
DuPont de Nemours, Inc.
4.49%, 11/15/2025 15,000 15,293
5.42%, 11/15/2048 150,000 159,978
Eastman Chemical Co., 4.65%, 10/15/2044 50,000 47,735
Ecolab, Inc.
4.80%, 3/24/2030 35,000 36,977
1.30%, 1/30/2031
(a)
20,000 16,220
2.13%, 8/15/2050
(a)
10,000 6,761
2.75%, 8/18/2055 10,000 7,374
EI du Pont de Nemours and Co., 1.70%,
7/15/2025 130,000 122,700
Fibria Overseas Finance Ltd., 5.50%, 1/17/2027 50,000 51,260
FMC Corp.
3.45%, 10/01/2029 50,000 46,704
4.50%, 10/01/2049 25,000 23,419
Freeport-McMoRan, Inc.
4.25%, 3/01/2030 50,000 47,085
5.45%, 3/15/2043 20,000 19,931
Georgia-Pacific LLC, 8.00%, 1/15/2024 70,000 75,560
Huntsman International LLC
4.50%, 5/01/2029 10,000 9,814

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Basic Materials – 0.7% (continued)
2.95%, 6/15/2031 50,000 43,321
International Flavors & Fragrances, Inc., 5.00%,
9/26/2048 20,000 19,561
International Paper Co., 4.80%, 6/15/2044 138,000 135,184
Kinross Gold Corp., 5.95%, 3/15/2024 12,000 12,427
LYB International Finance III LLC
3.38%, 10/01/2040 20,000 16,223
3.80%, 10/01/2060 10,000 7,720
LyondellBasell Industries NV, 4.63%, 2/26/2055 10,000 9,082
Mosaic Co. (The)
4.25%, 11/15/2023 10,000 10,118
4.88%, 11/15/2041 10,000 9,653
Newmarket Corp., 2.70%, 3/18/2031 25,000 21,407
Newmont Corp., 4.88%, 3/15/2042 35,000 35,938
Nucor Corp., 2.00%, 6/01/2025 80,000 76,527
Nutrien Ltd.
4.20%, 4/01/2029 20,000 20,049
2.95%, 5/13/2030 70,000 63,515
3.95%, 5/13/2050 15,000 13,630
Rio Tinto Alcan, Inc., 6.13%, 12/15/2033 50,000 59,052
Sherwin-Williams Co. (The)
2.30%, 5/15/2030 25,000 21,670
4.00%, 12/15/2042 40,000 34,743
3.30%, 5/15/2050 25,000 19,529
Southern Copper Corp.
3.88%, 4/23/2025 30,000 29,808
5.88%, 4/23/2045 20,000 22,053
Steel Dynamics, Inc., 3.25%, 10/15/2050 25,000 19,234
Suzano Austria GMBH
5.00%, 1/15/2030 20,000 19,016
Series DM3N, 3.13%, 1/15/2032 130,000 105,205
Vale Overseas Ltd.
6.25%, 8/10/2026 130,000 136,893
3.75%, 7/08/2030 175,000 157,932
6.88%, 11/10/2039 5,000 5,489
Westlake Chemical Corp., 5.00%, 8/15/2046 25,000 24,537
2,040,230
Communications – 2.4%
Alphabet, Inc.
1.10%, 8/15/2030 24,000 19,758
2.05%, 8/15/2050 60,000 41,343
2.25%, 8/15/2060 10,000 6,652
Amazon.com, Inc.
0.80%, 6/03/2025 25,000 23,275
3.30%, 4/13/2027 40,000 39,709
1.20%, 6/03/2027 100,000 89,298
3.15%, 8/22/2027 200,000 195,965
1.65%, 5/12/2028 25,000 22,297
1.50%, 6/03/2030 25,000 21,094
2.10%, 5/12/2031 25,000 21,780
3.60%, 4/13/2032
(a)
35,000 34,358
2.88%, 5/12/2041 30,000 24,790
4.05%, 8/22/2047 35,000 34,080
2.50%, 6/03/2050 50,000 36,990
2.70%, 6/03/2060 10,000 7,153
3.25%, 5/12/2061 60,000 48,638
4.10%, 4/13/2062 40,000 38,229
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Communications – 2.4% (continued)
America Movil SAB de CV
2.88%, 5/07/2030 360,000 323,414
6.13%, 3/30/2040 70,000 79,971
AT&T, Inc.
4.45%, 4/01/2024 24,000 24,626
3.40%, 5/15/2025 53,000 53,510
3.88%, 1/15/2026 110,000 111,240
4.13%, 2/17/2026 25,000 25,784
1.70%, 3/25/2026 25,000 23,076
2.95%, 7/15/2026 50,000 48,537
3.80%, 2/15/2027 30,000 29,976
4.10%, 2/15/2028 25,000 25,128
4.30%, 2/15/2030 25,000 25,097
2.75%, 6/01/2031 50,000 44,103
2.25%, 2/01/2032 50,000 41,637
2.55%, 12/01/2033 50,000 41,428
4.85%, 3/01/2039 35,000 35,023
3.50%, 6/01/2041 25,000 20,790
3.10%, 2/01/2043 40,000 30,963
4.85%, 7/15/2045 50,000 48,472
4.55%, 3/09/2049 50,000 47,347
3.30%, 2/01/2052 200,000 151,522
3.50%, 9/15/2053 119,000 93,304
3.55%, 9/15/2055 50,000 38,725
3.80%, 12/01/2057 65,000 52,166
3.65%, 9/15/2059 50,000 38,458
3.85%, 6/01/2060 45,000 35,697
Bell Telephone Co. of Canada Or Bell Canada
(The), 4.30%, 7/29/2049 25,000 23,485
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 50,150
Charter Communications Operating LLC /
Charter Communications Operating Capital
4.50%, 2/01/2024 25,000 25,318
4.91%, 7/23/2025 210,000 213,899
4.20%, 3/15/2028 25,000 24,147
5.05%, 3/30/2029 50,000 49,886
2.80%, 4/01/2031 50,000 41,599
2.30%, 2/01/2032 45,000 35,149
3.50%, 6/01/2041 45,000 32,976
5.75%, 4/01/2048 50,000 46,648
5.13%, 7/01/2049 75,000 64,409
4.80%, 3/01/2050 10,000 8,296
3.70%, 4/01/2051 15,000 10,565
6.83%, 10/23/2055 125,000 131,840
3.85%, 4/01/2061 100,000 68,257
4.40%, 12/01/2061 10,000 7,471
Cisco Systems, Inc.
2.95%, 2/28/2026 25,000 24,708
5.50%, 1/15/2040 25,000 28,707
Comcast Corp.
2.35%, 1/15/2027 45,000 42,245
3.55%, 5/01/2028 50,000 48,838
4.15%, 10/15/2028 25,000 25,182
1.50%, 2/15/2031 50,000 40,648
4.20%, 8/15/2034 150,000 146,856
5.65%, 6/15/2035 25,000 27,786
4.60%, 10/15/2038 25,000 25,054
6.55%, 7/01/2039 100,000 124,258
3.25%, 11/01/2039 143,000 120,938
3.75%, 4/01/2040 15,000 13,516

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Communications – 2.4% (continued)
2.80%, 1/15/2051 20,000 14,693
4.95%, 10/15/2058 90,000 94,610
2.65%, 8/15/2062 50,000 33,026
Corning, Inc.
3.90%, 11/15/2049 50,000 44,080
4.38%, 11/15/2057 35,000 31,587
5.85%, 11/15/2068 50,000 54,374
Deutsche Telekom International Finance BV
8.75%, 6/15/2030 10,000 12,678
9.25%, 6/01/2032 100,000 136,205
Discovery Communications LLC
3.95%, 3/20/2028 25,000 24,026
3.63%, 5/15/2030 100,000 91,823
4.88%, 4/01/2043 25,000 22,183
4.00%, 9/15/2055 24,000 17,929
eBay, Inc.
4.00%, 7/15/2042 100,000 88,802
3.65%, 5/10/2051 3,000 2,419
Fox Corp.
4.71%, 1/25/2029 10,000 10,052
3.50%, 4/08/2030 10,000 9,267
Interpublic Group of Cos., Inc. (The), 3.38%,
3/01/2041 60,000 48,257
Juniper Networks, Inc.
1.20%, 12/10/2025 10,000 9,123
3.75%, 8/15/2029 50,000 47,763
Motorola Solutions, Inc.
2.30%, 11/15/2030 45,000 36,869
5.50%, 9/01/2044 22,000 21,950
Omnicom Group, Inc., 2.60%, 8/01/2031
(a)
25,000 21,614
Rogers Communications, Inc., 2.90%,
11/15/2026 35,000 33,543
TCI Communications, Inc., 7.88%, 2/15/2026 100,000 113,672
Telefonica Emisiones SA, 7.05%, 6/20/2036 30,000 34,624
TELUS Corp., 2.80%, 2/16/2027 40,000 38,478
Time Warner Cable LLC
7.30%, 7/01/2038 10,000 11,259
6.75%, 6/15/2039 75,000 80,123
5.50%, 9/01/2041 125,000 118,016
T-Mobile USA, Inc.
1.50%, 2/15/2026 20,000 18,258
3.75%, 4/15/2027 10,000 9,737
2.05%, 2/15/2028 30,000 26,470
2.40%, 3/15/2029
(b)
100,000 87,615
3.88%, 4/15/2030 10,000 9,465
2.55%, 2/15/2031 20,000 17,029
4.38%, 4/15/2040 50,000 46,032
4.50%, 4/15/2050 10,000 9,112
TWDC Enterprises 18 Corp., 4.13%, 6/01/2044 15,000 14,078
VeriSign, Inc.
5.25%, 4/01/2025 100,000 102,951
4.75%, 7/15/2027 35,000 34,996
Verizon Communications, Inc.
2.63%, 8/15/2026 30,000 28,499
4.33%, 9/21/2028 150,000 150,936
1.75%, 1/20/2031 80,000 65,183
2.55%, 3/21/2031 175,000 151,894
2.36%, 3/15/2032
(b)
50,000 42,133
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Communications – 2.4% (continued)
2.65%, 11/20/2040 20,000 15,140
3.40%, 3/22/2041 35,000 29,464
2.85%, 9/03/2041 50,000 39,126
4.86%, 8/21/2046 50,000 50,497
4.52%, 9/15/2048 150,000 146,098
2.88%, 11/20/2050 55,000 40,165
5.01%, 8/21/2054 25,000 26,455
3.00%, 11/20/2060 10,000 6,980
3.70%, 3/22/2061 50,000 40,020
ViacomCBS, Inc.
2.90%, 1/15/2027 37,000 34,998
4.38%, 3/15/2043 120,000 99,675
5.85%, 9/01/2043 25,000 25,184
4.95%, 5/19/2050
(a)
110,000 99,676
Vodafone Group PLC
4.13%, 5/30/2025 54,000 54,689
4.38%, 5/30/2028 25,000 25,385
5.25%, 5/30/2048 10,000 9,997
Walt Disney Co. (The)
3.70%, 10/15/2025 150,000 151,362
3.80%, 3/22/2030 150,000 147,160
2.65%, 1/13/2031 75,000 66,909
3.50%, 5/13/2040 30,000 26,410
6,951,057
Consumer, Cyclical – 1.7%
Advance Auto Parts, Inc., 1.75%, 10/01/2027 56,000 49,349
American Airlines Pass-Through Trust, Series
2017-1, Class AA, 3.65%, 2/15/2029 37,875 35,973
American Honda Finance Corp.
1.95%, 5/10/2023 65,000 64,480
0.88%, 7/07/2023 50,000 48,951
1.20%, 7/08/2025 20,000 18,605
AutoNation, Inc., 4.75%, 6/01/2030 25,000 24,580
AutoZone, Inc.
3.25%, 4/15/2025 15,000 14,820
3.63%, 4/15/2025 25,000 24,983
Brunswick Corp., 0.85%, 8/18/2024 100,000 93,679
Choice Hotels International, Inc., 3.70%,
1/15/2031 50,000 45,780
Costco Wholesale Corp., 3.00%, 5/18/2027 33,000 32,438
Cummins, Inc., 2.60%, 9/01/2050 50,000 35,136
D.R. Horton, Inc., 5.75%, 8/15/2023 30,000 30,872
Darden Restaurants, Inc., 4.55%, 2/15/2048 70,000 61,385
Delta Air Lines Pass-Through Trust, Series 2019-
1, Class AA, 3.20%, 4/25/2024 50,000 49,353
Dollar General Corp., 3.50%, 4/03/2030 10,000 9,370
General Motors Co.
6.13%, 10/01/2025 150,000 158,090
4.20%, 10/01/2027 150,000 145,194
6.80%, 10/01/2027 50,000 53,827
6.60%, 4/01/2036 15,000 16,172
5.20%, 4/01/2045 50,000 45,598
General Motors Financial Co., Inc.
3.70%, 5/09/2023 20,000 20,116
1.70%, 8/18/2023 10,000 9,803
4.00%, 10/06/2026 50,000 48,893
4.35%, 1/17/2027 20,000 19,730
2.35%, 1/08/2031 45,000 36,389
2.70%, 6/10/2031 50,000 41,201

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Consumer, Cyclical – 1.7% (continued)
Hasbro, Inc.
3.55%, 11/19/2026 50,000 48,986
3.50%, 9/15/2027 25,000 24,033
3.90%, 11/19/2029 50,000 47,655
6.35%, 3/15/2040 50,000 54,418
Home Depot, Inc. (The)
3.35%, 9/15/2025 25,000 25,040
2.50%, 4/15/2027 55,000 52,387
0.90%, 3/15/2028 100,000 85,471
1.38%, 3/15/2031 61,000 49,399
4.25%, 4/01/2046 150,000 145,638
3.50%, 9/15/2056 15,000 12,574
Honda Motor Co., Ltd.
2.27%, 3/10/2025 300,000 291,073
2.97%, 3/10/2032 300,000 272,892
Hyatt Hotels Corp.
4.85%, 3/15/2026 50,000 50,453
4.38%, 9/15/2028 25,000 24,189
6.00%, 4/23/2030 25,000 26,257
Jetblue Pass-Through Trust, Series 2020-1, Class
A, 4.00%, 11/15/2032 36,074 34,524
Kohl's Corp., 3.38%, 5/01/2031
(a)
50,000 47,440
Las Vegas Sands Corp., 3.20%, 8/08/2024 190,000 182,467
Lear Corp., 5.25%, 5/15/2049 50,000 46,932
Lennar Corp., 4.75%, 5/30/2025 80,000 81,517
Lowe's Cos., Inc.
1.70%, 9/15/2028 75,000 65,401
1.70%, 10/15/2030 40,000 32,701
4.05%, 5/03/2047 10,000 8,778
3.00%, 10/15/2050 10,000 7,329
3.50%, 4/01/2051 30,000 24,016
Magallanes, Inc.
5.14%, 3/15/2052
(b)
150,000 134,192
5.39%, 3/15/2062
(b)
150,000 133,555
Magna International, Inc., 2.45%, 6/15/2030 20,000 17,529
Marriott International, Inc.
3.75%, 10/01/2025 100,000 99,255
Series AA, 4.65%, 12/01/2028 50,000 49,573
McDonald's Corp.
3.30%, 7/01/2025 60,000 59,764
2.63%, 9/01/2029 20,000 18,099
4.88%, 12/09/2045 30,000 30,354
4.45%, 3/01/2047 50,000 47,866
4.45%, 9/01/2048 40,000 38,166
MDC Holdings, Inc., 6.00%, 1/15/2043 40,000 37,745
Nike, Inc.
2.38%, 11/01/2026 40,000 38,282
3.25%, 3/27/2040 40,000 35,545
O'Reilly Automotive, Inc., 1.75%, 3/15/2031 20,000 16,123
PACCAR Financial Corp., 0.35%, 2/02/2024 50,000 47,690
PulteGroup, Inc., 6.00%, 2/15/2035 100,000 104,321
PVH Corp., 4.63%, 7/10/2025 50,000 50,409
Sands China Ltd., 5.40%, 8/08/2028 150,000 141,369
Southwest Airlines Co.
5.25%, 5/04/2025 20,000 20,641
2.63%, 2/10/2030 5,000 4,332
Spirit Airlines Pass-Through Trust, Series 2015-
1, Class A, 4.10%, 4/01/2028 101,706 99,110
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Consumer, Cyclical – 1.7% (continued)
Starbucks Corp.
2.00%, 3/12/2027
(a)
25,000 23,043
4.50%, 11/15/2048 25,000 23,515
4.45%, 8/15/2049 40,000 37,168
Steelcase, Inc., 5.13%, 1/18/2029 15,000 14,626
Target Corp.
2.25%, 4/15/2025 200,000 194,380
2.50%, 4/15/2026 50,000 48,500
3.63%, 4/15/2046 25,000 22,944
Toyota Motor Corp., 0.68%, 3/25/2024 50,000 47,791
Toyota Motor Credit Corp., 1.15%, 8/13/2027 20,000 17,571
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024 13,926 13,815
Series A, Class A, 4.30%, 8/15/2025 31,402 31,327
Series AA, Class AA, 3.50%, 3/01/2030 41,695 38,792
Walgreens Boots Alliance, Inc., 4.80%,
11/18/2044 25,000 23,473
Walmart, Inc.
3.40%, 6/26/2023 150,000 151,873
5.88%, 4/05/2027 25,000 27,782
1.50%, 9/22/2028 50,000 44,225
2.38%, 9/24/2029 3,000 2,746
3.95%, 6/28/2038 10,000 9,966
2.50%, 9/22/2041 50,000 40,095
4.05%, 6/29/2048 60,000 60,404
Whirlpool Corp., 4.75%, 2/26/2029 10,000 10,140
5,084,433
Consumer, Non-cyclical – 3.9%
Abbott Laboratories
3.40%, 11/30/2023 20,000 20,181
6.00%, 4/01/2039 25,000 29,718
4.90%, 11/30/2046 20,000 21,912
AbbVie, Inc.
3.85%, 6/15/2024 50,000 50,406
2.60%, 11/21/2024 150,000 146,513
3.20%, 11/21/2029 45,000 41,950
4.05%, 11/21/2039 35,000 32,120
4.40%, 11/06/2042 45,000 42,657
4.70%, 5/14/2045 75,000 73,112
4.25%, 11/21/2049 150,000 137,513
Adventist Health System/West, 3.63%,
3/01/2049 100,000 87,305
Advocate Health & Hospitals Corp.
3.83%, 8/15/2028 50,000 49,489
Series 2020, 2.21%, 6/15/2030 15,000 13,203
Aetna, Inc.
6.63%, 6/15/2036 50,000 58,738
4.75%, 3/15/2044 35,000 34,281
Ahold Finance USA LLC, 6.88%, 5/01/2029 25,000 28,472
AHS Hospital Corp., 5.02%, 7/01/2045 50,000 54,187
Altria Group, Inc.
4.40%, 2/14/2026 10,000 10,117
2.45%, 2/04/2032 35,000 28,045
5.80%, 2/14/2039 75,000 74,446
3.40%, 2/04/2041 50,000 36,621
4.50%, 5/02/2043 40,000 33,311
4.45%, 5/06/2050 15,000 12,073
4.00%, 2/04/2061 10,000 7,242

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Consumer, Non-cyclical – 3.9% (continued)
AmerisourceBergen Corp., 3.45%, 12/15/2027 50,000 48,677
Amgen, Inc.
3.63%, 5/22/2024 50,000 50,384
2.30%, 2/25/2031 45,000 38,652
4.40%, 5/01/2045 225,000 209,469
4.56%, 6/15/2048 20,000 19,229
2.77%, 9/01/2053 10,000 6,946
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 4.90%, 2/01/2046 15,000 14,793
Anheuser-Busch InBev Finance, Inc.
4.00%, 1/17/2043 65,000 56,682
4.90%, 2/01/2046 25,000 24,512
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/01/2030 110,000 104,496
4.90%, 1/23/2031 75,000 78,036
4.38%, 4/15/2038 25,000 23,749
4.35%, 6/01/2040 100,000 93,704
4.95%, 1/15/2042 25,000 24,869
3.75%, 7/15/2042 30,000 25,363
5.80%, 1/23/2059 20,000 21,793
Anthem, Inc.
2.25%, 5/15/2030 10,000 8,658
6.38%, 6/15/2037 10,000 12,090
4.63%, 5/15/2042 35,000 34,473
4.65%, 8/15/2044 15,000 14,700
4.38%, 12/01/2047 10,000 9,556
4.55%, 3/01/2048 28,000 27,249
3.60%, 3/15/2051 10,000 8,426
Archer-Daniels-Midland Co.
2.50%, 8/11/2026 25,000 24,026
4.54%, 3/26/2042 87,000 89,758
Ascension Health, 3.95%, 11/15/2046 25,000 24,128
AstraZeneca Finance LLC, 1.20%, 5/28/2026 75,000 68,165
AstraZeneca PLC
3.50%, 8/17/2023 65,000 65,548
0.70%, 4/08/2026 90,000 80,479
Banner Health, 2.34%, 1/01/2030 25,000 22,204
Baptist Healthcare System Obligated Group,
Series 20B, 3.54%, 8/15/2050 25,000 21,093
BAT Capital Corp.
3.22%, 8/15/2024 100,000 98,695
3.22%, 9/06/2026 40,000 37,750
4.39%, 8/15/2037 20,000 17,033
5.28%, 4/02/2050 50,000 43,890
BAT International Finance PLC, 1.67%,
3/25/2026 30,000 26,949
Baxalta, Inc., 4.00%, 6/23/2025 15,000 15,095
Baxter International, Inc.
0.87%, 12/01/2023
(b)
50,000 48,101
1.92%, 2/01/2027
(b)
50,000 45,493
2.54%, 2/01/2032
(b)
50,000 42,830
Becton, Dickinson & Co.
3.36%, 6/06/2024 50,000 49,814
3.73%, 12/15/2024 10,000 10,020
3.70%, 6/06/2027 10,000 9,842
3.79%, 5/20/2050 20,000 17,120
Biogen, Inc., 2.25%, 5/01/2030 25,000 20,884
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Consumer, Non-cyclical – 3.9% (continued)
Boston Scientific Corp.
1.90%, 6/01/2025 10,000 9,465
2.65%, 6/01/2030 25,000 22,269
Bristol-Myers Squibb Co.
3.90%, 2/20/2028 10,000 10,074
1.45%, 11/13/2030 10,000 8,194
2.95%, 3/15/2032 15,000 13,777
2.35%, 11/13/2040 20,000 15,138
3.55%, 3/15/2042 10,000 8,931
4.55%, 2/20/2048 28,000 28,210
2.55%, 11/13/2050 20,000 14,467
3.70%, 3/15/2052 50,000 44,368
3.90%, 3/15/2062 25,000 21,923
California Institute of Technology, 4.70%,
11/01/2111 125,000 122,616
Campbell Soup Co.
2.38%, 4/24/2030
(a)
29,000 25,003
3.13%, 4/24/2050 15,000 11,162
Cardinal Health, Inc.
3.08%, 6/15/2024 75,000 74,338
3.75%, 9/15/2025 100,000 100,094
4.60%, 3/15/2043 25,000 22,864
4.50%, 11/15/2044 40,000 36,190
Children's Hospital Medical Center, 4.27%,
5/15/2044 195,000 196,627
Children's Hospital of Philadelphia (The), Series
2020, 2.70%, 7/01/2050 10,000 7,433
Cigna Corp.
0.61%, 3/15/2024 50,000 47,669
4.13%, 11/15/2025 30,000 30,303
4.50%, 2/25/2026 5,000 5,106
3.40%, 3/01/2027 25,000 24,317
3.05%, 10/15/2027 50,000 47,808
2.38%, 3/15/2031 60,000 51,361
3.40%, 3/15/2051 25,000 19,588
City of Hope, Series 2013, 5.62%, 11/15/2043 35,000 39,950
Clorox Co. (The), 3.50%, 12/15/2024 47,000 47,199
Coca-Cola Co. (The)
1.45%, 6/01/2027 125,000 113,679
1.00%, 3/15/2028
(a)
20,000 17,320
2.13%, 9/06/2029 50,000 44,759
3.45%, 3/25/2030 15,000 14,624
2.25%, 1/05/2032 25,000 21,944
3.00%, 3/05/2051 25,000 20,483
2.50%, 3/15/2051 35,000 25,850
Coca-Cola Femsa SAB de CV
2.75%, 1/22/2030 50,000 44,983
1.85%, 9/01/2032 108,000 85,961
Colgate-Palmolive Co., 3.70%, 8/01/2047 70,000 66,142
CommonSpirit Health, 3.35%, 10/01/2029 60,000 55,888
Community Health Network, Inc., Series 20-A,
3.10%, 5/01/2050 65,000 50,740
ConAgra Brands, Inc., 4.30%, 5/01/2024 50,000 50,596
Constellation Brands, Inc.
4.65%, 11/15/2028 40,000 40,461
4.50%, 5/09/2047 25,000 23,171
5.25%, 11/15/2048 25,000 25,637
3.75%, 5/01/2050 15,000 12,513

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Consumer, Non-cyclical – 3.9% (continued)
CVS Health Corp.
2.63%, 8/15/2024 22,000 21,644
3.88%, 7/20/2025 25,000 25,112
3.00%, 8/15/2026 10,000 9,669
3.63%, 4/01/2027 10,000 9,839
1.30%, 8/21/2027 20,000 17,512
4.30%, 3/25/2028 10,000 10,043
3.25%, 8/15/2029 30,000 27,939
3.75%, 4/01/2030 15,000 14,330
1.88%, 2/28/2031 45,000 36,938
4.88%, 7/20/2035 100,000 101,890
5.05%, 3/25/2048 40,000 40,201
Danaher Corp., 2.60%, 10/01/2050 50,000 35,579
DENTSPLY Sirona, Inc., 3.25%, 6/01/2030 50,000 44,527
Emory University, Series 2020, 2.14%,
9/01/2030 15,000 13,281
Equifax, Inc., 2.60%, 12/15/2025 15,000 14,329
Fomento Economico Mexicano SAB de CV,
3.50%, 1/16/2050 70,000 56,024
General Mills, Inc.
4.20%, 4/17/2028 25,000 25,206
2.88%, 4/15/2030 10,000 9,090
George Washington University (The), Series
2014, 4.30%, 9/15/2044 20,000 20,120
Georgetown University (The), Series B, 4.32%,
4/01/2049 20,000 18,916
Gilead Sciences, Inc.
3.50%, 2/01/2025 25,000 25,027
3.65%, 3/01/2026 40,000 39,742
2.95%, 3/01/2027 25,000 23,957
1.65%, 10/01/2030 25,000 20,705
4.50%, 2/01/2045 25,000 23,627
4.75%, 3/01/2046 150,000 148,779
2.80%, 10/01/2050 25,000 17,866
GlaxoSmithKline Capital, Inc.
3.38%, 5/15/2023 40,000 40,312
6.38%, 5/15/2038 70,000 86,049
Global Payments, Inc., 3.75%, 6/01/2023 20,000 20,095
GSK Consumer Healthcare Capital US LLC,
3.63%, 3/24/2032
(b)
50,000 47,041
GXO Logistics, Inc., 2.65%, 7/15/2031
(b)
50,000 41,248
Hackensack Meridian Health, Inc., Series 2020,
2.68%, 9/01/2041 45,000 35,290
HCA, Inc.
5.00%, 3/15/2024 60,000 61,445
5.25%, 4/15/2025 10,000 10,317
4.50%, 2/15/2027 50,000 50,236
4.13%, 6/15/2029 50,000 47,953
5.25%, 6/15/2049 5,000 4,747
Hershey Co. (The), 2.05%, 11/15/2024 40,000 39,079
Hormel Foods Corp., 1.80%, 6/11/2030 40,000 33,909
Humana, Inc., 3.85%, 10/01/2024 30,000 30,151
Illumina, Inc., 2.55%, 3/23/2031 100,000 84,641
Indiana Universal Health, Inc., 3.97%,
11/01/2048 100,000 96,759
Inova Health System Foundation, 4.07%,
5/15/2052 25,000 24,314
JM Smucker Co. (The)
3.50%, 3/15/2025 40,000 39,891
2.38%, 3/15/2030 88,000 76,289
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Consumer, Non-cyclical – 3.9% (continued)
2.13%, 3/15/2032 50,000 41,040
Johns Hopkins University, 2.81%, 1/01/2060 25,000 19,213
Johnson & Johnson
2.63%, 1/15/2025 40,000 39,670
0.55%, 9/01/2025 10,000 9,205
1.30%, 9/01/2030
(a)
25,000 20,996
Kaiser Foundation Hospitals, Series 2021,
3.00%, 6/01/2051 5,000 3,891
Keurig Dr Pepper, Inc.
3.40%, 11/15/2025 20,000 19,810
3.95%, 4/15/2029 35,000 34,171
3.20%, 5/01/2030 25,000 22,865
3.80%, 5/01/2050 10,000 8,450
4.50%, 4/15/2052 35,000 32,630
Kimberly-Clark Corp., 1.05%, 9/15/2027 45,000 39,594
Kraft Heinz Foods Co.
3.00%, 6/01/2026 50,000 47,777
5.20%, 7/15/2045 150,000 146,385
4.38%, 6/01/2046 150,000 131,456
Kroger Co. (The), 4.00%, 2/01/2024 50,000 50,531
Laboratory Corp. of America Holdings
3.25%, 9/01/2024 5,000 4,966
2.30%, 12/01/2024 40,000 38,702
3.60%, 2/01/2025 10,000 9,961
2.95%, 12/01/2029 50,000 45,352
Mass General Brigham, Inc., Series 2020, 3.19%,
7/01/2049
(a)
25,000 20,429
Massachusetts Institute of Technology, 3.96%,
7/01/2038 25,000 25,492
McCormick & Co., Inc.
3.15%, 8/15/2024 10,000 9,951
0.90%, 2/15/2026 20,000 17,944
1.85%, 2/15/2031 15,000 12,304
McKesson Corp., 0.90%, 12/03/2025 20,000 18,121
Mead Johnson Nutrition Co., 5.90%,11/01/2039 20,000 23,273
Medstar Health, Inc., Series 20A, 3.63%,
8/15/2049 25,000 22,156
Memorial Sloan-Kettering Cancer Center, Series
2015, 4.20%, 7/01/2055 50,000 48,795
Merck & Co., Inc.
2.90%, 3/07/2024 20,000 19,978
0.75%, 2/24/2026 15,000 13,652
2.15%, 12/10/2031 20,000 17,407
3.90%, 3/07/2039 10,000 9,693
4.15%, 5/18/2043 65,000 63,717
2.90%, 12/10/2061 25,000 18,264
Molson Coors Beverage Co.
3.00%, 7/15/2026 50,000 47,710
5.00%, 5/01/2042 25,000 23,689
Mondelez International, Inc., 2.63%, 9/04/2050 75,000 52,707
Mount Sinai Hospitals Group, Inc.
Series 2017, 3.98%, 7/01/2048 20,000 17,957
Series 2019, 3.74%, 7/01/2049 75,000 66,075
Mylan, Inc.
4.20%, 11/29/2023 25,000 25,206
4.55%, 4/15/2028
(a)
10,000 9,714
New York & Presbyterian Hospital (The), Series
2019, 3.95%, 8/01/2119 60,000 49,621
Northwell Healthcare, Inc., 4.26%, 11/01/2047 50,000 45,801

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Consumer, Non-cyclical – 3.9% (continued)
Northwestern University, 4.64%, 12/01/2044 35,000 36,926
Novartis Capital Corp.
2.00%, 2/14/2027 50,000 46,972
3.10%, 5/17/2027 25,000 24,467
4.40%, 5/06/2044 70,000 71,564
NYU Langone Hospitals
5.75%, 7/01/2043 50,000 56,861
4.78%, 7/01/2044 75,000 77,611
Ochsner LSU Health System of North Louisiana,
Series 2021, 2.51%, 5/15/2031 50,000 41,319
Orlando Health Obligated Group, 4.09%,
10/01/2048 100,000 95,483
PayPal Holdings, Inc., 1.35%, 6/01/2023 60,000 59,209
PeaceHealth Obligated Group, Series 2020,
3.22%, 11/15/2050 10,000 7,978
PepsiCo, Inc.
3.50%, 7/17/2025 25,000 25,177
2.38%, 10/06/2026 16,000 15,362
3.50%, 3/19/2040 20,000 18,533
3.60%, 8/13/2042 25,000 22,822
2.88%, 10/15/2049 20,000 16,262
2.75%, 10/21/2051 10,000 7,897
PerkinElmer, Inc.
3.30%, 9/15/2029 50,000 45,926
2.55%, 3/15/2031 50,000 43,255
Pfizer, Inc.
3.60%, 9/15/2028
(a)
55,000 55,042
4.00%, 12/15/2036 20,000 19,608
2.55%, 5/28/2040 125,000 100,260
4.00%, 3/15/2049 25,000 24,158
Pharmacia LLC, 6.60%, 12/01/2028 50,000 57,683
Philip Morris International, Inc.
0.88%, 5/01/2026 50,000 44,913
4.13%, 3/04/2043 50,000 43,054
4.25%, 11/10/2044 180,000 157,820
Piedmont Healthcare, Inc., Series 2032, 2.04%,
1/01/2032 50,000 41,398
Procter & Gamble Co. (The)
2.80%, 3/25/2027 35,000 34,030
3.00%, 3/25/2030 20,000 19,057
5.55%, 3/05/2037 100,000 118,980
Quanta Services, Inc., 3.05%, 10/01/2041 100,000 73,945
Quest Diagnostics, Inc., 3.45%, 6/01/2026 50,000 49,186
Regeneron Pharmaceuticals, Inc.
1.75%, 9/15/2030 45,000 36,573
2.80%, 9/15/2050 50,000 35,306
Reynolds American, Inc.
6.15%, 9/15/2043 25,000 24,348
5.85%, 8/15/2045 100,000 93,391
S&P Global, Inc.
2.45%, 3/01/2027
(b)
100,000 94,247
1.25%, 8/15/2030
(a)
10,000 8,148
2.90%, 3/01/2032
(b)
100,000 90,422
3.90%, 3/01/2062
(b)
100,000 87,612
Seattle Children's Hospital, Series 2021, 2.72%,
10/01/2050 25,000 18,589
Sharp Healthcare, Series 20B, 2.68%,
8/01/2050 45,000 33,781
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Consumer, Non-cyclical – 3.9% (continued)
Shire Acquisitions Investments Ireland DAC,
3.20%, 9/23/2026 25,000 24,130
Smith & Nephew PLC, 2.03%, 10/14/2030 45,000 36,342
Steris Irish Finco Unlimited Co., 2.70%,
3/15/2031 150,000 128,366
Stryker Corp., 3.38%, 11/01/2025 40,000 39,740
Sutter Health
Series 20A, 3.16%, 8/15/2040 40,000 32,391
Series 2018, 4.09%, 8/15/2048 50,000 45,056
SYSCO Corp.
4.85%, 10/01/2045 15,000 14,396
3.30%, 2/15/2050 20,000 15,070
Takeda Pharmaceutical Co. Ltd., 4.40%,
11/26/2023 50,000 50,759
Texas Health Resources, 4.33%, 11/15/2055 35,000 35,859
Toledo Hospital (The)
Series B, 5.33%, 11/15/2028 50,000 51,189
6.02%, 11/15/2048 50,000 52,892
Trinity Health Corp., Series 2021, 2.63%,
12/01/2040 45,000 35,001
Trustees of Princeton University (The), 2.52%,
7/01/2050 25,000 19,625
Trustees of The University of Pennsylvania
(The), 3.61%, 2/15/2119 10,000 7,992
Unilever Capital Corp., 2.00%, 7/28/2026 100,000 94,367
UnitedHealth Group, Inc.
3.70%, 12/15/2025 28,000 28,231
3.10%, 3/15/2026 40,000 39,466
2.88%, 8/15/2029 25,000 23,404
2.30%, 5/15/2031 35,000 30,644
6.50%, 6/15/2037 50,000 61,442
3.05%, 5/15/2041 10,000 8,352
4.63%, 11/15/2041 17,000 17,399
3.95%, 10/15/2042 100,000 93,188
4.20%, 1/15/2047 50,000 48,401
4.25%, 6/15/2048 10,000 9,754
4.45%, 12/15/2048 10,000 9,999
3.25%, 5/15/2051 10,000 8,251
3.88%, 8/15/2059 15,000 13,445
University of Notre Dame Du Lac
Series 2015, 3.44%, 2/15/2045 50,000 46,640
Series 2017, 3.39%, 2/15/2048 50,000 45,878
University of Southern California, 5.25%,
10/01/2111 50,000 55,982
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 10,000 9,716
Verisk Analytics, Inc., 5.50%, 6/15/2045 100,000 107,097
Viatris, Inc., 4.00%, 6/22/2050 10,000 7,388
Washington University (The), 3.52%,4/15/2054 25,000 22,157
William Marsh Rice University, 3.57%,
5/15/2045 15,000 13,877
Wyeth LLC, 6.50%, 2/01/2034 25,000 30,508
Zimmer Biomet Holdings, Inc., 3.05%,
1/15/2026 15,000 14,546
Zoetis, Inc.
3.90%, 8/20/2028 40,000 39,726
4.45%, 8/20/2048 25,000 24,639
11,516,689

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Energy – 1.9%
Boardwalk Pipelines LP
5.95%, 6/01/2026 50,000 52,585
3.40%, 2/15/2031 15,000 13,274
BP Capital Markets America, Inc.
3.79%, 2/06/2024 10,000 10,086
3.80%, 9/21/2025 10,000 10,081
3.12%, 5/04/2026 25,000 24,407
3.59%, 4/14/2027 80,000 78,851
3.63%, 4/06/2030 10,000 9,633
1.75%, 8/10/2030 10,000 8,321
2.77%, 11/10/2050 65,000 46,920
2.94%, 6/04/2051 10,000 7,412
BP Capital Markets PLC, 3.51%, 3/17/2025 35,000 35,002
Burlington Resources LLC, 7.20%, 8/15/2031 85,000 105,239
Canadian Natural Resources Ltd.
2.95%, 7/15/2030 136,000 121,251
7.20%, 1/15/2032 15,000 17,488
Cenovus Energy, Inc.
5.25%, 6/15/2037 50,000 49,967
6.75%, 11/15/2039 5,000 5,660
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 10,000 10,407
Chevron Corp., 1.14%, 5/11/2023 100,000 98,681
Chevron USA, Inc.
0.43%, 8/11/2023 60,000 58,432
2.34%, 8/12/2050 15,000 10,735
ConocoPhillips Co.
4.95%, 3/15/2026 20,000 21,081
4.03%, 3/15/2062
(b)
200,000 178,009
Coterra Energy, Inc., 4.38%, 3/15/2029
(b)
50,000 49,889
Devon Energy Corp.
4.50%, 1/15/2030 100,000 98,726
4.75%, 5/15/2042 25,000 23,782
Diamondback Energy, Inc., 3.25%, 12/01/2026 115,000 111,887
Enbridge, Inc., 4.25%, 12/01/2026 25,000 25,190
Energy Transfer LP
4.25%, 4/01/2024 50,000 50,347
2.90%, 5/15/2025 75,000 72,383
5.95%, 12/01/2025 50,000 52,587
3.90%, 7/15/2026 85,000 82,768
5.50%, 6/01/2027 50,000 51,782
4.90%, 3/15/2035 98,000 92,287
6.50%, 2/01/2042 25,000 26,162
5.35%, 5/15/2045 50,000 45,725
5.00%, 5/15/2050 50,000 44,529
Enterprise Products Operating LLC
3.90%, 2/15/2024 98,000 98,855
4.85%, 8/15/2042 20,000 19,101
4.45%, 2/15/2043 40,000 36,181
4.85%, 3/15/2044 30,000 28,690
4.25%, 2/15/2048 75,000 66,203
4.95%, 10/15/2054 25,000 24,126
3.95%, 1/31/2060 10,000 8,111
EOG Resources, Inc., 4.15%, 1/15/2026 50,000 51,032
Equinor ASA
2.65%, 1/15/2024 10,000 9,932
3.25%, 11/10/2024 25,000 24,936
1.75%, 1/22/2026 10,000 9,372
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Energy – 1.9% (continued)
3.00%, 4/06/2027 50,000 48,503
4.25%, 11/23/2041 70,000 68,877
3.70%, 4/06/2050 100,000 90,141
Exxon Mobil Corp.
2.28%, 8/16/2026 40,000 38,153
2.61%, 10/15/2030 25,000 22,800
4.23%, 3/19/2040 25,000 24,580
3.10%, 8/16/2049 10,000 8,074
4.33%, 3/19/2050 110,000 108,225
3.45%, 4/15/2051 25,000 21,442
Halliburton Co.
3.50%, 8/01/2023 15,000 15,064
4.85%, 11/15/2035 30,000 29,915
4.50%, 11/15/2041 25,000 22,828
5.00%, 11/15/2045 10,000 9,605
Hess Corp.
3.50%, 7/15/2024 160,000 159,073
4.30%, 4/01/2027 100,000 99,589
7.88%, 10/01/2029 150,000 179,116
7.30%, 8/15/2031 25,000 29,051
6.00%, 1/15/2040 25,000 26,541
Kinder Morgan Energy Partners LP
4.30%, 5/01/2024 40,000 40,451
7.75%, 3/15/2032 150,000 178,354
6.50%, 9/01/2039 25,000 27,311
5.00%, 8/15/2042 35,000 32,654
Kinder Morgan, Inc.
4.30%, 3/01/2028 55,000 54,770
3.25%, 8/01/2050 35,000 25,065
3.60%, 2/15/2051 20,000 15,377
Magellan Midstream Partners LP, 4.25%,
9/15/2046 50,000 43,679
Marathon Oil Corp.
6.80%, 3/15/2032 50,000 55,971
6.60%, 10/01/2037 25,000 27,993
5.20%, 6/01/2045 25,000 24,356
Marathon Petroleum Corp.
6.50%, 3/01/2041 10,000 11,281
4.75%, 9/15/2044 50,000 45,979
4.50%, 4/01/2048 10,000 8,815
MPLX LP
4.88%, 6/01/2025 75,000 76,541
1.75%, 3/01/2026 15,000 13,690
5.20%, 12/01/2047 25,000 23,582
5.50%, 2/15/2049 25,000 24,451
4.90%, 4/15/2058 10,000 8,714
NOV, Inc., 3.60%, 12/01/2029
(a)
20,000 18,572
ONEOK Partners LP, 6.20%, 9/15/2043 15,000 15,085
ONEOK, Inc.
4.35%, 3/15/2029 25,000 24,314
6.35%, 1/15/2031 50,000 54,593
Ovintiv Exploration, Inc.
5.63%, 7/01/2024 75,000 77,952
5.38%, 1/01/2026 100,000 103,632
Ovintiv, Inc.
7.20%, 11/01/2031 50,000 57,029
6.50%, 8/15/2034 100,000 110,271

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Energy – 1.9% (continued)
Phillips 66
1.30%, 2/15/2026 100,000 91,206
3.90%, 3/15/2028 20,000 19,695
2.15%, 12/15/2030 5,000 4,200
4.65%, 11/15/2034 50,000 49,920
Phillips 66 Partners LP
2.45%, 12/15/2024 50,000 48,324
3.55%, 10/01/2026 50,000 48,631
4.68%, 2/15/2045 25,000 24,098
Pioneer Natural Resources Co., 2.15%,
1/15/2031 50,000 42,150
Plains All American Pipeline LP / PAA Finance Corp.
3.80%, 9/15/2030 50,000 46,170
5.15%, 6/01/2042 40,000 35,094
4.30%, 1/31/2043 25,000 19,916
Sabine Pass Liquefaction LLC, 5.00%,3/15/2027 15,000 15,350
Schlumberger Investment SA, 2.65%,6/26/2030 45,000 40,217
Shell International Finance BV
3.25%, 5/11/2025 100,000 99,630
6.38%, 12/15/2038 50,000 61,173
4.38%, 5/11/2045 60,000 58,409
3.75%, 9/12/2046 35,000 31,516
3.13%, 11/07/2049 35,000 28,155
Spectra Energy Partners LP, 4.50%, 3/15/2045 45,000 41,252
Suncor Energy, Inc., 3.75%, 3/04/2051 35,000 29,438
Texas Eastern Transmission LP, 7.00%,
7/15/2032 25,000 29,450
TotalEnergies Capital Canada Ltd., 2.75%,
7/15/2023 165,000 164,555
TotalEnergies Capital International SA
2.43%, 1/10/2025 10,000 9,748
3.46%, 2/19/2029 10,000 9,688
TransCanada PipeLines Ltd.
4.88%, 1/15/2026 25,000 25,708
4.63%, 3/01/2034 40,000 39,571
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/2030 15,000 13,806
4.45%, 8/01/2042 35,000 32,465
Valero Energy Corp., 4.00%, 4/01/2029
(a)
20,000 19,449
Williams Cos., Inc. (The)
6.30%, 4/15/2040 30,000 33,301
5.75%, 6/24/2044 15,000 15,725
4.90%, 1/15/2045 50,000 46,733
Williams Partners LP, 5.10%, 9/15/2045 100,000 97,350
5,752,257
Financial – 8.2%
Aflac, Inc., 4.75%, 1/15/2049 50,000 51,557
Air Lease Corp.
0.70%, 2/15/2024 20,000 18,950
3.63%, 12/01/2027 50,000 46,583
3.00%, 2/01/2030 25,000 21,568
Alexandria Real Estate Equities, Inc.
4.90%, 12/15/2030 20,000 20,762
3.00%, 5/18/2051 20,000 14,636
Alleghany Corp., 3.63%, 5/15/2030 50,000 48,030
Allstate Corp. (The)
4.50%, 6/15/2043 50,000 49,161
Series B, 5.75%, 8/15/2053 25,000 24,351
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Financial – 8.2% (continued)
Ally Financial, Inc.
3.88%, 5/21/2024 125,000 125,523
8.00%, 11/01/2031 135,000 157,852
American Express Co.
3.70%, 8/03/2023 22,000 22,247
3.40%, 2/22/2024 50,000 50,100
2.25%, 3/04/2025 100,000 96,539
4.20%, 11/06/2025 25,000 25,536
American Financial Group, Inc., 4.50%,
6/15/2047 25,000 22,962
American International Group, Inc.
2.50%, 6/30/2025 47,000 45,258
4.20%, 4/01/2028 25,000 25,233
6.25%, 5/01/2036 50,000 58,255
American Tower Corp.
2.40%, 3/15/2025
(a)
100,000 96,023
1.60%, 4/15/2026 15,000 13,630
3.95%, 3/15/2029 25,000 23,807
2.10%, 6/15/2030 25,000 20,503
1.88%, 10/15/2030 25,000 19,941
2.70%, 4/15/2031 25,000 21,044
3.70%, 10/15/2049 10,000 7,747
3.10%, 6/15/2050 10,000 7,033
Ameriprise Financial, Inc.
4.00%, 10/15/2023 50,000 50,614
3.70%, 10/15/2024 50,000 50,323
3.00%, 4/02/2025 10,000 9,864
AON Corp., 2.80%, 5/15/2030 55,000 49,011
Ares Capital Corp., 3.88%, 1/15/2026 10,000 9,609
Arthur J Gallagher & Co., 3.50%, 5/20/2051 10,000 8,117
Assurant, Inc., 3.70%, 2/22/2030 50,000 46,132
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024
(a)
25,000 25,486
Athene Holding Ltd.
3.95%, 5/25/2051 30,000 24,179
3.45%, 5/15/2052 50,000 36,521
AvalonBay Communities, Inc.
2.30%, 3/01/2030 10,000 8,794
2.45%, 1/15/2031 20,000 17,744
Axis Specialty Finance LLC, 3.90%, 7/15/2029 15,000 14,462
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 65,000 59,538
2.55%, 10/13/2026 50,000 43,992
Banco Bilbao Vizcaya Argentaria SA, 1.13%,
9/18/2025 432,000 392,106
Banco Santander SA, 2.75%, 12/03/2030 200,000 165,094
Bank of America Corp.
4.13%, 1/22/2024 25,000 25,363
4.00%, 4/01/2024 50,000 50,704
3.86%, 7/23/2024 25,000 25,057
0.81%, 10/24/2024 200,000 192,055
4.00%, 1/22/2025 20,000 20,030
3.46%, 3/15/2025 100,000 99,222
0.98%, 9/25/2025 25,000 23,288
2.46%, 10/22/2025 25,000 24,087
1.53%, 12/06/2025 75,000 70,306
3.37%, 1/23/2026 50,000 48,919
2.02%, 2/13/2026 105,000 99,302
4.45%, 3/03/2026 50,000 50,142

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Financial – 8.2% (continued)
3.50%, 4/19/2026 45,000 44,198
1.32%, 6/19/2026 10,000 9,164
6.22%, 9/15/2026 50,000 53,387
1.20%, 10/24/2026 35,000 31,599
3.56%, 4/23/2027 20,000 19,431
1.73%, 7/22/2027 25,000 22,439
Series L, 4.18%, 11/25/2027 30,000 29,589
3.71%, 4/24/2028 45,000 43,496
3.59%, 7/21/2028 50,000 47,988
4.27%, 7/23/2029 50,000 49,166
3.97%, 2/07/2030 50,000 48,292
3.19%, 7/23/2030 50,000 45,704
2.88%, 10/22/2030 400,000 357,013
1.90%, 7/23/2031 5,000 4,081
1.92%, 10/24/2031 25,000 20,328
2.69%, 4/22/2032 15,000 12,901
2.57%, 10/20/2032 20,000 16,896
2.97%, 2/04/2033 35,000 30,521
2.48%, 9/21/2036 75,000 60,275
4.24%, 4/24/2038 50,000 47,618
4.08%, 4/23/2040 15,000 13,801
2.68%, 6/19/2041 10,000 7,493
4.44%, 1/20/2048 50,000 47,662
4.33%, 3/15/2050 130,000 123,275
4.08%, 3/20/2051 35,000 31,530
2.97%, 7/21/2052 10,000 7,413
Bank of Montreal
0.45%, 12/08/2023 35,000 33,560
0.95%, 1/22/2027 20,000 17,963
4.34%, 10/05/2028 65,000 65,419
Bank of Nova Scotia (The)
0.40%, 9/15/2023 70,000 67,728
3.40%, 2/11/2024 50,000 50,088
0.70%, 4/15/2024 20,000 19,019
4.50%, 12/16/2025 20,000 20,206
1.30%, 9/15/2026 75,000 67,104
Bank OZK, 2.75%, 10/01/2031 100,000 94,209
Barclays PLC
3.93%, 5/07/2025 200,000 199,384
2.67%, 3/10/2032 50,000 41,705
Berkshire Hathaway Finance Corp.
4.20%, 8/15/2048 10,000 9,596
4.25%, 1/15/2049 25,000 24,204
Berkshire Hathaway, Inc., 4.50%, 2/11/2043 25,000 24,967
BlackRock, Inc., 2.40%, 4/30/2030 50,000 44,622
Boston Properties LP
3.65%, 2/01/2026 50,000 49,396
4.50%, 12/01/2028 75,000 75,521
BPCE SA, 3.38%, 12/02/2026 250,000 242,870
Brighthouse Financial, Inc., 5.63%, 5/15/2030 70,000 73,076
Brixmor Operating Partnership LP, 3.85%,
2/01/2025 10,000 9,988
Brookfield Asset Management, Inc., 4.00%,
1/15/2025 50,000 50,406
Brookfield Finance LLC, 3.45%, 4/15/2050 60,000 47,134
Brookfield Finance, Inc., 3.90%, 1/25/2028 50,000 48,714
Brown & Brown, Inc., 2.38%, 3/15/2031 50,000 41,522
Cadence Bank, 4.13%, 11/20/2029 100,000 98,527
Camden Property Trust, 3.35%, 11/01/2049 50,000 42,006
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Financial – 8.2% (continued)
Canadian Imperial Bank of Commerce, 3.10%,
4/02/2024 50,000 49,760
Capital One Financial Corp.
3.90%, 1/29/2024 25,000 25,131
3.75%, 4/24/2024 50,000 50,081
3.20%, 2/05/2025 20,000 19,661
4.20%, 10/29/2025 75,000 74,894
3.65%, 5/11/2027 40,000 38,727
CBRE Services, Inc., 4.88%, 3/01/2026 25,000 25,604
Charles Schwab Corp. (The)
3.00%, 3/10/2025 50,000 49,480
4.20%, 3/24/2025 25,000 25,512
2.75%, 10/01/2029 50,000 45,819
Chubb INA Holdings, Inc., 3.35%, 5/03/2026 15,000 14,848
CI Financial Corp., 4.10%, 6/15/2051 50,000 37,344
Citigroup, Inc.
3.50%, 5/15/2023 10,000 10,064
3.88%, 10/25/2023 50,000 50,695
1.68%, 5/15/2024 108,000 106,441
4.04%, 6/01/2024 10,000 10,055
3.35%, 4/24/2025 22,000 21,681
5.50%, 9/13/2025 75,000 78,246
3.29%, 3/17/2026 100,000 97,571
3.11%, 4/08/2026 15,000 14,537
4.45%, 9/29/2027 25,000 24,855
6.63%, 1/15/2028 125,000 138,834
4.13%, 7/25/2028 208,000 202,330
3.98%, 3/20/2030 20,000 19,198
2.98%, 11/05/2030 23,000 20,577
4.41%, 3/31/2031 40,000 39,096
6.63%, 6/15/2032 45,000 50,638
3.06%, 1/25/2033 25,000 21,863
5.88%, 2/22/2033 40,000 42,862
3.79%, 3/17/2033 100,000 92,553
4.65%, 7/30/2045 50,000 48,668
4.75%, 5/18/2046 15,000 14,206
4.65%, 7/23/2048 30,000 29,673
CNA Financial Corp., 2.05%, 8/15/2030 50,000 41,665
CNO Financial Group, Inc., 5.25%, 5/30/2029 150,000 152,627
Comerica Bank, 4.00%, 7/27/2025 75,000 75,098
Comerica, Inc., 3.70%, 7/31/2023 62,000 62,406
Cooperatieve Rabobank UA, 3.75%, 7/21/2026 250,000 243,027
Corebridge Financial, Inc.
3.90%, 4/05/2032
(b)
20,000 18,798
4.40%, 4/05/2052
(b)
25,000 22,350
Corporate Office Properties LP, 2.00%,
1/15/2029 50,000 41,894
Credit Suisse AG, 1.00%, 5/05/2023 20,000 19,638
Credit Suisse Group AG
3.80%, 6/09/2023 75,000 75,272
4.88%, 5/15/2045 50,000 46,703
Crown Castle International Corp.
4.45%, 2/15/2026 25,000 25,213
2.90%, 4/01/2041 60,000 44,843
5.20%, 2/15/2049 15,000 15,045
4.00%, 11/15/2049 150,000 125,806
4.15%, 7/01/2050 15,000 13,000
Deutsche Bank AG
3.70%, 5/30/2024 50,000 50,090

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Financial – 8.2% (continued)
4.10%, 1/13/2026 25,000 24,746
4.10%, 1/13/2026 15,000 14,863
Digital Realty Trust LP
4.45%, 7/15/2028
(a)
25,000 25,027
3.60%, 7/01/2029 34,000 32,002
Discover Financial Services, 4.10%, 2/09/2027 40,000 39,576
Duke Realty LP, 1.75%, 2/01/2031 10,000 8,224
EPR Properties, 4.50%, 6/01/2027 50,000 47,800
Equinix, Inc.
2.63%, 11/18/2024 22,000 21,405
2.90%, 11/18/2026 20,000 18,894
3.90%, 4/15/2032 50,000 46,966
3.00%, 7/15/2050 50,000 35,816
2.95%, 9/15/2051 50,000 35,197
ERP Operating LP
3.38%, 6/01/2025 25,000 24,755
3.00%, 7/01/2029 20,000 18,719
4.00%, 8/01/2047 100,000 93,091
Essex Portfolio LP, 2.65%, 9/01/2050 50,000 34,165
Fidelity National Financial, Inc., 3.40%,
6/15/2030 135,000 122,530
Fifth Third Bancorp
3.65%, 1/25/2024 25,000 25,072
2.38%, 1/28/2025 50,000 48,262
2.55%, 5/05/2027 40,000 37,379
First-Citizens Bank & Trust Co., 2.97%,
9/27/2025 25,000 24,468
FS KKR Capital Corp.
4.63%, 7/15/2024 25,000 25,000
4.13%, 2/01/2025 10,000 9,834
GLP Capital LP / GLP Financing II, Inc.
5.25%, 6/01/2025 20,000 20,344
5.38%, 4/15/2026 40,000 40,786
5.75%, 6/01/2028 100,000 104,948
5.30%, 1/15/2029 50,000 50,243
4.00%, 1/15/2030 100,000 92,645
Goldman Sachs BDC, Inc., 3.75%, 2/10/2025 100,000 99,094
Goldman Sachs Group, Inc. (The)
4.00%, 3/03/2024 25,000 25,233
3.00%, 3/15/2024 100,000 99,234
3.50%, 4/01/2025 15,000 14,820
4.25%, 10/21/2025 203,000 203,644
3.50%, 11/16/2026 300,000 292,993
1.09%, 12/09/2026 10,000 8,951
5.95%, 1/15/2027 100,000 106,176
3.85%, 1/26/2027 325,000 318,018
1.43%, 3/09/2027 10,000 8,943
1.54%, 9/10/2027 10,000 8,832
1.95%, 10/21/2027 50,000 44,895
2.64%, 2/24/2028 30,000 27,612
4.22%, 5/01/2029 20,000 19,565
2.60%, 2/07/2030 50,000 43,418
2.62%, 4/22/2032 25,000 21,167
Series D, 2.38%, 7/21/2032 20,000 16,566
2.65%, 10/21/2032 20,000 16,884
3.10%, 2/24/2033 35,000 30,595
6.75%, 10/01/2037 30,000 34,455
4.41%, 4/23/2039 25,000 23,892
3.21%, 4/22/2042 30,000 24,177
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Financial – 8.2% (continued)
2.91%, 7/21/2042 5,000 3,869
3.44%, 2/24/2043 20,000 16,535
Golub Capital BDC, Inc.
3.38%, 4/15/2024 45,000 44,273
2.05%, 2/15/2027 100,000 86,013
Healthcare Trust of America Holdings LP, 3.50%,
8/01/2026 5,000 4,898
HSBC Holdings PLC
0.98%, 5/24/2025 200,000 187,846
3.00%, 3/10/2026 200,000 192,796
2.10%, 6/04/2026 50,000 46,725
6.80%, 6/01/2038 162,000 182,598
ING Groep NV, 4.25%, 3/28/2033 100,000 95,707
Intercontinental Exchange, Inc.
3.75%, 12/01/2025 50,000 50,191
3.10%, 9/15/2027 15,000 14,474
2.65%, 9/15/2040 30,000 23,071
4.25%, 9/21/2048 10,000 9,598
3.00%, 9/15/2060 25,000 18,046
Jefferies Group LLC, 6.25%, 1/15/2036 50,000 54,235
JPMorgan Chase & Co.
3.63%, 5/13/2024 20,000 20,166
3.88%, 9/10/2024 50,000 50,251
0.65%, 9/16/2024 50,000 48,358
4.02%, 12/05/2024 100,000 100,451
0.56%, 2/16/2025 20,000 18,951
2.08%, 4/22/2026 15,000 14,117
3.20%, 6/15/2026 45,000 43,929
7.63%, 10/15/2026 50,000 57,035
4.13%, 12/15/2026 50,000 49,731
1.04%, 2/04/2027 25,000 22,264
1.58%, 4/22/2027 50,000 45,216
8.00%, 4/29/2027 300,000 348,601
4.25%, 10/01/2027 25,000 24,854
4.45%, 12/05/2029 50,000 49,695
2.74%, 10/15/2030 35,000 31,068
4.49%, 3/24/2031 30,000 29,897
1.76%, 11/19/2031 25,000 20,176
2.96%, 1/25/2033 30,000 26,432
6.40%, 5/15/2038 25,000 29,648
5.50%, 10/15/2040 85,000 92,433
3.11%, 4/22/2041 35,000 28,223
2.53%, 11/19/2041 50,000 37,125
5.40%, 1/06/2042 225,000 242,030
4.26%, 2/22/2048 150,000 140,609
3.96%, 11/15/2048 75,000 66,923
3.11%, 4/22/2051 50,000 38,549
3.33%, 4/22/2052 90,000 71,891
KeyCorp
2.25%, 4/06/2027 40,000 36,916
4.10%, 4/30/2028 50,000 49,538
Kilroy Realty LP, 2.50%, 11/15/2032 100,000 80,912
Kimco Realty Corp.
3.30%, 2/01/2025 10,000 9,867
3.70%, 10/01/2049 25,000 20,853
Kite Realty Group LP, 4.00%, 10/01/2026 15,000 14,730
Kreditanstalt Fuer Wiederaufbau
0.25%, 10/19/2023 70,000 67,647
2.63%, 2/28/2024 90,000 89,874

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Financial – 8.2% (continued)
0.25%, 3/08/2024 150,000 143,336
0.50%, 9/20/2024 50,000 47,300
0.38%, 7/18/2025 5,000 4,606
0.63%, 1/22/2026 395,000 362,355
0.75%, 9/30/2030 50,000 41,733
Landwirtschaftliche Rentenbank
2.00%, 1/13/2025 50,000 48,804
2.38%, 6/10/2025 40,000 39,282
Lazard Group LLC, 4.50%, 9/19/2028 20,000 19,831
LifeStorage LP, 3.50%, 7/01/2026 40,000 39,367
Lincoln National Corp.
3.05%, 1/15/2030 25,000 22,835
4.35%, 3/01/2048 50,000 45,264
Lloyds Banking Group PLC, 4.65%, 3/24/2026 200,000 199,979
Loews Corp., 3.20%, 5/15/2030 50,000 46,392
Main Street Capital Corp., 5.20%, 5/01/2024 50,000 50,639
Manulife Financial Corp.
4.15%, 3/04/2026 25,000 25,316
5.38%, 3/04/2046 100,000 113,361
Markel Corp., 5.00%, 4/05/2046 50,000 49,945
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030 50,000 43,214
2.38%, 12/15/2031
(a)
50,000 43,065
4.75%, 3/15/2039 25,000 25,635
2.90%, 12/15/2051 50,000 37,772
Mastercard, Inc.
3.30%, 3/26/2027 15,000 14,895
3.85%, 3/26/2050 10,000 9,403
Merrill Lynch & Co., Inc., 6.11%, 1/29/2037 50,000 55,085
MetLife, Inc.
3.60%, 4/10/2024 42,000 42,294
6.50%, 12/15/2032 50,000 59,198
4.05%, 3/01/2045 15,000 13,918
MID-America Apartments LP
4.00%, 11/15/2025 25,000 25,164
1.10%, 9/15/2026 50,000 44,637
Mitsubishi UFJ Financial Group, Inc.
3.96%, 3/02/2028 100,000 97,852
3.20%, 7/18/2029 75,000 68,950
Mizuho Financial Group, Inc., 4.25%, 9/11/2029 75,000 73,658
Morgan Stanley
Series F, 3.88%, 4/29/2024 100,000 100,719
4.00%, 7/23/2025 25,000 25,038
5.00%, 11/24/2025 50,000 51,329
3.13%, 7/27/2026 50,000 47,928
0.99%, 12/10/2026 295,000 263,423
3.95%, 4/23/2027 50,000 49,018
1.51%, 7/20/2027 40,000 35,710
3.59%, 7/22/2028 45,000 43,136
Series G, 3.77%, 1/24/2029 50,000 48,252
4.43%, 1/23/2030 125,000 124,175
3.62%, 4/01/2031 45,000 42,176
1.93%, 4/28/2032 75,000 60,551
2.24%, 7/21/2032 15,000 12,419
2.51%, 10/20/2032 15,000 12,633
2.94%, 1/21/2033 25,000 21,817
4.46%, 4/22/2039 160,000 157,362
6.38%, 7/24/2042 100,000 120,530
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Financial – 8.2% (continued)
4.38%, 1/22/2047 25,000 23,932
NASDAQ, Inc., 2.50%, 12/21/2040 20,000 14,528
National Health Investors, Inc., 3.00%,
2/01/2031 50,000 40,404
NatWest Group PLC, 5.08%, 1/27/2030 50,000 50,800
New York Community Bancorp, Inc., 5.90%,
11/06/2028 200,000 207,050
Northern Trust Corp.
3.15%, 5/03/2029 25,000 23,989
3.38%, 5/08/2032 50,000 48,379
Oesterreichische Kontrollbank AG, 3.13%,
11/07/2023 50,000 50,321
Office Properties Income Trust
4.25%, 5/15/2024 35,000 34,959
4.50%, 2/01/2025 10,000 9,914
2.65%, 6/15/2026 50,000 45,041
OMEGA Healthcare Investors, Inc.
4.50%, 4/01/2027 15,000 14,634
3.63%, 10/01/2029 75,000 66,621
3.25%, 4/15/2033 50,000 39,805
Owl Rock Capital Corp.
3.75%, 7/22/2025 10,000 9,594
2.88%, 6/11/2028 50,000 42,597
Owl Rock Capital Corp. III, 3.13%, 4/13/2027
(b)
50,000 43,320
Owl Rock Technology Finance Corp., 2.50%,
1/15/2027 50,000 43,980
Physicians Realty LP, 3.95%, 1/15/2028 25,000 24,381
PNC Bank NA, 2.70%, 10/22/2029 75,000 67,532
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 35,000 34,158
2.60%, 7/23/2026 30,000 28,811
Principal Financial Group, Inc.
3.10%, 11/15/2026 44,000 42,356
4.35%, 5/15/2043 90,000 84,860
Progressive Corp. (The), 4.00%, 3/01/2029 10,000 10,044
ProLogis LP, 3.25%, 10/01/2026 49,000 48,119
Prospect Capital Corp., 3.36%, 11/15/2026 40,000 35,875
Prudential Financial, Inc.
5.38%, 5/15/2045 50,000 49,734
3.94%, 12/07/2049 10,000 9,085
4.35%, 2/25/2050 15,000 14,533
Raymond James Financial, Inc.
4.65%, 4/01/2030 20,000 20,239
4.95%, 7/15/2046 88,000 90,969
Realty Income Corp., 4.65%, 3/15/2047 50,000 50,948
Regency Centers LP, 3.70%, 6/15/2030 10,000 9,376
Renaissancere Holdings Ltd., 3.60%, 4/15/2029 100,000 95,953
Retail Properties of America, Inc., 4.75%,
9/15/2030 10,000 9,876
Rexford Industrial Realty LP, 2.15%, 9/01/2031 50,000 40,966
Royal Bank of Canada
3.70%, 10/05/2023 50,000 50,548
0.43%, 1/19/2024 38,000 36,426
1.15%, 6/10/2025 50,000 46,241
1.20%, 4/27/2026 50,000 45,147
Sabra Health Care LP
5.13%, 8/15/2026 50,000 50,087
3.90%, 10/15/2029 125,000 115,030
3.20%, 12/01/2031
(a)
50,000 42,150

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Financial – 8.2% (continued)
Safehold Operating Partnership LP, 2.80%,
6/15/2031 60,000 50,389
Santander Holdings USA, Inc., 3.24%,
10/05/2026 75,000 71,540
Santander UK Group Holdings PLC
1.09%, 3/15/2025 20,000 18,888
1.67%, 6/14/2027 50,000 44,453
2.90%, 3/15/2032 125,000 106,768
Santander UK PLC, 2.88%, 6/18/2024 150,000 147,961
Signature Bank, 4.00%, 10/15/2030 150,000 147,328
Simon Property Group LP, 4.75%, 3/15/2042 20,000 19,739
Sixth Street Specialty Lending, Inc., 2.50%,
8/01/2026
(a)
50,000 45,292
Spirit Realty LP
4.45%, 9/15/2026 25,000 25,205
4.00%, 7/15/2029 15,000 14,081
3.20%, 2/15/2031 10,000 8,852
State Street Corp.
3.70%, 11/20/2023 40,000 40,443
3.55%, 8/18/2025 100,000 100,189
2.90%, 3/30/2026 200,000 195,907
3.15%, 3/30/2031 40,000 37,503
Stewart Information Services Corp., 3.60%,
11/15/2031 175,000 149,093
Store Capital Corp., 4.63%, 3/15/2029 35,000 34,942
Sumitomo Mitsui Financial Group, Inc.
2.63%, 7/14/2026 45,000 42,536
3.45%, 1/11/2027 40,000 38,756
2.14%, 9/23/2030 45,000 36,926
1.71%, 1/12/2031 165,000 131,938
SunTrust Bank, 3.30%, 5/15/2026 200,000 196,299
SVB Financial Group
3.13%, 6/05/2030 50,000 44,912
1.80%, 2/02/2031 50,000 40,073
Synchrony Financial
4.25%, 8/15/2024 10,000 9,992
3.70%, 8/04/2026 90,000 86,707
5.15%, 3/19/2029 125,000 124,569
Tanger Properties LP, 2.75%, 9/01/2031 50,000 40,766
Toronto-Dominion Bank (The)
0.45%, 9/11/2023 40,000 38,729
3.25%, 3/11/2024 40,000 40,028
2.65%, 6/12/2024 197,000 194,726
1.25%, 12/13/2024
(a)
75,000 71,172
3.20%, 3/10/2032 100,000 91,269
Travelers Property Casualty Corp., 6.38%,
3/15/2033 15,000 18,037
Truist Financial Corp.
3.75%, 12/06/2023 111,000 112,124
2.50%, 8/01/2024 30,000 29,448
3.88%, 3/19/2029 20,000 19,436
UDR, Inc.
2.95%, 9/01/2026 40,000 38,342
3.00%, 8/15/2031 50,000 44,541
Unum Group
4.00%, 3/15/2024 22,000 22,146
5.75%, 8/15/2042 50,000 49,377
4.50%, 12/15/2049 10,000 8,225
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Financial – 8.2% (continued)
US Bancorp
2.40%, 7/30/2024 75,000 73,635
3.60%, 9/11/2024 10,000 10,053
1.45%, 5/12/2025 35,000 33,014
Series V, 2.38%, 7/22/2026 45,000 42,874
Series D, 3.00%, 7/30/2029 25,000 23,241
1.38%, 7/22/2030 50,000 40,912
US Bank NA, 3.40%, 7/24/2023 75,000 75,646
Ventas Realty LP
3.85%, 4/01/2027 40,000 39,629
3.00%, 1/15/2030 15,000 13,436
4.38%, 2/01/2045 15,000 13,697
4.88%, 4/15/2049 10,000 9,844
Visa, Inc.
3.15%, 12/14/2025 25,000 24,843
1.90%, 4/15/2027 25,000 23,266
2.70%, 4/15/2040 25,000 20,503
2.00%, 8/15/2050 55,000 37,272
W.P. Carey, Inc., 4.25%, 10/01/2026 35,000 35,292
Wachovia Corp., 5.50%, 8/01/2035 35,000 36,462
Wells Fargo & Co.
4.13%, 8/15/2023 16,000 16,187
4.48%, 1/16/2024 50,000 50,940
3.75%, 1/24/2024 241,000 242,903
3.55%, 9/29/2025 25,000 24,837
2.41%, 10/30/2025 50,000 48,071
2.19%, 4/30/2026 15,000 14,171
3.00%, 10/23/2026 10,000 9,553
3.20%, 6/17/2027 45,000 43,093
Series G, 4.30%, 7/22/2027 100,000 99,796
3.58%, 5/22/2028 150,000 144,010
4.15%, 1/24/2029 20,000 19,703
Series B, 7.95%, 11/15/2029 15,000 18,412
2.88%, 10/30/2030 90,000 80,766
3.07%, 4/30/2041 30,000 24,265
5.38%, 11/02/2043 60,000 62,604
5.61%, 1/15/2044 50,000 53,368
4.65%, 11/04/2044 50,000 47,696
4.75%, 12/07/2046 20,000 19,546
5.01%, 4/04/2051 25,000 26,006
Welltower, Inc.
3.63%, 3/15/2024 10,000 10,001
2.75%, 1/15/2031 100,000 88,077
Western Alliance Bancorp, 3.00%, 6/15/2031 250,000 233,571
Western Union Co. (The)
2.85%, 1/10/2025 65,000 63,085
1.35%, 3/15/2026 50,000 45,290
2.75%, 3/15/2031 25,000 21,298
Westpac Banking Corp.
3.30%, 2/26/2024 40,000 40,194
2.89%, 2/04/2030 25,000 23,891
4.11%, 7/24/2034 50,000 47,158
2.67%, 11/15/2035 45,000 36,920
3.02%, 11/18/2036 50,000 41,541
2.96%, 11/16/2040 41,000 31,346
Weyerhaeuser Co., 4.00%, 4/15/2030 15,000 14,454
Willis North America, Inc., 5.05%, 9/15/2048 60,000 59,787
Xlit Ltd., 5.25%, 12/15/2043 25,000 27,970
24,434,210

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Industrial – 2.0%
3M Co.
2.88%, 10/15/2027 75,000 72,382
3.25%, 8/26/2049 10,000 8,424
Agilent Technologies, Inc., 2.75%, 9/15/2029 50,000 44,881
Amcor Finance USA, Inc., 3.63%, 4/28/2026 25,000 24,687
Amphenol Corp., 2.80%, 2/15/2030 20,000 17,916
Berry Global, Inc., 1.65%, 1/15/2027 25,000 22,210
Boeing Co. (The)
1.95%, 2/01/2024 60,000 58,412
4.88%, 5/01/2025 10,000 10,122
2.20%, 2/04/2026 25,000 22,840
3.25%, 2/01/2028 134,000 124,024
2.95%, 2/01/2030 10,000 8,708
5.15%, 5/01/2030 10,000 9,959
6.13%, 2/15/2033 105,000 111,586
3.60%, 5/01/2034 25,000 21,247
3.25%, 2/01/2035 45,000 36,133
6.63%, 2/15/2038 25,000 27,561
3.85%, 11/01/2048 50,000 38,761
5.81%, 5/01/2050 35,000 35,020
3.83%, 3/01/2059 45,000 32,564
5.93%, 5/01/2060 25,000 24,840
Burlington Northern Santa Fe LLC
3.85%, 9/01/2023 50,000 50,549
7.00%, 12/15/2025 20,000 22,304
4.90%, 4/01/2044 15,000 15,605
4.55%, 9/01/2044 27,000 26,955
Canadian National Railway Co.
3.20%, 8/02/2046 50,000 41,750
4.45%, 1/20/2049 100,000 100,806
2.45%, 5/01/2050 100,000 71,469
Carrier Global Corp.
2.72%, 2/15/2030 25,000 22,092
3.38%, 4/05/2040 20,000 16,497
3.58%, 4/05/2050 62,000 49,682
Caterpillar Financial Services Corp.
3.30%, 6/09/2024 10,000 10,043
1.45%, 5/15/2025 20,000 18,929
CSX Corp.
3.35%, 11/01/2025 25,000 24,760
4.75%, 11/15/2048 13,000 13,095
3.80%, 4/15/2050 15,000 13,260
2.50%, 5/15/2051 10,000 6,995
4.25%, 11/01/2066 50,000 44,921
Deere & Co.
2.75%, 4/15/2025 10,000 9,829
3.90%, 6/09/2042 25,000 24,177
Eaton Corp., 4.15%, 11/02/2042 55,000 51,938
Emerson Electric Co., 1.95%, 10/15/2030 75,000 64,527
FedEx Corp.
4.25%, 5/15/2030 10,000 9,898
3.88%, 8/01/2042 75,000 64,617
4.75%, 11/15/2045 15,000 14,267
4.55%, 4/01/2046 30,000 27,763
4.40%, 1/15/2047 10,000 9,106
5.25%, 5/15/2050
(a)
25,000 25,609
Flex Ltd.
4.88%, 6/15/2029
(a)
100,000 99,770
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Industrial – 2.0% (continued)
4.88%, 5/12/2030 75,000 74,173
GATX Corp.
4.70%, 4/01/2029 30,000 30,526
3.10%, 6/01/2051 50,000 36,206
GE Capital International Funding Co. Unlimited
Co., 4.42%, 11/15/2035 200,000 195,463
General Dynamics Corp.
3.25%, 4/01/2025 50,000 49,864
3.50%, 4/01/2027 40,000 39,652
4.25%, 4/01/2040 10,000 9,881
Honeywell International, Inc.
2.30%, 8/15/2024 25,000 24,642
1.75%, 9/01/2031 50,000 42,144
3.81%, 11/21/2047 70,000 66,073
Huntington Ingalls Industries, Inc., 3.84%,
5/01/2025 75,000 75,004
IDEX Corp., 2.63%, 6/15/2031 25,000 21,509
Illinois Tool Works, Inc., 2.65%, 11/15/2026 35,000 33,845
Jabil, Inc.
4.25%, 5/15/2027 50,000 49,564
3.95%, 1/12/2028
(a)
10,000 9,739
John Deere Capital Corp.
3.45%, 6/07/2023 100,000 100,731
3.45%, 1/10/2024 10,000 10,084
2.13%, 3/07/2025 300,000 291,385
2.35%, 3/08/2027 5,000 4,727
2.45%, 1/09/2030 20,000 18,230
Kansas City Southern
2.88%, 11/15/2029 43,000 39,164
4.30%, 5/15/2043 40,000 36,145
Keysight Technologies, Inc., 3.00%, 10/30/2029 60,000 54,219
Kirby Corp., 4.20%, 3/01/2028 65,000 62,140
L3harris Technologies, Inc.
3.83%, 4/27/2025 50,000 50,053
4.40%, 6/15/2028 100,000 100,100
1.80%, 1/15/2031 50,000 40,959
Lennox International, Inc., 1.35%, 8/01/2025 50,000 46,261
Lockheed Martin Corp.
3.55%, 1/15/2026 25,000 25,196
3.80%, 3/01/2045 140,000 129,442
Mohawk Industries, Inc., 3.63%, 5/15/2030 10,000 9,306
Norfolk Southern Corp.
4.15%, 2/28/2048 50,000 46,263
2.90%, 8/25/2051 100,000 74,779
Northrop Grumman Corp.
5.05%, 11/15/2040 20,000 20,804
4.75%, 6/01/2043 35,000 35,388
Nvent Finance Sarl, 2.75%, 11/15/2031 100,000 85,218
Oshkosh Corp., 3.10%, 3/01/2030 50,000 44,059
Otis Worldwide Corp.
2.29%, 4/05/2027 40,000 36,930
3.36%, 2/15/2050 25,000 19,627
Packaging Corp. of America, 3.40%, 12/15/2027 45,000 43,691
Parker-Hannifin Corp.
2.70%, 6/14/2024 100,000 98,335
3.25%, 6/14/2029 25,000 23,346
4.10%, 3/01/2047 120,000 108,450

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Industrial – 2.0% (continued)
Raytheon Technologies Corp.
3.70%, 12/15/2023 55,000 55,502
3.20%, 3/15/2024 5,000 5,008
7.20%, 8/15/2027 25,000 28,848
2.38%, 3/15/2032 50,000 42,823
4.80%, 12/15/2043 31,000 31,447
4.63%, 11/16/2048 25,000 25,211
3.13%, 7/01/2050 25,000 19,816
3.03%, 3/15/2052 50,000 38,572
Republic Services, Inc.
0.88%, 11/15/2025 20,000 18,104
2.30%, 3/01/2030 50,000 43,524
1.75%, 2/15/2032 20,000 16,059
Rockwell Automation, Inc., 2.80%, 8/15/2061 150,000 104,686
Ryder System, Inc., 2.50%, 9/01/2024 50,000 48,689
Snap-On, Inc., 3.10%, 5/01/2050 25,000 20,076
Textron, Inc.
4.30%, 3/01/2024 25,000 25,304
4.00%, 3/15/2026 25,000 25,062
Trane Technologies Global Holding Co. Ltd.,
4.30%, 2/21/2048 60,000 55,467
Tyco Electronics Group SA, 3.13%, 8/15/2027 35,000 33,824
Union Pacific Corp.
3.00%, 4/15/2027 100,000 96,741
3.55%, 8/15/2039 50,000 44,966
4.05%, 3/01/2046 75,000 69,925
4.50%, 9/10/2048 10,000 9,894
4.10%, 9/15/2067 15,000 13,395
3.80%, 4/06/2071 50,000 42,187
3.85%, 2/14/2072 15,000 12,800
United Parcel Service, Inc.
3.90%, 4/01/2025 50,000 50,629
3.05%, 11/15/2027
(a)
25,000 24,310
5.30%, 4/01/2050 20,000 22,675
Vontier Corp.
1.80%, 4/01/2026 50,000 44,418
2.40%, 4/01/2028 75,000 64,213
2.95%, 4/01/2031 100,000 83,650
Waste Management, Inc.
2.40%, 5/15/2023
(a)
85,000 85,036
3.13%, 3/01/2025 75,000 74,627
4.10%, 3/01/2045 25,000 23,200
4.15%, 7/15/2049 15,000 14,426
2.50%, 11/15/2050 20,000 14,293
Westinghouse Air Brake Technologies Corp.
4.40%, 3/15/2024 75,000 75,750
3.20%, 6/15/2025 100,000 96,984
3.45%, 11/15/2026 135,000 129,879
4.95%, 9/15/2028 100,000 100,471
WRKCo, Inc., 4.65%, 3/15/2026 25,000 25,565
5,974,863
Technology – 1.6%
Activision Blizzard, Inc., 3.40%, 9/15/2026 10,000 9,935
Adobe, Inc., 2.15%, 2/01/2027 40,000 37,701
Amdocs Ltd., 2.54%, 6/15/2030 65,000 55,948
Analog Devices, Inc., 2.95%, 4/01/2025 10,000 9,875
Apple, Inc.
2.40%, 5/03/2023 96,000 96,147
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Technology – 1.6% (continued)
3.00%, 2/09/2024 9,000 9,035
1.80%, 9/11/2024 10,000 9,756
1.13%, 5/11/2025 15,000 14,148
3.20%, 5/13/2025 100,000 100,257
0.55%, 8/20/2025
(a)
10,000 9,197
0.70%, 2/08/2026 10,000 9,133
3.25%, 2/23/2026 50,000 49,914
3.35%, 2/09/2027 200,000 199,203
1.25%, 8/20/2030 10,000 8,255
1.65%, 2/08/2031 60,000 50,778
2.38%, 2/08/2041 60,000 46,804
3.85%, 5/04/2043 25,000 23,699
4.65%, 2/23/2046 25,000 26,423
2.55%, 8/20/2060 50,000 35,227
2.80%, 2/08/2061 10,000 7,342
Applied Materials, Inc.
1.75%, 6/01/2030 30,000 25,692
5.10%, 10/01/2035 30,000 32,518
AutoDesk, Inc., 2.85%, 1/15/2030 91,000 81,431
Broadcom Corp. / Broadcom Cayman Finance
Ltd., 3.63%, 1/15/2024 10,000 10,054
Broadcom, Inc.
4.00%, 4/15/2029
(b)
50,000 47,748
2.45%, 2/15/2031
(b)
55,000 45,390
4.15%, 4/15/2032
(b)
50,000 46,420
4.93%, 5/15/2037
(b)
50,000 46,736
3.50%, 2/15/2041
(b)
5,000 3,897
3.75%, 2/15/2051
(b)
5,000 3,847
Broadridge Financial Solutions, Inc., 3.40%,
6/27/2026 10,000 9,803
CDW LLC / CDW Finance Corp.
4.13%, 5/01/2025 100,000 98,488
2.67%, 12/01/2026 50,000 45,978
3.28%, 12/01/2028 100,000 90,250
Citrix Systems, Inc.
1.25%, 3/01/2026 20,000 19,591
3.30%, 3/01/2030 100,000 98,730
Dell International LLC / EMC Corp.
4.00%, 7/15/2024 10,000 10,066
4.90%, 10/01/2026 50,000 51,001
3.45%, 12/15/2051
(b)
110,000 77,831
DXC Technology Co., 2.38%, 9/15/2028 30,000 26,104
Electronic Arts, Inc., 1.85%, 2/15/2031 25,000 20,742
Fiserv, Inc., 2.75%, 7/01/2024 25,000 24,581
Fortinet, Inc., 1.00%, 3/15/2026 50,000 44,527
Hewlett Packard Enterprise Co.
1.45%, 4/01/2024 10,000 9,631
6.20%, 10/15/2035 50,000 54,640
6.35%, 10/15/2045 20,000 21,158
HP, Inc.
3.00%, 6/17/2027 100,000 93,931
6.00%, 9/15/2041 35,000 36,576
Intel Corp.
3.15%, 5/11/2027
(a)
30,000 29,486
2.45%, 11/15/2029 30,000 27,122
4.10%, 5/11/2047 40,000 37,442
4.75%, 3/25/2050 150,000 155,600
3.10%, 2/15/2060 10,000 7,418

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Technology – 1.6% (continued)
International Business Machines Corp.
3.30%, 1/27/2027 100,000 98,590
1.70%, 5/15/2027 50,000 45,396
4.15%, 5/15/2039 100,000 94,923
2.85%, 5/15/2040 250,000 198,514
4.00%, 6/20/2042 25,000 22,879
Intuit, Inc., 1.65%, 7/15/2030 69,000 57,617
KLA Corp., 5.00%, 3/15/2049 50,000 53,932
LAM Research Corp., 3.13%, 6/15/2060 50,000 38,839
Micron Technology, Inc., 4.66%, 2/15/2030 25,000 24,706
Microsoft Corp.
3.63%, 12/15/2023 50,000 50,684
2.88%, 2/06/2024 30,000 30,073
2.40%, 8/08/2026 25,000 24,186
4.50%, 10/01/2040 75,000 79,743
4.25%, 2/06/2047 40,000 41,421
2.53%, 6/01/2050 25,000 18,862
2.92%, 3/17/2052 170,000 138,428
3.04%, 3/17/2062 81,000 64,696
NetApp, Inc., 1.88%, 6/22/2025 10,000 9,431
NVIDIA Corp.
3.50%, 4/01/2040 20,000 18,108
3.50%, 4/01/2050 40,000 35,292
Oracle Corp.
1.65%, 3/25/2026 50,000 45,231
2.65%, 7/15/2026 50,000 46,727
2.95%, 4/01/2030 22,000 19,062
2.88%, 3/25/2031 10,000 8,482
4.30%, 7/08/2034 100,000 90,536
4.00%, 11/15/2047 30,000 23,180
3.60%, 4/01/2050 85,000 61,026
3.95%, 3/25/2051 50,000 38,024
4.38%, 5/15/2055 25,000 19,631
3.85%, 4/01/2060 125,000 87,874
4.10%, 3/25/2061 10,000 7,410
Qualcomm, Inc., 4.80%, 5/20/2045 87,000 90,667
Roper Technologies, Inc., 1.00%, 9/15/2025 20,000 18,291
Servicenow, Inc., 1.40%, 9/01/2030 150,000 120,442
Teledyne FLIR LLC, 2.50%, 8/01/2030 25,000 21,322
Texas Instruments, Inc.
1.13%, 9/15/2026 50,000 45,655
2.25%, 9/04/2029 13,000 11,773
1.90%, 9/15/2031 50,000 42,725
TSMC Arizona Corp.
3.88%, 4/22/2027 200,000 199,265
3.13%, 10/25/2041 50,000 42,190
VMware, Inc.
4.50%, 5/15/2025 25,000 25,348
1.40%, 8/15/2026 50,000 44,809
Western Digital Corp., 4.75%, 2/15/2026 100,000 99,356
Xilinx, Inc.
2.95%, 6/01/2024 35,000 34,765
2.38%, 6/01/2030 35,000 30,873
4,664,190
Utilities – 2.0%
AEP Texas, Inc., Series I, 2.10%, 7/01/2030 115,000 97,206
AEP Transmission Co. LLC, 3.80%, 6/15/2049 30,000 26,574
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Utilities – 2.0% (continued)
AES Corp. (The)
1.38%, 1/15/2026 200,000 179,914
2.45%, 1/15/2031 50,000 41,445
Alabama Power Co.
3.75%, 3/01/2045 50,000 43,083
3.13%, 7/15/2051 15,000 11,740
Ameren Illinois Co., 1.55%, 11/15/2030 10,000 8,249
American Water Capital Corp.
3.75%, 9/01/2028 40,000 39,362
2.80%, 5/01/2030 25,000 22,804
6.59%, 10/15/2037 90,000 109,407
4.15%, 6/01/2049 50,000 45,784
Arizona Public Service Co.
4.25%, 3/01/2049 100,000 91,481
3.35%, 5/15/2050 50,000 38,867
Atmos Energy Corp.
1.50%, 1/15/2031 45,000 36,567
3.38%, 9/15/2049 50,000 41,965
Berkshire Hathaway Energy Co., 4.05%,
4/15/2025 40,000 40,587
Black Hills Corp.
3.05%, 10/15/2029 150,000 136,557
3.88%, 10/15/2049 10,000 8,552
CenterPoint Energy Resources Corp., 4.10%,
9/01/2047 25,000 23,115
Commonwealth Edison Co.
3.70%, 3/01/2045 100,000 88,835
4.00%, 3/01/2048 20,000 18,601
4.00%, 3/01/2049 20,000 18,546
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054 30,000 28,886
Series C, 4.00%, 11/15/2057 50,000 42,881
Series C, 3.00%, 12/01/2060 20,000 14,368
Constellation Energy Generation LLC, 5.75%,
10/01/2041 30,000 29,705
Delmarva Power & Light Co., 4.15%, 5/15/2045 25,000 22,921
Dominion Energy, Inc.
Series A, 1.45%, 4/15/2026 30,000 27,354
Series B, 3.30%, 4/15/2041 25,000 20,586
Duke Energy Carolinas LLC
2.85%, 3/15/2032 100,000 90,290
4.25%, 12/15/2041 30,000 28,443
3.75%, 6/01/2045 75,000 65,697
3.88%, 3/15/2046 75,000 68,055
3.55%, 3/15/2052 100,000 86,394
Duke Energy Corp.
2.65%, 9/01/2026 50,000 47,411
3.75%, 9/01/2046 20,000 16,553
4.20%, 6/15/2049 25,000 21,963
Duke Energy Florida LLC, 1.75%, 6/15/2030 100,000 83,958
Duke Energy Indiana LLC
Series YYY, 3.25%, 10/01/2049 25,000 20,332
2.75%, 4/01/2050 45,000 33,300
Duke Energy Ohio, Inc., 3.70%, 6/15/2046 50,000 43,639
Duke Energy Progress LLC, 3.38%, 9/01/2023 80,000 80,516
Eastern Energy Gas Holdings LLC, Series A,
2.50%, 11/15/2024 34,000 33,141
Edison International, 4.13%, 3/15/2028 10,000 9,635

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Utilities – 2.0% (continued)
El Paso Electric Co., 6.00%, 5/15/2035 33,000 36,194
Emera US Finance LP, 3.55%, 6/15/2026 10,000 9,758
ENEL Americas SA, 4.00%, 10/25/2026 50,000 49,212
ENEL Generacion Chile SA, 4.25%, 4/15/2024 25,000 25,002
Entergy Louisiana LLC, 2.40%, 10/01/2026 35,000 32,962
Essential Utilities, Inc.
3.57%, 5/01/2029 50,000 47,811
3.35%, 4/15/2050 15,000 11,942
Evergy, Inc., 2.45%, 9/15/2024 100,000 96,851
Eversource Energy, Series R, 1.65%, 8/15/2030 50,000 40,194
Florida Power & Light Co.
2.85%, 4/01/2025 75,000 73,888
3.80%, 12/15/2042 50,000 46,072
Idaho Power Co., Series K, 4.20%, 3/01/2048 25,000 23,957
Interstate Power and Light Co., 2.30%,
6/01/2030 15,000 13,008
ITC Holdings Corp., 3.35%, 11/15/2027 50,000 48,473
Louisville Gas & Electric Co., 4.25%, 4/01/2049 25,000 23,692
MidAmerican Energy Co.
3.50%, 10/15/2024 70,000 70,462
5.80%, 10/15/2036 50,000 56,799
4.25%, 7/15/2049 30,000 29,169
National Fuel Gas Co., 2.95%, 3/01/2031 200,000 170,843
National Rural Utilities Cooperative Finance Corp.
1.00%, 6/15/2026 45,000 40,396
4.30%, 3/15/2049 15,000 14,505
NextEra Energy Capital Holdings, Inc.
1.88%, 1/15/2027 50,000 45,721
2.25%, 6/01/2030 30,000 25,713
2.44%, 1/15/2032 50,000 42,422
3.00%, 1/15/2052 50,000 37,362
NiSource, Inc.
0.95%, 8/15/2025 15,000 13,603
5.25%, 2/15/2043 35,000 34,620
Northern States Power Co., 2.90%, 3/01/2050 20,000 15,660
Ohio Power Co., Series R, 2.90%, 10/01/2051 25,000 18,449
Oklahoma Gas & Electric Co.
3.25%, 4/01/2030 150,000 140,796
4.15%, 4/01/2047 35,000 32,340
Oncor Electric Delivery Co. LLC, 3.10%,
9/15/2049 15,000 12,101
Pacific Gas & Electric Co.
3.85%, 11/15/2023 50,000 49,866
3.15%, 1/01/2026 10,000 9,411
2.10%, 8/01/2027 10,000 8,629
4.65%, 8/01/2028 100,000 96,103
4.55%, 7/01/2030 5,000 4,628
2.50%, 2/01/2031 50,000 39,608
4.50%, 7/01/2040 30,000 24,625
3.30%, 8/01/2040 30,000 21,867
4.20%, 6/01/2041 75,000 59,021
4.60%, 6/15/2043 100,000 80,641
4.00%, 12/01/2046 50,000 36,797
3.95%, 12/01/2047 50,000 36,508
4.95%, 7/01/2050 30,000 25,043
Pacificorp, 4.10%, 2/01/2042 35,000 31,942
PECO Energy Co.
3.00%, 9/15/2049 40,000 31,423
2.85%, 9/15/2051 50,000 38,498
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Utilities – 2.0% (continued)
Piedmont Natural Gas Co., Inc.
2.50%, 3/15/2031 25,000 21,583
3.35%, 6/01/2050 15,000 11,918
Public Service Co. of Colorado
Series 17, 6.25%, 9/01/2037 10,000 12,031
Series 34, 3.20%, 3/01/2050 20,000 16,491
Public Service Co. of New Hampshire, 3.60%,
7/01/2049 100,000 86,892
Public Service Electric & Gas Co., 3.95%,
5/01/2042 35,000 32,466
Public Service Enterprise Group, Inc.
0.80%, 8/15/2025 10,000 9,086
1.60%, 8/15/2030 60,000 48,599
Puget Energy, Inc., 4.10%, 6/15/2030 75,000 71,754
Puget Sound Energy, Inc., 2.89%, 9/15/2051 25,000 18,983
San Diego Gas & Electric Co.
2.50%, 5/15/2026 50,000 47,771
3.00%, 3/15/2032 100,000 90,163
Series RRR, 3.75%, 6/01/2047 60,000 53,148
Series TTT, 4.10%, 6/15/2049 10,000 9,322
Sempra Energy, 3.80%, 2/01/2038 15,000 13,602
Southern California Edison Co.
2.25%, 6/01/2030 125,000 106,783
6.00%, 1/15/2034 160,000 174,561
4.50%, 9/01/2040 75,000 69,085
Series C, 3.60%, 2/01/2045 25,000 19,865
Series B, 4.88%, 3/01/2049 25,000 23,912
Southern California Gas Co.
3.75%, 9/15/2042 35,000 31,273
Series VV, 4.30%, 1/15/2049 15,000 14,433
Series WW, 3.95%, 2/15/2050 15,000 13,665
Southern Co. (The), Series A, 3.70%, 4/30/2030 10,000 9,438
Southern Co. Gas Capital Corp.
4.40%, 5/30/2047 130,000 119,350
Series 21A, 3.15%, 9/30/2051 25,000 18,734
Southern Power Co., 5.25%, 7/15/2043 20,000 19,579
Southwest Gas Corp.
2.20%, 6/15/2030 65,000 54,137
4.15%, 6/01/2049 25,000 22,024
Southwestern Electric Power Co.
Series N, 1.65%, 3/15/2026 125,000 115,068
Series J, 3.90%, 4/01/2045 40,000 34,091
Toledo Edison Co. (The), 6.15%, 5/15/2037 25,000 28,855
Tucson Electric Power Co., 1.50%, 8/01/2030 50,000 40,562
Union Electric Co.
3.25%, 10/01/2049 75,000 61,928
3.90%, 4/01/2052 100,000 91,026
Virginia Electric & Power Co.
Series A, 3.80%, 4/01/2028 50,000 49,510
Series B, 3.80%, 9/15/2047 20,000 18,013
2.45%, 12/15/2050 10,000 7,004
WEC Energy Group, Inc., 2.20%, 12/15/2028 50,000 44,230
Wisconsin Power & Light Co., 1.95%,9/16/2031 50,000 41,822
Xcel Energy, Inc.
0.50%, 10/15/2023 30,000 28,891

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 24.4% (continued)
Utilities – 2.0% (continued)
2.60%, 12/01/2029 10,000 8,886
5,870,390
Total Corporate Bonds (cost $81,774,401) 72,288,319
Foreign Governmental – 1.8%
Chile Government International Bond
3.24%, 2/06/2028 40,000 38,248
2.45%, 1/31/2031 20,000 17,447
3.10%, 1/22/2061 100,000 69,464
Hungary Government International Bond,
5.75%, 11/22/2023 120,000 124,051
Hydro-Quebec, Series HH, 8.50%, 12/01/2029 25,000 33,282
Indonesia Government International Bond
3.50%, 1/11/2028 50,000 48,910
4.10%, 4/24/2028 50,000 50,392
3.40%, 9/18/2029 70,000 67,445
1.85%, 3/12/2031 20,000 16,970
3.05%, 3/12/2051 20,000 15,826
Israel Government AID Bond, 5.50%, 9/18/2033 40,000 48,112
Israel Government International Bond, 3.88%,
7/03/2050 160,000 151,376
Korea International Bond, 4.13%, 6/10/2044 200,000 218,496
Mexico Government International Bond
4.50%, 4/22/2029 50,000 49,484
3.25%, 4/16/2030
(a)
75,000 67,374
2.66%, 5/24/2031 50,000 41,903
4.75%, 4/27/2032 60,000 58,746
6.75%, 9/27/2034 89,000 102,011
6.05%, 1/11/2040 40,000 41,364
4.28%, 8/14/2041 100,000 83,459
4.50%, 1/31/2050 150,000 124,501
5.75%, 10/12/2110 20,000 18,042
Panama Government International Bond
4.00%, 9/22/2024 50,000 50,357
3.75%, 3/16/2025 50,000 49,860
9.38%, 4/01/2029 100,000 127,261
6.70%, 1/26/2036 40,000 45,014
Peruvian Government International Bond
2.39%, 1/23/2026 20,000 18,721
2.84%, 6/20/2030 20,000 17,819
2.78%, 1/23/2031 200,000 173,197
1.86%, 12/01/2032 125,000 97,072
8.75%, 11/21/2033 20,000 26,530
3.23%, 7/28/2121 100,000 63,563
Philippine Government International Bond
3.00%, 2/01/2028 100,000 95,833
9.50%, 2/02/2030 117,000 156,566
1.95%, 1/06/2032 100,000 83,801
Province of Alberta Canada
2.95%, 1/23/2024 50,000 50,134
3.30%, 3/15/2028 25,000 25,013
1.30%, 7/22/2030 325,000 278,993
Province of British Columbia Canada
Series 10, 1.75%, 9/27/2024 20,000 19,463
0.90%, 7/20/2026 50,000 45,598
1.30%, 1/29/2031 220,000 187,963
Province of Manitoba Canada, 2.13%,
6/22/2026 310,000 297,074
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Foreign Governmental – 1.8% (continued)
Province of Ontario Canada
3.20%, 5/16/2024 30,000 30,181
0.63%, 1/21/2026 10,000 9,133
1.05%, 4/14/2026 15,000 13,852
2.50%, 4/27/2026 175,000 170,936
1.05%, 5/21/2027 65,000 58,509
1.13%, 10/07/2030 50,000 42,068
1.60%, 2/25/2031 130,000 113,164
Province of Quebec Canada
Series QX, 1.50%, 2/11/2025 127,000 121,976
0.60%, 7/23/2025 100,000 92,511
2.50%, 4/20/2026 20,000 19,532
2.75%, 4/12/2027 150,000 147,127
1.90%, 4/21/2031 15,000 13,409
Republic of Italy Government International Bond
6.88%, 9/27/2023 115,000 121,020
0.88%, 5/06/2024 150,000 142,756
4.00%, 10/17/2049 20,000 17,734
3.88%, 5/06/2051 105,000 89,503
Republic of Poland Government International
Bond, 4.00%, 1/22/2024 350,000 353,744
Svensk Exportkredit AB
Series G, 0.63%, 5/14/2025 200,000 186,074
5/11/2037
(c)
30,000 17,009
Uruguay Government International Bond
4.38%, 10/27/2027 50,000 51,054
4.98%, 4/20/2055 142,000 146,589
Total Foreign Governmental (cost
$5,920,470) 5,354,616
Municipal Securities – 0.3%
California State University, RB, 2.72%,
11/01/2052 50,000 38,597
City of Los Angeles Department of Airports
Customer Facility Charge, RB, 4.24%,
5/15/2048 200,000 181,536
Michigan State University, RB, 4.17%,
8/15/2122 100,000 84,972
New Jersey Turnpike Authority, RB, 7.10%,
1/01/2041 20,000 26,570
North Texas Tollway Authority, RB, 6.72%,
1/01/2049 15,000 20,558
Ohio State University (The), RB, 4.80%,
6/01/2111 10,000 9,876
Port Authority of New York & New Jersey, RB,
4.96%, 8/01/2046 100,000 109,292
Regents of The University of California Medical
Center Pooled, RB, 6.58%, 5/15/2049 100,000 128,864
State Board of Administration Finance Corp., RB,
1.71%, 7/01/2027 100,000 90,837
State of California, GO
7.30%, 10/01/2039 50,000 65,906
7.60%, 11/01/2040 15,000 21,035
State of Illinois Sales Tax Securitization Corp.,
RB, 3.59%, 1/01/2043 30,000 26,685
State of Illinois, GO, 5.10%, 6/01/2033 20,000 20,449
University of Michigan, RB, 4.45%, 4/01/2122 100,000 94,746
University of Virginia, RB, 2.58%, 11/01/2051 50,000 37,770
Total Municipal Securities (cost $1,125,727) 957,693
Supranational Bank – 1.6%
African Development Bank, 3.00%, 9/20/2023 75,000 75,408

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Supranational Bank – 1.6% (continued)
Asian Development Bank
2.63%, 1/30/2024 50,000 49,951
Series G, 1.00%, 4/14/2026 50,000 46,279
Series G, 1.50%, 1/20/2027 50,000 46,667
2.75%, 1/19/2028 50,000 49,144
1.75%, 9/19/2029 150,000 136,954
0.75%, 10/08/2030 150,000 124,647
Asian Infrastructure Investment Bank (The)
0.25%, 9/29/2023 50,000 48,315
0.50%, 5/28/2025 125,000 115,419
European Bank For Reconstruction & Development
0.25%, 7/10/2023 70,000 68,159
1.63%, 9/27/2024 150,000 145,680
European Investment Bank
Series G, 2.88%, 8/15/2023 225,000 225,996
Series G, 3.13%, 12/14/2023 300,000 302,225
2.63%, 3/15/2024 250,000 249,551
1.88%, 2/10/2025 50,000 48,644
0.38%, 12/15/2025 5,000 4,554
0.38%, 3/26/2026 10,000 9,037
2.38%, 5/24/2027 150,000 145,463
1.75%, 3/15/2029
(a)
100,000 92,050
1.25%, 2/14/2031
(a)
150,000 129,656
Export-Import Bank of Korea, 0.63%,
6/29/2024 200,000 190,134
Inter-American Development Bank
2.13%, 1/15/2025 50,000 48,968
2.00%, 6/02/2026 15,000 14,412
1.50%, 1/13/2027 100,000 93,363
0.63%, 9/16/2027 50,000 43,987
1.13%, 7/20/2028 50,000 44,535
3.13%, 9/18/2028 50,000 50,151
1.13%, 1/13/2031 10,000 8,535
3.88%, 10/28/2041 150,000 159,159
Inter-American Investment Corp., 2.63%,
4/22/2025 100,000 98,726
International Bank For Reconstruction & Development
1.88%, 6/19/2023 300,000 298,129
2.25%, 3/28/2024 200,000 198,273
2.50%, 11/25/2024 20,000 19,809
0.75%, 3/11/2025 50,000 47,046
0.38%, 7/28/2025 150,000 138,087
0.50%, 10/28/2025 75,000 68,832
3.13%, 11/20/2025 75,000 75,368
0.75%, 8/26/2030 75,000 62,431
1.25%, 2/10/2031 10,000 8,614
2.50%, 3/29/2032 100,000 94,876
Japan Bank For International Cooperation
0.63%, 7/15/2025 50,000 46,207
2.25%, 11/04/2026 224,000 215,131
2.88%, 6/01/2027 200,000 196,353
2.75%, 11/16/2027 64,000 62,301
Japan International Cooperation Agency, 3.38%,
6/12/2028 50,000 50,150
Korea Development Bank (The)
2.13%, 10/01/2024 15,000 14,676
3.38%, 9/16/2025 200,000 200,660
2.00%, 10/25/2031 100,000 85,838
Total Supranational Bank (cost $5,023,163) 4,748,550
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8%
Federal Farm Credit Banks Funding Corp.,
0.25%, 2/26/2024 50,000 47,848
Federal Home Loan Banks
2.50%, 2/13/2024
(a)
385,000 383,942
2.75%, 12/13/2024 10,000 9,957
0.50%, 4/14/2025 300,000 279,909
1.00%, 3/23/2026 185,250 170,802
3.00%, 3/12/2027 300,000 300,197
3.25%, 11/16/2028 305,000 308,402
Federal Home Loan Mortgage Corporation
0.25%, 8/24/2023
(d)
54,000 52,482
0.25%, 9/08/2023
(d)
25,000 24,257
1.50%, 2/12/2025
(d)
119,000 114,570
0.38%, 7/21/2025
(a)(d)
100,000 92,256
0.38%, 9/23/2025
(a)(d)
375,000 343,874
2.50%, 9/01/2027 17,648 17,365
4.00%, 7/01/2029 14,296 14,560
6.75%, 9/15/2029
(d)
50,000 62,055
3.00%, 2/01/2031 30,673 30,453
2.50%, 12/01/2031 18,571 18,049
2.50%, 3/01/2032 107,519 104,494
6.25%, 7/15/2032
(d)
70,000 88,317
3.00%, 9/01/2032 51,483 50,653
3.00%, 1/01/2033 6,574 6,514
3.50%, 2/01/2033 88,017 88,923
3.00%, 4/01/2033 35,621 35,549
3.00%, 4/01/2033 80,478 80,004
3.00%, 7/01/2033 103,309 101,569
2.50%, 11/01/2034 30,521 29,498
3.50%, 3/01/2035 9,166 9,154
3.00%, 4/01/2035 35,033 34,548
2.50%, 5/01/2035 43,610 41,956
3.00%, 6/01/2035 94,771 94,092
3.00%, 6/01/2035 49,568 48,881
2.00%, 8/01/2035 244,441 229,844
2.50%, 9/01/2035 138,429 133,180
1.50%, 11/01/2035 129,853 119,232
2.00%, 11/01/2035 64,353 60,510
1.50%, 12/01/2035 85,544 78,547
1.50%, 2/01/2036 484,597 444,961
2.50%, 5/01/2036 76,580 73,490
2.50%, 6/01/2036 374,853 359,727
2.00%, 8/01/2036 226,331 212,504
2.50%, 8/01/2036 131,374 126,073
1.50%, 9/01/2036 46,472 42,597
1.00%, 10/01/2036 47,556 41,917
2.00%, 10/01/2036 93,291 87,591
1.50%, 11/01/2036 95,498 87,535
2.00%, 11/01/2036 47,404 44,508
1.50%, 1/01/2037 97,174 89,071
1.50%, 2/01/2037 24,492 22,450
1.50%, 2/01/2037 195,512 179,208
3.00%, 5/01/2037 24,235 23,314
3.00%, 5/01/2037
(d)
18,176 17,504
3.00%, 11/01/2039 47,518 45,758
3.00%, 3/01/2040 50,530 48,658
2.50%, 4/01/2040 7,920 7,347
2.00%, 8/01/2040 98,314 88,231
2.50%, 9/01/2040 61,110 56,683
2.50%, 10/01/2040 17,125 15,885
2.00%, 11/01/2040 19,662 17,645

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Federal Home Loan Mortgage Corporation
(continued)
4.00%, 11/01/2040 60,869 61,868
1.50%, 1/01/2041 21,387 18,473
2.00%, 3/01/2041 21,709 19,475
1.50%, 5/01/2041 206,741 178,413
4.50%, 5/01/2041
(d)
117,854 122,629
2.50%, 6/01/2041 88,987 82,375
2.00%, 8/01/2041 93,720 84,072
2.00%, 12/01/2041 390,486 350,290
3.00%, 12/01/2042
(d)
18,895 18,207
3.00%, 1/01/2043
(d)
52,466 50,556
3.50%, 2/01/2043 57,335 56,885
3.00%, 4/01/2043 70,826 68,277
3.50%, 12/01/2044
(d)
50,387 49,808
4.00%, 12/01/2044 23,285 23,609
3.00%, 1/01/2045 358,619 345,240
4.00%, 2/01/2045 53,609 54,356
3.00%, 5/01/2045 10,650 10,223
3.50%, 7/01/2045
(d)
80,172 79,076
3.50%, 7/01/2045 11,978 11,804
3.50%, 10/01/2045 65,669 64,716
4.50%, 10/01/2045 77,709 80,659
4.00%, 11/01/2045 179,308 181,298
3.50%, 12/01/2045 8,359 8,238
3.50%, 8/01/2046
(d)
70,364 69,189
3.00%, 12/01/2046 173,765 166,405
3.00%, 1/01/2047 58,157 55,693
3.00%, 8/01/2047 48,283 46,238
4.00%, 8/01/2047
(d)
48,693 48,946
3.50%, 9/01/2047 20,572 20,211
4.50%, 10/01/2047 80,298 82,144
3.50%, 6/01/2048 75,876 74,402
3.50%, 7/01/2048 19,820 19,435
4.50%, 8/01/2048 91,840 93,824
4.00%, 1/01/2049 57,551 57,729
4.50%, 3/01/2049
(d)
30,582 31,275
3.50%, 5/01/2049 135,109 132,009
3.00%, 9/01/2049 40,443 38,470
3.00%, 10/01/2049 259,529 246,869
3.00%, 10/01/2049 46,430 44,165
5.00%, 10/01/2049 71,937 74,678
2.50%, 1/01/2050 38,262 35,204
4.50%, 2/01/2050 24,127 24,593
3.00%, 3/01/2050 37,654 35,817
3.00%, 4/01/2050 172,920 163,964
2.50%, 6/01/2050 77,665 71,261
2.50%, 6/01/2050 200,431 183,902
2.50%, 6/01/2050 66,954 61,433
2.50%, 7/01/2050 422,340 387,511
2.50%, 7/01/2050 186,678 171,283
2.50%, 8/01/2050 14,881 13,654
2.00%, 9/01/2050 346,272 306,946
2.50%, 9/01/2050 293,721 269,500
2.50%, 10/01/2050 138,584 127,156
2.50%, 10/01/2050 162,602 149,193
3.00%, 10/01/2050 38,778 36,769
2.00%, 12/01/2050 197,748 175,290
1.50%, 1/01/2051 337,059 285,041
1.50%, 2/01/2051 22,440 18,977
2.50%, 2/01/2051 223,278 204,865
2.50%, 3/01/2051 287,636 263,916
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Federal Home Loan Mortgage Corporation
(continued)
2.00%, 4/01/2051 295,331 261,110
2.00%, 4/01/2051 249,556 220,639
2.00%, 5/01/2051 115,157 101,814
2.00%, 5/01/2051 548,126 484,613
2.00%, 5/01/2051 371,483 328,438
2.50%, 5/01/2051 225,702 206,344
2.50%, 5/01/2051 67,554 61,760
1.50%, 6/01/2051 261,106 220,752
3.00%, 6/01/2051 118,608 112,040
2.50%, 7/01/2051 140,345 128,308
3.00%, 7/01/2051 375,974 355,154
3.00%, 7/01/2051 374,660 353,912
1.50%, 8/01/2051 192,810 163,012
2.00%, 8/01/2051 337,099 298,038
2.50%, 8/01/2051 179,153 163,788
1.50%, 9/01/2051 336,570 284,553
2.00%, 9/01/2051 384,997 340,386
2.00%, 9/01/2051 23,809 21,050
2.00%, 9/01/2051 334,863 296,062
2.00%, 9/01/2051 536,692 474,503
2.50%, 9/01/2051 191,356 174,943
2.50%, 9/01/2051 446,548 408,248
3.50%, 9/01/2051 136,058 132,373
1.50%, 10/01/2051 194,747 164,649
2.00%, 10/01/2051 217,837 192,596
2.50%, 10/01/2051 335,812 307,010
1.50%, 11/01/2051 48,776 41,237
2.00%, 12/01/2051 147,136 130,087
2.00%, 12/01/2051 644,133 569,495
2.50%, 12/01/2051 246,724 225,563
2.00%, 3/01/2052 645,124 569,115
3.50%, 4/01/2052 99,489 96,583
3.50%, 5/01/2052 150,000 145,618
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs.
Series 2014-K038, Class A2, 3.39%,
3/25/2024
(d)
195,000 195,319
Series 2015-KS03, Class A4, 3.16%,
5/25/2025
(d)
35,000 34,841
Series 2015-K051, Class A2, 3.31%,
9/25/2025
(d)
200,000 199,843
Series 2019-K736, Class A2, 2.28%,
7/25/2026
(d)
50,000 47,782
Series 2016-K058, Class AM, 2.72%,
8/25/2026
(d)
90,000 87,413
Series 2017-K064, Class A2, 3.22%,
3/25/2027
(d)
20,000 19,888
Series 2017-K069, Class A2, 3.19%,
9/25/2027
(d)
150,000 148,799
Series 2018-K072, Class A1, 3.25%,
11/25/2027
(d)
98,440 98,247
Series 2018-K072, Class A2, 3.44%,
12/25/2027
(d)
160,000 160,695
Series 2018-K077, Class A1, 3.70%,
3/25/2028
(d)
26,901 27,219
Series 2021-K743, Class A2, 1.77%,
5/25/2028
(d)
75,000 68,498
Series 2018-K077, Class A2, 3.85%,
5/25/2028
(d)
50,000 51,263
Series 2018-K081, Class AM, 3.90%,
8/25/2028
(d)
50,000 51,223

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Federal Home Loan Mortgage Corporation
Mutifamily Structured Pass-Through Ctfs.
(continued)
Series 2019-K087, Class A2, 3.77%,
12/25/2028
(d)
30,000 30,653
Series 2019-K089, Class AM, 3.63%,
1/25/2029
(d)
60,000 60,573
Series 2020-K106, Class A1, 1.78%,
10/25/2029
(d)
58,651 54,070
Series 2019-K101, Class A2, 2.52%,
10/25/2029
(d)
10,000 9,443
Series 2020-K105, Class A2, 1.87%,
1/25/2030
(d)
90,000 80,874
Series 2016-K152, Class A1, 2.83%,
5/25/2030
(d)
39,097 38,115
Series 2021-K123, Class A2, 1.62%,
12/25/2030
(d)
200,000 173,452
Series 2021-K126, Class A2, 2.07%,
1/25/2031
(d)
50,000 44,945
Series 2017-K153, Class A3, 3.12%,
10/25/2031
(d)
50,000 48,403
Series K137, Class A2, 2.35%, 11/25/2031
(d)
200,000 181,821
Series 2019-1513, Class A3, 2.80%,
8/25/2034
(d)
20,000 18,060
Federal National Mortgage Association
0.25%, 5/22/2023
(d)
50,000 48,975
2.88%, 9/12/2023
(d)
200,000 201,025
0.25%, 11/27/2023
(d)
75,000 72,333
1.75%, 7/02/2024
(d)
25,000 24,452
2.63%, 9/06/2024
(a)(d)
25,000 24,921
1.63%, 1/07/2025
(a)(d)
275,000 266,004
0.63%, 4/22/2025
(d)
30,000 28,076
0.38%, 8/25/2025
(d)
30,000 27,578
0.50%, 11/07/2025
(d)
171,000 157,039
1.88%, 9/24/2026
(d)
140,000 133,597
3.00%, 11/01/2026
(d)
25,908 25,782
3.00%, 12/01/2026
(d)
14,375 14,306
3.00%, 12/01/2026
(d)
50,266 50,023
3.00%, 12/01/2026
(d)
14,044 13,976
3.00%, 6/01/2027
(d)
14,158 14,139
0.75%, 10/08/2027
(a)(d)
100,000 88,741
3.00%, 2/01/2028
(d)
21,510 21,480
2.50%, 6/01/2028
(d)
47,556 46,833
3.00%, 9/01/2028
(d)
83,194 83,026
3.50%, 8/01/2030
(d)
24,596 24,698
0.88%, 8/05/2030
(a)(d)
165,000 137,706
2.00%, 10/01/2030
(d)
11,965 11,234
6.63%, 11/15/2030
(d)
75,000 94,169
2.50%, 3/01/2031
(d)
66,605 65,593
3.50%, 4/01/2031
(d)
75,135 75,828
3.00%, 8/01/2031
(d)
20,563 20,416
2.50%, 10/01/2031
(d)
124,355 122,187
2.00%, 11/01/2031
(d)
33,400 31,354
3.50%, 11/01/2031
(d)
20,504 20,556
2.50%, 1/01/2032
(d)
79,377 77,144
2.50%, 1/01/2032
(d)
15,192 14,753
3.00%, 1/01/2032
(d)
214,755 213,217
3.50%, 1/01/2032
(d)
17,248 17,272
3.00%, 2/01/2032
(d)
21,199 21,047
3.50%, 4/01/2032
(d)
19,852 20,056
3.00%, 8/01/2032
(d)
83,740 82,390
3.50%, 8/01/2032
(d)
80,071 80,892
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Federal National Mortgage Association
(continued)
3.00%, 9/01/2032
(d)
29,864 29,383
2.50%, 1/01/2033
(d)
26,949 26,479
3.00%, 2/01/2033
(d)
44,887 44,478
3.00%, 2/01/2033
(d)
141,281 139,995
3.50%, 5/01/2033
(d)
30,638 30,747
2.50%, 7/01/2033
(d)
31,493 30,607
4.00%, 4/01/2034
(d)
14,438 14,730
3.50%, 9/01/2034
(d)
24,720 24,695
4.00%, 10/01/2034
(d)
60,621 61,642
3.00%, 2/01/2035
(d)
8,744 8,616
2.50%, 3/01/2035
(d)
205,557 198,667
3.50%, 3/01/2035
(d)
10,704 10,742
4.00%, 3/01/2035
(d)
40,417 41,228
2.00%, 7/01/2035
(d)
29,069 27,333
2.50%, 7/01/2035
(d)
122,941 118,280
2.00%, 8/01/2035
(d)
57,872 54,416
2.50%, 9/01/2035
(d)
102,118 98,246
3.00%, 9/01/2035
(d)
26,913 26,540
1.50%, 10/01/2035
(d)
279,119 256,289
2.00%, 10/01/2035
(d)
17,601 16,550
2.00%, 10/01/2035
(d)
323,586 304,263
2.00%, 10/01/2035
(d)
38,691 36,380
5.50%, 10/01/2035
(d)
15,452 16,497
1.50%, 11/01/2035
(d)
18,401 16,896
2.00%, 11/01/2035
(d)
175,139 164,680
2.00%, 12/01/2035
(d)
36,606 34,420
1.50%, 4/01/2036
(d)
22,303 20,444
2.00%, 4/01/2036
(d)
44,794 42,057
2.50%, 4/01/2036
(d)
23,632 23,273
1.50%, 5/01/2036
(d)
44,688 40,961
1.50%, 5/01/2036
(d)
87,903 80,573
2.00%, 5/01/2036
(d)
85,136 79,934
2.00%, 6/01/2036
(d)
270,050 253,552
2.00%, 6/01/2036
(d)
264,398 248,245
2.00%, 7/01/2036
(d)
300,016 281,687
2.00%, 7/01/2036
(d)
68,988 64,773
2.00%, 8/01/2036
(d)
295,452 277,402
1.50%, 9/01/2036
(d)
303,804 278,470
2.00%, 9/01/2036
(d)
46,206 43,383
1.50%, 10/01/2036
(d)
48,055 44,048
1.50%, 10/01/2036
(d)
47,362 43,412
2.00%, 10/01/2036
(d)
72,673 68,233
2.00%, 10/01/2036
(d)
140,563 131,976
1.50%, 11/01/2036
(d)
71,915 65,918
2.00%, 12/01/2036
(d)
170,415 160,003
2.50%, 1/01/2037
(d)
288,276 276,644
3.50%, 1/01/2037
(d)
18,690 18,655
2.00%, 2/01/2037
(d)
244,225 229,305
2.50%, 2/01/2037
(d)
17,842 16,662
1.50%, 3/01/2037
(d)
74,123 67,899
1.50%, 5/15/2037
(d)(e)
300,000 274,543
2.00%, 5/15/2037
(e)
475,000 445,018
2.50%, 5/15/2037
(e)
50,000 47,845
1.50%, 6/15/2037
(d)(e)
50,000 45,694
2.00%, 6/15/2037
(d)(e)
25,000 23,386
3.00%, 6/15/2037
(d)(e)
75,000 73,285
3.50%, 11/01/2037
(d)
100,497 99,533
3.00%, 12/01/2037
(d)
47,304 45,506
2.50%, 3/01/2038
(d)
20,951 19,566
3.00%, 5/01/2038
(d)
37,440 36,017

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Federal National Mortgage Association
(continued)
3.50%, 6/01/2039
(d)
71,667 71,047
4.50%, 6/01/2039
(d)
23,562 24,504
4.00%, 11/01/2039
(d)
15,905 16,024
4.50%, 2/01/2040
(d)
25,731 26,759
6.00%, 4/01/2040
(d)
36,168 39,316
2.50%, 5/01/2040
(d)
9,873 9,158
2.00%, 8/01/2040
(d)
37,261 33,440
2.50%, 8/01/2040
(d)
43,904 40,723
2.00%, 9/01/2040
(d)
63,608 57,084
4.00%, 10/01/2040
(d)
170,201 172,996
2.00%, 11/01/2040
(d)
58,350 52,366
3.00%, 12/01/2040
(d)
36,594 35,227
2.00%, 1/01/2041
(d)
135,761 121,838
2.00%, 2/01/2041
(d)
52,853 47,432
4.50%, 2/01/2041
(d)
30,329 31,531
4.50%, 4/01/2041
(d)
160,320 166,665
1.50%, 5/01/2041
(d)
45,671 39,414
2.00%, 5/01/2041
(d)
249,085 223,445
1.50%, 6/01/2041
(d)
23,103 19,938
1.50%, 7/01/2041
(d)
70,066 60,466
2.00%, 7/01/2041 207,446 186,092
5.50%, 7/01/2041
(d)
18,135 19,336
1.50%, 9/01/2041
(d)
47,866 41,307
2.50%, 10/01/2041
(d)
71,639 66,316
1.50%, 11/01/2041
(d)
24,567 21,201
2.50%, 11/01/2041
(d)
144,798 134,039
2.00%, 12/01/2041
(d)
32,240 28,921
3.50%, 12/01/2041
(d)
25,554 25,331
1.50%, 1/01/2042
(d)
49,097 42,370
2.50%, 2/01/2042
(d)
49,145 45,493
3.00%, 4/01/2042
(d)
15,366 14,794
3.50%, 4/01/2042
(d)
64,378 63,872
5.00%, 4/01/2042
(d)
43,359 46,117
4.50%, 5/01/2042
(d)
70,093 72,872
3.50%, 6/01/2042
(d)
19,665 19,511
4.00%, 7/01/2042
(d)
30,881 31,385
2.50%, 10/01/2042
(d)
66,746 62,148
3.00%, 4/01/2043
(d)
31,301 30,175
3.00%, 4/01/2043
(d)
179,965 173,489
3.50%, 6/01/2043
(d)
122,158 121,199
4.00%, 10/01/2043
(d)
257,297 261,495
5.50%, 5/01/2044
(d)
144,021 154,360
4.00%, 9/01/2044
(d)
32,859 33,317
3.00%, 10/01/2044
(d)
142,537 137,408
4.00%, 11/01/2044
(d)
30,694 31,122
4.00%, 1/01/2045
(d)
98,186 99,727
3.00%, 4/01/2045
(d)
56,252 54,228
3.50%, 4/01/2045
(d)
16,869 16,624
3.50%, 5/01/2045
(d)
21,923 21,605
3.50%, 6/01/2045
(d)
310,044 306,848
3.50%, 8/01/2045
(d)
103,928 102,421
3.50%, 11/01/2045
(d)
28,879 28,460
3.50%, 12/01/2045
(d)
214,771 211,656
3.50%, 1/01/2046
(d)
397,829 392,059
4.00%, 1/01/2046
(d)
66,225 66,960
3.50%, 2/01/2046
(d)
41,351 40,752
3.50%, 2/01/2046
(d)
52,524 51,604
4.50%, 6/01/2046
(d)
37,551 39,060
3.00%, 9/01/2046
(d)
80,789 77,367
3.50%, 9/01/2046
(d)
97,108 95,700
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Federal National Mortgage Association
(continued)
4.50%, 9/01/2046
(d)
119,298 124,027
3.00%, 10/01/2046
(d)
155,529 148,942
3.00%, 11/01/2046
(d)
57,239 54,815
3.00%, 11/01/2046
(d)
43,489 41,647
3.00%, 11/01/2046
(d)
17,561 16,818
3.00%, 11/01/2046
(d)
352,119 337,205
4.00%, 11/01/2046
(d)
135,686 136,572
3.50%, 1/01/2047
(d)
70,333 69,101
3.00%, 2/01/2047
(d)
238,268 229,694
3.50%, 2/01/2047
(d)
63,255 62,147
4.00%, 2/01/2047
(d)
230,458 233,015
3.50%, 4/01/2047
(d)
21,606 21,227
4.00%, 5/01/2047
(d)
47,276 47,484
4.50%, 5/01/2047
(d)
11,960 12,386
3.50%, 7/01/2047
(d)
181,930 180,502
3.00%, 8/01/2047
(d)
91,279 87,412
3.50%, 8/01/2047
(d)
84,614 83,128
3.50%, 10/01/2047
(d)
26,567 26,100
4.00%, 10/01/2047
(d)
75,550 75,883
3.50%, 11/01/2047
(d)
276,537 271,679
3.50%, 12/01/2047
(d)
61,006 59,934
3.50%, 2/01/2048
(d)
49,216 48,351
4.00%, 2/01/2048
(d)
60,479 60,745
3.50%, 3/01/2048
(d)
142,604 139,834
3.00%, 4/01/2048
(d)
200,308 193,100
3.50%, 4/01/2048
(d)
164,769 161,883
4.50%, 4/01/2048
(d)
14,236 14,543
4.50%, 8/01/2048
(d)
30,299 30,953
4.50%, 8/01/2048
(d)
240,161 247,144
3.00%, 9/01/2048
(d)
469,861 449,960
4.00%, 9/01/2048
(d)
93,255 93,544
3.50%, 10/01/2048
(d)
37,697 37,034
4.50%, 10/01/2048
(d)
10,468 10,694
3.00%, 11/01/2048
(d)
160,399 153,605
4.00%, 11/01/2048
(d)
38,760 38,931
4.00%, 2/01/2049
(d)
21,676 21,743
4.00%, 3/01/2049
(d)
149,987 150,452
3.50%, 4/01/2049
(d)
46,644 45,574
4.00%, 5/01/2049
(d)
63,946 64,144
4.50%, 5/01/2049
(d)
23,788 24,302
4.50%, 5/01/2049
(d)
9,904 10,095
4.00%, 6/01/2049
(d)
71,238 71,551
4.00%, 6/01/2049
(d)
181,411 182,209
3.50%, 7/01/2049
(d)
52,092 50,896
4.00%, 7/01/2049
(d)
57,505 57,406
5.00%, 7/01/2049
(d)
12,945 13,438
3.50%, 8/01/2049
(d)
238,275 232,808
3.50%, 8/01/2049
(d)
134,236 131,156
4.50%, 8/01/2049
(d)
100,768 103,085
3.50%, 9/01/2049
(d)
83,224 81,314
3.50%, 9/01/2049
(d)
42,607 41,629
4.00%, 9/01/2049
(d)
100,312 101,426
4.00%, 9/01/2049
(d)
17,732 17,701
4.50%, 9/01/2049
(d)
18,897 19,305
5.00%, 9/01/2049
(d)
80,692 83,767
3.00%, 10/01/2049
(d)
119,612 113,777
2.50%, 11/01/2049
(d)
242,101 222,756
2.50%, 11/01/2049
(d)
164,840 151,668
3.00%, 11/01/2049
(d)
162,959 155,010
3.00%, 11/01/2049
(d)
116,816 111,118

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Federal National Mortgage Association
(continued)
4.50%, 11/01/2049
(d)
8,844 9,015
5.00%, 11/01/2049
(d)
94,253 98,398
3.00%, 12/01/2049
(d)
73,338 69,760
3.50%, 12/01/2049
(d)
68,628 67,053
3.50%, 1/01/2050
(d)
46,246 45,185
3.00%, 2/01/2050
(d)
59,592 56,685
3.00%, 2/01/2050
(d)
102,188 97,203
3.00%, 3/01/2050
(d)
62,498 59,261
4.50%, 3/01/2050
(d)
83,481 85,285
5.00%, 3/01/2050
(d)
126,499 131,316
2.50%, 4/01/2050
(d)
291,559 267,515
3.00%, 4/01/2050
(d)
61,209 58,039
4.00%, 4/01/2050
(d)
114,977 114,780
3.50%, 5/01/2050
(d)
119,937 116,846
3.50%, 5/01/2050
(d)
16,960 16,523
4.00%, 6/01/2050
(d)
29,501 29,451
4.00%, 6/01/2050
(d)
50,588 50,466
2.50%, 7/01/2050
(d)
97,642 89,590
3.00%, 7/01/2050
(d)
154,592 146,585
3.00%, 7/01/2050
(d)
32,871 31,169
3.00%, 7/01/2050
(d)
61,697 58,501
3.50%, 7/01/2050
(d)
28,838 28,095
4.00%, 7/01/2050
(d)
185,623 185,175
2.50%, 8/01/2050
(d)
192,446 176,576
2.50%, 8/01/2050
(d)
91,705 84,142
2.00%, 9/01/2050
(d)
342,386 303,502
2.00%, 9/01/2050
(d)
433,854 384,582
2.00%, 9/01/2050
(d)
41,810 37,062
2.00%, 9/01/2050
(d)
50,387 44,665
2.00%, 9/01/2050
(d)
430,127 381,278
2.50%, 9/01/2050
(d)
77,895 71,471
3.00%, 9/01/2050
(d)
659,097 624,958
3.00%, 9/01/2050
(d)
48,065 45,720
3.00%, 9/01/2050
(d)
215,305 204,153
2.00%, 10/01/2050
(d)
263,382 233,470
2.00%, 10/01/2050
(d)
83,820 74,301
3.00%, 10/01/2050
(d)
97,297 92,551
1.50%, 11/01/2050
(d)
110,747 93,656
2.00%, 11/01/2050
(d)
819,277 726,233
2.00%, 11/01/2050
(d)
150,724 133,607
2.50%, 11/01/2050
(d)
232,389 213,225
1.50%, 12/01/2050
(d)
90,966 76,927
2.00%, 12/01/2050
(d)
171,795 152,284
2.00%, 12/01/2050
(d)
334,215 296,258
2.00%, 12/01/2050
(d)
248,656 220,416
2.00%, 12/01/2050
(d)
131,320 116,406
2.00%, 12/01/2050
(d)
793,870 703,711
2.50%, 12/01/2050
(d)
285,670 262,112
1.50%, 1/01/2051
(d)
90,316 76,377
2.00%, 1/01/2051
(d)
515,060 456,565
2.00%, 1/01/2051
(d)
175,595 155,653
2.50%, 1/01/2051
(d)
198,937 182,531
3.00%, 1/01/2051
(d)
63,535 60,244
1.50%, 2/01/2051
(d)
90,434 76,478
2.00%, 2/01/2051
(d)
519,600 460,590
2.00%, 2/01/2051
(d)
248,925 220,655
2.50%, 2/01/2051
(d)
20,441 18,755
2.50%, 2/01/2051
(d)
477,126 437,779
2.50%, 2/01/2051
(d)
381,470 350,012
2.50%, 2/01/2051
(d)
85,401 78,076
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Federal National Mortgage Association
(continued)
2.50%, 2/01/2051
(d)
253,834 232,901
2.50%, 2/01/2051
(d)
157,796 144,783
1.50%, 3/01/2051
(d)
69,322 58,608
2.00%, 3/01/2051
(d)
176,724 156,246
2.50%, 3/01/2051
(d)
230,264 211,275
2.00%, 4/01/2051
(d)
632,785 559,462
2.00%, 4/01/2051
(d)
184,974 163,541
2.00%, 4/01/2051
(d)
138,625 122,562
2.50%, 4/01/2051
(d)
246,709 226,364
2.50%, 4/01/2051
(d)
136,897 125,156
2.00%, 5/01/2051
(d)
239,152 211,440
2.00%, 5/01/2051
(d)
345,037 305,056
2.50%, 5/01/2051
(d)
728,759 666,255
2.50%, 5/01/2051
(d)
194,473 178,436
3.00%, 5/01/2051
(d)
124,197 117,320
1.50%, 6/01/2051
(d)
190,799 161,311
1.50%, 6/01/2051
(d)
23,620 19,969
3.00%, 6/01/2051
(d)
166,549 157,326
3.00%, 6/15/2051
(d)(e)
75,000 70,526
2.00%, 7/01/2051
(d)
279,038 246,705
2.00%, 7/01/2051
(d)
539,845 477,292
2.50%, 7/01/2051
(d)
293,991 268,776
2.50%, 7/01/2051
(d)
94,206 86,126
1.50%, 8/01/2051
(d)
96,423 81,521
2.00%, 8/01/2051
(d)
332,855 294,286
2.00%, 8/01/2051
(d)
667,716 590,345
2.00%, 8/01/2051
(d)
275,307 243,406
2.50%, 8/01/2051
(d)
478,653 437,599
2.50%, 8/01/2051
(d)
321,375 293,811
1.50%, 9/01/2051
(d)
120,713 102,057
2.00%, 9/01/2051
(d)
579,651 512,485
2.00%, 9/01/2051
(d)
369,379 326,578
2.50%, 9/01/2051
(d)
95,019 86,869
2.50%, 9/01/2051
(d)
444,644 406,508
1.50%, 10/01/2051
(d)
48,696 41,170
2.00%, 10/01/2051
(d)
773,396 683,780
2.00%, 10/01/2051
(d)
194,158 171,660
2.00%, 10/01/2051
(d)
385,485 340,817
2.00%, 10/01/2051
(d)
219,067 193,683
2.50%, 10/01/2051
(d)
362,518 331,425
2.50%, 10/01/2051
(d)
856,834 783,345
2.50%, 11/01/2051
(d)
291,899 266,863
2.00%, 12/01/2051
(d)
370,487 327,558
2.00%, 12/01/2051
(d)
344,320 304,423
2.50%, 12/01/2051
(d)
590,292 539,664
2.00%, 1/01/2052
(d)
698,566 617,620
2.50%, 3/01/2052
(d)
173,970 158,799
1.50%, 5/15/2052
(d)(e)
100,000 84,289
2.00%, 5/15/2052
(e)
550,000 484,756
2.50%, 5/15/2052
(e)
1,425,000 1,299,314
3.00%, 5/15/2052
(e)
1,150,000 1,083,872
3.50%, 5/15/2052
(e)
675,000 654,384
4.00%, 5/15/2052
(e)
675,000 670,876
5.00%, 5/15/2052
(d)(e)
75,000 77,591
5.50%, 5/15/2052
(d)(e)
125,000 130,371
1.50%, 6/15/2052
(d)(e)
50,000 42,087
2.00%, 6/15/2052
(e)
175,000 153,944
2.50%, 6/15/2052
(e)
475,000 432,216
3.50%, 6/15/2052
(d)(e)
100,000 96,702
4.00%, 6/15/2052
(e)
50,000 49,537

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Federal National Mortgage Association
(continued)
4.50%, 6/15/2052
(d)(e)
25,000 25,290
5.00%, 6/15/2052
(e)
50,000 51,433
5.50%, 6/15/2052
(d)(e)
50,000 52,076
Federal National Mortgage Association REMICs
Series 2014-M3, Class A2, 3.50%,
1/25/2024
(d)
9,279 9,319
Series 2018-M1, Class A2, 3.09%,
12/25/2027
(d)
40,756 39,856
Series 2019-M1, Class A2, 3.67%,
9/25/2028
(d)
25,000 25,300
Series 2019-M5, Class A2, 3.27%,
2/25/2029
(d)
40,000 39,811
Series 2019-M7, Class A2, 3.14%,
4/25/2029
(d)
19,318 19,053
Series 2019-M22, Class A2, 2.52%,
8/25/2029
(d)
38,655 36,643
Series 2020-M20, Class A2, 1.44%,
10/25/2029
(d)
200,000 174,351
Series 2020-M1, Class A1, 2.15%,
10/25/2029
(d)
23,569 22,589
Series 2020-M1, Class A2, 2.44%,
10/25/2029
(d)
200,000 187,945
Series 2018-M13, Class A2, 3.87%,
9/25/2030
(d)
8,984 9,103
Series 2021-M1G, Class A2, 1.56%,
11/25/2030
(d)
60,000 51,491
Series 2021-M13, Class 2A1, 1.49%,
11/25/2032
(d)
97,751 87,306
Government National Mortgage Association
2.00%, 5/15/2052
(e)
300,000 271,787
2.50%, 5/15/2052
(e)
1,175,000 1,089,801
3.00%, 5/15/2052
(e)
1,800,000 1,715,162
3.50%, 5/15/2052
(e)
375,000 366,715
2.00%, 6/15/2052
(e)
50,000 45,215
2.50%, 6/15/2052
(e)
50,000 46,277
3.00%, 6/15/2052
(e)
125,000 118,825
4.50%, 6/15/2052
(e)
50,000 50,686
Government National Mortgage Association II
3.50%, 10/20/2026 24,195 24,233
5.00%, 9/20/2039 79,449 85,319
4.00%, 10/20/2040 21,804 22,356
5.00%, 10/20/2040 27,599 29,636
4.00%, 11/20/2040 58,058 59,529
4.50%, 1/20/2041 15,193 15,989
4.00%, 11/20/2041 20,010 20,502
3.00%, 6/20/2042 23,858 23,295
3.00%, 8/20/2042 57,428 56,072
2.50%, 2/20/2043 282,065 264,724
3.50%, 2/20/2043 46,932 46,744
2.50%, 3/20/2043 14,429 13,543
3.00%, 4/20/2043 73,670 71,785
3.50%, 7/20/2043 94,259 93,887
3.50%, 9/20/2044 210,540 209,102
4.00%, 11/20/2044 241,189 247,416
4.50%, 1/20/2045 30,464 31,938
3.50%, 2/20/2045 37,487 37,231
3.50%, 6/20/2045 158,870 158,026
3.00%, 8/20/2045 325,791 316,490
3.50%, 12/20/2045 50,127 49,861
3.50%, 3/20/2046 156,687 155,644
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Government National Mortgage Association II
(continued)
4.00%, 3/20/2046 37,178 37,841
3.00%, 4/20/2046 46,750 45,226
4.00%, 6/20/2046 50,154 51,009
2.50%, 7/20/2046 34,027 31,790
3.00%, 9/20/2046 228,367 220,919
2.50%, 10/20/2046 10,412 9,728
3.00%, 10/20/2046 43,025 41,622
3.00%, 11/20/2046 44,166 42,726
3.50%, 11/20/2046 101,313 100,638
2.50%, 12/20/2046 174,651 163,167
3.00%, 1/20/2047 98,078 94,880
3.00%, 2/20/2047 50,003 48,372
3.50%, 2/20/2047 385,929 383,359
3.00%, 5/20/2047 82,280 79,421
3.50%, 5/20/2047 137,320 135,854
4.00%, 8/20/2047 167,070 168,810
4.50%, 9/20/2047 39,643 40,975
3.00%, 10/20/2047 12,284 11,857
3.50%, 2/20/2048 133,836 132,407
4.50%, 3/20/2048 159,787 165,155
4.00%, 4/20/2048 267,386 268,984
4.50%, 5/20/2048 82,347 85,114
4.50%, 6/20/2048 110,427 113,179
5.00%, 6/20/2048 9,854 10,318
4.00%, 7/20/2048 15,015 15,104
4.00%, 9/20/2048 15,380 15,471
3.50%, 10/20/2048 40,387 39,835
4.00%, 11/20/2048 44,753 45,020
4.50%, 11/20/2048 24,623 25,237
3.50%, 1/20/2049 126,359 125,010
4.00%, 2/20/2049 23,375 23,515
3.50%, 3/20/2049 27,123 26,752
3.50%, 12/20/2049 55,462 54,619
3.00%, 1/20/2050 193,374 186,019
3.50%, 4/20/2050 17,120 16,860
4.00%, 5/20/2050 17,088 17,176
5.00%, 5/20/2050 39,739 41,613
2.50%, 7/20/2050 542,834 507,225
3.00%, 7/20/2050 91,444 87,759
3.50%, 7/20/2050 32,849 32,245
2.00%, 8/20/2050 312,644 285,111
3.00%, 8/20/2050 12,311 11,815
4.00%, 8/20/2050 103,532 104,067
4.50%, 8/20/2050 23,729 24,297
2.50%, 9/20/2050 143,310 133,909
4.50%, 9/20/2050 20,641 21,135
2.50%, 10/20/2050 49,140 45,917
2.00%, 11/20/2050 266,404 242,943
3.00%, 11/20/2050 43,872 42,104
2.00%, 12/20/2050 299,953 273,537
3.50%, 12/20/2050 13,997 13,740
2.00%, 1/20/2051 593,758 541,469
2.50%, 1/20/2051 312,309 291,822
1.50%, 2/20/2051 88,595 76,934
2.50%, 2/20/2051 200,984 187,043
3.00%, 2/20/2051 230,578 221,287
2.50%, 3/20/2051 402,289 374,387
4.00%, 3/20/2051 63,810 64,139
2.00%, 4/20/2051 707,965 643,353
2.50%, 4/20/2051 320,664 298,423

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Government Agencies – 29.8% (continued)
Government National Mortgage Association II
(continued)
3.50%, 4/20/2051 118,676 116,495
2.00%, 5/20/2051 314,882 286,144
2.50%, 5/20/2051 302,719 281,722
2.00%, 7/20/2051 421,227 382,784
2.50%, 7/20/2051 486,439 452,699
3.50%, 7/20/2051 107,741 105,761
2.50%, 8/20/2051 353,881 329,336
2.00%, 9/20/2051 217,354 197,518
2.00%, 10/20/2051 121,801 110,685
2.50%, 10/20/2051 145,085 135,022
3.50%, 10/20/2051 95,489 93,624
2.00%, 11/20/2051 688,781 625,920
2.00%, 1/20/2052 593,743 539,555
Tennessee Valley Authority
Series B, 4.70%, 7/15/2033 157,000 173,633
5.25%, 9/15/2039 145,000 171,030
Total U.S. Government Agencies (cost
$95,217,614) 88,216,889
U.S. Treasury Government Securities – 40.1%
U.S. Treasury Bonds
6.25%, 5/15/2030 20,000 24,753
5.38%, 2/15/2031 255,000 303,410
4.50%, 2/15/2036
(a)
410,000 488,733
4.75%, 2/15/2037 150,000 183,445
5.00%, 5/15/2037
(a)
100,000 125,328
4.38%, 2/15/2038 425,000 501,766
4.50%, 5/15/2038 100,000 119,594
3.50%, 2/15/2039 100,000 106,328
4.25%, 5/15/2039 20,000 23,281
4.38%, 11/15/2039 200,000 235,812
4.63%, 2/15/2040 35,000 42,596
1.13%, 5/15/2040 445,000 320,470
4.38%, 5/15/2040 60,000 70,809
1.13%, 8/15/2040 775,000 555,336
3.88%, 8/15/2040 50,000 55,289
1.38%, 11/15/2040 880,000 658,350
4.25%, 11/15/2040 34,000 39,339
1.88%, 2/15/2041 835,000 681,569
4.75%, 2/15/2041 45,000 55,484
2.25%, 5/15/2041 845,000 731,849
4.38%, 5/15/2041 85,000 99,915
1.75%, 8/15/2041 1,070,000 847,641
3.75%, 8/15/2041 15,000 16,263
2.00%, 11/15/2041 705,000 583,498
3.13%, 11/15/2041 250,000 248,125
2.38%, 2/15/2042
(a)
635,000 561,181
3.13%, 2/15/2042 355,000 352,393
3.00%, 5/15/2042 125,000 121,562
2.75%, 8/15/2042 322,000 299,963
2.75%, 11/15/2042 392,000 364,621
3.13%, 2/15/2043 420,000 414,619
2.88%, 5/15/2043 275,000 260,562
3.63%, 8/15/2043 100,000 106,547
3.75%, 11/15/2043 300,000 325,547
3.63%, 2/15/2044 150,000 159,867
3.38%, 5/15/2044 150,000 153,937
3.13%, 8/15/2044 170,000 167,583
3.00%, 11/15/2044 115,000 111,029
2.50%, 2/15/2045 255,000 225,595
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.1% (continued)
U.S. Treasury Bonds (continued)
3.00%, 5/15/2045 75,000 72,492
2.88%, 8/15/2045 75,000 71,004
2.50%, 2/15/2046 150,000 132,914
2.50%, 5/15/2046 155,000 137,296
2.25%, 8/15/2046 200,000 168,719
2.88%, 11/15/2046 410,000 390,141
3.00%, 2/15/2047 265,000 257,961
3.00%, 5/15/2047 440,000 429,000
2.75%, 8/15/2047 1,465,000 1,368,173
2.75%, 11/15/2047 225,000 210,234
3.00%, 2/15/2048 316,000 310,421
3.13%, 5/15/2048 410,000 413,075
3.00%, 8/15/2048 375,000 368,672
3.38%, 11/15/2048 745,000 787,605
3.00%, 2/15/2049 665,000 659,181
2.88%, 5/15/2049 525,000 508,758
2.25%, 8/15/2049 555,000 474,265
2.38%, 11/15/2049 335,000 294,486
2.00%, 2/15/2050 470,000 379,231
1.25%, 5/15/2050 1,038,000 691,730
1.38%, 8/15/2050 780,000 536,616
1.63%, 11/15/2050 660,000 484,997
1.88%, 2/15/2051
(a)
815,000 638,629
2.38%, 5/15/2051 885,000 779,077
2.00%, 8/15/2051 800,000 646,000
1.88%, 11/15/2051
(a)
990,000 776,222
2.25%, 2/15/2052 700,000 601,016
U.S. Treasury Notes
0.13%, 5/15/2023 245,000 239,851
1.75%, 5/15/2023 355,000 353,419
0.13%, 5/31/2023 470,000 459,572
1.63%, 5/31/2023 200,000 198,711
2.75%, 5/31/2023 150,000 150,826
0.25%, 6/15/2023 680,000 665,072
0.13%, 6/30/2023 475,000 463,181
1.38%, 6/30/2023 225,000 222,636
2.63%, 6/30/2023 200,000 200,750
0.13%, 7/15/2023 325,000 316,393
0.13%, 7/31/2023 800,000 777,625
1.25%, 7/31/2023 100,000 98,605
2.75%, 7/31/2023 200,000 200,859
0.13%, 8/15/2023 540,000 524,264
2.50%, 8/15/2023 500,000 500,586
0.13%, 8/31/2023 785,000 760,898
1.38%, 8/31/2023 600,000 591,539
2.75%, 8/31/2023 100,000 100,371
0.13%, 9/15/2023 775,000 750,630
0.25%, 9/30/2023
(a)
970,000 939,953
1.38%, 9/30/2023
(a)
130,000 127,999
2.88%, 9/30/2023
(a)
850,000 854,383
0.13%, 10/15/2023 500,000 482,988
0.38%, 10/31/2023 500,000 484,121
1.63%, 10/31/2023 200,000 197,352
2.88%, 10/31/2023 200,000 200,922
0.25%, 11/15/2023 500,000 482,637
2.75%, 11/15/2023 725,000 727,039
0.50%, 11/30/2023 820,000 793,478
2.13%, 11/30/2023 200,000 198,617
2.88%, 11/30/2023 350,000 351,518
0.13%, 12/15/2023 445,000 427,582

BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.1% (continued)
U.S. Treasury Notes (continued)
0.75%, 12/31/2023 785,000 760,867
2.25%, 12/31/2023 200,000 198,758
2.63%, 12/31/2023
(a)
700,000 700,191
0.13%, 1/15/2024 500,000 479,102
0.88%, 1/31/2024
(a)
1,290,000 1,250,746
2.25%, 1/31/2024 200,000 198,586
2.50%, 1/31/2024 400,000 398,844
0.13%, 2/15/2024 945,000 903,250
2.75%, 2/15/2024 700,000 700,902
1.50%, 2/29/2024
(a)
515,000 504,257
2.13%, 2/29/2024 200,000 198,039
2.38%, 2/29/2024 200,000 198,930
0.25%, 3/15/2024 870,000 831,462
2.13%, 3/31/2024 850,000 840,836
2.25%, 3/31/2024
(a)
555,000 550,274
0.38%, 4/15/2024 490,000 468,256
2.00%, 4/30/2024 141,000 139,034
2.25%, 4/30/2024 700,000 693,684
2.50%, 4/30/2024 560,000 557,648
2.50%, 5/15/2024
(a)
445,000 442,879
2.00%, 5/31/2024 400,000 393,969
0.25%, 6/15/2024 815,000 772,849
1.75%, 6/30/2024
(a)
250,000 244,590
2.00%, 6/30/2024
(a)
580,000 570,711
0.38%, 7/15/2024
(a)
1,200,000 1,138,500
1.75%, 7/31/2024 300,000 293,250
2.13%, 7/31/2024 250,000 246,367
0.38%, 8/15/2024 870,000 823,238
2.38%, 8/15/2024 550,000 544,328
1.25%, 8/31/2024 600,000 578,812
1.88%, 8/31/2024 300,000 293,555
0.38%, 9/15/2024 505,000 476,554
1.50%, 9/30/2024
(a)
400,000 387,594
2.13%, 9/30/2024 100,000 98,344
0.63%, 10/15/2024
(a)
1,000,000 947,656
1.50%, 10/31/2024 400,000 387,000
2.25%, 10/31/2024
(a)
81,000 79,810
0.75%, 11/15/2024 910,000 863,007
2.25%, 11/15/2024 625,000 615,479
1.50%, 11/30/2024 700,000 676,375
2.13%, 11/30/2024 130,000 127,593
1.00%, 12/15/2024
(a)
620,000 591,034
1.75%, 12/31/2024 600,000 582,703
2.25%, 12/31/2024 125,000 122,998
1.13%, 1/15/2025 1,270,000 1,212,155
1.38%, 1/31/2025 575,000 552,135
2.50%, 1/31/2025 100,000 99,008
1.50%, 2/15/2025 895,000 861,577
2.00%, 2/15/2025 850,000 829,945
1.13%, 2/28/2025 585,000 557,258
2.75%, 2/28/2025 175,000 174,330
1.75%, 3/15/2025
(a)
535,000 518,281
0.50%, 3/31/2025 400,000 373,469
2.63%, 4/15/2025 540,000 536,119
0.38%, 4/30/2025 600,000 556,828
2.88%, 4/30/2025 500,000 499,687
2.13%, 5/15/2025 605,000 591,198
0.25%, 5/31/2025 610,000 562,391
2.88%, 5/31/2025 200,000 199,781
0.25%, 6/30/2025 700,000 643,891
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.1% (continued)
U.S. Treasury Notes (continued)
0.25%, 7/31/2025 700,000 642,086
2.00%, 8/15/2025 380,000 368,927
0.25%, 8/31/2025 265,000 242,558
2.75%, 8/31/2025 700,000 695,898
0.25%, 9/30/2025 635,000 579,884
3.00%, 9/30/2025
(a)
50,000 50,109
0.25%, 10/31/2025 500,000 455,586
2.25%, 11/15/2025 490,000 478,630
0.38%, 11/30/2025 450,000 410,871
2.88%, 11/30/2025 100,000 99,758
0.38%, 12/31/2025 590,000 537,638
0.38%, 1/31/2026 1,025,000 931,629
2.63%, 1/31/2026
(a)
40,000 39,544
1.63%, 2/15/2026 315,000 300,013
0.50%, 2/28/2026 820,000 747,481
2.50%, 2/28/2026 60,000 59,025
0.75%, 3/31/2026 785,000 721,219
2.25%, 3/31/2026
(a)
150,000 146,109
0.75%, 4/30/2026 350,000 321,043
2.38%, 4/30/2026
(a)
200,000 195,703
1.63%, 5/15/2026 545,000 517,452
0.75%, 5/31/2026 800,000 732,188
2.13%, 5/31/2026 100,000 96,812
0.88%, 6/30/2026 525,000 482,221
1.88%, 6/30/2026 140,000 134,159
0.63%, 7/31/2026 605,000 548,754
1.88%, 7/31/2026 274,000 262,376
1.50%, 8/15/2026 295,000 277,600
0.75%, 8/31/2026 790,000 719,332
1.38%, 8/31/2026 150,000 140,391
0.88%, 9/30/2026 430,000 393,047
1.63%, 9/30/2026 100,000 94,477
1.13%, 10/31/2026 845,000 779,843
1.63%, 10/31/2026 200,000 188,781
2.00%, 11/15/2026 475,000 455,369
1.25%, 11/30/2026 1,130,000 1,048,075
1.63%, 11/30/2026 150,000 141,480
1.25%, 12/31/2026 675,000 625,061
1.75%, 12/31/2026 250,000 236,953
1.50%, 1/31/2027 900,000 842,414
2.25%, 2/15/2027 460,000 445,445
1.13%, 2/28/2027 150,000 137,754
1.88%, 2/28/2027
(a)
720,000 685,688
0.63%, 3/31/2027
(a)
600,000 536,625
2.50%, 3/31/2027
(a)
1,865,000 1,827,700
0.50%, 4/30/2027 745,000 660,605
2.75%, 4/30/2027 375,000 371,792
2.38%, 5/15/2027 585,000 569,232
0.50%, 5/31/2027 405,000 358,204
0.50%, 6/30/2027 800,000 706,125
0.38%, 7/31/2027 525,000 459,662
2.25%, 8/15/2027 325,000 313,574
0.50%, 8/31/2027 470,000 413,159
0.38%, 9/30/2027 800,000 697,062
0.50%, 10/31/2027 740,000 647,905
2.25%, 11/15/2027 730,000 703,366
0.63%, 11/30/2027 900,000 792,070
0.63%, 12/31/2027 830,000 729,103
0.75%, 1/31/2028
(a)
860,000 759,286
2.75%, 2/15/2028 375,000 370,605

STATEMENT OF INVESTMENTS
(continued)
(a)
Security, or portion thereof, on loan. At April 30, 2022, the value of the fund’s securities on loan was $19,460,751 and the value of the collateral was $20,094,103, consisting of cash collateral of
$6,300,306 and U.S. Government & Agency securities valued at $13,793,797. In addition, the value of collateral may include pending sales that are also on loan.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities were valued at $1,478,724 or 0.50% of net assets.
(c)
Denotes a zero coupon security issued at a substantial discount from its value at maturity.
BNY Mellon Core Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
U.S. Treasury Government Securities – 40.1% (continued)
U.S. Treasury Notes (continued)
1.13%, 2/29/2028
(a)
610,000 550,334
1.25%, 3/31/2028 710,000 643,881
1.25%, 4/30/2028 705,000 638,466
2.88%, 5/15/2028 532,000 528,924
1.25%, 5/31/2028 925,000 836,547
1.25%, 6/30/2028 380,000 343,128
1.00%, 7/31/2028 215,000 190,863
2.88%, 8/15/2028 719,000 714,619
1.13%, 8/31/2028 695,000 621,048
1.25%, 9/30/2028 635,000 571,103
1.38%, 10/31/2028 455,000 412,130
3.13%, 11/15/2028 575,000 580,211
1.50%, 11/30/2028 430,000 392,241
1.38%, 12/31/2028
(a)
435,000 393,539
1.75%, 1/31/2029
(a)
1,050,000 972,563
2.63%, 2/15/2029 997,000 976,593
1.88%, 2/28/2029
(a)
450,000 420,258
2.38%, 3/31/2029 400,000 385,563
2.88%, 4/30/2029 575,000 572,383
2.38%, 5/15/2029 705,000 679,334
1.63%, 8/15/2029 440,000 402,669
1.75%, 11/15/2029 240,000 221,212
1.50%, 2/15/2030
(a)
667,000 601,655
0.63%, 5/15/2030 625,000 522,754
0.63%, 8/15/2030 1,140,000 948,872
0.88%, 11/15/2030 1,520,000 1,287,963
1.13%, 2/15/2031
(a)
1,380,000 1,190,897
1.63%, 5/15/2031 1,180,000 1,060,709
1.25%, 8/15/2031 1,500,000 1,299,375
1.38%, 11/15/2031 1,080,000 943,144
1.88%, 2/15/2032 1,255,000 1,145,972
Total U.S. Treasury Government Securities
(cost $128,740,369) 118,791,603
Shares
Investment Companies – 4.7%
Registered Investment Companies – 4.7%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(f)(g)
(cost $13,928,374) 13,928,374 13,928,374
Investment of Cash Collateral for Securities Loaned – 2.1%
Registered Investment Companies – 2.1%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(f)(g)
(cost $6,300,306) 6,300,306 6,300,306
Total Investments (cost $342,202,816) 106.1% 314,430,801
Liabilities, Less Cash and Receivables (6.1)% (18,056,969)
Net Assets 100.0% 296,373,832
GO—General Obligation
RB—Revenue Bond
REMICs—Real Estate Mortgage Investment Conduits

(d)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
(e)
Purchased on a forward commitment basis.
(f)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:
(g)
The rate shown is the 1-day yield as of April 30, 2022.
See Notes to Financial Statements
Description
Value
10/31/21 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/22 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 8,924,030 59,021,110 (54,016,766) — — 13,928,374 4.7 4,678
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 3,594,325 26,884,862 (24,178,881) — — 6,300,306 2.1 6,464
2
Total 12,518,355 85,905,972 (78,195,647) — — 20,228,680 6.8 11,142
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Government 43.8
Financial 39.2
Registered Investment Companies 6.8
Consumer, Non-cyclical 3.9
Communications 2.4
Utilities 2.1
Industrial 2.0
Energy 1.9
Consumer, Cyclical 1.7
Technology 1.6
Basic Materials 0.7
106.1
†
Based on net assets.

STATEMENT OF INVESTMENTS
April 30, 2022 (Unaudited)
BNY Mellon Short Duration Corporate Bond ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1%
Basic Materials – 1.6%
Air Products & Chemicals, Inc., 1.50%,
10/15/2025 25,000 23,443
Albemarle Corp., 4.15%, 12/01/2024 10,000 10,124
Arcelormittal SA, 4.55%, 3/11/2026 50,000 50,564
BHP Billiton Finance USA Ltd., 3.85%,
9/30/2023 50,000 50,619
Celanese US Holdings LLC, 3.50%, 5/08/2024 25,000 24,884
Celulosa Arauco y Constitucion SA, 4.50%,
8/01/2024 25,000 25,247
Dow Chemical Co. (The), 3.63%, 5/15/2026 25,000 24,778
DuPont de Nemours, Inc.
4.21%, 11/15/2023 100,000 101,375
4.49%, 11/15/2025 50,000 50,978
Eastman Chemical Co., 3.80%, 3/15/2025 25,000 24,895
Ecolab, Inc., 0.90%, 12/15/2023 50,000 48,458
Georgia-Pacific LLC, 8.00%, 1/15/2024 25,000 26,986
Linde, Inc., 2.65%, 2/05/2025 50,000 49,125
LYB International Finance BV, 4.00%,
7/15/2023 30,000 30,307
Mosaic Co. (The), 4.25%, 11/15/2023 25,000 25,295
Nucor Corp., 2.00%, 6/01/2025 50,000 47,830
Nutrien Ltd., 1.90%, 5/13/2023 50,000 49,449
PPG Industries, Inc., 1.20%, 3/15/2026 50,000 45,474
Reliance Steel & Aluminum Co., 1.30%,
8/15/2025 25,000 23,151
Steel Dynamics, Inc., 2.40%, 6/15/2025 50,000 47,828
Vale Overseas Ltd., 6.25%, 8/10/2026 100,000 105,302
886,112
Communications – 5.5%
Alphabet, Inc.
3.38%, 2/25/2024 25,000 25,306
0.45%, 8/15/2025 50,000 46,051
2.00%, 8/15/2026 50,000 47,525
Amazon.com, Inc.
0.25%, 5/12/2023 75,000 73,410
0.40%, 6/03/2023 60,000 58,746
0.45%, 5/12/2024 40,000 38,155
2.80%, 8/22/2024 85,000 84,652
0.80%, 6/03/2025 20,000 18,620
1.00%, 5/12/2026 70,000 63,877
3.30%, 4/13/2027 100,000 99,272
AT&T, Inc.
0.90%, 3/25/2024 150,000 144,238
3.95%, 1/15/2025 25,000 25,539
3.40%, 5/15/2025 45,000 45,433
4.13%, 2/17/2026 50,000 51,567
1.70%, 3/25/2026 50,000 46,151
2.95%, 7/15/2026 50,000 48,537
Booking Holdings, Inc., 3.65%, 3/15/2025 50,000 50,150
Charter Communications Operating LLC /
Charter Communications Operating Capital,
4.91%, 7/23/2025 150,000 152,785
Cisco Systems, Inc.
2.20%, 9/20/2023 70,000 69,561
3.63%, 3/04/2024 10,000 10,137
2.50%, 9/20/2026 35,000 33,835
Comcast Corp.
3.38%, 2/15/2025 110,000 110,087
3.38%, 8/15/2025 25,000 24,911
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Communications – 5.5% (continued)
3.95%, 10/15/2025 75,000 75,952
3.15%, 3/01/2026 25,000 24,566
2.35%, 1/15/2027 50,000 46,939
Discovery Communications LLC
3.45%, 3/15/2025 60,000 58,703
3.95%, 6/15/2025 25,000 24,795
eBay, Inc.
3.45%, 8/01/2024 25,000 25,051
1.90%, 3/11/2025 25,000 23,826
1.40%, 5/10/2026 35,000 31,850
Expedia Group, Inc., 4.50%, 8/15/2024 15,000 15,173
Expedia, Inc., 5.00%, 2/15/2026 50,000 51,177
Fox Corp., 3.05%, 4/07/2025 125,000 122,828
Juniper Networks, Inc., 1.20%, 12/10/2025 25,000 22,808
Motorola Solutions, Inc., 4.00%, 9/01/2024 25,000 25,180
Omnicom Group, Inc. / Omnicom Capital, Inc.,
3.65%, 11/01/2024 45,000 45,012
Rogers Communications, Inc.
4.10%, 10/01/2023 50,000 50,501
3.20%, 3/15/2027
(a)
75,000 71,516
TCI Communications, Inc., 7.88%, 2/15/2026 20,000 22,734
T-Mobile USA, Inc.
1.50%, 2/15/2026 160,000 146,065
3.75%, 4/15/2027 50,000 48,683
VeriSign, Inc., 5.25%, 4/01/2025 25,000 25,738
Verizon Communications, Inc.
3.38%, 2/15/2025 95,000 94,914
0.85%, 11/20/2025 50,000 45,570
1.45%, 3/20/2026 70,000 64,229
2.63%, 8/15/2026 50,000 47,499
4.13%, 3/16/2027 75,000 75,465
ViacomCBS , Inc., 4.75%, 5/15/2025 22,000 22,542
Vodafone Group PLC, 3.75%, 1/16/2024 50,000 50,552
Walt Disney Co. (The)
3.70%, 9/15/2024 50,000 50,524
3.70%, 10/15/2025 125,000 126,135
1.75%, 1/13/2026 50,000 46,907
WPP Finance 2010, 3.75%, 9/19/2024 50,000 49,948
3,001,927
Consumer, Cyclical – 7.1%
American Honda Finance Corp.
1.95%, 5/10/2023 50,000 49,600
0.88%, 7/07/2023 75,000 73,427
3.45%, 7/14/2023 30,000 30,217
2.15%, 9/10/2024 70,000 68,202
1.20%, 7/08/2025 25,000 23,257
1.30%, 9/09/2026 50,000 45,417
AutoNation, Inc., 3.50%, 11/15/2024 25,000 24,764
AutoZone, Inc.
3.13%, 7/15/2023 50,000 50,110
3.13%, 4/18/2024 15,000 14,918
Continental Airlines Pass-Through Trust, Series
2012-2, Class A, 4.00%, 10/29/2024 14,407 14,259
Costco Wholesale Corp., 2.75%, 5/18/2024 45,000 44,910
Cummins, Inc., 0.75%, 9/01/2025 25,000 22,941
D.R. Horton, Inc.
5.75%, 8/15/2023 25,000 25,726
2.50%, 10/15/2024 35,000 34,103

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Consumer, Cyclical – 7.1% (continued)
Delta Air Lines Pass-Through Trust, Series 2019-
1, Class AA, 3.20%, 4/25/2024 25,000 24,677
Dollar General Corp., 4.15%, 11/01/2025 25,000 25,388
Dollar Tree, Inc., 4.00%, 5/15/2025 75,000 75,424
General Motors Co.
4.88%, 10/02/2023 100,000 102,083
5.40%, 10/02/2023 25,000 25,697
4.00%, 4/01/2025 25,000 24,946
6.13%, 10/01/2025 25,000 26,348
General Motors Financial Co., Inc.
3.70%, 5/09/2023 10,000 10,058
1.70%, 8/18/2023 25,000 24,508
5.10%, 1/17/2024 25,000 25,543
3.95%, 4/13/2024 25,000 25,102
4.00%, 1/15/2025 50,000 49,947
2.90%, 2/26/2025 50,000 48,434
2.75%, 6/20/2025 25,000 23,979
1.25%, 1/08/2026 25,000 22,362
1.50%, 6/10/2026 25,000 22,230
4.00%, 10/06/2026 25,000 24,447
4.35%, 1/17/2027 100,000 98,649
2.35%, 2/26/2027 100,000 90,103
Hasbro, Inc., 3.00%, 11/19/2024 25,000 24,707
Home Depot, Inc. (The)
3.00%, 4/01/2026 50,000 49,257
2.13%, 9/15/2026 50,000 47,464
Honda Motor Co., Ltd., 2.53%, 3/10/2027 50,000 47,430
Hyatt Hotels Corp.
3.38%, 7/15/2023 25,000 24,846
5.63%, 4/23/2025 50,000 51,560
Kohl's Corp., 4.25%, 7/17/2025 25,000 25,024
Las Vegas Sands Corp., 3.20%, 8/08/2024 115,000 110,440
Lennar Corp.
4.88%, 12/15/2023 10,000 10,177
4.50%, 4/30/2024 25,000 25,377
5.25%, 6/01/2026 25,000 25,775
Lowe's Cos., Inc.
3.13%, 9/15/2024 15,000 14,952
4.00%, 4/15/2025 50,000 50,697
3.35%, 4/01/2027 50,000 48,815
Magallanes, Inc.
3.64%, 3/15/2025
(a)
100,000 98,550
3.76%, 3/15/2027
(a)
150,000 144,824
Magna International, Inc., 4.15%, 10/01/2025 25,000 25,340
Marriott International, Inc.
Series EE, 5.75%, 5/01/2025 6,000 6,291
Series R, 3.13%, 6/15/2026 100,000 96,538
McDonald's Corp.
3.30%, 7/01/2025 100,000 99,607
1.45%, 9/01/2025 25,000 23,441
3.70%, 1/30/2026 25,000 25,074
Nike, Inc.
2.40%, 3/27/2025 50,000 48,853
2.75%, 3/27/2027 50,000 48,266
O'Reilly Automotive, Inc., 3.55%, 3/15/2026 25,000 24,677
PACCAR Financial Corp.
0.35%, 8/11/2023 25,000 24,276
1.10%, 5/11/2026 35,000 31,874
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Consumer, Cyclical – 7.1% (continued)
2.00%, 2/04/2027 50,000 46,833
PulteGroup, Inc., 5.50%, 3/01/2026 50,000 52,116
PVH Corp., 4.63%, 7/10/2025 25,000 25,204
Ross Stores, Inc., 4.60%, 4/15/2025 25,000 25,595
Southwest Airlines Co., 5.25%, 5/04/2025 50,000 51,601
Starbucks Corp., 2.45%, 6/15/2026 100,000 95,566
Target Corp., 2.25%, 4/15/2025 100,000 97,190
TJX Cos., Inc. (The), 2.50%, 5/15/2023 50,000 49,983
Toyota Motor Corp.
0.68%, 3/25/2024 110,000 105,140
1.34%, 3/25/2026 25,000 23,017
Toyota Motor Credit Corp.
3.45%, 9/20/2023 50,000 50,408
2.90%, 4/17/2024 50,000 49,821
0.63%, 9/13/2024 25,000 23,581
3.00%, 4/01/2025 50,000 49,391
3.40%, 4/14/2025 25,000 25,010
0.80%, 10/16/2025 40,000 36,598
1.13%, 6/18/2026 35,000 31,787
1.90%, 1/13/2027 75,000 69,626
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024 13,926 13,815
Series 2014-1, Class A, 4.00%, 4/11/2026 12,311 12,112
VF Corp., 2.40%, 4/23/2025 25,000 24,182
Walgreens Boots Alliance, Inc., 3.80%,
11/18/2024 50,000 50,334
Walmart, Inc.
3.40%, 6/26/2023 200,000 202,498
2.85%, 7/08/2024 85,000 84,908
3.55%, 6/26/2025 25,000 25,302
WW Grainger, Inc., 1.85%, 2/15/2025 25,000 23,998
3,891,524
Consumer, Non-cyclical – 13.1%
Abbott Laboratories
3.40%, 11/30/2023 25,000 25,227
2.95%, 3/15/2025 50,000 49,758
3.75%, 11/30/2026 50,000 50,756
AbbVie, Inc.
2.85%, 5/14/2023 45,000 45,076
3.85%, 6/15/2024 25,000 25,203
2.60%, 11/21/2024 100,000 97,676
3.80%, 3/15/2025 50,000 50,072
3.60%, 5/14/2025 70,000 69,706
3.20%, 5/14/2026 75,000 73,038
2.95%, 11/21/2026 85,000 81,448
Aetna, Inc., 2.80%, 6/15/2023 50,000 49,898
Altria Group, Inc.
2.35%, 5/06/2025 25,000 23,938
4.40%, 2/14/2026 100,000 101,171
2.63%, 9/16/2026
(b)
50,000 46,900
Amgen, Inc.
2.25%, 8/19/2023 75,000 74,511
3.13%, 5/01/2025 25,000 24,741
2.60%, 8/19/2026 50,000 47,789
Anheuser-Busch Cos. LLC / Anheuser-Busch
InBev Worldwide, Inc., 3.65%, 2/01/2026 75,000 74,517
Anthem, Inc.
3.50%, 8/15/2024 25,000 25,022

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Consumer, Non-cyclical – 13.1% (continued)
3.35%, 12/01/2024 25,000 24,915
2.38%, 1/15/2025 75,000 72,623
AstraZeneca Finance LLC, 1.20%, 5/28/2026 100,000 90,887
AstraZeneca PLC
3.38%, 11/16/2025 100,000 99,664
0.70%, 4/08/2026 25,000 22,355
BAT Capital Corp.
3.22%, 8/15/2024 90,000 88,826
2.79%, 9/06/2024 25,000 24,422
3.22%, 9/06/2026 25,000 23,594
BAT International Finance PLC, 1.67%,
3/25/2026 50,000 44,915
Baxter International, Inc., 1.92%, 2/01/2027
(a)
100,000 90,985
Becton, Dickinson & Co.
3.36%, 6/06/2024 25,000 24,907
3.73%, 12/15/2024 35,000 35,070
Biogen, Inc., 4.05%, 9/15/2025 75,000 74,793
Boston Scientific Corp., 3.45%, 3/01/2024 22,000 22,021
Bristol-Myers Squibb Co.
2.90%, 7/26/2024 50,000 49,725
0.75%, 11/13/2025 15,000 13,683
3.20%, 6/15/2026 50,000 49,487
3.25%, 2/27/2027 50,000 49,355
Bunge Ltd. Finance Corp., 1.63%, 8/17/2025 45,000 41,872
Campbell Soup Co., 3.95%, 3/15/2025 10,000 10,056
Cardinal Health, Inc.
3.08%, 6/15/2024 50,000 49,559
3.75%, 9/15/2025 25,000 25,023
Cigna Corp.
3.00%, 7/15/2023 75,000 75,017
3.75%, 7/15/2023 41,000 41,355
3.50%, 6/15/2024 25,000 25,051
3.25%, 4/15/2025 25,000 24,763
4.13%, 11/15/2025 25,000 25,253
1.25%, 3/15/2026 100,000 90,974
Clorox Co. (The), 3.50%, 12/15/2024 25,000 25,106
Coca-Cola Co. (The), 1.75%, 9/06/2024 25,000 24,499
Coca-Cola Consolidated, Inc., 3.80%,
11/25/2025 25,000 25,076
Commonspirit Health
2.76%, 10/01/2024 25,000 24,410
1.55%, 10/01/2025 100,000 92,230
ConAgra Brands, Inc., 4.30%, 5/01/2024 25,000 25,298
CVS Health Corp.
4.00%, 12/05/2023 10,000 10,135
3.38%, 8/12/2024 75,000 74,862
4.10%, 3/25/2025 60,000 60,833
2.88%, 6/01/2026 50,000 48,210
3.63%, 4/01/2027 25,000 24,596
Equifax, Inc.
2.60%, 12/01/2024 25,000 24,323
2.60%, 12/15/2025 150,000 143,286
Estee Lauder Cos., Inc. (The), 2.00%,
12/01/2024 35,000 34,116
General Mills, Inc.
3.65%, 2/15/2024 10,000 10,065
4.00%, 4/17/2025 25,000 25,331
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Consumer, Non-cyclical – 13.1% (continued)
Gilead Sciences, Inc.
0.75%, 9/29/2023 74,000 71,582
3.50%, 2/01/2025 25,000 25,027
3.65%, 3/01/2026 125,000 124,193
GlaxoSmithKline Capital PLC, 3.00%, 6/01/2024 45,000 44,865
GlaxoSmithKline Capital, Inc., 3.38%, 5/15/2023 50,000 50,390
Global Payments, Inc.
2.65%, 2/15/2025 50,000 48,326
4.80%, 4/01/2026 25,000 25,604
2.15%, 1/15/2027 100,000 90,768
GXO Logistics, Inc., 1.65%, 7/15/2026
(a)
100,000 88,715
HCA, Inc.
5.00%, 3/15/2024 30,000 30,723
5.25%, 4/15/2025 75,000 77,379
5.25%, 6/15/2026 50,000 51,431
Hershey Co. (The), 0.90%, 6/01/2025 50,000 46,653
Hormel Foods Corp., 0.65%, 6/03/2024 15,000 14,288
Humana, Inc., 3.85%, 10/01/2024 15,000 15,076
Johnson & Johnson
3.38%, 12/05/2023 25,000 25,291
0.55%, 9/01/2025 50,000 46,024
2.45%, 3/01/2026 50,000 48,660
Keurig Dr Pepper, Inc.
3.13%, 12/15/2023 25,000 25,046
0.75%, 3/15/2024 60,000 57,294
4.42%, 5/25/2025 6,000 6,123
3.40%, 11/15/2025 25,000 24,762
Kimberly-Clark Corp., 3.05%, 8/15/2025 25,000 24,799
Kroger Co. (The), 3.50%, 2/01/2026 25,000 24,681
Laboratory Corp. of America Holdings
3.25%, 9/01/2024 10,000 9,931
3.60%, 2/01/2025 100,000 99,608
McCormick & Co., Inc., 0.90%, 2/15/2026 10,000 8,972
McKesson Corp., 1.30%, 8/15/2026 50,000 44,900
Medtronic, Inc., 3.50%, 3/15/2025 84,000 84,296
Merck & Co., Inc.
2.80%, 5/18/2023 25,000 25,109
2.90%, 3/07/2024 85,000 84,907
2.75%, 2/10/2025 40,000 39,596
Molson Coors Beverage Co., 3.00%, 7/15/2026 85,000 81,106
Mondelez International, Inc., 1.50%, 5/04/2025 50,000 47,208
Moody's Corp., 3.75%, 3/24/2025 25,000 25,158
Novartis Capital Corp.
1.75%, 2/14/2025 50,000 48,206
3.00%, 11/20/2025 50,000 49,591
2.00%, 2/14/2027 75,000 70,457
PayPal Holdings, Inc.
2.40%, 10/01/2024 50,000 49,055
1.65%, 6/01/2025 30,000 28,397
2.65%, 10/01/2026 50,000 47,907
PeaceHealth Obligated Group, Series 2020,
1.38%, 11/15/2025 25,000 23,141
PepsiCo, Inc.
0.75%, 5/01/2023 150,000 147,632
0.40%, 10/07/2023 25,000 24,267
2.25%, 3/19/2025 50,000 48,824
2.38%, 10/06/2026 50,000 48,006
PerkinElmer, Inc., 0.85%, 9/15/2024 25,000 23,406

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Consumer, Non-cyclical – 13.1% (continued)
Pfizer, Inc.
3.00%, 6/15/2023 50,000 50,219
3.20%, 9/15/2023 35,000 35,287
3.40%, 5/15/2024 110,000 111,005
2.75%, 6/03/2026 25,000 24,371
3.00%, 12/15/2026 50,000 49,125
Philip Morris International, Inc.
1.13%, 5/01/2023 50,000 49,208
2.88%, 5/01/2024 70,000 69,748
3.25%, 11/10/2024 50,000 49,906
2.75%, 2/25/2026 25,000 24,224
0.88%, 5/01/2026 25,000 22,457
Procter & Gamble Co. (The)
3.10%, 8/15/2023 10,000 10,087
0.55%, 10/29/2025 50,000 45,953
1.00%, 4/23/2026 25,000 22,904
1.90%, 2/01/2027 50,000 47,091
Quest Diagnostics, Inc., 3.45%, 6/01/2026 100,000 98,372
Reynolds American, Inc., 4.45%, 6/12/2025 90,000 90,687
Royalty Pharma PLC, 0.75%, 9/02/2023 25,000 24,188
S&P Global, Inc., 2.45%, 3/01/2027
(a)
50,000 47,124
Shire Acquisitions Investments Ireland DAC
2.88%, 9/23/2023 40,000 39,897
3.20%, 9/23/2026 75,000 72,391
Stryker Corp.
0.60%, 12/01/2023 75,000 72,290
3.38%, 11/01/2025 45,000 44,708
3.50%, 3/15/2026 25,000 24,809
SYSCO Corp., 3.30%, 7/15/2026 30,000 29,263
Tyson Foods, Inc.
3.90%, 9/28/2023 35,000 35,302
4.00%, 3/01/2026 50,000 50,157
Unilever Capital Corp.
3.25%, 3/07/2024 10,000 10,031
2.60%, 5/05/2024 125,000 123,801
UnitedHealth Group, Inc.
2.38%, 8/15/2024 50,000 49,265
3.75%, 7/15/2025 25,000 25,247
1.25%, 1/15/2026 50,000 46,159
1.15%, 5/15/2026
(b)
65,000 59,328
3.38%, 4/15/2027 75,000 74,154
Utah Acquisition Sub, Inc., 3.95%, 6/15/2026 35,000 34,007
Verisk Analytics, Inc., 4.00%, 6/15/2025 50,000 50,256
Viatris , Inc., 1.65%, 6/22/2025 30,000 27,531
Zimmer Biomet Holdings, Inc., 3.05%,
1/15/2026 100,000 96,976
Zoetis, Inc., 4.50%, 11/13/2025 100,000 102,866
7,207,747
Energy – 6.3%
Baker Hughes Holdings LLC / Baker Hughes
Co.-Obligor, Inc.
1.23%, 12/15/2023 25,000 24,255
2.06%, 12/15/2026 75,000 69,523
BP Capital Markets America, Inc.
2.75%, 5/10/2023 10,000 10,011
3.79%, 2/06/2024 10,000 10,086
3.19%, 4/06/2025 25,000 24,766
3.41%, 2/11/2026 25,000 24,711
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Energy – 6.3% (continued)
3.12%, 5/04/2026 50,000 48,813
3.54%, 4/06/2027 100,000 98,382
BP Capital Markets PLC
3.81%, 2/10/2024 15,000 15,150
3.51%, 3/17/2025 50,000 50,003
Canadian Natural Resources Ltd., 2.05%,
7/15/2025 30,000 28,280
Cenovus Energy, Inc., 5.38%, 7/15/2025 25,000 25,958
Cheniere Corpus Christi Holdings LLC, 5.88%,
3/31/2025 75,000 78,053
Chevron Corp.
1.14%, 5/11/2023 150,000 148,021
2.90%, 3/03/2024 25,000 24,984
1.55%, 5/11/2025 100,000 94,888
2.95%, 5/16/2026 25,000 24,464
Chevron USA, Inc.
0.43%, 8/11/2023 25,000 24,347
3.90%, 11/15/2024 10,000 10,143
0.69%, 8/12/2025 25,000 22,990
Columbia Pipeline Group, Inc., 4.50%,
6/01/2025 15,000 15,297
Continental Resources, Inc., 3.80%, 6/01/2024 75,000 75,088
Devon Energy Corp., 5.25%, 9/15/2024 25,000 25,784
Enbridge, Inc.
3.50%, 6/10/2024 50,000 49,987
2.50%, 1/15/2025 10,000 9,682
Energy Transfer LP
5.88%, 1/15/2024 70,000 72,122
4.90%, 2/01/2024 10,000 10,145
4.50%, 4/15/2024 75,000 75,815
4.05%, 3/15/2025 35,000 34,797
2.90%, 5/15/2025 50,000 48,255
Energy Transfer LP / Regency Energy Finance
Corp., 4.50%, 11/01/2023 20,000 20,155
Enterprise Products Operating LLC
3.90%, 2/15/2024 25,000 25,218
3.75%, 2/15/2025 25,000 25,057
3.70%, 2/15/2026 75,000 74,432
EOG Resources, Inc., 4.15%, 1/15/2026 50,000 51,031
Exxon Mobil Corp.
2.02%, 8/16/2024 65,000 63,678
2.71%, 3/06/2025 25,000 24,626
2.99%, 3/19/2025 150,000 148,681
Halliburton Co., 3.80%, 11/15/2025 39,000 39,196
HF Sinclair Corp., 5.88%, 4/01/2026
(a)
50,000 51,628
Kinder Morgan Energy Partners LP
4.30%, 5/01/2024 25,000 25,282
4.25%, 9/01/2024 100,000 101,063
Marathon Petroleum Corp., 3.63%, 9/15/2024 50,000 49,757
MPLX LP
4.50%, 7/15/2023 50,000 50,555
4.88%, 12/01/2024 20,000 20,399
4.88%, 6/01/2025 25,000 25,514
1.75%, 3/01/2026 25,000 22,816
4.13%, 3/01/2027 50,000 49,546
ONEOK, Inc.
2.75%, 9/01/2024 25,000 24,361
2.20%, 9/15/2025 50,000 46,848

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Energy – 6.3% (continued)
Ovintiv Exploration, Inc.
5.63%, 7/01/2024 25,000 25,984
5.38%, 1/01/2026 50,000 51,816
Phillips 66
3.85%, 4/09/2025 70,000 70,405
1.30%, 2/15/2026 10,000 9,121
Phillips 66 Partners LP, 2.45%, 12/15/2024 45,000 43,492
Pioneer Natural Resources Co.
0.55%, 5/15/2023 10,000 9,756
1.13%, 1/15/2026 25,000 22,631
Plains All American Pipeline LP / PAA Finance
Corp.
3.60%, 11/01/2024 25,000 24,708
4.65%, 10/15/2025 25,000 25,247
4.50%, 12/15/2026 50,000 50,026
Sabine Pass Liquefaction LLC
5.63%, 3/01/2025 67,000 69,487
5.88%, 6/30/2026 50,000 52,548
5.00%, 3/15/2027 100,000 102,334
Schlumberger Finance Canada Ltd., 1.40%,
9/17/2025 20,000 18,740
Shell International Finance BV
0.38%, 9/15/2023 20,000 19,395
3.50%, 11/13/2023 50,000 50,470
2.00%, 11/07/2024 75,000 73,164
3.25%, 5/11/2025 100,000 99,630
Spectra Energy Partners LP
4.75%, 3/15/2024 50,000 51,039
3.38%, 10/15/2026 75,000 72,889
Suncor Energy, Inc., 3.10%, 5/15/2025 50,000 49,043
Totalenergies Capital International SA, 3.75%,
4/10/2024 95,000 95,946
Transcanada Pipelines Ltd.
3.75%, 10/16/2023 25,000 25,178
1.00%, 10/12/2024 25,000 23,456
Transcontinental Gas Pipe Line Co. LLC, 7.85%,
2/01/2026 25,000 28,046
Valero Energy Corp., 2.85%, 4/15/2025 7,000 6,808
Williams Cos., Inc. (The)
4.50%, 11/15/2023 10,000 10,133
4.55%, 6/24/2024 10,000 10,140
4.00%, 9/15/2025 25,000 24,869
3,431,144
Financial – 45.7%
Aercap Ireland Capital DAC / Aercap Global
Aviation Trust
4.13%, 7/03/2023 150,000 149,781
2.88%, 8/14/2024 125,000 120,115
6.50%, 7/15/2025 50,000 51,879
2.45%, 10/29/2026 150,000 133,715
Aflac, Inc.
3.63%, 11/15/2024 25,000 25,184
3.25%, 3/17/2025 50,000 49,712
Air Lease Corp.
0.70%, 2/15/2024 50,000 47,376
2.30%, 2/01/2025 50,000 47,392
3.25%, 3/01/2025 25,000 24,209
2.88%, 1/15/2026 50,000 46,921
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Financial – 45.7% (continued)
1.88%, 8/15/2026 35,000 31,243
Aircastle Ltd., 4.13%, 5/01/2024 50,000 49,712
Alexandria Real Estate Equities, Inc., 3.80%,
4/15/2026 25,000 24,855
Allstate Corp. (The)
3.15%, 6/15/2023 50,000 50,211
0.75%, 12/15/2025 25,000 22,763
Ally Financial, Inc.
3.05%, 6/05/2023 125,000 124,756
1.45%, 10/02/2023 25,000 24,300
5.13%, 9/30/2024 25,000 25,764
American Campus Communities Operating
Partnership LP, 3.30%, 7/15/2026 25,000 24,663
American Express Co.
3.40%, 2/22/2024 50,000 50,100
2.50%, 7/30/2024 100,000 98,023
3.63%, 12/05/2024 25,000 25,101
3.13%, 5/20/2026 25,000 24,531
1.65%, 11/04/2026 25,000 22,898
2.55%, 3/04/2027 100,000 94,250
American Financial Group, Inc., 3.50%,
8/15/2026 25,000 24,724
American International Group, Inc.
2.50%, 6/30/2025 75,000 72,219
3.90%, 4/01/2026 50,000 49,755
American Tower Corp.
3.00%, 6/15/2023 35,000 34,961
0.60%, 1/15/2024 20,000 19,089
2.40%, 3/15/2025
(b)
50,000 48,012
4.00%, 6/01/2025 25,000 24,985
1.30%, 9/15/2025 25,000 22,847
4.40%, 2/15/2026 25,000 25,182
2.75%, 1/15/2027 50,000 46,509
Ameriprise Financial, Inc.
3.70%, 10/15/2024 50,000 50,323
3.00%, 4/02/2025 50,000 49,320
Aon PLC, 3.88%, 12/15/2025 25,000 25,145
Ares Capital Corp.
4.20%, 6/10/2024 25,000 25,013
4.25%, 3/01/2025 35,000 34,462
3.25%, 7/15/2025 50,000 47,621
Assurant, Inc., 4.20%, 9/27/2023 75,000 75,918
Assured Guaranty US Holdings, Inc., 5.00%,
7/01/2024
(b)
25,000 25,486
AvalonBay Communities, Inc., Series G, 2.95%,
5/11/2026 50,000 48,347
Bain Capital Specialty Finance, Inc.
2.95%, 3/10/2026 25,000 22,899
2.55%, 10/13/2026 50,000 43,992
Banco Santander SA
2.75%, 5/28/2025 200,000 191,048
1.85%, 3/25/2026 100,000 90,956
Bank of America Corp.
4.10%, 7/24/2023 25,000 25,406
4.13%, 1/22/2024 150,000 152,179
1.49%, 5/19/2024 25,000 24,547
0.52%, 6/14/2024 200,000 193,438
3.86%, 7/23/2024 150,000 150,340
0.81%, 10/24/2024 150,000 144,041

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Financial – 45.7% (continued)
3.46%, 3/15/2025 75,000 74,416
0.98%, 4/22/2025 25,000 23,633
3.88%, 8/01/2025 80,000 80,412
1.53%, 12/06/2025 200,000 187,483
3.37%, 1/23/2026 25,000 24,460
2.02%, 2/13/2026 100,000 94,574
4.45%, 3/03/2026 100,000 100,285
1.32%, 6/19/2026 100,000 91,641
4.25%, 10/22/2026 100,000 99,963
1.20%, 10/24/2026 150,000 135,424
Series N, 1.66%, 3/11/2027 75,000 67,992
3.56%, 4/23/2027 75,000 72,867
1.73%, 7/22/2027 125,000 112,196
3.82%, 1/20/2028 100,000 97,237
Bank of Montreal
0.45%, 12/08/2023 25,000 23,972
Series E, 3.30%, 2/05/2024 50,000 50,065
1.85%, 5/01/2025 50,000 47,468
1.25%, 9/15/2026 185,000 165,252
Bank of Nova Scotia (The)
1.63%, 5/01/2023 100,000 98,892
3.40%, 2/11/2024 75,000 75,132
1.30%, 6/11/2025 30,000 27,844
1.05%, 3/02/2026 100,000 89,777
1.30%, 9/15/2026 100,000 89,471
BankUnited , Inc., 4.88%, 11/17/2025 25,000 25,808
Barclays PLC
4.34%, 5/16/2024 25,000 25,213
3.65%, 3/16/2025 100,000 98,580
4.38%, 1/12/2026 50,000 49,864
5.20%, 5/12/2026 250,000 253,173
Barings BDC, Inc., 3.30%, 11/23/2026
(a)
25,000 22,453
Berkshire Hathaway, Inc., 3.13%, 3/15/2026 100,000 99,261
BGC Partners, Inc., 3.75%, 10/01/2024 25,000 24,790
BlackRock, Inc., 3.50%, 3/18/2024 25,000 25,217
Blackstone Private Credit Fund
2.35%, 11/22/2024
(a)
25,000 23,585
3.25%, 3/15/2027
(a)
75,000 67,230
Blackstone Secured Lending Fund, 2.75%,
9/16/2026 75,000 68,634
Boston Properties LP
3.20%, 1/15/2025 100,000 98,620
3.65%, 2/01/2026 50,000 49,396
Brixmor Operating Partnership LP
3.65%, 6/15/2024 80,000 79,671
3.85%, 2/01/2025 25,000 24,971
Brookfield Finance, Inc., 4.00%, 4/01/2024 50,000 50,449
Canadian Imperial Bank of Commerce
0.45%, 6/22/2023 25,000 24,355
0.95%, 6/23/2023 55,000 53,860
2.25%, 1/28/2025 125,000 120,394
0.95%, 10/23/2025 25,000 22,705
1.25%, 6/22/2026 25,000 22,324
Capital One Financial Corp.
3.90%, 1/29/2024 100,000 100,525
3.75%, 4/24/2024 25,000 25,040
3.30%, 10/30/2024 50,000 49,431
4.25%, 4/30/2025 25,000 25,105
4.20%, 10/29/2025 25,000 24,965
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Financial – 45.7% (continued)
3.75%, 7/28/2026 25,000 24,411
1.88%, 11/02/2027 100,000 89,236
Charles Schwab Corp. (The)
3.75%, 4/01/2024 35,000 35,304
0.90%, 3/11/2026 175,000 158,395
1.15%, 5/13/2026 15,000 13,609
Chubb INA Holdings, Inc., 3.35%, 5/15/2024 65,000 65,230
Citigroup, Inc.
3.88%, 10/25/2023 25,000 25,347
1.68%, 5/15/2024 50,000 49,278
4.04%, 6/01/2024 25,000 25,138
3.75%, 6/16/2024 50,000 50,367
4.00%, 8/05/2024 45,000 45,291
3.35%, 4/24/2025 150,000 147,826
3.30%, 4/27/2025 50,000 49,437
4.40%, 6/10/2025 125,000 125,957
5.50%, 9/13/2025 115,000 119,977
3.70%, 1/12/2026 75,000 74,174
4.60%, 3/09/2026 50,000 50,377
3.11%, 4/08/2026 100,000 96,914
3.20%, 10/21/2026 50,000 48,178
1.12%, 1/28/2027 25,000 22,310
1.46%, 6/09/2027 75,000 66,737
3.89%, 1/10/2028 100,000 97,466
3.07%, 2/24/2028 125,000 117,639
Citizens Financial Group, Inc., 2.85%,
7/27/2026 50,000 48,127
CME Group, Inc., 3.00%, 3/15/2025 75,000 74,383
CNA Financial Corp., 3.95%, 5/15/2024 50,000 50,268
Comerica, Inc., 3.70%, 7/31/2023 100,000 100,654
Cooperatieve Rabobank UA, 3.75%, 7/21/2026 250,000 243,027
Credit Suisse AG, 1.25%, 8/07/2026 250,000 221,104
Credit Suisse Group AG, 3.75%, 3/26/2025 275,000 270,077
Crown Castle International Corp.
3.20%, 9/01/2024 105,000 104,032
1.05%, 7/15/2026 50,000 44,188
Deutsche Bank AG
0.90%, 5/28/2024 100,000 94,397
4.10%, 1/13/2026 25,000 24,772
1.69%, 3/19/2026 100,000 91,313
2.31%, 11/16/2027 150,000 132,803
Discover Bank, 4.68%, 8/09/2028 250,000 252,315
Discover Financial Services, 4.50%, 1/30/2026 25,000 25,242
EPR Properties, 4.50%, 4/01/2025 25,000 24,926
Equinix , Inc.
2.63%, 11/18/2024 10,000 9,730
1.25%, 7/15/2025 30,000 27,577
1.00%, 9/15/2025 35,000 31,773
1.45%, 5/15/2026 35,000 31,547
ERP Operating LP, 3.38%, 6/01/2025 20,000 19,804
Essex Portfolio LP
3.25%, 5/01/2023 13,000 13,015
3.88%, 5/01/2024 25,000 25,118
Fifth Third Bancorp
1.63%, 5/05/2023 75,000 73,991
3.65%, 1/25/2024 170,000 170,491
Franklin Resources, Inc., 2.85%, 3/30/2025 50,000 49,102
FS KKR Capital Corp., 3.40%, 1/15/2026 100,000 94,298

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Financial – 45.7% (continued)
GLP Capital LP / GLP Financing II, Inc.
5.38%, 11/01/2023 60,000 60,845
5.25%, 6/01/2025 25,000 25,430
5.38%, 4/15/2026 85,000 86,670
Goldman Sachs BDC, Inc., 3.75%, 2/10/2025 25,000 24,773
Goldman Sachs Group, Inc. (The)
3.63%, 2/20/2024 35,000 35,056
4.00%, 3/03/2024 50,000 50,465
3.85%, 7/08/2024 25,000 25,154
3.50%, 1/23/2025 50,000 49,579
1.76%, 1/24/2025 200,000 193,308
3.50%, 4/01/2025 50,000 49,400
3.75%, 5/22/2025 75,000 74,695
4.25%, 10/21/2025 110,000 110,349
0.86%, 2/12/2026 135,000 123,238
3.50%, 11/16/2026 200,000 195,328
1.09%, 12/09/2026 50,000 44,757
1.43%, 3/09/2027 50,000 44,713
1.54%, 9/10/2027 25,000 22,080
1.95%, 10/21/2027 150,000 134,686
2.64%, 2/24/2028 200,000 184,079
Golub Capital BDC, Inc., 2.50%, 8/24/2026 25,000 22,299
Hanover Insurance Group, Inc. (The), 4.50%,
4/15/2026 50,000 51,160
Healthpeak Properties, Inc., 4.00%, 6/01/2025 20,000 20,151
Host Hotels & Resorts LP
3.88%, 4/01/2024 25,000 24,938
Series E, 4.00%, 6/15/2025 20,000 19,831
HSBC Holdings PLC
4.29%, 9/12/2026 500,000 497,174
1.59%, 5/24/2027 200,000 177,813
HSBC USA, Inc., 3.50%, 6/23/2024 150,000 150,060
Huntington Bancshares, Inc., 2.63%, 8/06/2024 100,000 98,147
ING Groep NV
4.10%, 10/02/2023 75,000 75,740
4.02%, 3/28/2028 250,000 242,786
Intercontinental Exchange, Inc.
0.70%, 6/15/2023 100,000 97,781
3.75%, 12/01/2025 25,000 25,096
Invesco Finance PLC, 3.75%, 1/15/2026 25,000 24,963
JPMorgan Chase & Co.
3.38%, 5/01/2023 50,000 50,270
3.88%, 2/01/2024 25,000 25,344
3.63%, 5/13/2024 125,000 126,040
1.51%, 6/01/2024 150,000 147,567
3.80%, 7/23/2024 25,000 25,100
3.88%, 9/10/2024 150,000 150,753
4.02%, 12/05/2024 50,000 50,225
3.13%, 1/23/2025 50,000 49,517
0.56%, 2/16/2025 25,000 23,689
3.22%, 3/01/2025 130,000 128,701
0.82%, 6/01/2025 30,000 28,235
3.90%, 7/15/2025 40,000 40,210
2.30%, 10/15/2025 60,000 57,615
2.01%, 3/13/2026 125,000 117,825
2.08%, 4/22/2026 50,000 47,057
3.20%, 6/15/2026 50,000 48,810
2.95%, 10/01/2026 100,000 95,860
1.05%, 11/19/2026 50,000 44,906
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Financial – 45.7% (continued)
4.13%, 12/15/2026 100,000 99,463
3.96%, 1/29/2027 50,000 49,488
1.04%, 2/04/2027 50,000 44,528
1.58%, 4/22/2027 50,000 45,216
1.47%, 9/22/2027 100,000 88,894
3.78%, 2/01/2028 100,000 97,183
4.32%, 4/26/2028 150,000 149,679
KeyCorp, 4.15%, 10/29/2025 75,000 75,835
Kimco Realty Corp., 2.80%, 10/01/2026 50,000 47,513
Lincoln National Corp., 3.35%, 3/09/2025 25,000 24,701
Lloyds Banking Group PLC
4.45%, 5/08/2025 250,000 252,471
4.65%, 3/24/2026 100,000 99,990
Loews Corp., 3.75%, 4/01/2026 50,000 50,294
M&T Bank Corp., 3.55%, 7/26/2023 150,000 150,844
Main Street Capital Corp., 5.20%, 5/01/2024 25,000 25,320
Manulife Financial Corp., 4.15%, 3/04/2026 25,000 25,316
Marsh & McLennan Cos., Inc., 3.88%, 3/15/2024 25,000 25,284
Mastercard , Inc.
3.38%, 4/01/2024 25,000 25,236
3.30%, 3/26/2027 100,000 99,297
MetLife, Inc., Series D, 4.37%, 9/15/2023 50,000 51,035
MID-America Apartments LP
4.00%, 11/15/2025 25,000 25,164
1.10%, 9/15/2026 35,000 31,246
Mitsubishi UFJ Financial Group, Inc.
3.76%, 7/26/2023 85,000 85,808
3.41%, 3/07/2024 100,000 99,927
0.85%, 9/15/2024 50,000 48,218
3.78%, 3/02/2025 200,000 201,027
2.34%, 1/19/2028 200,000 183,436
Mizuho Financial Group, Inc., 2.23%, 5/25/2026 200,000 189,096
Morgan Stanley
4.10%, 5/22/2023 25,000 25,260
Series F, 3.88%, 4/29/2024 200,000 201,438
3.70%, 10/23/2024 75,000 75,186
0.79%, 5/30/2025 50,000 46,759
2.72%, 7/22/2025 50,000 48,690
4.00%, 7/23/2025 65,000 65,098
Series I, 0.86%, 10/21/2025 25,000 23,210
1.16%, 10/21/2025 225,000 210,239
5.00%, 11/24/2025 125,000 128,323
3.88%, 1/27/2026 60,000 59,572
2.19%, 4/28/2026 75,000 70,820
3.13%, 7/27/2026 75,000 71,893
Series G, 4.35%, 9/08/2026 75,000 75,102
0.99%, 12/10/2026 50,000 44,648
3.63%, 1/20/2027 50,000 48,780
1.59%, 5/04/2027 50,000 45,107
1.51%, 7/20/2027 75,000 66,956
2.48%, 1/21/2028 100,000 92,051
National Australia Bank Ltd., 2.50%, 7/12/2026 50,000 47,737
National Retail Properties, Inc., 4.00%,
11/15/2025 25,000 25,170
NatWest Group PLC
4.52%, 6/25/2024 50,000 50,443
4.80%, 4/05/2026 25,000 25,244
3.75%, 11/01/2029 200,000 195,887
Nomura Holdings, Inc., 2.33%, 1/22/2027 200,000 182,115

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Financial – 45.7% (continued)
Northern Trust Corp., 3.95%, 10/30/2025 25,000 25,337
Office Properties Income Trust
4.50%, 2/01/2025 20,000 19,828
2.65%, 6/15/2026 25,000 22,521
OMEGA Healthcare Investors, Inc., 4.50%,
1/15/2025 35,000 35,032
Owl Rock Capital Corp.
4.00%, 3/30/2025 50,000 48,779
3.75%, 7/22/2025 35,000 33,578
4.25%, 1/15/2026 25,000 24,276
3.40%, 7/15/2026 25,000 23,090
PNC Financial Services Group, Inc. (The)
2.20%, 11/01/2024 75,000 73,195
2.60%, 7/23/2026 100,000 96,037
1.15%, 8/13/2026 50,000 45,313
Principal Financial Group, Inc., 3.10%,
11/15/2026 50,000 48,132
Prospect Capital Corp., 3.71%, 1/22/2026 50,000 46,449
Prudential Financial, Inc., 1.50%, 3/10/2026 100,000 92,961
Public Storage, 1.50%, 11/09/2026
(b)
50,000 45,738
Realty Income Corp.
4.60%, 2/06/2024 25,000 25,466
3.88%, 4/15/2025 25,000 25,112
4.63%, 11/01/2025 75,000 76,957
Regions Financial Corp., 2.25%, 5/18/2025 50,000 48,009
Royal Bank of Canada
3.70%, 10/05/2023 50,000 50,548
0.50%, 10/26/2023 25,000 24,133
2.25%, 11/01/2024 100,000 97,163
1.15%, 6/10/2025 30,000 27,745
1.20%, 4/27/2026 35,000 31,603
Series G, 1.15%, 7/14/2026 35,000 31,380
Series G, 1.40%, 11/02/2026 100,000 90,016
Sabra Health Care LP, 5.13%, 8/15/2026 50,000 50,087
Santander Holdings USA, Inc.
3.50%, 6/07/2024 25,000 24,867
4.50%, 7/17/2025 40,000 40,352
3.24%, 10/05/2026 50,000 47,693
Santander UK Group Holdings PLC, 1.53%,
8/21/2026 50,000 45,435
Santander UK PLC, 4.00%, 3/13/2024 100,000 101,083
Simon Property Group LP
2.75%, 6/01/2023 75,000 74,923
3.38%, 10/01/2024 25,000 24,959
3.50%, 9/01/2025 25,000 24,816
3.30%, 1/15/2026 50,000 49,221
Site Centers Corp., 3.63%, 2/01/2025 50,000 49,355
State Street Corp.
3.70%, 11/20/2023 25,000 25,277
3.78%, 12/03/2024 25,000 25,221
3.55%, 8/18/2025 30,000 30,057
2.35%, 11/01/2025 50,000 48,552
2.65%, 5/19/2026 25,000 24,301
1.68%, 11/18/2027 25,000 22,867
Stifel Financial Corp., 4.25%, 7/18/2024 25,000 25,240
Sumitomo Mitsui Financial Group, Inc.
3.75%, 7/19/2023 150,000 151,199
2.35%, 1/15/2025 200,000 192,214
3.78%, 3/09/2026 50,000 49,398
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Financial – 45.7% (continued)
2.63%, 7/14/2026 100,000 94,524
3.01%, 10/19/2026 50,000 47,779
Synchrony Financial
4.38%, 3/19/2024 125,000 125,784
4.50%, 7/23/2025 40,000 40,169
3.70%, 8/04/2026 50,000 48,171
Toronto-Dominion Bank (The)
0.75%, 6/12/2023 30,000 29,359
0.45%, 9/11/2023 25,000 24,205
0.55%, 3/04/2024 35,000 33,366
3.25%, 3/11/2024 50,000 50,035
2.65%, 6/12/2024 100,000 98,846
0.70%, 9/10/2024 50,000 47,102
1.15%, 6/12/2025 30,000 27,859
0.75%, 9/11/2025 50,000 45,538
1.25%, 9/10/2026 35,000 31,381
1.95%, 1/12/2027 100,000 91,837
Trinity Acquisition PLC, 4.40%, 3/15/2026 50,000 50,259
Truist Bank
2.15%, 12/06/2024 50,000 48,545
3.63%, 9/16/2025 100,000 99,523
Truist Financial Corp.
2.85%, 10/26/2024 50,000 49,402
3.70%, 6/05/2025 30,000 30,076
1.20%, 8/05/2025 80,000 74,272
1.27%, 3/02/2027 25,000 22,731
US Bancorp
3.70%, 1/30/2024 75,000 75,781
3.38%, 2/05/2024 100,000 100,387
3.60%, 9/11/2024 25,000 25,133
3.95%, 11/17/2025 50,000 50,782
Series V, 2.38%, 7/22/2026 25,000 23,819
US Bank NA, 2.80%, 1/27/2025 100,000 98,782
Ventas Realty LP
3.50%, 4/15/2024 50,000 49,879
2.65%, 1/15/2025 25,000 24,258
Visa, Inc.
3.15%, 12/14/2025 50,000 49,686
1.90%, 4/15/2027 100,000 93,066
Vornado Realty LP, 2.15%, 6/01/2026 75,000 68,263
Voya Financial, Inc., 3.65%, 6/15/2026 50,000 49,232
Wells Fargo & Co.
4.13%, 8/15/2023 100,000 101,172
1.65%, 6/02/2024 75,000 73,735
3.30%, 9/09/2024 50,000 49,809
3.00%, 2/19/2025 25,000 24,573
0.81%, 5/19/2025 15,000 14,124
3.55%, 9/29/2025 50,000 49,673
2.41%, 10/30/2025 50,000 48,071
2.16%, 2/11/2026 285,000 270,338
3.00%, 4/22/2026 50,000 48,064
2.19%, 4/30/2026 175,000 165,330
3.00%, 10/23/2026 100,000 95,528
3.20%, 6/17/2027 100,000 95,762
3.53%, 3/24/2028 50,000 48,136
Welltower , Inc.
4.00%, 6/01/2025 20,000 20,060
4.25%, 4/01/2026 65,000 65,645

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Financial – 45.7% (continued)
Western Union Co. (The), 2.85%, 1/10/2025 50,000 48,527
Westpac Banking Corp.
3.65%, 5/15/2023 125,000 126,311
3.30%, 2/26/2024 50,000 50,243
1.02%, 11/18/2024 100,000 94,814
1.15%, 6/03/2026 50,000 45,290
2.70%, 8/19/2026 40,000 38,430
25,077,451
Industrial – 6.6%
3M Co.
3.25%, 2/14/2024 40,000 40,213
2.00%, 2/14/2025 75,000 72,518
2.25%, 9/19/2026 25,000 23,762
Amcor Finance USA, Inc., 3.63%, 4/28/2026 50,000 49,375
Arrow Electronics, Inc., 3.25%, 9/08/2024 65,000 64,302
Berry Global, Inc., 0.95%, 2/15/2024 50,000 47,741
Boeing Co. (The)
4.51%, 5/01/2023 40,000 40,473
1.95%, 2/01/2024 50,000 48,677
4.88%, 5/01/2025 70,000 70,852
2.75%, 2/01/2026 125,000 118,187
2.20%, 2/04/2026 275,000 251,244
Burlington Northern Santa Fe LLC
3.85%, 9/01/2023 20,000 20,220
3.75%, 4/01/2024 50,000 50,639
3.65%, 9/01/2025 15,000 15,129
Carrier Global Corp., 2.24%, 2/15/2025 7,000 6,706
Caterpillar Financial Services Corp.
0.45%, 9/14/2023 50,000 48,430
3.75%, 11/24/2023 60,000 60,781
0.45%, 5/17/2024 20,000 18,981
3.25%, 12/01/2024 123,000 123,431
0.80%, 11/13/2025 25,000 22,862
1.15%, 9/14/2026 50,000 45,313
CNH Industrial Capital LLC
1.95%, 7/02/2023 75,000 73,928
1.88%, 1/15/2026 25,000 23,242
CSX Corp., 3.35%, 11/01/2025 25,000 24,760
FedEx Corp., 3.25%, 4/01/2026 25,000 24,602
Flex Ltd., 4.75%, 6/15/2025 20,000 20,344
GATX Corp.
4.35%, 2/15/2024 50,000 50,654
3.25%, 9/15/2026 50,000 48,560
General Dynamics Corp.
3.38%, 5/15/2023 225,000 226,743
2.38%, 11/15/2024 25,000 24,486
3.25%, 4/01/2025 25,000 24,932
3.50%, 5/15/2025 15,000 15,049
Honeywell International, Inc.
1.35%, 6/01/2025 25,000 23,664
2.50%, 11/01/2026 50,000 48,078
Huntington Ingalls Industries, Inc., 0.67%,
8/16/2023
(a)
60,000 58,024
Jabil, Inc., 1.70%, 4/15/2026 25,000 22,580
JB Hunt Transport Services, Inc., 3.88%,
3/01/2026 50,000 49,977
John Deere Capital Corp.
0.70%, 7/05/2023 10,000 9,761
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Industrial – 6.6% (continued)
0.40%, 10/10/2023 15,000 14,518
2.65%, 6/24/2024 90,000 89,291
2.65%, 6/10/2026 25,000 24,244
1.05%, 6/17/2026 25,000 22,738
2.25%, 9/14/2026 25,000 23,766
1.30%, 10/13/2026 25,000 22,813
1.75%, 3/09/2027 50,000 45,967
L3harris Technologies, Inc., 3.85%, 6/15/2023 75,000 75,653
Legrand France SA, 8.50%, 2/15/2025 50,000 56,214
Lockheed Martin Corp., 3.55%, 1/15/2026 50,000 50,392
Norfolk Southern Corp.
3.85%, 1/15/2024 10,000 10,089
3.65%, 8/01/2025 25,000 25,003
Northrop Grumman Corp., 2.93%, 1/15/2025 75,000 73,765
Otis Worldwide Corp., 2.06%, 4/05/2025 25,000 23,846
Owens Corning, 3.40%, 8/15/2026 25,000 24,520
Packaging Corp. of America, 3.65%, 9/15/2024 40,000 40,063
Raytheon Technologies Corp.
3.20%, 3/15/2024 20,000 20,031
3.95%, 8/16/2025 150,000 151,782
Republic Services, Inc.
2.50%, 8/15/2024 30,000 29,355
0.88%, 11/15/2025 125,000 113,150
Ryder System, Inc.
3.75%, 6/09/2023 25,000 25,146
2.50%, 9/01/2024 25,000 24,344
3.35%, 9/01/2025 25,000 24,533
Stanley Black & Decker, Inc., 4.00%, 3/15/2060 25,000 24,040
Teledyne Technologies, Inc., 1.60%, 4/01/2026 25,000 22,659
Trane Technologies Luxembourg Finance SA,
3.50%, 3/21/2026 50,000 49,280
Trimble, Inc., 4.15%, 6/15/2023 10,000 10,072
Tyco Electronics Group SA, 3.70%, 2/15/2026 100,000 100,367
Union Pacific Corp.
3.65%, 2/15/2024 32,000 32,267
3.15%, 3/01/2024 25,000 24,987
2.75%, 3/01/2026 50,000 48,423
United Parcel Service, Inc.
2.20%, 9/01/2024 15,000 14,695
2.80%, 11/15/2024 25,000 24,828
Vontier Corp., 1.80%, 4/01/2026 50,000 44,419
Vulcan Materials Co., 4.50%, 4/01/2025 25,000 25,570
Waste Management, Inc., 0.75%, 11/15/2025 25,000 22,820
Westinghouse Air Brake Technologies Corp.,
3.20%, 6/15/2025 75,000 72,738
WRKCo , Inc.
3.00%, 9/15/2024 40,000 39,490
3.75%, 3/15/2025 25,000 25,046
3,602,144
Technology – 8.3%
Adobe, Inc., 2.15%, 2/01/2027 75,000 70,690
Altera Corp., 4.10%, 11/15/2023 75,000 76,111
Analog Devices, Inc., 2.95%, 4/01/2025 50,000 49,374
Apple, Inc.
2.40%, 5/03/2023 135,000 135,206
0.75%, 5/11/2023 250,000 246,191
2.85%, 5/11/2024 25,000 24,987
1.80%, 9/11/2024 100,000 97,564
2.50%, 2/09/2025 50,000 49,301

BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Technology – 8.3% (continued)
1.13%, 5/11/2025 75,000 70,739
3.20%, 5/13/2025 50,000 50,129
0.55%, 8/20/2025
(b)
25,000 22,993
0.70%, 2/08/2026 25,000 22,831
3.25%, 2/23/2026 75,000 74,871
2.45%, 8/04/2026 35,000 33,765
2.05%, 9/11/2026 50,000 47,384
3.35%, 2/09/2027 50,000 49,801
Applied Materials, Inc., 3.30%, 4/01/2027 50,000 49,324
AutoDesk , Inc., 4.38%, 6/15/2025 25,000 25,375
Broadcom Corp. / Broadcom Cayman Finance
Ltd., 3.63%, 1/15/2024 50,000 50,268
Broadcom, Inc.
3.63%, 10/15/2024 45,000 45,013
3.15%, 11/15/2025 25,000 24,369
3.46%, 9/15/2026
(b)
75,000 73,041
CDW LLC / CDW Finance Corp., 4.13%,
5/01/2025 50,000 49,244
Citrix Systems, Inc., 1.25%, 3/01/2026 90,000 88,158
Dell International LLC / EMC Corp.
4.00%, 7/15/2024 70,000 70,463
5.85%, 7/15/2025 25,000 26,261
6.02%, 6/15/2026 100,000 105,793
4.90%, 10/01/2026 50,000 51,001
Electronic Arts, Inc., 4.80%, 3/01/2026 20,000 20,676
Fidelity National Information Services, Inc.,
1.15%, 3/01/2026 35,000 31,558
Fiserv, Inc.
3.80%, 10/01/2023 35,000 35,308
2.75%, 7/01/2024 110,000 108,154
3.20%, 7/01/2026 25,000 24,237
Genpact Luxembourg Sarl , 3.38%, 12/01/2024 10,000 9,929
Hewlett Packard Enterprise Co.
4.45%, 10/02/2023 10,000 10,151
1.45%, 4/01/2024 25,000 24,077
4.90%, 10/15/2025 25,000 25,837
1.75%, 4/01/2026 100,000 92,225
HP, Inc., 2.20%, 6/17/2025 70,000 66,503
Intel Corp.
3.40%, 3/25/2025 25,000 25,045
3.70%, 7/29/2025 60,000 60,547
International Business Machines Corp.
3.38%, 8/01/2023 25,000 25,208
3.00%, 5/15/2024 150,000 149,385
7.00%, 10/30/2025 25,000 27,786
3.30%, 5/15/2026 100,000 98,743
2.20%, 2/09/2027 100,000 93,725
Intuit, Inc., 0.95%, 7/15/2025 65,000 60,259
KLA Corp., 4.65%, 11/01/2024 60,000 61,458
Kyndryl Holdings, Inc., 2.05%, 10/15/2026
(a)
25,000 21,849
LAM Research Corp.
3.80%, 3/15/2025 25,000 25,225
3.75%, 3/15/2026 25,000 25,096
Leidos , Inc.
2.95%, 5/15/2023 35,000 34,879
3.63%, 5/15/2025 10,000 9,942
Marvell Technology, Inc., 1.65%, 4/15/2026 25,000 22,810
Microsoft Corp.
2.38%, 5/01/2023 10,000 10,007
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Technology – 8.3% (continued)
3.63%, 12/15/2023 125,000 126,711
2.70%, 2/12/2025 25,000 24,786
3.13%, 11/03/2025 50,000 50,136
2.40%, 8/08/2026 125,000 120,929
3.30%, 2/06/2027 150,000 150,782
NetApp, Inc., 1.88%, 6/22/2025 25,000 23,578
NVIDIA Corp., 3.20%, 9/16/2026 50,000 49,778
Oracle Corp.
3.63%, 7/15/2023 25,000 25,181
2.40%, 9/15/2023 60,000 59,436
3.40%, 7/08/2024 50,000 49,871
2.95%, 11/15/2024 75,000 73,543
2.50%, 4/01/2025 50,000 47,756
2.95%, 5/15/2025 40,000 38,700
1.65%, 3/25/2026 150,000 135,693
2.65%, 7/15/2026 75,000 70,090
QUALCOMM, Inc., 2.90%, 5/20/2024 50,000 49,864
Roper Technologies, Inc.
3.65%, 9/15/2023 20,000 20,122
2.35%, 9/15/2024 20,000 19,477
1.00%, 9/15/2025 50,000 45,728
Skyworks Solutions, Inc., 0.90%, 6/01/2023 20,000 19,510
Texas Instruments, Inc.
2.25%, 5/01/2023 50,000 49,896
1.38%, 3/12/2025 50,000 47,510
TSMC Arizona Corp., 1.75%, 10/25/2026 25,000 22,948
VMware, Inc.
1.00%, 8/15/2024 50,000 47,103
1.40%, 8/15/2026 50,000 44,809
Western Digital Corp., 4.75%, 2/15/2026 100,000 99,356
Xilinx, Inc., 2.95%, 6/01/2024 90,000 89,396
4,583,555
Utilities – 4.9%
Aep Transmission Co. LLC, 3.10%, 12/01/2026 50,000 48,833
AES Corp. (The), 1.38%, 1/15/2026 75,000 67,468
Ameren Corp., 2.50%, 9/15/2024 40,000 39,016
Avangrid , Inc.
3.15%, 12/01/2024 15,000 14,807
3.20%, 4/15/2025 20,000 19,677
Berkshire Hathaway Energy Co.
3.75%, 11/15/2023 50,000 50,527
4.05%, 4/15/2025 25,000 25,367
Black Hills Corp.
4.25%, 11/30/2023 35,000 35,376
3.95%, 1/15/2026 10,000 9,950
CenterPoint Energy, Inc., 1.45%, 6/01/2026 10,000 9,095
Cleveland Electric Illuminating Co. (The), 5.50%,
8/15/2024 10,000 10,407
CMS Energy Corp., 3.00%, 5/15/2026 10,000 9,679
Connecticut Light & Power Co. (The), Series A,
0.75%, 12/01/2025 30,000 27,088
Dominion Energy, Inc.
3.07%, 8/15/2024
(c)
60,000 58,943
Series D, 2.85%, 8/15/2026 50,000 48,022
DTE Energy Co.
Series C, 2.53%, 10/01/2024 25,000 24,336
Series F, 1.05%, 6/01/2025 50,000 46,056
2.85%, 10/01/2026 25,000 23,861

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Utilities – 4.9% (continued)
Duke Energy Corp.
3.75%, 4/15/2024 50,000 50,344
2.65%, 9/01/2026 50,000 47,411
Duke Energy Florida LLC, 3.20%, 1/15/2027 75,000 73,475
Duke Energy Progress LLC, 3.25%, 8/15/2025 50,000 49,686
Eastern Energy Gas Holdings LLC
3.55%, 11/01/2023 10,000 10,038
Series A, 2.50%, 11/15/2024 25,000 24,368
Edison International, 3.55%, 11/15/2024 45,000 44,502
Emera US Finance LP, 3.55%, 6/15/2026 25,000 24,396
Entergy Corp., 2.95%, 9/01/2026 25,000 24,094
Entergy Gulf States Louisiana LLC, 5.59%,
10/01/2024 50,000 52,108
Entergy Louisiana LLC, 0.62%, 11/17/2023 65,000 62,768
Evergy Kansas Central, Inc., 2.55%, 7/01/2026 25,000 23,862
Evergy , Inc., 2.45%, 9/15/2024 25,000 24,213
Eversource Energy
Series L, 2.90%, 10/01/2024 10,000 9,838
Series Q, 0.80%, 8/15/2025 25,000 22,762
Series U, 1.40%, 8/15/2026 50,000 45,295
Exelon Corp.
3.95%, 6/15/2025 25,000 25,120
3.40%, 4/15/2026 20,000 19,554
Florida Power & Light Co.
3.25%, 6/01/2024 50,000 50,188
2.85%, 4/01/2025 100,000 98,517
3.13%, 12/01/2025 25,000 24,826
Fortis, Inc., 3.06%, 10/04/2026 50,000 47,969
Georgia Power Co., Series A, 2.10%, 7/30/2023 100,000 99,112
Iberdrola International BV, 5.81%, 3/15/2025 35,000 37,238
Interstate Power and Light Co., 3.25%,
12/01/2024 15,000 14,897
Ipalco Enterprises, Inc., 3.70%, 9/01/2024 25,000 24,802
National Rural Utilities Cooperative Finance
Corp.
2.95%, 2/07/2024 25,000 24,923
3.25%, 11/01/2025 85,000 84,013
NextEra Energy Capital Holdings, Inc., 1.88%,
1/15/2027 75,000 68,581
NiSource, Inc., 0.95%, 8/15/2025 75,000 68,013
Oklahoma Gas & Electric Co., 0.55%, 5/26/2023 10,000 9,782
Oncor Electric Delivery Co. LLC, 2.75%,
6/01/2024 25,000 24,716
Pacific Gas & Electric Co.
1.70%, 11/15/2023 75,000 72,910
3.45%, 7/01/2025 50,000 48,006
3.15%, 1/01/2026 50,000 47,056
3.30%, 3/15/2027 50,000 46,449
Public Service Electric & Gas Co., 0.95%,
3/15/2026 100,000 91,315
Public Service Enterprise Group, Inc.
2.88%, 6/15/2024 10,000 9,842
0.80%, 8/15/2025 35,000 31,799
San Diego Gas & Electric Co.
Series NNN, 3.60%, 9/01/2023 10,000 10,086
2.50%, 5/15/2026 25,000 23,886
Southern California Edison Co.
Series D, 3.40%, 6/01/2023 20,000 20,054
Series C, 3.50%, 10/01/2023 25,000 25,074
BNY Mellon Short Duration Corporate Bond ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 99.1% (continued)
Utilities – 4.9% (continued)
Southern California Gas Co., Series TT, 2.60%,
6/15/2026 10,000 9,569
Southern Co. (The)
2.95%, 7/01/2023 25,000 25,000
3.25%, 7/01/2026 65,000 63,088
Series B, 4.00%, 1/15/2051 25,000 23,606
Southern Co. Gas Capital Corp., 2.45%,
10/01/2023 75,000 74,276
Southern Power Co., 0.90%, 1/15/2026 35,000 31,492
Southwestern Electric Power Co., Series N,
1.65%, 3/15/2026 85,000 78,246
Virginia Electric & Power Co.
Series A, 3.10%, 5/15/2025 10,000 9,856
Series A, 3.15%, 1/15/2026 25,000 24,527
Wisconsin Electric Power Co., 2.05%,
12/15/2024 20,000 19,425
Xcel Energy, Inc.
0.50%, 10/15/2023 10,000 9,630
3.30%, 6/01/2025 30,000 29,678
2,704,789
Total Corporate Bonds (cost $57,634,167) 54,386,393
Shares
Investment Companies – 2.4%
Registered Investment Companies – 2.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(d)(e)
(cost $1,335,367) 1,335,367 1,335,367
Investment of Cash Collateral for Securities Loaned – 0.4%
Registered Investment Companies – 0.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(d)(e)
(cost $207,350) 207,350 207,350
Total Investments (cost $59,176,884) 101.9% 55,929,110
Liabilities, Less Cash and Receivables (1.9)% (1,035,667)
Net Assets 100.0% 54,893,443

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities were valued at $786,483 or 1.43% of net assets.
(b)
Security, or portion thereof, on loan. At April 30, 2022, the value of the fund’s securities on loan was $321,499 and the value of the collateral was $331,372, consisting of cash collateral of
$207,350 and U.S. Government & Agency securities valued at $124,022. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(d)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:
(e)
The rate shown is the 1-day yield as of April 30, 2022.
See Notes to Financial Statements
Description
Value
10/31/21 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/22 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 642,396 8,480,633 (7,787,662) — — 1,335,367 2.4 199
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 164,650 1,482,421 (1,439,721) — — 207,350 0.4 367
2
Total 807,046 9,963,054 (9,227,383) — — 1,542,717 2.8 566
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Financial 45.7
Consumer, Non-cyclical 13.1
Technology 8.3
Consumer, Cyclical 7.1
Industrial 6.6
Energy 6.3
Communications 5.5
Utilities 4.9
Registered Investment Companies 2.8
Basic Materials 1.6
101.9
†
Based on net assets.

STATEMENT OF INVESTMENTS
April 30, 2022 (Unaudited)
BNY Mellon High Yield Beta ETF
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2%
Basic Materials – 3.8%
Alcoa Nederland Holding BV, 5.50%,
12/15/2027
(a)
10,000 9,953
Allegheny Technologies, Inc., 5.88%,
12/01/2027
(b)
18,000 17,391
Arconic Corp.
6.00%, 5/15/2025
(a)
20,000 20,100
6.13%, 2/15/2028
(a)
30,000 29,032
Ashland LLC, 3.38%, 9/01/2031
(a)
10,000 8,654
ASP Unifrax Holdings, Inc.
5.25%, 9/30/2028
(a)
40,000 35,276
7.50%, 9/30/2029
(a)(b)
30,000 24,574
Axalta Coating Systems LLC, 3.38%,
2/15/2029
(a)
35,000 30,359
Baffinland Iron Mines Corp. / Baffinland Iron
Mines LP, 8.75%, 7/15/2026
(a)
10,000 10,148
Big River Steel LLC / BRS Finance Corp., 6.63%,
1/31/2029
(a)
22,000 22,500
Carpenter Technology Corp., 6.38%, 7/15/2028 15,000 14,969
Century Aluminum Co., 7.50%, 4/01/2028
(a)
10,000 10,106
Chemours Co. (The)
5.38%, 5/15/2027
(b)
28,000 27,277
5.75%, 11/15/2028
(a)(b)
15,000 14,121
Cleveland-Cliffs, Inc.
6.75%, 3/15/2026
(a)
5,000 5,241
5.88%, 6/01/2027
(b)
20,000 20,028
4.63%, 3/01/2029
(a)(b)
5,000 4,690
4.88%, 3/01/2031
(a)
15,000 13,954
Commercial Metals Co.
4.88%, 5/15/2023 35,000 35,242
3.88%, 2/15/2031 4,000 3,519
Compass Minerals International, Inc., 4.88%,
7/15/2024
(a)
22,000 21,784
Consolidated Energy Finance SA, 6.50%,
5/15/2026
(a)
30,000 30,602
Domtar Corp., 6.75%, 10/01/2028
(a)
25,000 24,773
Element Solutions, Inc., 3.88%, 9/01/2028
(a)
35,000 31,305
FMG Resources (August 2006) Pty Ltd.
5.13%, 5/15/2024
(a)
19,000 19,249
4.50%, 9/15/2027
(a)
25,000 23,930
4.38%, 4/01/2031
(a)
60,000 53,112
GCP Applied Technologies, Inc., 5.50%,
4/15/2026
(a)
32,000 32,269
Glatfelter Corp., 4.75%, 11/15/2029
(a)
30,000 24,054
GPD Cos., Inc., 10.13%, 4/01/2026
(a)
15,000 15,625
HB Fuller Co.
4.00%, 2/15/2027 40,000 37,758
4.25%, 10/15/2028 15,000 13,485
Hecla Mining Co., 7.25%, 2/15/2028 17,000 17,175
Illuminate Buyer LLC / Illuminate Holdings IV,
Inc., 9.00%, 7/01/2028
(a)
30,000 28,885
INEOS Quattro Finance 2 PLC, 3.38%,
1/15/2026
(a)
15,000 13,652
Infrabuild Australia Pty Ltd., 12.00%,
10/01/2024
(a)
5,000 5,104
Ingevity Corp., 3.88%, 11/01/2028
(a)
5,000 4,513
Innophos Holdings, Inc., 9.38%, 2/15/2028
(a)
22,000 23,209
Iris Holdings, Inc., 8.75%, 2/15/2026
(a)(c)
45,000 43,136
Joseph T Ryerson & Son, Inc., 8.50%,
8/01/2028
(a)
24,000 25,792
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Basic Materials – 3.8% (continued)
JW Aluminum Continuous Cast Co., 10.25%,
6/01/2026
(a)
25,000 25,799
Kaiser Aluminum Corp., 4.63%, 3/01/2028
(a)
38,000 34,608
Mercer International, Inc., 5.50%, 1/15/2026 10,000 9,915
Methanex Corp.
5.13%, 10/15/2027 15,000 14,435
5.25%, 12/15/2029 20,000 19,120
5.65%, 12/01/2044 20,000 17,690
Mineral Resources Ltd., 8.13%, 5/01/2027
(a)
15,000 15,316
Minerals Technologies, Inc., 5.00%, 7/01/2028
(a)
15,000 13,974
New Gold, Inc., 7.50%, 7/15/2027
(a)
35,000 34,994
Novelis Corp., 4.75%, 1/30/2030
(a)
53,000 48,712
Olin Corp.
5.13%, 9/15/2027 11,000 10,856
5.63%, 8/01/2029
(b)
3,000 2,952
5.00%, 2/01/2030 15,000 14,223
Perenti Finance Pty, Ltd., 6.50%, 10/07/2025
(a)
30,000 29,932
Polar US Borrower LLC / Schenectady
International Group, Inc., 6.75%, 5/15/2026
(a)
45,000 36,324
Rain CII Carbon LLC / CII Carbon Corp., 7.25%,
4/01/2025
(a)
17,000 16,415
Rayonier Am Products, Inc.
5.50%, 6/01/2024
(a)(b)
40,000 39,390
7.63%, 1/15/2026
(a)
46,000 43,659
SCIH Salt Holdings, Inc.
4.88%, 5/01/2028
(a)
50,000 43,848
6.63%, 5/01/2029
(a)
35,000 27,977
SCIL IV LLC / SCIL USA Holdings LLC, 5.38%,
11/01/2026
(a)
30,000 27,378
SPCM SA, 3.13%, 3/15/2027
(a)
10,000 8,836
Sylvamo Corp., 7.00%, 9/01/2029
(a)
40,000 39,363
Trinseo Materials Operating SCA / Trinseo
Materials Finance, Inc., 5.38%, 9/01/2025
(a)
15,000 14,550
Tronox, Inc., 4.63%, 3/15/2029
(a)
60,000 53,550
U.S. Steel Corp., 6.88%, 3/01/2029 20,000 20,341
Valvoline, Inc.
4.25%, 2/15/2030
(a)
20,000 17,383
3.63%, 6/15/2031
(a)
40,000 32,495
WR Grace Holdings LLC
5.63%, 10/01/2024
(a)
11,000 11,078
5.63%, 8/15/2029
(a)
30,000 25,766
1,597,425
Communications – 18.0%
Advantage Sales & Marketing, Inc., 6.50%,
11/15/2028
(a)
40,000 36,583
Altice Financing SA
5.00%, 1/15/2028
(a)
35,000 29,499
5.75%, 8/15/2029
(a)
70,000 59,135
Altice France Holding SA
10.50%, 5/15/2027
(a)
50,000 50,611
6.00%, 2/15/2028
(a)(b)
65,000 53,691
Altice France SA
8.13%, 2/01/2027
(a)
50,000 50,360
5.50%, 1/15/2028
(a)
22,000 19,474
5.13%, 1/15/2029
(a)
5,000 4,311
5.13%, 7/15/2029
(a)
85,000 71,903
5.50%, 10/15/2029
(a)
50,000 43,042

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Communications – 18.0% (continued)
AMC Networks, Inc.
4.75%, 8/01/2025
(b)
7,000 6,759
4.25%, 2/15/2029
(b)
30,000 26,177
Angi Group LLC, 3.88%, 8/15/2028
(a)(b)
15,000 11,913
Arches Buyer, Inc.
4.25%, 6/01/2028
(a)
20,000 17,893
6.13%, 12/01/2028
(a)
15,000 13,051
Audacy Capital Corp., 6.50%, 5/01/2027
(a)(b)
36,000 30,966
Avaya, Inc., 6.13%, 9/15/2028
(a)
50,000 46,220
Belo Corp.
7.75%, 6/01/2027 13,000 14,734
7.25%, 9/15/2027 10,000 11,092
British Telecommunications PLC, 4.25%,
11/23/2081
(a)
30,000 28,211
C&W Senior Financing Dac, 6.88%, 9/15/2027
(a)
25,000 24,306
Cars.com, Inc., 6.38%, 11/01/2028
(a)
20,000 18,771
CCO Holdings LLC / CCO Holdings Capital Corp.
5.50%, 5/01/2026
(a)(b)
30,000 30,075
5.13%, 5/01/2027
(a)
120,000 116,920
5.00%, 2/01/2028
(a)
90,000 85,742
5.38%, 6/01/2029
(a)
40,000 37,963
4.75%, 3/01/2030
(a)
115,000 102,670
4.50%, 8/15/2030
(a)
40,000 34,952
4.25%, 2/01/2031
(a)
145,000 122,389
4.50%, 5/01/2032 100,000 84,259
4.50%, 6/01/2033
(a)
90,000 73,756
4.25%, 1/15/2034
(a)
100,000 79,472
Cengage Learning, Inc., 9.50%, 6/15/2024
(a)
30,000 29,415
Clear Channel Outdoor Holdings, Inc.
7.75%, 4/15/2028
(a)
50,000 47,284
7.50%, 6/01/2029
(a)
50,000 47,160
Clear Channel Worldwide Holdings, Inc., 5.13%,
8/15/2027
(a)
31,000 29,153
CommScope Technologies LLC
6.00%, 6/15/2025
(a)
31,000 27,203
5.00%, 3/15/2027
(a)
10,000 7,844
CommScope, Inc.
6.00%, 3/01/2026
(a)
35,000 33,095
8.25%, 3/01/2027
(a)
21,000 17,851
7.13%, 7/01/2028
(a)(b)
20,000 15,968
4.75%, 9/01/2029
(a)
35,000 29,334
Connect Finco Sarl / Connect US Finco LLC,
6.75%, 10/01/2026
(a)
75,000 73,389
Consolidated Communications, Inc.
5.00%, 10/01/2028
(a)
10,000 8,180
6.50%, 10/01/2028
(a)
20,000 17,375
CSC Holdings LLC
5.25%, 6/01/2024 25,000 24,395
5.50%, 4/15/2027
(a)
15,000 14,490
5.38%, 2/01/2028
(a)
26,000 24,050
6.50%, 2/01/2029
(a)
60,000 57,319
5.75%, 1/15/2030
(a)
40,000 33,194
4.13%, 12/01/2030
(a)
25,000 20,680
4.63%, 12/01/2030
(a)
40,000 30,590
3.38%, 2/15/2031
(a)
20,000 15,611
4.50%, 11/15/2031
(a)
50,000 41,136
Cumulus Media New Holdings, Inc., 6.75%,
7/01/2026
(a)(b)
15,000 14,983
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Communications – 18.0% (continued)
Diamond Sports Group LLC / Diamond Sports
Finance Co., 6.63%, 8/15/2027
(a)
20,000 4,185
DIRECTV Financing LLC / DIRECTV Financing
Co.-Obligor, Inc., 5.88%, 8/15/2027
(a)
180,000 169,733
DISH DBS Corp.
5.88%, 11/15/2024 64,000 62,351
7.75%, 7/01/2026 75,000 71,607
5.25%, 12/01/2026
(a)
105,000 96,576
7.38%, 7/01/2028 35,000 30,841
5.75%, 12/01/2028
(a)
80,000 71,757
5.13%, 6/01/2029 85,000 66,377
DKT Finance ApS, 9.38%, 6/17/2023
(a)
20,000 19,932
Embarq Corp., 8.00%, 6/01/2036 72,000 64,833
Endure Digital, Inc., 6.00%, 2/15/2029
(a)
35,000 28,320
Frontier Communications Holdings LLC
5.88%, 10/15/2027
(a)
30,000 28,725
5.00%, 5/01/2028
(a)
60,000 54,779
6.75%, 5/01/2029
(a)
5,000 4,543
5.88%, 11/01/2029 20,000 17,429
6.00%, 1/15/2030
(a)(b)
40,000 34,845
Frontier North, Inc., Series G, 6.73%, 2/15/2028 30,000 29,837
Gannett Holdings LLC, 6.00%, 11/01/2026
(a)
20,000 18,212
GCI LLC, 4.75%, 10/15/2028
(a)
40,000 36,930
Getty Images, Inc., 9.75%, 3/01/2027
(a)
35,000 36,335
Go Daddy Operating Co. LLC / GD Finance Co.,
Inc.
5.25%, 12/01/2027
(a)
17,000 16,812
3.50%, 3/01/2029
(a)
40,000 35,541
Gray Escrow II, Inc., 5.38%, 11/15/2031
(a)
25,000 21,898
Gray Television, Inc.
5.88%, 7/15/2026
(a)
2,000 2,018
7.00%, 5/15/2027
(a)
10,000 10,357
4.75%, 10/15/2030
(a)
25,000 21,747
Grubhub Holdings, Inc., 5.50%, 7/01/2027
(a)
50,000 42,926
Hughes Satellite Systems Corp.
5.25%, 8/01/2026 20,000 19,570
6.63%, 8/01/2026 40,000 40,042
iHeartCommunications, Inc.
6.38%, 5/01/2026 20,000 20,045
8.38%, 5/01/2027 68,000 67,311
5.25%, 8/15/2027
(a)
15,000 14,072
Iliad Holding SASU
6.50%, 10/15/2026
(a)
50,000 48,149
7.00%, 10/15/2028
(a)
50,000 47,687
Intelsat Jackson Holdings SA, 6.50%,
3/15/2030
(a)
89,000 83,864
Intrado Corp., 8.50%, 10/15/2025
(a)
34,000 30,199
Lamar Media Corp.
3.75%, 2/15/2028 20,000 18,439
4.88%, 1/15/2029 10,000 9,539
4.00%, 2/15/2030 30,000 26,996
3.63%, 1/15/2031 15,000 13,063
LCPR Senior Secured Financing DAC
6.75%, 10/15/2027
(a)
33,000 32,833
5.13%, 7/15/2029
(a)
50,000 45,542
Level 3 Financing, Inc.
5.38%, 5/01/2025 40,000 39,690
5.25%, 3/15/2026 40,000 38,975
4.63%, 9/15/2027
(a)
30,000 27,028

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Communications – 18.0% (continued)
4.25%, 7/01/2028
(a)
35,000 29,612
3.63%, 1/15/2029
(a)
35,000 28,483
3.75%, 7/15/2029
(a)
40,000 32,489
Ligado Networks LLC, 15.50%, 11/01/2023
(a)(c)
123,080 93,652
LogMeIn, Inc., 5.50%, 9/01/2027
(a)
30,000 26,454
Lumen Technologies, Inc.
Series W, 6.75%, 12/01/2023 30,000 30,506
Series Y, 7.50%, 4/01/2024 42,000 43,140
5.13%, 12/15/2026
(a)
46,000 41,681
4.00%, 2/15/2027
(a)
41,000 36,466
4.50%, 1/15/2029
(a)
10,000 7,916
5.38%, 6/15/2029
(a)
40,000 32,649
Series P, 7.60%, 9/15/2039 10,000 8,739
Series U, 7.65%, 3/15/2042 15,000 13,313
Match Group Holdings II LLC
4.63%, 6/01/2028
(a)
30,000 28,005
3.63%, 10/01/2031
(a)
40,000 33,386
McGraw-Hill Education, Inc.
5.75%, 8/01/2028
(a)
10,000 8,940
8.00%, 8/01/2029
(a)
35,000 31,336
Midas OpCo Holdings LLC, 5.63%, 8/15/2029
(a)
30,000 26,468
Millennium Escrow Corp., 6.63%, 8/01/2026
(a)
30,000 27,807
Netflix, Inc.
5.88%, 2/15/2025 50,000 51,913
4.38%, 11/15/2026 30,000 29,765
4.88%, 4/15/2028 40,000 39,270
5.88%, 11/15/2028 80,000 82,357
6.38%, 5/15/2029 30,000 31,864
5.38%, 11/15/2029
(a)
20,000 20,023
4.88%, 6/15/2030
(a)
31,000 30,321
News Corp., 3.88%, 5/15/2029
(a)
60,000 54,020
Nexstar Media, Inc.
5.63%, 7/15/2027
(a)
50,000 48,684
4.75%, 11/01/2028
(a)(b)
30,000 27,315
Nokia OYJ
4.38%, 6/12/2027 8,000 7,784
6.63%, 5/15/2039 10,000 11,543
NortonLifeLock, Inc., 5.00%, 4/15/2025
(a)
35,000 34,982
Outfront Media Capital LLC / Outfront Media
Capital Corp.
6.25%, 6/15/2025
(a)
30,000 30,451
5.00%, 8/15/2027
(a)
20,000 18,947
4.25%, 1/15/2029
(a)
15,000 13,344
4.63%, 3/15/2030
(a)
15,000 13,390
Paramount Global, 6.38%, 3/30/2062 45,000 43,674
Photo Holdings Merger Sub, Inc., 8.50%,
10/01/2026
(a)
40,000 37,176
Radiate Holdco LLC / Radiate Finance, Inc.
4.50%, 9/15/2026
(a)
25,000 23,068
6.50%, 9/15/2028
(a)
30,000 26,232
Rakuten Group, Inc.
5.13%
(a)(d)
35,000 32,216
6.25%
(a)(d)
20,000 18,887
Scripps Escrow II, Inc.
3.88%, 1/15/2029
(a)
15,000 13,328
5.38%, 1/15/2031
(a)(b)
15,000 13,385
Scripps Escrow, Inc., 5.88%, 7/15/2027
(a)
25,000 23,908
Sinclair Television Group, Inc., 5.50%,
3/01/2030
(a)
56,000 46,171
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Communications – 18.0% (continued)
Sirius XM Radio, Inc.
4.00%, 7/15/2028
(a)
85,000 76,860
5.50%, 7/01/2029
(a)
30,000 28,915
4.13%, 7/01/2030
(a)
35,000 30,767
3.88%, 9/01/2031
(a)
70,000 59,190
Sprint Capital Corp.
6.88%, 11/15/2028 64,000 70,211
8.75%, 3/15/2032 85,000 108,034
Sprint Corp.
7.88%, 9/15/2023 120,000 125,986
7.13%, 6/15/2024 80,000 84,159
7.63%, 2/15/2025 50,000 53,239
7.63%, 3/01/2026 35,000 38,102
Switch Ltd., 3.75%, 9/15/2028
(a)
15,000 14,068
TEGNA, Inc.
4.75%, 3/15/2026
(a)
30,000 29,793
4.63%, 3/15/2028 23,000 22,146
5.00%, 9/15/2029 31,000 30,095
Telecom Italia Capital SA
6.38%, 11/15/2033 15,000 13,268
6.00%, 9/30/2034 45,000 38,523
7.20%, 7/18/2036 30,000 27,105
7.72%, 6/04/2038 10,000 9,387
Telecom Italia SpA, 5.30%, 5/30/2024
(a)
30,000 29,407
Telesat Canada / Telesat LLC
4.88%, 6/01/2027
(a)
13,000 8,840
6.50%, 10/15/2027
(a)
40,000 17,063
Terrier Media Buyer, Inc., 8.88%, 12/15/2027
(a)
30,000 29,337
T-Mobile USA, Inc.
2.25%, 2/15/2026 30,000 27,578
2.63%, 4/15/2026 40,000 37,308
4.75%, 2/01/2028 15,000 14,807
2.63%, 2/15/2029 30,000 25,955
3.38%, 4/15/2029 30,000 27,286
3.38%, 4/15/2029
(a)
40,000 36,209
2.88%, 2/15/2031 40,000 34,041
3.50%, 4/15/2031 65,000 57,919
3.50%, 4/15/2031
(a)
40,000 35,455
Townsquare Media, Inc., 6.88%, 2/01/2026
(a)
5,000 4,991
Trilogy International South Pacific LLC / TISP
Finance, Inc., 8.88%, 5/15/2023
(a)
10,506 10,425
Tripadvisor, Inc., 7.00%, 7/15/2025
(a)
15,000 15,400
Twitter, Inc.
3.88%, 12/15/2027
(a)
35,000 34,334
5.00%, 3/01/2030
(a)
70,000 71,565
U.S. Cellular Corp., 6.70%, 12/15/2033
(b)
15,000 15,380
Uber Technologies, Inc.
7.50%, 5/15/2025
(a)
25,000 25,807
8.00%, 11/01/2026
(a)
45,000 47,125
7.50%, 9/15/2027
(a)
32,000 32,930
4.50%, 8/15/2029
(a)
45,000 38,762
Univision Communications, Inc.
5.13%, 2/15/2025
(a)
33,000 32,580
9.50%, 5/01/2025
(a)
15,000 15,739
6.63%, 6/01/2027
(a)
65,000 65,394
4.50%, 5/01/2029
(a)
35,000 31,420
UPC Broadband Finco BV, 4.88%, 7/15/2031
(a)
40,000 35,145
UPC Holding BV, 5.50%, 1/15/2028
(a)
15,000 14,205

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Communications – 18.0% (continued)
ViacomCBS, Inc., 6.25%, 2/28/2057 37,000 35,754
ViaSat, Inc.
5.63%, 4/15/2027
(a)
32,000 29,712
6.50%, 7/15/2028
(a)
25,000 21,623
Viavi Solutions, Inc., 3.75%, 10/01/2029
(a)
15,000 13,488
Videotron Ltd.
5.38%, 6/15/2024
(a)
15,000 15,191
5.13%, 4/15/2027
(a)
35,000 34,305
3.63%, 6/15/2029
(a)
40,000 34,876
Virgin Media Finance PLC, 5.00%, 7/15/2030
(a)
30,000 26,279
Virgin Media Secured Finance PLC
5.50%, 5/15/2029
(a)
25,000 23,284
4.50%, 8/15/2030
(a)
15,000 13,003
Virgin Media Vendor Financing Notes IV DAC,
5.00%, 7/15/2028
(a)
40,000 36,747
VMED O2 UK Financing I PLC
4.25%, 1/31/2031
(a)
30,000 25,369
4.75%, 7/15/2031
(a)
50,000 43,138
Vodafone Group PLC
7.00%, 4/04/2079 76,000 80,473
3.25%, 6/04/2081 15,000 13,616
4.13%, 6/04/2081 35,000 30,230
5.13%, 6/04/2081 25,000 20,816
VZ Secured Financing BV, 5.00%, 1/15/2032
(a)
50,000 43,674
Windstream Escrow LLC / Windstream Escrow
Finance Corp., 7.75%, 8/15/2028
(a)
30,000 28,744
Zayo Group Holdings, Inc.
4.00%, 3/01/2027
(a)
41,000 35,795
6.13%, 3/01/2028
(a)
38,000 31,867
Ziggo Bond Co. BV, 6.00%, 1/15/2027
(a)
25,000 24,556
Ziggo BV, 4.88%, 1/15/2030
(a)
30,000 26,605
7,645,549
Consumer, Cyclical – 20.5%
1011778 BC ULC / New Red Finance, Inc.
5.75%, 4/15/2025
(a)
10,000 10,221
3.88%, 1/15/2028
(a)
60,000 55,200
4.38%, 1/15/2028
(a)
20,000 18,341
3.50%, 2/15/2029
(a)
70,000 61,843
4.00%, 10/15/2030
(a)
80,000 68,431
Abercrombie & Fitch Management Co., 8.75%,
7/15/2025
(a)
25,000 26,208
Affinity Gaming, 6.88%, 12/15/2027
(a)
5,000 4,700
Air Canada, 3.88%, 8/15/2026
(a)
25,000 23,115
Allen Media LLC / Allen Media Co.-Issuer, Inc.,
10.50%, 2/15/2028
(a)
20,000 18,077
Allison Transmission, Inc.
4.75%, 10/01/2027
(a)
10,000 9,640
5.88%, 6/01/2029
(a)
15,000 14,791
3.75%, 1/30/2031
(a)
20,000 17,308
Ambience Merger Sub, Inc., 4.88%, 7/15/2028
(a)
30,000 24,793
AMC Entertainment Holdings, Inc.
10.00%, 6/15/2026
(a)(b)(c)
30,000 25,110
7.50%, 2/15/2029
(a)
60,000 55,404
American Airlines Group, Inc., 3.75%,
3/01/2025
(a)(b)
7,000 6,287
American Airlines Pass-Through Trust
Series 2013-2, Class A, 4.95%, 1/15/2023 36,945 36,705
Series 2013-1, Class A, 4.00%, 7/15/2025 42,807 40,284
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Consumer, Cyclical – 20.5% (continued)
Series 2014-1, Class A, 3.70%, 10/01/2026 18,009 17,031
Series 2015-1, Class A, 3.38%, 5/01/2027 67,637 62,998
Series 2016-1, Class A, 4.10%, 1/15/2028 29,525 26,595
Series 2016-2, Class A, 3.65%, 6/15/2028 32,874 28,704
Series 2016-3, Class A, 3.25%, 10/15/2028 14,937 13,143
American Airlines, Inc., 11.75%, 7/15/2025
(a)
65,000 74,902
American Airlines, Inc./Aadvantage Loyalty Ip
Ltd.
5.50%, 4/20/2026
(a)
55,000 54,511
5.75%, 4/20/2029
(a)
60,000 57,888
American Axle & Manufacturing, Inc.
6.50%, 4/01/2027 15,000 14,033
5.00%, 10/01/2029
(b)
20,000 17,233
American Builders & Contractors Supply Co.,
Inc., 4.00%, 1/15/2028
(a)
15,000 13,942
Aramark Services, Inc.
5.00%, 4/01/2025
(a)
30,000 29,837
6.38%, 5/01/2025
(a)
35,000 35,626
5.00%, 2/01/2028
(a)(b)
46,000 42,916
Arrow Bidco LLC, 9.50%, 3/15/2024
(a)
10,000 10,151
Asbury Automotive Group, Inc.
4.50%, 3/01/2028
(b)
10,000 9,319
4.63%, 11/15/2029
(a)
55,000 49,551
4.75%, 3/01/2030 11,000 9,861
Ashton Woods USA LLC / Ashton Woods Finance
Co., 4.63%, 4/01/2030
(a)
10,000 8,177
Aston Martin Capital Holdings Ltd., 10.50%,
11/30/2025
(a)
50,000 50,371
Avient Corp., 5.75%, 5/15/2025
(a)
25,000 25,240
Bath & Body Works, Inc.
9.38%, 7/01/2025
(a)
30,000 33,759
6.69%, 1/15/2027 20,000 20,754
5.25%, 2/01/2028 25,000 24,197
7.50%, 6/15/2029 15,000 15,495
6.63%, 10/01/2030
(a)
60,000 59,750
6.75%, 7/01/2036 15,000 14,471
7.60%, 7/15/2037 34,000 32,785
BCPE Empire Holdings, Inc., 7.63%,
5/01/2027
(a)
20,000 18,741
BCPE Ulysses Intermediate, Inc., 7.75%,
4/01/2027
(a)(c)
10,000 8,553
Beacon Roofing Supply, Inc., 4.50%,
11/15/2026
(a)
13,000 12,677
Beazer Homes USA, Inc., 5.88%, 10/15/2027
(b)
40,000 36,736
Bed Bath & Beyond, Inc., 3.75%, 8/01/2024 30,000 27,655
Bluelinx Holdings, Inc., 6.00%, 11/15/2029
(a)
35,000 31,798
Boyd Gaming Corp.
4.75%, 12/01/2027 45,000 42,591
4.75%, 6/15/2031
(a)
15,000 13,589
Brinker International, Inc., 3.88%, 5/15/2023 40,000 39,861
Brookfield Residential Properties, Inc. /
Brookfield Residential US Corp., 6.25%,
9/15/2027
(a)
10,000 9,378
Brookfield Residential Properties, Inc. /
Brookfield Residential US LLC, 4.88%,
2/15/2030
(a)
10,000 8,343
Caesars Entertainment, Inc.
6.25%, 7/01/2025
(a)
100,000 101,129
8.13%, 7/01/2027
(a)(b)
75,000 78,370
4.63%, 10/15/2029
(a)
25,000 21,584

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Consumer, Cyclical – 20.5% (continued)
Caesars Resort Collection LLC / CRC Finco, Inc.,
5.75%, 7/01/2025
(a)
25,000 25,518
Carnival Corp.
10.50%, 2/01/2026
(a)
20,000 21,979
7.63%, 3/01/2026
(a)
45,000 44,041
5.75%, 3/01/2027
(a)
80,000 72,824
9.88%, 8/01/2027
(a)
45,000 48,557
6.65%, 1/15/2028 20,000 18,620
4.00%, 8/01/2028
(a)
40,000 36,014
6.00%, 5/01/2029
(a)
125,000 112,204
Carvana Co.
5.63%, 10/01/2025
(a)
35,000 30,367
5.88%, 10/01/2028
(a)(b)
20,000 15,911
4.88%, 9/01/2029
(a)
25,000 18,325
10.25%, 5/01/2030
(a)
15,000 14,533
CD&R Smokey Buyer, Inc., 6.75%, 7/15/2025
(a)
15,000 15,270
CEC Entertainment LLC, 6.75%, 5/01/2026
(a)
30,000 28,535
Cedar Fair LP, 5.25%, 7/15/2029
(b)
15,000 14,202
Cedar Fair LP / Canada's Wonderland Co. /
Magnum Management Corp. / Millennium Op
5.50%, 5/01/2025
(a)
45,000 45,236
5.38%, 4/15/2027 15,000 14,589
6.50%, 10/01/2028 5,000 5,035
Century Communities, Inc., 6.75%, 6/01/2027 16,000 16,170
Churchill Downs, Inc.
5.50%, 4/01/2027
(a)
40,000 39,352
4.75%, 1/15/2028
(a)
15,000 14,047
Clarios Global LP, 6.75%, 5/15/2025
(a)
13,000 13,326
Clarios Global LP / Clarios US Finance Co.
6.25%, 5/15/2026
(a)
46,000 46,652
8.50%, 5/15/2027
(a)
80,000 80,125
Constellation Merger Sub, Inc., 8.50%,
9/15/2025
(a)
10,000 9,320
CWT Travel Group, Inc., 8.50%, 11/19/2026
(a)
10,000 9,888
Dana Financing Luxembourg Sarl, 5.75%,
4/15/2025
(a)
7,000 6,964
Dana, Inc., 4.50%, 2/15/2032 37,000 30,619
Dave & Buster's, Inc., 7.63%, 11/01/2025
(a)
11,000 11,404
Dealer Tire LLC / DT Issuer LLC, 8.00%,
2/01/2028
(a)
15,000 14,761
Delta Air Lines, Inc.
2.90%, 10/28/2024 65,000 62,073
7.38%, 1/15/2026
(b)
25,000 26,631
4.38%, 4/19/2028
(b)
15,000 14,042
3.75%, 10/28/2029
(b)
15,000 13,243
eG Global Finance PLC, 6.75%, 2/07/2025
(a)
22,000 21,388
Empire Communities Corp., 7.00%,
12/15/2025
(a)
5,000 4,738
Ferrellgas LP / Ferrellgas Finance Corp.
5.38%, 4/01/2026
(a)
15,000 13,628
5.88%, 4/01/2029
(a)
20,000 17,440
FirstCash, Inc., 4.63%, 9/01/2028
(a)
10,000 9,101
Ford Holdings LLC, 9.30%, 3/01/2030 25,000 29,270
Ford Motor Co.
9.00%, 4/22/2025 50,000 55,763
7.13%, 11/15/2025 35,000 37,274
4.35%, 12/08/2026 50,000 47,996
6.63%, 10/01/2028 30,000 31,145
6.38%, 2/01/2029 20,000 20,199
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Consumer, Cyclical – 20.5% (continued)
7.45%, 7/16/2031 30,000 32,733
3.25%, 2/12/2032 50,000 40,599
4.75%, 1/15/2043 30,000 24,160
5.29%, 12/08/2046 35,000 30,088
Ford Motor Credit Co. LLC
3.10%, 5/04/2023 20,000 19,779
3.37%, 11/17/2023 10,000 9,838
5.58%, 3/18/2024 50,000 50,524
3.66%, 9/08/2024 15,000 14,559
4.06%, 11/01/2024 40,000 39,148
4.69%, 6/09/2025 40,000 39,212
5.13%, 6/16/2025 35,000 34,873
4.13%, 8/04/2025 50,000 48,414
3.38%, 11/13/2025 50,000 47,143
4.39%, 1/08/2026 25,000 24,111
4.54%, 8/01/2026 15,000 14,405
2.70%, 8/10/2026 50,000 44,605
4.27%, 1/09/2027 20,000 18,921
4.13%, 8/17/2027 25,000 23,183
3.82%, 11/02/2027 35,000 31,851
5.11%, 5/03/2029 25,000 23,691
4.00%, 11/13/2030 25,000 21,667
Gap, Inc. (The), 3.63%, 10/01/2029
(a)
16,000 13,024
Genting New York LLC / Genny Capital, Inc.,
3.30%, 2/15/2026
(a)
30,000 27,494
G-III Apparel Group Ltd., 7.88%, 8/15/2025
(a)
10,000 10,401
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026
(b)
10,000 9,606
5.00%, 7/15/2029 45,000 39,872
5.63%, 4/30/2033 30,000 25,647
Group 1 Automotive, Inc., 4.00%, 8/15/2028
(a)
42,000 37,780
H&E Equipment Services, Inc., 3.88%,
12/15/2028
(a)
45,000 39,185
Hanesbrands, Inc.
4.63%, 5/15/2024
(a)
23,000 22,796
4.88%, 5/15/2026
(a)
25,000 24,438
Hawaiian Brand Intellectual Property Ltd.
/ Hawaiianmiles Loyalty Ltd., 5.75%,
1/20/2026
(a)
15,000 14,640
Hilton Domestic Operating Co., Inc.
5.75%, 5/01/2028
(a)
50,000 50,653
3.75%, 5/01/2029
(a)
20,000 18,179
4.88%, 1/15/2030 50,000 48,337
4.00%, 5/01/2031
(a)
70,000 62,811
3.63%, 2/15/2032
(a)
82,000 69,539
Hilton Grand Vacations Borrower Escrow LLC /
Hilton Grand Vacations Borrower Escrow, Inc.,
5.00%, 6/01/2029
(a)
38,000 34,258
IAA, Inc., 5.50%, 6/15/2027
(a)
37,000 36,199
IHO Verwaltungs GmbH
4.75%, 9/15/2026
(a)(c)
25,000 23,525
6.00%, 5/15/2027
(a)(c)
20,000 18,636
6.38%, 5/15/2029
(a)(c)
55,000 52,384
Installed Building Products, Inc., 5.75%,
2/01/2028
(a)
10,000 9,482
International Game Technology PLC
6.50%, 2/15/2025
(a)
20,000 20,342
6.25%, 1/15/2027
(a)
10,000 10,167
5.25%, 1/15/2029
(a)
20,000 18,996
IRB Holding Corp., 7.00%, 6/15/2025
(a)
20,000 20,467

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Consumer, Cyclical – 20.5% (continued)
Jaguar Land Rover Automotive PLC
4.50%, 10/01/2027
(a)
40,000 33,326
5.88%, 1/15/2028
(a)
29,740 25,609
5.50%, 7/15/2029
(a)
25,000 20,873
JB Poindexter & Co., Inc., 7.13%, 4/15/2026
(a)
15,000 15,044
K Hovnanian Enterprises, Inc., 10.50%,
2/15/2026
(a)
10,000 10,218
KAR Auction Services, Inc., 5.13%, 6/01/2025
(a)
40,000 40,545
KB Home, 6.88%, 6/15/2027 10,000 10,376
KFC Holding Co. / Pizza Hut Holdings LLC / Taco
Bell of America LLC, 4.75%, 6/01/2027
(a)
10,000 9,976
Kontoor Brands, Inc., 4.13%, 11/15/2029
(a)
34,000 29,717
LBM Acquisition LLC, 6.25%, 1/15/2029
(a)
15,000 12,322
LCM Investments Holdings II LLC, 4.88%,
5/01/2029
(a)
30,000 26,310
Levi Strauss & Co., 3.50%, 3/01/2031
(a)(b)
5,000 4,351
LGI Homes, Inc., 4.00%, 7/15/2029
(a)
25,000 20,694
Life Time, Inc., 8.00%, 4/15/2026
(a)
10,000 9,769
Lions Gate Capital Holdings LLC, 5.50%,
4/15/2029
(a)
30,000 26,571
Lithia Motors, Inc.
4.63%, 12/15/2027
(a)
7,000 6,755
3.88%, 6/01/2029
(a)
25,000 22,710
4.38%, 1/15/2031
(a)
15,000 13,837
Live Nation Entertainment, Inc.
4.88%, 11/01/2024
(a)
40,000 39,607
5.63%, 3/15/2026
(a)
11,000 10,921
6.50%, 5/15/2027
(a)
50,000 51,518
4.75%, 10/15/2027
(a)
50,000 47,001
3.75%, 1/15/2028
(a)
25,000 22,707
LSF9 Atlantis Holdings LLC / Victra Finance
Corp., 7.75%, 2/15/2026
(a)
15,000 13,521
M/I Homes, Inc., 4.95%, 2/01/2028 8,000 7,372
Macy's Retail Holdings LLC
5.88%, 4/01/2029
(a)
15,000 14,286
5.88%, 3/15/2030
(a)
10,000 9,393
6.38%, 3/15/2037 10,000 8,622
5.13%, 1/15/2042 10,000 7,475
4.30%, 2/15/2043 25,000 17,211
Majordrive Holdings IV LLC, 6.38%,
6/01/2029
(a)
20,000 15,754
Marriott Ownership Resorts, Inc., 6.13%,
9/15/2025
(a)
41,000 41,990
Mattamy Group Corp.
5.25%, 12/15/2027
(a)
15,000 14,027
4.63%, 3/01/2030
(a)
18,000 15,361
Mattel, Inc.
5.88%, 12/15/2027
(a)
10,000 10,226
5.45%, 11/01/2041 5,000 5,020
Melco Resorts Finance Ltd.
5.75%, 7/21/2028
(a)
15,000 12,420
5.38%, 12/04/2029
(a)
60,000 48,299
Meritage Homes Corp., 6.00%, 6/01/2025 27,000 27,515
Meritor, Inc.
6.25%, 6/01/2025
(a)
25,000 25,884
4.50%, 12/15/2028
(a)
10,000 9,987
Merlin Entertainments Ltd., 5.75%, 6/15/2026
(a)
5,000 4,907
MGM China Holdings Ltd.
5.38%, 5/15/2024
(a)
20,000 18,695
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Consumer, Cyclical – 20.5% (continued)
5.88%, 5/15/2026
(a)
30,000 26,612
4.75%, 2/01/2027
(a)
50,000 42,033
MGM Resorts International
6.75%, 5/01/2025 10,000 10,246
5.75%, 6/15/2025 20,000 19,857
4.63%, 9/01/2026 15,000 14,129
5.50%, 4/15/2027 15,000 14,563
4.75%, 10/15/2028 15,000 13,782
Michaels Cos., Inc. (The), 7.88%, 5/01/2029
(a)
40,000 31,753
Midwest Gaming Borrower LLC / Midwest
Gaming Finance Corp., 4.88%, 5/01/2029
(a)
30,000 26,497
Mohegan Gaming & Entertainment
7.88%, 10/15/2024
(a)
10,000 10,238
8.00%, 2/01/2026
(a)
45,000 39,755
Murphy Oil USA, Inc.
5.63%, 5/01/2027 12,000 11,971
4.75%, 9/15/2029 20,000 19,037
3.75%, 2/15/2031
(a)(b)
20,000 17,648
NCL Corp. Ltd.
3.63%, 12/15/2024
(a)
10,000 9,317
5.88%, 3/15/2026
(a)
60,000 55,154
New Home Co., Inc. (The), 7.25%, 10/15/2025
(a)
30,000 28,498
Newell Brands, Inc.
4.88%, 6/01/2025 30,000 30,346
4.45%, 4/01/2026 45,000 44,503
5.63%, 4/01/2036 10,000 9,562
5.75%, 4/01/2046 16,000 14,905
NMG Holding Co., Inc. / Neiman Marcus Group
LLC, 7.13%, 4/01/2026
(a)
50,000 49,911
Nordstrom, Inc.
4.00%, 3/15/2027
(b)
35,000 32,499
6.95%, 3/15/2028
(b)
20,000 20,463
4.38%, 4/01/2030
(b)
55,000 48,414
4.25%, 8/01/2031 40,000 34,200
5.00%, 1/15/2044
(b)
90,000 73,800
Papa John's International, Inc., 3.88%,
9/15/2029
(a)
33,000 29,133
Party City Holdings, Inc., 8.75%, 2/15/2026
(a)
35,000 32,151
Patrick Industries, Inc.
7.50%, 10/15/2027
(a)
30,000 30,342
4.75%, 5/01/2029
(a)
50,000 42,719
Peninsula Pacific Entertainment LLC / Peninsula
Pacific Entertainment Finance Inc., 8.50%,
11/15/2027
(a)
25,000 27,380
Penske Automotive Group, Inc., 3.50%,
9/01/2025
(b)
15,000 14,547
PetSmart, Inc. / PetSmart Finance Corp.
4.75%, 2/15/2028
(a)
75,000 69,761
7.75%, 2/15/2029
(a)
55,000 54,725
Picasso Finance Sub, Inc., 6.13%, 6/15/2025
(a)
4,000 4,076
PM General Purchaser LLC, 9.50%,
10/01/2028
(a)
10,000 9,550
Premier Entertainment Sub LLC / Premier
Entertainment Finance Corp.
5.63%, 9/01/2029
(a)
30,000 23,944
5.88%, 9/01/2031
(a)
30,000 23,279
QVC, Inc.
4.85%, 4/01/2024 20,000 19,880
4.45%, 2/15/2025 20,000 19,389

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Consumer, Cyclical – 20.5% (continued)
4.75%, 2/15/2027 35,000 31,400
4.38%, 9/01/2028 15,000 12,750
5.45%, 8/15/2034 15,000 12,134
5.95%, 3/15/2043 10,000 7,803
Raptor Acquisition Corp. / Raptor Co.-Issuer
LLC, 4.88%, 11/01/2026
(a)
10,000 9,401
Rite Aid Corp.
7.50%, 7/01/2025
(a)
30,000 25,731
8.00%, 11/15/2026
(a)
35,000 29,396
7.70%, 2/15/2027
(b)
40,000 27,957
Royal Caribbean Cruises Ltd.
10.88%, 6/01/2023
(a)
70,000 73,265
9.13%, 6/15/2023
(a)
20,000 20,662
5.50%, 8/31/2026
(a)
30,000 27,960
5.38%, 7/15/2027
(a)
30,000 27,568
7.50%, 10/15/2027 35,000 35,572
3.70%, 3/15/2028 20,000 16,805
5.50%, 4/01/2028
(a)(b)
40,000 36,484
Sally Holdings LLC / Sally Capital, Inc., 8.75%,
4/30/2025
(a)
20,000 20,971
Scientific Games International, Inc.
8.63%, 7/01/2025
(a)
20,000 21,000
7.00%, 5/15/2028
(a)
21,000 21,508
7.25%, 11/15/2029
(a)
10,000 10,496
Scotts Miracle-GRO Co. (The), 4.50%,
10/15/2029
(b)
15,000 13,291
SeaWorld Parks & Entertainment, Inc., 5.25%,
8/15/2029
(a)
45,000 40,970
Shea Homes LP / Shea Homes Funding Corp.,
4.75%, 2/15/2028
(a)
20,000 17,828
Six Flags Entertainment Corp.
4.88%, 7/31/2024
(a)
35,000 34,871
5.50%, 4/15/2027
(a)
30,000 29,436
Six Flags Theme Parks, Inc., 7.00%, 7/01/2025
(a)
15,000 15,577
Sizzling Platter LLC / Sizzling Platter Finance
Corp., 8.50%, 11/28/2025
(a)
25,000 22,795
Specialty Building Products Holdings LLC / SBP
Finance Corp., 6.38%, 9/30/2026
(a)
10,000 9,824
Speedway Motorsports LLC / Speedway Funding
II, Inc., 4.88%, 11/01/2027
(a)
41,000 39,103
Spirit Loyalty Cayman Ltd. / Spirit IP Cayman
Ltd., 8.00%, 9/20/2025
(a)
5,640 5,953
SRS Distribution, Inc.
6.13%, 7/01/2029
(a)(b)
15,000 13,231
6.00%, 12/01/2029
(a)
20,000 17,500
Staples, Inc.
7.50%, 4/15/2026
(a)
90,000 85,930
10.75%, 4/15/2027
(a)
30,000 26,547
Station Casinos LLC, 4.50%, 2/15/2028
(a)
40,000 36,339
Studio City Finance Ltd.
6.00%, 7/15/2025
(a)
10,000 8,458
6.50%, 1/15/2028
(a)
10,000 7,770
5.00%, 1/15/2029
(a)
50,000 34,090
Suburban Propane Partners LP/Suburban
Energy Finance Corp., 5.88%, 3/01/2027 20,000 19,963
Sugarhouse HSP Gaming Prop Mezz LP /
Sugarhouse HSP Gaming Finance Corp.,
5.88%, 5/15/2025
(a)
15,000 14,701
Superior Plus LP / Superior General Partner,
Inc., 4.50%, 3/15/2029
(a)
10,000 9,134
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Consumer, Cyclical – 20.5% (continued)
Taylor Morrison Communities, Inc.
6.63%, 7/15/2027
(a)
15,000 15,081
5.75%, 1/15/2028
(a)
15,000 14,725
5.13%, 8/01/2030
(a)
20,000 18,300
Taylor Morrison Communities, Inc. /
Taylor Morrison Holdings II, Inc., 5.63%,
3/01/2024
(a)
13,000 13,071
Tempur Sealy International, Inc.
4.00%, 4/15/2029
(a)
30,000 26,024
3.88%, 10/15/2031
(a)
30,000 24,906
Tenneco, Inc., 5.13%, 4/15/2029
(a)
10,000 9,741
TKC Holdings, Inc., 6.88%, 5/15/2028
(a)
30,000 28,673
TPro Acquisition Corp., 11.00%, 10/15/2024
(a)
30,000 31,347
Travel + Leisure Co.
5.65%, 4/01/2024 2,000 2,021
6.60%, 10/01/2025 10,000 10,399
6.63%, 7/31/2026
(a)
23,000 23,523
6.00%, 4/01/2027 11,000 10,998
4.63%, 3/01/2030
(a)
7,000 6,260
TRI Pointe Group, Inc.
5.25%, 6/01/2027 10,000 9,701
5.70%, 6/15/2028 6,000 5,762
Under Armour, Inc., 3.25%, 6/15/2026 10,000 9,235
United Airlines Holdings, Inc.
5.00%, 2/01/2024 10,000 9,964
4.88%, 1/15/2025
(b)
10,000 9,688
United Airlines, Inc.
4.38%, 4/15/2026
(a)
55,000 52,998
4.63%, 4/15/2029
(a)
35,000 32,157
Univar Solutions USA, Inc., 5.13%, 12/01/2027
(a)
15,000 14,460
Victoria's Secret & Co., 4.63%, 7/15/2029
(a)
30,000 24,713
Viking Cruises Ltd.
13.00%, 5/15/2025
(a)
40,000 43,818
5.88%, 9/15/2027
(a)
60,000 50,945
VOC Escrow Ltd., 5.00%, 2/15/2028
(a)
20,000 18,058
Wabash National Corp., 4.50%, 10/15/2028
(a)
35,000 29,277
Wheel Pros, Inc., 6.50%, 5/15/2029
(a)(b)
30,000 22,800
White Capital Buyer LLC, 6.88%, 10/15/2028
(a)
20,000 18,432
White Capital Parent LLC, 8.25%, 3/15/2026
(a)
(b)(c)
25,000 24,314
William Carter Co. (The), 5.63%, 3/15/2027
(a)
20,000 19,926
Winnebago Industries, Inc., 6.25%, 7/15/2028
(a)
30,000 29,819
WMG Acquisition Corp., 3.75%, 12/01/2029
(a)
5,000 4,483
Wolverine Escrow LLC, 8.50%, 11/15/2024
(a)(b)
60,000 33,383
Wyndham Hotels & Resorts, Inc., 4.38%,
8/15/2028
(a)
10,000 9,323
Wynn Las Vegas LLC / Wynn Las Vegas Capital
Corp.
5.50%, 3/01/2025
(a)
40,000 38,700
5.25%, 5/15/2027
(a)(b)
15,000 13,815
Wynn Macau Ltd.
5.50%, 1/15/2026
(a)
25,000 21,680
5.50%, 10/01/2027
(a)
45,000 36,638
5.63%, 8/26/2028
(a)
65,000 52,166
5.13%, 12/15/2029
(a)(b)
50,000 39,439
Wynn Resorts Finance LLC / Wynn Resorts
Capital Corp.
7.75%, 4/15/2025
(a)
30,000 30,930
5.13%, 10/01/2029
(a)
30,000 26,287

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Consumer, Cyclical – 20.5% (continued)
Yum! Brands, Inc.
3.88%, 11/01/2023 17,000 17,121
4.75%, 1/15/2030
(a)
55,000 52,283
3.63%, 3/15/2031 65,000 55,891
4.63%, 1/31/2032 40,000 36,506
5.38%, 4/01/2032 65,000 62,158
6.88%, 11/15/2037 10,000 10,607
ZF North America Capital, Inc., 4.75%,
4/29/2025
(a)
27,000 26,411
8,681,806
Consumer, Non-cyclical – 16.7%
Acadia Healthcare Co., Inc.
5.50%, 7/01/2028
(a)
15,000 14,606
5.00%, 4/15/2029
(a)
5,000 4,741
AdaptHealth LLC
6.13%, 8/01/2028
(a)
10,000 9,491
4.63%, 8/01/2029
(a)
20,000 17,039
ADT Security Corp. (The)
4.13%, 8/01/2029
(a)
30,000 25,518
4.88%, 7/15/2032
(a)
5,000 4,242
Adtalem Global Education, Inc., 5.50%,
3/01/2028
(a)
11,000 10,093
Ahern Rentals, Inc., 7.38%, 5/15/2023
(a)
43,000 40,420
Air Methods Corp., 8.00%, 5/15/2025
(a)
25,000 20,537
Akumin Escrow, Inc., 7.50%, 8/01/2028
(a)
55,000 44,101
Akumin, Inc., 7.00%, 11/01/2025
(a)
10,000 8,481
Albertsons Cos., Inc. / Safeway, Inc. / New
Albertsons LP / Albertsons LLC
3.25%, 3/15/2026
(a)
25,000 22,856
7.50%, 3/15/2026
(a)
23,000 24,203
4.63%, 1/15/2027
(a)
35,000 32,784
5.88%, 2/15/2028
(a)
30,000 29,159
3.50%, 3/15/2029
(a)
55,000 46,298
4.88%, 2/15/2030
(a)
60,000 54,343
Albion Financing 1 Sarl / Aggreko Holdings, Inc.,
6.13%, 10/15/2026
(a)
20,000 18,873
Albion Financing 2 Sarl, 8.75%, 4/15/2027
(a)
5,000 4,746
Allied Universal Holdco LLC / Allied Universal
Finance Corp.
6.63%, 7/15/2026
(a)
55,000 53,158
9.75%, 7/15/2027
(a)
28,000 27,197
6.00%, 6/01/2029
(a)
30,000 24,825
Allied Universal Holdco LLC / Allied Universal
Finance Corp. / Atlas Luxco 4 Sarl
4.63%, 6/01/2028
(a)
50,000 44,275
4.63%, 6/01/2028
(a)
50,000 44,294
AMN Healthcare, Inc., 4.63%, 10/01/2027
(a)
15,000 14,411
Aptim Corp., 7.75%, 6/15/2025
(a)
10,000 7,844
APX Group, Inc.
6.75%, 2/15/2027
(a)
20,000 19,819
5.75%, 7/15/2029
(a)
25,000 20,508
ASGN, Inc., 4.63%, 5/15/2028
(a)
20,000 18,581
Avantor Funding, Inc., 4.63%, 7/15/2028
(a)
45,000 42,957
Avis Budget Car Rental LLC / Avis Budget
Finance, Inc., 5.75%, 7/15/2027
(a)
10,000 9,875
B&G Foods, Inc.
5.25%, 4/01/2025 40,000 38,082
5.25%, 9/15/2027
(b)
52,000 47,621
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Consumer, Non-cyclical – 16.7% (continued)
Bausch Health Americas, Inc.
9.25%, 4/01/2026
(a)
48,000 47,611
8.50%, 1/31/2027
(a)(b)
55,000 52,072
Bausch Health Cos., Inc.
6.13%, 4/15/2025
(a)
82,000 82,217
5.50%, 11/01/2025
(a)
50,000 48,365
9.00%, 12/15/2025
(a)
45,000 45,184
6.13%, 2/01/2027
(a)
45,000 43,266
5.75%, 8/15/2027
(a)
15,000 14,072
7.00%, 1/15/2028
(a)
28,000 22,989
5.00%, 1/30/2028
(a)
55,000 40,637
5.00%, 2/15/2029
(a)
50,000 35,178
6.25%, 2/15/2029
(a)
25,000 18,224
7.25%, 5/30/2029
(a)
17,000 12,848
5.25%, 1/30/2030
(a)
40,000 27,757
5.25%, 2/15/2031
(a)
55,000 38,217
Block, Inc.
2.75%, 6/01/2026
(a)
25,000 22,831
3.50%, 6/01/2031
(a)
40,000 33,488
Brink's Co. (The)
5.50%, 7/15/2025
(a)
20,000 20,075
4.63%, 10/15/2027
(a)
20,000 18,953
Cano Health LLC, 6.25%, 10/01/2028
(a)(b)
15,000 13,909
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027
(a)
5,000 4,866
3.13%, 2/15/2029
(a)
15,000 13,006
Centene Corp.
4.25%, 12/15/2027 60,000 58,198
2.45%, 7/15/2028 65,000 56,736
4.63%, 12/15/2029 125,000 121,129
3.38%, 2/15/2030 50,000 44,674
3.00%, 10/15/2030 60,000 52,050
2.50%, 3/01/2031 90,000 74,791
2.63%, 8/01/2031 40,000 33,363
Central Garden & Pet Co.
5.13%, 2/01/2028 5,000 4,798
4.13%, 10/15/2030
(b)
30,000 25,999
Charles River Laboratories International, Inc.
4.25%, 5/01/2028
(a)
25,000 23,861
3.75%, 3/15/2029
(a)
50,000 45,396
Cheplapharm Arzneimittel GMBH, 5.50%,
1/15/2028
(a)
5,000 4,786
Chobani LLC / Chobani Finance Corp., Inc.,
7.50%, 4/15/2025
(a)(b)
15,000 14,118
CHS/Community Health Systems, Inc.
8.00%, 3/15/2026
(a)
65,000 67,246
5.63%, 3/15/2027
(a)
50,000 47,699
6.88%, 4/01/2028
(a)
20,000 15,712
6.88%, 4/15/2029
(a)
50,000 43,870
6.13%, 4/01/2030
(a)
50,000 41,110
5.25%, 5/15/2030
(a)
30,000 26,319
4.75%, 2/15/2031
(a)
25,000 21,155
Cimpress PLC, 7.00%, 6/15/2026
(a)
40,000 37,568
CoreCivic, Inc.
4.63%, 5/01/2023
(b)
38,000 38,032
8.25%, 4/15/2026 30,000 30,722
4.75%, 10/15/2027 45,000 39,659
Coty, Inc., 6.50%, 4/15/2026
(a)
20,000 19,451

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Consumer, Non-cyclical – 16.7% (continued)
Coty, Inc. / HFC Prestige Products, Inc. /
HFC Prestige International US LLC, 4.75%,
1/15/2029
(a)
38,000 33,861
Darling Ingredients, Inc., 5.25%, 4/15/2027
(a)
18,000 18,054
DaVita, Inc.
4.63%, 6/01/2030
(a)
100,000 87,179
3.75%, 2/15/2031
(a)
50,000 40,738
Del Monte Foods, Inc., 11.88%, 5/15/2025
(a)
10,000 10,923
Deluxe Corp., 8.00%, 6/01/2029
(a)
35,000 33,529
Edgewell Personal Care Co.
5.50%, 6/01/2028
(a)
25,000 24,191
4.13%, 4/01/2029
(a)
15,000 13,361
Elanco Animal Health, Inc., 6.40%, 8/28/2028 22,000 22,785
Embecta Corp., 5.00%, 2/15/2030
(a)
42,000 38,035
Emergent Biosolutions, Inc., 3.88%,
8/15/2028
(a)(b)
15,000 12,729
Encompass Health Corp.
4.50%, 2/01/2028 35,000 32,225
4.75%, 2/01/2030 35,000 31,665
4.63%, 4/01/2031 15,000 13,254
ENDO DAC / ENDO Finance LLC / ENDO Finco,
Inc.
9.50%, 7/31/2027
(a)
40,000 31,623
6.00%, 6/30/2028
(a)
85,000 37,488
Envision Healthcare Corp., 8.75%,
10/15/2026
(a)
15,000 6,236
Garda World Security Corp.
4.63%, 2/15/2027
(a)
15,000 13,650
9.50%, 11/01/2027
(a)
15,000 14,817
Gartner, Inc.
4.50%, 7/01/2028
(a)
15,000 14,391
3.63%, 6/15/2029
(a)
50,000 45,144
3.75%, 10/01/2030
(a)
25,000 22,365
Global Medical Response, Inc., 6.50%,
10/01/2025
(a)
20,000 19,308
Graham Holdings Co., 5.75%, 6/01/2026
(a)
11,000 11,106
Grand Canyon University, 4.13%, 10/01/2024 10,000 9,753
Hadrian Merger Sub, Inc., 8.50%, 5/01/2026
(a)
15,000 14,918
HCA, Inc.
5.88%, 5/01/2023 35,000 36,127
8.36%, 4/15/2024 21,000 22,529
5.38%, 2/01/2025 98,000 100,811
7.69%, 6/15/2025 20,000 21,624
5.88%, 2/15/2026 22,000 22,792
5.38%, 9/01/2026 20,000 20,483
7.05%, 12/01/2027 5,000 5,511
5.63%, 9/01/2028 55,000 56,845
5.88%, 2/01/2029 25,000 26,047
3.50%, 9/01/2030 82,000 73,509
7.50%, 11/15/2095 5,000 5,804
HealthEquity, Inc., 4.50%, 10/01/2029
(a)
20,000 18,274
Herbalife Nutrition Ltd. / HLF Financing, Inc.,
7.88%, 9/01/2025
(a)
35,000 34,429
Herc Holdings, Inc., 5.50%, 7/15/2027
(a)
40,000 39,188
Hertz Corp. (The)
4.63%, 12/01/2026
(a)
15,000 13,700
5.00%, 12/01/2029
(a)
40,000 35,015
H-Food Holdings LLC / Hearthside Finance Co.,
Inc., 8.50%, 6/01/2026
(a)
45,000 42,334
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Consumer, Non-cyclical – 16.7% (continued)
HLF Financing Sarl LLC / Herbalife
International, Inc., 4.88%, 6/01/2029
(a)
50,000 40,348
Hologic, Inc.
4.63%, 2/01/2028
(a)
15,000 14,707
3.25%, 2/15/2029
(a)
40,000 35,669
Horizon Therapeutics USA, Inc., 5.50%,
8/01/2027
(a)
17,000 16,991
Ingles Markets, Inc., 4.00%, 6/15/2031
(a)
15,000 13,485
IQVIA, Inc.
5.00%, 10/15/2026
(a)
25,000 24,899
5.00%, 5/15/2027
(a)
50,000 49,608
Jazz Securities DAC, 4.38%, 1/15/2029
(a)
50,000 46,234
Korn Ferry, 4.63%, 12/15/2027
(a)
5,000 4,773
Kronos Acquisition Holdings, Inc. / KIK Custom
Products, Inc.
5.00%, 12/31/2026
(a)
50,000 44,721
7.00%, 12/31/2027
(a)
5,000 3,978
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028
(a)
25,000 24,358
4.13%, 1/31/2030
(a)
50,000 44,596
4.38%, 1/31/2032
(a)
30,000 26,934
Land O'Lakes Capital Trust I, 7.45%,
3/15/2028
(a)
30,000 33,434
Lannett Co., Inc., 7.75%, 4/15/2026
(a)
35,000 18,505
Legacy LifePoint Health LLC
6.75%, 4/15/2025
(a)
35,000 35,713
4.38%, 2/15/2027
(a)
10,000 9,254
Legends Hospitality Holding Co. LLC /
Legends Hospitality Co.-Issuer, Inc., 5.00%,
2/01/2026
(a)
10,000 9,399
LifePoint Health, Inc., 5.38%, 1/15/2029
(a)(b)
15,000 12,825
Metis Merger Sub LLC, 6.50%, 5/15/2029
(a)
25,000 21,750
ModivCare Escrow Issuer, Inc., 5.00%,
10/01/2029
(a)
20,000 17,507
ModivCare, Inc., 5.88%, 11/15/2025
(a)
10,000 9,807
Molina Healthcare, Inc., 4.38%, 6/15/2028
(a)
25,000 23,354
Mozart Debt Merger Sub, Inc.
3.88%, 4/01/2029
(a)
170,000 148,632
5.25%, 10/01/2029
(a)(b)
80,000 69,591
MPH Acquisition Holdings LLC
5.50%, 9/01/2028
(a)
30,000 27,761
5.75%, 11/01/2028
(a)(b)
70,000 60,921
Nesco Holdings II, Inc., 5.50%, 4/15/2029
(a)
15,000 14,131
Nielsen Co. Luxembourg Sarl (The), 5.00%,
2/01/2025
(a)(b)
18,000 18,040
Nielsen Finance LLC / Nielsen Finance Co.
5.63%, 10/01/2028
(a)
15,000 14,529
4.50%, 7/15/2029
(a)
40,000 37,778
5.88%, 10/01/2030
(a)
10,000 9,608
Organon & Co. / Organon Foreign Debt Co.-
Issuer BV
4.13%, 4/30/2028
(a)
80,000 74,313
5.13%, 4/30/2031
(a)
50,000 45,222
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical
Diagnostics SA, 7.25%, 2/01/2028
(a)
13,000 13,210
P&L Development LLC / PLD Finance Corp.,
7.75%, 11/15/2025
(a)
25,000 22,192
PAR Pharmaceutical, Inc., 7.50%, 4/01/2027
(a)
31,000 28,304

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Consumer, Non-cyclical – 16.7% (continued)
Performance Food Group, Inc.
5.50%, 10/15/2027
(a)
35,000 33,944
4.25%, 8/01/2029
(a)
40,000 35,585
Perrigo Co. PLC, 4.00%, 11/15/2023 30,000 30,556
Perrigo Finance Unlimited Co.
3.90%, 12/15/2024 50,000 49,040
4.38%, 3/15/2026 80,000 77,433
3.90%, 6/15/2030 90,000 80,786
4.90%, 12/15/2044 20,000 16,091
Pilgrim's Pride Corp.
5.88%, 9/30/2027
(a)
50,000 50,349
4.25%, 4/15/2031
(a)
40,000 36,354
Post Holdings, Inc.
5.63%, 1/15/2028
(a)
35,000 33,124
5.50%, 12/15/2029
(a)
55,000 49,990
4.63%, 4/15/2030
(a)
80,000 68,418
4.50%, 9/15/2031
(a)
75,000 62,550
Prestige Brands, Inc.
5.13%, 1/15/2028
(a)
10,000 9,580
3.75%, 4/01/2031
(a)
10,000 8,487
Prime Healthcare Services, Inc., 7.25%,
11/01/2025
(a)
20,000 20,050
Prime Security Services Borrower LLC / Prime
Finance, Inc.
5.25%, 4/15/2024
(a)
25,000 24,958
5.75%, 4/15/2026
(a)
40,000 38,447
3.38%, 8/31/2027
(a)
30,000 25,703
6.25%, 1/15/2028
(a)
35,000 31,413
Radiology Partners, Inc., 9.25%, 2/01/2028
(a)
20,000 19,036
RegionalCare Hospital Partners Holdings, Inc. /
LifePoint Health, Inc., 9.75%, 12/01/2026
(a)
26,000 26,706
Rent-A-Center, Inc., 6.38%, 2/15/2029
(a)(b)
20,000 17,418
RP Escrow Issuer LLC, 5.25%, 12/15/2025
(a)(b)
15,000 14,096
Sabre GLBL, Inc.
9.25%, 4/15/2025
(a)
15,000 16,025
7.38%, 9/01/2025
(a)
55,000 55,675
SEG Holding LLC / SEG Finance Corp., 5.63%,
10/15/2028
(a)
40,000 39,040
Select Medical Corp., 6.25%, 8/15/2026
(a)
36,000 35,730
Service Corp. International
4.63%, 12/15/2027 20,000 19,486
5.13%, 6/01/2029 23,000 22,686
3.38%, 8/15/2030 25,000 21,612
4.00%, 5/15/2031 20,000 18,067
Shift4 Payments LLC / Shift4 Payments Finance
Sub, Inc., 4.63%, 11/01/2026
(a)
10,000 9,578
Simmons Foods, Inc./Simmons Prepared Foods,
Inc./Simmons Pet Food, Inc./Simmons Feed,
4.63%, 3/01/2029
(a)
10,000 9,020
Sotheby's, 7.38%, 10/15/2027
(a)
20,000 19,711
Sotheby's / Bidfair Holdings Inc., 5.88%,
6/01/2029
(a)
30,000 28,312
Spectrum Brands, Inc.
5.00%, 10/01/2029
(a)
32,000 29,776
3.88%, 3/15/2031
(a)
10,000 8,415
Surgery Center Holdings, Inc.
6.75%, 7/01/2025
(a)(b)
10,000 9,880
10.00%, 4/15/2027
(a)
15,000 15,686
Syneos Health, Inc., 3.63%, 1/15/2029
(a)
10,000 8,850
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Consumer, Non-cyclical – 16.7% (continued)
Team Health Holdings, Inc., 6.38%, 2/01/2025
(a)
20,000 17,068
Teleflex, Inc.
4.63%, 11/15/2027 5,000 4,890
4.25%, 6/01/2028
(a)
15,000 14,133
Tenet Healthcare Corp.
6.75%, 6/15/2023 51,000 52,488
4.63%, 9/01/2024
(a)
15,000 14,931
4.88%, 1/01/2026
(a)
40,000 38,995
6.25%, 2/01/2027
(a)
50,000 49,637
5.13%, 11/01/2027
(a)
42,000 40,969
4.63%, 6/15/2028
(a)
55,000 51,952
6.13%, 10/01/2028
(a)
95,000 91,143
4.25%, 6/01/2029
(a)
40,000 36,216
4.38%, 1/15/2030
(a)
35,000 31,850
6.88%, 11/15/2031 10,000 10,361
TreeHouse Foods, Inc., 4.00%, 9/01/2028 15,000 12,297
Trinet Group, Inc., 3.50%, 3/01/2029
(a)
20,000 18,197
Triton Water Holdings, Inc., 6.25%, 4/01/2029
(a)
25,000 20,721
Turning Point Brands, Inc., 5.63%, 2/15/2026
(a)
20,000 19,024
United Rentals North America, Inc.
4.88%, 1/15/2028 55,000 53,531
5.25%, 1/15/2030 20,000 19,633
4.00%, 7/15/2030 25,000 22,375
3.88%, 2/15/2031
(b)
25,000 22,128
3.75%, 1/15/2032 20,000 17,419
US Acute Care Solutions LLC, 6.38%,
3/01/2026
(a)
32,000 31,157
US Foods, Inc.
6.25%, 4/15/2025
(a)
35,000 35,987
4.75%, 2/15/2029
(a)
40,000 36,927
US Renal Care, Inc., 10.63%, 7/15/2027
(a)
15,000 13,043
Vector Group Ltd.
10.50%, 11/01/2026
(a)
20,000 20,463
5.75%, 2/01/2029
(a)
65,000 57,210
Verscend Escrow Corp., 9.75%, 8/15/2026
(a)
60,000 61,800
Wash Multifamily Acquisition, Inc., 5.75%,
4/15/2026
(a)
40,000 38,954
Williams Scotsman International, Inc., 4.63%,
8/15/2028
(a)
15,000 14,219
7,082,997
Diversified – 0.1%
Stena AB, 7.00%, 2/01/2024
(a)
10,000 9,979
Stena International SA, 6.13%, 2/01/2025
(a)
23,000 22,857
32,836
Energy – 12.0%
Aethon United BR LP / Aethon United Finance
Corp., 8.25%, 2/15/2026
(a)
25,000 25,819
AI Candelaria Spain SLU, 7.50%, 12/15/2028
(a)
11,000 10,655
Alliance Resource Operating Partners LP /
Alliance Resource Finance Corp., 7.50%,
5/01/2025
(a)
15,000 15,036
Antero Midstream Partners LP / Antero
Midstream Finance Corp.
7.88%, 5/15/2026
(a)
20,000 20,915
5.75%, 3/01/2027
(a)
10,000 9,804
5.75%, 1/15/2028
(a)
20,000 19,419
5.38%, 6/15/2029
(a)
25,000 23,497
Antero Resources Corp.
8.38%, 7/15/2026
(a)
12,000 12,939

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Energy – 12.0% (continued)
7.63%, 2/01/2029
(a)
10,000 10,590
5.38%, 3/01/2030
(a)
10,000 9,783
Apache Corp.
4.25%, 1/15/2030 35,000 32,653
6.00%, 1/15/2037 5,000 5,177
5.10%, 9/01/2040 35,000 31,676
7.38%, 8/15/2047 5,000 5,351
Archrock Partners LP / Archrock Partners
Finance Corp.
6.88%, 4/01/2027
(a)
5,000 4,982
6.25%, 4/01/2028
(a)
30,000 29,106
Ascent Resources Utica Holdings LLC / ARU
Finance Corp., 7.00%, 11/01/2026
(a)
45,000 45,332
Baytex Energy Corp.
5.63%, 6/01/2024
(a)
3,000 2,989
8.75%, 4/01/2027
(a)
15,000 15,868
Blue Racer Midstream LLC / Blue Racer Finance
Corp.
7.63%, 12/15/2025
(a)
15,000 15,450
6.63%, 7/15/2026
(a)
10,000 10,013
Buckeye Partners LP
4.15%, 7/01/2023 10,000 9,944
4.35%, 10/15/2024 5,000 4,900
4.13%, 3/01/2025
(a)
30,000 28,863
3.95%, 12/01/2026 16,000 15,095
4.50%, 3/01/2028
(a)
15,000 13,684
5.85%, 11/15/2043 16,000 12,580
5.60%, 10/15/2044 15,000 12,023
California Resources Corp., 7.13%, 2/01/2026
(a)
15,000 15,310
Callon Petroleum Co.
6.13%, 10/01/2024 30,000 29,627
8.25%, 7/15/2025 20,000 20,066
8.00%, 8/01/2028
(a)(b)
20,000 20,656
Calumet Specialty Products Partners LP /
Calumet Finance Corp.
9.25%, 7/15/2024
(a)
30,000 31,749
8.13%, 1/15/2027
(a)
14,400 13,020
Centennial Resource Production LLC, 6.88%,
4/01/2027
(a)
10,000 9,967
Cheniere Energy Partners LP
4.50%, 10/01/2029 45,000 43,100
4.00%, 3/01/2031 45,000 40,746
3.25%, 1/31/2032
(a)
35,000 29,906
Cheniere Energy, Inc., 4.63%, 10/15/2028 55,000 53,451
Chesapeake Energy Corp., 6.75%, 4/15/2029
(a)
30,000 30,195
Civitas Resources, Inc., 5.00%, 10/15/2026
(a)
40,000 38,123
Comstock Resources, Inc.
7.50%, 5/15/2025
(a)
6,000 6,124
6.75%, 3/01/2029
(a)
40,000 40,425
5.88%, 1/15/2030
(a)
50,000 48,163
CQP Holdco LP / BIP-V Chinook Holdco LLC,
5.50%, 6/15/2031
(a)
50,000 46,171
Crescent Energy Finance LLC, 7.25%,
5/01/2026
(a)
30,000 29,550
Crestwood Midstream Partners LP / Crestwood
Midstream Finance Corp.
5.75%, 4/01/2025 15,000 14,813
5.63%, 5/01/2027
(a)
20,000 19,457
6.00%, 2/01/2029
(a)
35,000 34,078
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Energy – 12.0% (continued)
CrownRock LP / CrownRock Finance, Inc.,
5.63%, 10/15/2025
(a)
35,000 34,998
CVR Energy, Inc.
5.25%, 2/15/2025
(a)(b)
20,000 19,337
5.75%, 2/15/2028
(a)
5,000 4,689
DCP Midstream Operating LP
5.38%, 7/15/2025 20,000 20,198
5.63%, 7/15/2027 10,000 10,161
5.13%, 5/15/2029 20,000 19,683
6.45%, 11/03/2036
(a)
10,000 11,183
6.75%, 9/15/2037
(a)
5,000 5,615
5.85%, 5/21/2043
(a)
15,000 13,590
Delek Logistics Partners LP / Delek Logistics
Finance Corp.
6.75%, 5/15/2025 18,000 17,749
7.13%, 6/01/2028
(a)
13,000 12,441
DT Midstream, Inc.
4.13%, 6/15/2029
(a)
50,000 45,400
4.38%, 6/15/2031
(a)
40,000 35,899
Encino Acquisition Partners Holdings LLC,
8.50%, 5/01/2028
(a)
10,000 10,022
Endeavor Energy Resources LP / EER Finance, Inc.
6.63%, 7/15/2025
(a)
35,000 35,969
5.75%, 1/30/2028
(a)
30,000 30,077
EnLink Midstream LLC, 5.38%, 6/01/2029 5,000 4,869
Enlink Midstream Partners LP, 5.60%,
4/01/2044 10,000 8,211
EnLink Midstream Partners LP
4.40%, 4/01/2024 10,000 9,868
4.15%, 6/01/2025 15,000 14,557
4.85%, 7/15/2026 5,000 4,875
5.45%, 6/01/2047 10,000 8,100
Ensign Drilling, Inc., 9.25%, 4/15/2024
(a)
35,000 34,375
EQM Midstream Partners LP
4.75%, 7/15/2023 16,000 15,941
4.00%, 8/01/2024 30,000 29,036
6.00%, 7/01/2025
(a)
10,000 9,934
4.13%, 12/01/2026 5,000 4,641
6.50%, 7/01/2027
(a)
25,000 25,221
5.50%, 7/15/2028 15,000 14,329
4.50%, 1/15/2029
(a)
10,000 8,999
4.75%, 1/15/2031
(a)
30,000 26,815
Exterran Energy Solutions LP / EES Finance
Corp., 8.13%, 5/01/2025 5,000 5,017
Genesis Energy LP / Genesis Energy Finance Corp.
5.63%, 6/15/2024 8,000 7,849
6.50%, 10/01/2025 13,000 12,442
8.00%, 1/15/2027 30,000 29,474
7.75%, 2/01/2028
(b)
44,000 42,325
Global Marine, Inc., 7.00%, 6/01/2028 10,000 7,035
Global Partners LP / GLP Finance Corp., 7.00%,
8/01/2027 10,000 9,814
Gulfport Energy Corp., 8.00%, 5/17/2026 35,000 36,062
Harvest Midstream I LP, 7.50%, 9/01/2028
(a)
20,000 20,327
Hess Midstream Operations LP
5.63%, 2/15/2026
(a)
30,000 30,020
5.13%, 6/15/2028
(a)
20,000 19,410
4.25%, 2/15/2030
(a)
30,000 27,465

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Energy – 12.0% (continued)
Hilcorp Energy I LP / Hilcorp Finance Co.
6.25%, 11/01/2028
(a)
20,000 19,932
5.75%, 2/01/2029
(a)
15,000 14,709
6.00%, 2/01/2031
(a)
20,000 19,311
Holly Energy Partners LP / Holly Energy Finance
Corp., 5.00%, 2/01/2028
(a)
30,000 28,525
Howard Midstream Energy Partners LLC, 6.75%,
1/15/2027
(a)
30,000 29,057
Ithaca Energy North Sea PLC, 9.00%,
7/15/2026
(a)
20,000 20,410
ITT Holdings LLC, 6.50%, 8/01/2029
(a)
65,000 57,527
KCA Deutag UK Finance PLC, 9.88%,
12/01/2025
(a)
30,000 30,832
Laredo Petroleum, Inc.
9.50%, 1/15/2025 15,000 15,446
10.13%, 1/15/2028 25,000 26,358
7.75%, 7/31/2029
(a)
50,000 49,045
Magnolia Oil & Gas Operating LLC / Magnolia Oil
& Gas Finance Corp., 6.00%, 8/01/2026
(a)
10,000 10,008
Matador Resources Co., 5.88%, 9/15/2026 30,000 29,437
MEG Energy Corp.
7.13%, 2/01/2027
(a)
27,000 27,418
5.88%, 2/01/2029
(a)
20,000 19,629
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026
(a)
25,000 22,965
10.50%, 5/15/2027
(a)
10,000 9,799
Murphy Oil Corp.
6.88%, 8/15/2024 4,000 4,007
5.75%, 8/15/2025 12,000 12,036
5.88%, 12/01/2027 15,000 14,865
6.38%, 7/15/2028 10,000 10,178
6.38%, 12/01/2042 35,000 31,661
Nabors Industries Ltd., 7.25%, 1/15/2026
(a)
15,000 14,679
Nabors Industries, Inc.
5.75%, 2/01/2025 10,000 9,565
9.00%, 2/01/2025
(a)
5,000 5,171
Natural Resource Partners LP / NRP Finance
Corp., 9.13%, 6/30/2025
(a)
42,000 42,626
Neptune Energy Bondco PLC, 6.63%,
5/15/2025
(a)
30,000 29,792
New Fortress Energy, Inc.
6.75%, 9/15/2025
(a)
55,000 54,092
6.50%, 9/30/2026
(a)
65,000 62,865
NGL Energy Operating LLC / NGL Energy
Finance Corp., 7.50%, 2/01/2026
(a)
95,000 89,537
NGL Energy Partners LP / NGL Energy Finance Corp.
7.50%, 11/01/2023
(b)
15,000 14,012
6.13%, 3/01/2025 10,000 8,369
7.50%, 4/15/2026 15,000 12,562
Northern Oil & Gas, Inc., 8.13%, 3/01/2028
(a)
40,000 40,025
Northriver Midstream Finance LP, 5.63%,
2/15/2026
(a)
5,000 4,886
NuStar Logistics LP
5.75%, 10/01/2025 15,000 14,881
6.00%, 6/01/2026 15,000 14,933
5.63%, 4/28/2027 30,000 28,804
6.38%, 10/01/2030 20,000 19,708
Oasis Midstream Partners LP / OMP Finance
Corp., 8.00%, 4/01/2029
(a)
15,000 15,586
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Energy – 12.0% (continued)
Oasis Petroleum, Inc., 6.38%, 6/01/2026
(a)
5,000 5,025
Occidental Petroleum Corp.
6.95%, 7/01/2024 30,000 31,456
2.90%, 8/15/2024 30,000 29,323
5.88%, 9/01/2025 30,000 30,818
5.50%, 12/01/2025 30,000 30,532
5.55%, 3/15/2026 20,000 20,495
3.00%, 2/15/2027 50,000 46,595
8.50%, 7/15/2027 15,000 16,922
7.15%, 5/15/2028 5,000 5,352
6.38%, 9/01/2028 5,000 5,274
8.88%, 7/15/2030 25,000 30,031
6.63%, 9/01/2030 50,000 54,204
6.13%, 1/01/2031 30,000 31,577
7.50%, 5/01/2031 25,000 28,593
7.88%, 9/15/2031 15,000 17,545
6.45%, 9/15/2036 50,000 54,219
7.95%, 6/15/2039 8,000 9,650
4.30%, 8/15/2039 5,000 4,262
6.20%, 3/15/2040 10,000 10,346
4.50%, 7/15/2044 15,000 12,888
6.60%, 3/15/2046 20,000 21,842
4.40%, 4/15/2046 5,000 4,303
Oceaneering International, Inc.
4.65%, 11/15/2024 5,000 4,839
6.00%, 2/01/2028 5,000 4,600
PAR Petroleum LLC / PAR Petroleum Finance
Corp., 7.75%, 12/15/2025
(a)
10,000 9,874
Parkland Corp.
5.88%, 7/15/2027
(a)
20,000 19,353
4.50%, 10/01/2029
(a)
50,000 43,831
4.63%, 5/01/2030
(a)
30,000 26,281
Patterson-UTI Energy, Inc.
3.95%, 2/01/2028 15,000 13,801
5.15%, 11/15/2029 26,000 24,745
PBF Holding Co. LLC / PBF Finance Corp.
9.25%, 5/15/2025
(a)
35,000 36,270
7.25%, 6/15/2025 5,000 4,825
6.00%, 2/15/2028 20,000 17,570
PBF Logistics LP / PBF Logistics Finance Corp.,
6.88%, 5/15/2023 20,000 19,902
PDC Energy, Inc.
6.13%, 9/15/2024 14,000 14,037
5.75%, 5/15/2026 21,000 20,442
PIC AU Holdings LLC / PIC AU Holdings Corp.,
10.00%, 12/31/2024
(a)
20,000 20,615
Precision Drilling Corp.
7.13%, 1/15/2026
(a)
10,000 10,017
6.88%, 1/15/2029
(a)
30,000 29,103
Range Resources Corp.
4.88%, 5/15/2025 15,000 14,903
8.25%, 1/15/2029 15,000 16,067
Rattler Midstream LP, 5.63%, 7/15/2025
(a)
15,000 15,054
Renewable Energy Group, Inc., 5.88%,
6/01/2028
(a)
10,000 10,597
Rockcliff Energy II LLC, 5.50%, 10/15/2029
(a)
13,000 12,660
Rockies Express Pipeline LLC
3.60%, 5/15/2025
(a)
40,000 37,976
4.95%, 7/15/2029
(a)
30,000 28,134

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Energy – 12.0% (continued)
4.80%, 5/15/2030
(a)
25,000 22,979
7.50%, 7/15/2038
(a)
5,000 4,938
6.88%, 4/15/2040
(a)
20,000 19,079
Ruby Pipeline LLC, 8.00%, 4/01/2022
(a)
2,303 2,046
SM Energy Co.
10.00%, 1/15/2025
(a)
10,000 10,828
5.63%, 6/01/2025 10,000 9,843
6.75%, 9/15/2026
(b)
5,000 4,995
6.63%, 1/15/2027 10,000 9,946
Southeast Supply Header LLC, 4.25%,
6/15/2024
(a)(b)
50,000 49,265
Southwestern Energy Co.
5.95%, 1/23/2025 37,000 37,557
7.75%, 10/01/2027
(b)
10,000 10,458
5.38%, 2/01/2029 20,000 19,763
5.38%, 3/15/2030 30,000 29,630
4.75%, 2/01/2032 30,000 28,382
Summit Midstream Holdings LLC / Summit
Midstream Finance Corp., 8.50%,
10/15/2026
(a)
40,000 37,415
Sunoco LP / Sunoco Finance Corp.
6.00%, 4/15/2027 15,000 15,121
5.88%, 3/15/2028 16,000 15,850
4.50%, 5/15/2029 25,000 22,526
4.50%, 4/30/2030
(a)
30,000 27,054
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.
7.50%, 10/01/2025
(a)
20,000 20,396
6.00%, 3/01/2027
(a)
20,000 19,397
5.50%, 1/15/2028
(a)
20,000 18,670
6.00%, 12/31/2030
(a)
20,000 18,403
6.00%, 9/01/2031
(a)
5,000 4,546
Talos Production, Inc., 12.00%, 1/15/2026 10,000 10,764
Tap Rock Resources LLC, 7.00%, 10/01/2026
(a)
15,000 15,151
TechnipFMC PLC, 6.50%, 2/01/2026
(a)
20,000 20,800
TerraForm Power Operating LLC
5.00%, 1/31/2028
(a)
20,000 18,678
4.75%, 1/15/2030
(a)
37,000 33,434
Topaz Solar Farms LLC, 5.75%, 9/30/2039
(a)
29,515 29,950
TransMontaigne Partners LP / TLP Finance
Corp., 6.13%, 2/15/2026 11,000 10,722
Transocean Guardian Ltd., 5.88%, 1/15/2024
(a)
20,921 19,992
Transocean Phoenix 2 Ltd., 7.75%,
10/15/2024
(a)
9,000 9,062
Transocean Pontus Ltd., 6.13%, 8/01/2025
(a)
6,150 6,055
Transocean Poseidon Ltd., 6.88%, 2/01/2027
(a)
32,813 31,542
Transocean Proteus Ltd., 6.25%, 12/01/2024
(a)
15,000 14,811
Transocean Sentry Ltd., 5.38%, 5/15/2023
(a)
16,663 16,214
Transocean, Inc.
7.50%, 1/15/2026
(a)
40,000 32,839
11.50%, 1/30/2027
(a)
54,000 53,769
8.00%, 2/01/2027
(a)
10,000 7,979
7.50%, 4/15/2031 15,000 9,826
USA Compression Partners LP / USA
Compression Finance Corp.
6.88%, 4/01/2026 37,000 36,322
6.88%, 9/01/2027 35,000 34,263
Venture Global Calcasieu Pass LLC
3.88%, 8/15/2029
(a)
30,000 27,394
4.13%, 8/15/2031
(a)
30,000 27,367
3.88%, 11/01/2033
(a)
30,000 26,127
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Energy – 12.0% (continued)
Vermilion Energy, Inc.
5.63%, 3/15/2025
(a)
10,000 9,971
6.88%, 5/01/2030
(a)
40,000 39,091
Viper Energy Partners LP, 5.38%, 11/01/2027
(a)
15,000 14,992
W&T Offshore, Inc., 9.75%, 11/01/2023
(a)
20,000 19,880
Weatherford International Ltd.
11.00%, 12/01/2024
(a)
8,000 8,326
6.50%, 9/15/2028
(a)
20,000 20,196
8.63%, 4/30/2030
(a)
40,000 39,635
Western Midstream Operating LP
3.60%, 2/01/2025 30,000 28,699
4.65%, 7/01/2026 12,000 11,830
4.50%, 3/01/2028 15,000 14,371
4.75%, 8/15/2028 15,000 14,604
4.55%, 2/01/2030 40,000 36,852
5.45%, 4/01/2044 10,000 9,177
5.30%, 3/01/2048 10,000 8,686
5.50%, 8/15/2048 10,000 8,789
5.75%, 2/01/2050 70,000 61,756
5,103,861
Financial – 10.2%
Acrisure LLC / Acrisure Finance, Inc.
7.00%, 11/15/2025
(a)
30,000 29,153
10.13%, 8/01/2026
(a)
15,000 15,770
4.25%, 2/15/2029
(a)
20,000 17,467
Advisor Group Holdings, Inc., 10.75%,
8/01/2027
(a)
10,000 10,550
AG Issuer LLC, 6.25%, 3/01/2028
(a)
10,000 9,812
Alliant Holdings Intermediate LLC / Alliant Holdings Co.-Issuer
4.25%, 10/15/2027
(a)
25,000 23,066
6.75%, 10/15/2027
(a)
25,000 23,663
5.88%, 11/01/2029
(a)
10,000 9,301
Ally Financial, Inc., 5.75%, 11/20/2025 32,000 32,885
Amwins Group, Inc., 4.88%, 6/30/2029
(a)
30,000 27,445
Apollo Commercial Real Estate Finance, Inc.,
4.63%, 6/15/2029
(a)
20,000 17,383
ASG Finance Designated Activity Co., 7.88%,
12/03/2024
(a)
15,000 14,372
Assurant, Inc., 7.00%, 3/27/2048 35,000 36,544
AssuredPartners, Inc.
7.00%, 8/15/2025
(a)
5,000 4,930
5.63%, 1/15/2029
(a)
15,000 13,202
Asteroid Private Merger Sub, Inc., 8.50%,
11/15/2029
(a)
10,000 9,508
Blackstone Mortgage Trust, Inc., 3.75%,
1/15/2027
(a)
10,000 9,145
Brightsphere Investment Group, Inc., 4.80%,
7/27/2026 35,000 32,556
Broadstreet Partners, Inc., 5.88%, 4/15/2029
(a)
40,000 34,747
Brookfield Property REIT, Inc. / BPR Cumulus
LLC / BPR Nimbus LLC / GGSI Sellco LLC
5.75%, 5/15/2026
(a)
40,000 38,824
4.50%, 4/01/2027
(a)
49,000 44,412
Burford Capital Global Finance LLC, 6.88%,
4/15/2030
(a)
130,000 126,878
CNG Holdings, Inc., 12.50%, 6/15/2024
(a)
10,000 9,361
Coinbase Global, Inc.
3.38%, 10/01/2028
(a)
15,000 11,969
3.63%, 10/01/2031
(a)
40,000 29,582

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Financial – 10.2% (continued)
Commerzbank AG, 8.13%, 9/19/2023
(a)
25,000 26,151
Compass Group Diversified Holdings LLC,
5.25%, 4/15/2029
(a)
30,000 26,836
Credit Acceptance Corp.
5.13%, 12/31/2024
(a)
3,000 2,963
6.63%, 3/15/2026 12,000 12,128
Curo Group Holdings Corp., 7.50%, 8/01/2028
(a)
65,000 54,767
Cushman & Wakefield US Borrower LLC, 6.75%,
5/15/2028
(a)
20,000 20,400
Deutsche Bank AG
4.50%, 4/01/2025 50,000 48,992
3.73%, 1/14/2032 50,000 41,321
4.88%, 12/01/2032 30,000 27,556
3.74%, 1/07/2033 50,000 40,668
Diversified Healthcare Trust
9.75%, 6/15/2025 40,000 41,918
4.38%, 3/01/2031 50,000 38,903
Enova International, Inc., 8.50%, 9/15/2025
(a)
12,000 11,931
Enstar Finance LLC, 5.50%, 1/15/2042 30,000 27,684
Finance of America Funding LLC, 7.88%,
11/15/2025
(a)
25,000 22,328
Five Point Operating Co. LP / Five Point Capital
Corp., 7.88%, 11/15/2025
(a)
12,000 11,931
Freedom Mortgage Corp.
8.13%, 11/15/2024
(a)
5,000 4,846
8.25%, 4/15/2025
(a)
42,000 40,297
7.63%, 5/01/2026
(a)
20,000 18,197
6.63%, 1/15/2027
(a)
40,000 34,577
FS Energy & Power Fund, 7.50%, 8/15/2023
(a)
12,000 12,195
Genworth Holdings, Inc.
4.80%, 2/15/2024
(b)
25,000 25,026
6.50%, 6/15/2034 10,000 9,316
GEO Group, Inc. (The), 5.88%, 10/15/2024 20,000 17,781
Global Aircraft Leasing Co. Ltd., 6.50%,
9/15/2024
(a)(c)
44,835 38,936
Global Atlantic Finance Co., 4.70%,
10/15/2051
(a)
40,000 35,743
Global NET Lease, Inc. / Global NET
Lease Operating Partnership LP, 3.75%,
12/15/2027
(a)
10,000 9,002
Greystar Real Estate Partners LLC, 5.75%,
12/01/2025
(a)
10,000 10,056
GTCR AP Finance, Inc., 8.00%, 5/15/2027
(a)
30,000 29,901
HAT Holdings I LLC / HAT Holdings II LLC
6.00%, 4/15/2025
(a)
15,000 15,246
3.38%, 6/15/2026
(a)
15,000 13,836
Home Point Capital, Inc., 5.00%, 2/01/2026
(a)
30,000 23,770
Howard Hughes Corp. (The)
5.38%, 8/01/2028
(a)
11,000 10,672
4.13%, 2/01/2029
(a)
25,000 22,645
4.38%, 2/01/2031
(a)
35,000 31,112
HUB International Ltd., 7.00%, 5/01/2026
(a)
70,000 69,374
Hunt Cos., Inc., 5.25%, 4/15/2029
(a)
40,000 36,991
Icahn Enterprises LP / Icahn Enterprises Finance Corp.
4.75%, 9/15/2024 75,000 73,101
6.38%, 12/15/2025 25,000 24,938
6.25%, 5/15/2026 40,000 39,613
5.25%, 5/15/2027 45,000 42,052
4.38%, 2/01/2029 20,000 17,303
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Financial – 10.2% (continued)
Intesa Sanpaolo SpA
5.02%, 6/26/2024
(a)
71,000 69,788
5.71%, 1/15/2026
(a)
35,000 34,836
4.95%, 6/01/2042
(a)
20,000 15,494
Iron Mountain Information Management
Services, Inc., 5.00%, 7/15/2032
(a)
30,000 26,491
Iron Mountain, Inc.
4.88%, 9/15/2027
(a)
36,000 34,282
5.25%, 3/15/2028
(a)
50,000 47,779
5.00%, 7/15/2028
(a)
10,000 9,468
4.88%, 9/15/2029
(a)
31,000 28,429
5.25%, 7/15/2030
(a)
35,000 32,126
4.50%, 2/15/2031
(a)
30,000 25,836
5.63%, 7/15/2032
(a)
45,000 41,126
iStar, Inc.
4.75%, 10/01/2024 30,000 29,167
4.25%, 8/01/2025
(b)
12,000 11,448
5.50%, 2/15/2026 10,000 9,730
Jane Street Group / JSG Finance, Inc., 4.50%,
11/15/2029
(a)
20,000 18,382
Jefferies Finance LLC / JFIN Co.-Issuer Corp.,
5.00%, 8/15/2028
(a)
15,000 13,668
Kennedy-Wilson, Inc., 5.00%, 3/01/2031 40,000 36,154
Ladder Capital Finance Holdings LLLP / Ladder Capital Finance Corp.
5.25%, 10/01/2025
(a)
45,000 44,227
4.25%, 2/01/2027
(a)
30,000 27,670
LD Holdings Group LLC
6.50%, 11/01/2025
(a)
10,000 8,287
6.13%, 4/01/2028
(a)
60,000 45,313
Liberty Mutual Group, Inc., 4.30%, 2/01/2061
(a)
40,000 30,131
LPL Holdings, Inc.
4.63%, 11/15/2027
(a)
11,000 10,458
4.00%, 3/15/2029
(a)
10,000 9,109
MGIC Investment Corp., 5.25%, 8/15/2028 10,000 9,423
MGM Growth Properties Operating Partnership
LP / MGP Finance Co.-Issuer, Inc.
5.63%, 5/01/2024 24,000 24,491
4.63%, 6/15/2025
(a)
20,000 19,896
4.50%, 9/01/2026 20,000 19,773
5.75%, 2/01/2027 20,000 20,741
4.50%, 1/15/2028 20,000 19,697
3.88%, 2/15/2029
(a)
20,000 18,789
Midcap Financial Issuer Trust
6.50%, 5/01/2028
(a)
50,000 43,102
5.63%, 1/15/2030
(a)
10,000 8,048
MPT Operating Partnership LP / MPT Finance Corp.
5.25%, 8/01/2026 18,000 18,023
5.00%, 10/15/2027 26,000 24,946
4.63%, 8/01/2029 30,000 27,561
3.50%, 3/15/2031 30,000 25,530
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027
(a)
10,000 9,709
5.50%, 8/15/2028
(a)
10,000 9,134
5.13%, 12/15/2030
(a)
55,000 47,871
Navient Corp.
7.25%, 9/25/2023 22,000 22,610
6.13%, 3/25/2024 8,000 8,037
5.88%, 10/25/2024 18,000 17,923
6.75%, 6/25/2025 10,000 10,050

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Financial – 10.2% (continued)
5.00%, 3/15/2027 20,000 18,225
5.63%, 8/01/2033 18,000 14,547
New Residential Investment Corp., 6.25%,
10/15/2025
(a)
15,000 14,284
NFP Corp., 6.88%, 8/15/2028
(a)
65,000 57,516
NMI Holdings, Inc., 7.38%, 6/01/2025
(a)
45,000 47,060
OneMain Finance Corp.
8.25%, 10/01/2023 6,000 6,249
6.13%, 3/15/2024 60,000 60,225
6.88%, 3/15/2025 41,000 41,399
7.13%, 3/15/2026 40,000 40,714
3.50%, 1/15/2027 20,000 17,603
6.63%, 1/15/2028 15,000 14,829
5.38%, 11/15/2029 17,000 15,271
4.00%, 9/15/2030
(b)
25,000 20,460
Oxford Finance LLC / Oxford Finance Co.-Issuer
II, Inc., 6.38%, 2/01/2027
(a)
5,000 5,069
Park Intermediate Holdings LLC / PK Domestic
Property LLC / PK Finance Co.-Issuer
7.50%, 6/01/2025
(a)
15,000 15,557
5.88%, 10/01/2028
(a)
20,000 19,401
4.88%, 5/15/2029
(a)
25,000 22,920
Pennymac Financial Services, Inc.
5.38%, 10/15/2025
(a)
16,000 15,206
5.75%, 9/15/2031
(a)
30,000 24,889
PHH Mortgage Corp., 7.88%, 3/15/2026
(a)
25,000 22,484
Provident Financing Trust I, 7.41%, 3/15/2038 5,000 5,610
Provident Funding Associates LP / PFG Finance
Corp., 6.38%, 6/15/2025
(a)
15,000 14,720
Radian Group, Inc., 6.63%, 3/15/2025 45,000 45,815
Realogy Group LLC / Realogy Co.-Issuer Corp.,
5.75%, 1/15/2029
(a)
30,000 25,245
RHP Hotel Properties LP / RHP Finance Corp.,
4.75%, 10/15/2027 20,000 18,654
RLJ Lodging Trust LP, 4.00%, 9/15/2029
(a)
10,000 8,925
Rocket Mortgage LLC / Rocket Mortgage Co.-Issuer, Inc.
2.88%, 10/15/2026
(a)
30,000 26,509
3.63%, 3/01/2029
(a)
20,000 17,112
3.88%, 3/01/2031
(a)
15,000 12,662
4.00%, 10/15/2033
(a)
10,000 8,028
Ryan Specialty Group LLC, 4.38%, 2/01/2030
(a)
30,000 27,399
SBA Communications Corp.
3.88%, 2/15/2027 40,000 37,951
3.13%, 2/01/2029 50,000 42,869
Service Properties Trust
4.65%, 3/15/2024 5,000 4,748
4.35%, 10/01/2024 20,000 18,507
7.50%, 9/15/2025 30,000 29,970
5.25%, 2/15/2026 10,000 8,951
4.95%, 2/15/2027 12,000 10,408
3.95%, 1/15/2028 15,000 11,881
4.95%, 10/01/2029 45,000 35,997
SLM Corp., 4.20%, 10/29/2025 30,000 29,319
Starwood Property Trust, Inc., 4.75%,
3/15/2025 18,000 17,773
Stonex Group, Inc., 8.63%, 6/15/2025
(a)
40,000 41,802
Synovus Financial Corp., 5.90%, 2/07/2029 10,000 10,088
UniCredit SpA
5.86%, 6/19/2032
(a)
25,000 23,837
7.30%, 4/02/2034
(a)
50,000 50,710
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Financial – 10.2% (continued)
5.46%, 6/30/2035
(a)
30,000 27,139
United Wholesale Mortgage LLC
5.50%, 11/15/2025
(a)
60,000 55,217
5.75%, 6/15/2027
(a)
42,000 36,439
5.50%, 4/15/2029
(a)
40,000 33,288
Uniti Group LP / Uniti Fiber Holdings, Inc. / CSL Capital LLC
7.88%, 2/15/2025
(a)
80,000 81,698
6.00%, 1/15/2030
(a)
20,000 16,688
Uniti Group LP / Uniti Group Finance, Inc. / CSL
Capital LLC, 6.50%, 2/15/2029
(a)
30,000 25,865
USI, Inc., 6.88%, 5/01/2025
(a)
30,000 29,544
Vistajet Malta Finance PLC / Xo Management
Holding, Inc., 6.38%, 2/01/2030
(a)
20,000 17,520
WeWork Cos., Inc., 7.88%, 5/01/2025
(a)
10,000 8,452
World Acceptance Corp., 7.00%, 11/01/2026
(a)
25,000 21,720
XHR LP, 6.38%, 8/15/2025
(a)
20,000 20,265
4,313,514
Industrial – 9.7%
Advanced Drainage Systems, Inc., 5.00%,
9/30/2027
(a)
40,000 39,088
AECOM, 5.13%, 3/15/2027 23,000 22,746
AerCap Global Aviation Trust, 6.50%,
6/15/2045
(a)
30,000 29,418
Amsted Industries, Inc.
5.63%, 7/01/2027
(a)
25,000 24,875
4.63%, 5/15/2030
(a)
15,000 13,890
Arcosa, Inc., 4.38%, 4/15/2029
(a)
15,000 13,707
ARD Finance SA, 6.50%, 6/30/2027
(a)(c)
20,000 16,945
Ardagh Metal Packaging Finance USA LLC /
Ardagh Metal Packaging Finance PLC, 4.00%,
9/01/2029
(a)
60,000 51,404
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.
5.25%, 4/30/2025
(a)
10,000 9,939
4.13%, 8/15/2026
(a)
60,000 55,656
5.25%, 8/15/2027
(a)
30,000 25,713
5.25%, 8/15/2027
(a)
50,000 42,954
Artera Services LLC, 9.03%, 12/04/2025
(a)
25,000 23,660
Ball Corp.
4.00%, 11/15/2023 30,000 30,053
5.25%, 7/01/2025 25,000 25,644
4.88%, 3/15/2026 23,000 23,168
2.88%, 8/15/2030 50,000 42,078
3.13%, 9/15/2031 20,000 16,768
Berry Global, Inc.
4.50%, 2/15/2026
(a)(b)
15,000 14,767
5.63%, 7/15/2027
(a)
25,000 24,913
Boise Cascade Co., 4.88%, 7/01/2030
(a)
15,000 14,175
Bombardier, Inc.
7.50%, 3/15/2025
(a)
11,000 10,704
7.13%, 6/15/2026
(a)
60,000 55,590
7.88%, 4/15/2027
(a)
44,000 41,000
6.00%, 2/15/2028
(a)
40,000 34,779
Brand Industrial Services, Inc., 8.50%,
7/15/2025
(a)
20,000 18,038
Builders FirstSource, Inc.
6.75%, 6/01/2027
(a)
26,000 26,806
5.00%, 3/01/2030
(a)
15,000 13,873
4.25%, 2/01/2032
(a)
40,000 34,159
BWX Technologies, Inc., 4.13%, 6/30/2028
(a)
10,000 9,319

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Industrial – 9.7% (continued)
Canpack SA / Canpack US LLC, 3.88%,
11/15/2029
(a)
35,000 30,046
Cargo Aircraft Management, Inc., 4.75%,
2/01/2028
(a)
20,000 18,819
Carriage Purchaser, Inc., 7.88%, 10/15/2029
(a)
25,000 22,007
Cascades, Inc. / Cascades USA, Inc., 5.38%,
1/15/2028
(a)
25,000 24,284
Clean Harbors, Inc.
4.88%, 7/15/2027
(a)
21,000 20,732
5.13%, 7/15/2029
(a)
23,000 22,581
Covanta Holding Corp., 5.00%, 9/01/2030 30,000 27,156
CP Atlas Buyer, Inc., 7.00%, 12/01/2028
(a)(b)
15,000 12,525
Crown Americas LLC / Crown Americas Capital
Corp. V, 4.25%, 9/30/2026 10,000 9,685
Crown Americas LLC / Crown Americas Capital
Corp. VI, 4.75%, 2/01/2026 30,000 29,917
Crown Cork & Seal Co., Inc., 7.38%, 12/15/2026 10,000 10,652
Energizer Holdings, Inc.
4.75%, 6/15/2028
(a)
15,000 13,160
4.38%, 3/31/2029
(a)(b)
20,000 16,647
EnerSys, 4.38%, 12/15/2027
(a)
28,000 26,099
EnPro Industries, Inc., 5.75%, 10/15/2026 35,000 35,217
F-Brasile SpA / F-Brasile US LLC, Series XR,
7.38%, 8/15/2026
(a)
30,000 26,537
First Student Bidco, Inc. / First Transit Parent,
Inc., 4.00%, 7/31/2029
(a)
10,000 8,952
Fluor Corp.
3.50%, 12/15/2024 10,000 9,826
4.25%, 9/15/2028
(b)
20,000 19,011
Fly Leasing Ltd., 7.00%, 10/15/2024
(a)
10,000 8,898
Fortress Transportation & Infrastructure Investors LLC
6.50%, 10/01/2025
(a)
15,000 14,305
9.75%, 8/01/2027
(a)
40,000 40,860
5.50%, 5/01/2028
(a)
30,000 25,998
FXI Holdings, Inc.
7.88%, 11/01/2024
(a)
20,000 19,759
12.25%, 11/15/2026
(a)
30,000 32,072
Gates Global LLC / Gates Corp., 6.25%,
1/15/2026
(a)
14,000 13,730
GFL Environmental, Inc.
4.25%, 6/01/2025
(a)
15,000 14,562
3.75%, 8/01/2025
(a)
20,000 19,124
5.13%, 12/15/2026
(a)
15,000 14,748
4.00%, 8/01/2028
(a)(b)
10,000 8,813
3.50%, 9/01/2028
(a)
20,000 17,964
4.38%, 8/15/2029
(a)
30,000 26,582
Global Infrastructure Solutions, Inc., 5.63%,
6/01/2029
(a)
15,000 13,672
Graham Packaging Co., Inc., 7.13%, 8/15/2028
(a)
15,000 13,528
Granite US Holdings Corp., 11.00%,
10/01/2027
(a)
10,000 10,312
Graphic Packaging International LLC
4.75%, 7/15/2027
(a)
8,000 7,750
3.50%, 3/15/2028
(a)
11,000 9,955
3.50%, 3/01/2029
(a)
10,000 8,900
Great Lakes Dredge & Dock Corp., 5.25%,
6/01/2029
(a)
15,000 14,160
Griffon Corp., 5.75%, 3/01/2028 30,000 26,784
Harsco Corp., 5.75%, 7/31/2027
(a)
20,000 18,210
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Industrial – 9.7% (continued)
Hexcel Corp.
4.95%, 8/15/2025 30,000 30,461
4.20%, 2/15/2027 40,000 39,250
Hillenbrand, Inc.
5.75%, 6/15/2025 15,000 15,222
5.00%, 9/15/2026 10,000 9,778
Howmet Aerospace, Inc.
5.13%, 10/01/2024 40,000 40,695
6.88%, 5/01/2025 35,000 36,990
5.90%, 2/01/2027 15,000 15,407
6.75%, 1/15/2028 15,000 15,873
5.95%, 2/01/2037 23,000 23,269
Husky III Holding Ltd., 13.00%, 2/15/2025
(a)(c)
5,000 5,147
IEA Energy Services LLC, 6.63%, 8/15/2029
(a)
10,000 9,221
II-VI, Inc., 5.00%, 12/15/2029
(a)
30,000 28,138
Imola Merger Corp., 4.75%, 5/15/2029
(a)
100,000 93,348
Innovate Corp., 8.50%, 2/01/2026
(a)
30,000 28,958
Intelligent Packaging Ltd. Finco, Inc. / Intelligent
Packaging Ltd. Co.-Issuer LLC, 6.00%,
9/15/2028
(a)
10,000 9,467
JELD-WEN, Inc.
6.25%, 5/15/2025
(a)
10,000 10,223
4.88%, 12/15/2027
(a)
21,000 19,065
Koppers, Inc., 6.00%, 2/15/2025
(a)
20,000 19,422
LABL, Inc.
6.75%, 7/15/2026
(a)
10,000 9,623
8.25%, 11/01/2029
(a)
30,000 24,934
Likewize Corp., 9.75%, 10/15/2025
(a)
15,000 14,588
LSB Industries, Inc., 6.25%, 10/15/2028
(a)
15,000 14,692
Madison Iaq LLC, 5.88%, 6/30/2029
(a)
40,000 32,609
Manitowoc Co., Inc. (The), 9.00%, 4/01/2026
(a)
6,000 6,210
Matthews International Corp., 5.25%,
12/01/2025
(a)
23,000 22,983
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024
(a)
73,000 71,281
8.50%, 4/15/2024
(a)
30,000 30,333
7.25%, 4/15/2025
(a)
55,000 52,123
Maxar Space Robotics LLC, 9.75%,
12/31/2023
(a)
12,000 12,795
MIWD Holdco II LLC / MIWD Finance Corp.,
5.50%, 2/01/2030
(a)
5,000 4,357
Moog, Inc., 4.25%, 12/15/2027
(a)
17,000 15,965
OI European Group BV, 4.75%, 2/15/2030
(a)
30,000 26,630
OT Merger Corp., 7.88%, 10/15/2029
(a)
40,000 34,573
Owens-Brockway Glass Container, Inc.
5.88%, 8/15/2023
(a)
14,000 14,203
6.38%, 8/15/2025
(a)
10,000 10,068
Pactiv Evergreen Group Issuer, Inc. / Pactiv
Evergreen Group Issuer LLC / Reynolds Group
Issuer, Inc., 4.00%, 10/15/2027
(a)
40,000 34,847
Pactiv LLC
7.95%, 12/15/2025 6,000 5,906
8.38%, 4/15/2027
(b)
5,000 4,943
PGT Innovations, Inc., 4.38%, 10/01/2029
(a)
50,000 43,925
Rolls-Royce PLC
3.63%, 10/14/2025
(a)
60,000 56,179
5.75%, 10/15/2027
(a)
30,000 28,977
Schweitzer-Mauduit International, Inc., 6.88%,
10/01/2026
(a)
32,000 28,798

STATEMENT OF INVESTMENTS
(continued)
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Industrial – 9.7% (continued)
Sealed Air Corp.
5.13%, 12/01/2024
(a)
5,000 5,093
5.50%, 9/15/2025
(a)
15,000 15,423
4.00%, 12/01/2027
(a)
35,000 32,945
6.88%, 7/15/2033
(a)
18,000 19,737
Seaspan Corp., 5.50%, 8/01/2029
(a)
20,000 17,906
Sensata Technologies BV
4.88%, 10/15/2023
(a)
15,000 15,047
5.63%, 11/01/2024
(a)
10,000 10,132
5.00%, 10/01/2025
(a)
20,000 19,844
4.00%, 4/15/2029
(a)
50,000 44,579
Sensata Technologies, Inc.
4.38%, 2/15/2030
(a)
16,000 14,553
3.75%, 2/15/2031
(a)
20,000 16,928
Silgan Holdings, Inc., 4.13%, 2/01/2028 20,000 18,714
Spirit AeroSystems, Inc.
3.95%, 6/15/2023
(b)
22,000 21,558
7.50%, 4/15/2025
(a)
50,000 50,780
SRM Escrow Issuer LLC, 6.00%, 11/01/2028
(a)
45,000 43,218
Standard Industries, Inc.
5.00%, 2/15/2027
(a)
25,000 23,716
4.75%, 1/15/2028
(a)
50,000 46,037
4.38%, 7/15/2030
(a)
50,000 41,785
3.38%, 1/15/2031
(a)
30,000 23,866
Stericycle, Inc., 3.88%, 1/15/2029
(a)
15,000 13,239
Stevens Holding Co., Inc., 6.13%, 10/01/2026
(a)
5,000 5,071
Summit Materials LLC / Summit Materials Finance Corp.
6.50%, 3/15/2027
(a)
25,000 24,945
5.25%, 1/15/2029
(a)
5,000 4,702
Terex Corp., 5.00%, 5/15/2029
(a)
45,000 41,369
Tervita Corp., 11.00%, 12/01/2025
(a)
36,000 40,134
Titan Acquisition Ltd. / Titan Co.-Borrower LLC,
7.75%, 4/15/2026
(a)
20,000 19,514
TK Elevator US Newco, Inc., 5.25%, 7/15/2027
(a)
50,000 46,898
Topbuild Corp., 3.63%, 3/15/2029
(a)
10,000 8,714
TransDigm, Inc.
8.00%, 12/15/2025
(a)
55,000 57,263
6.25%, 3/15/2026
(a)
165,000 165,211
6.38%, 6/15/2026 65,000 64,231
7.50%, 3/15/2027 20,000 20,149
5.50%, 11/15/2027 100,000 91,712
4.63%, 1/15/2029 30,000 25,922
4.88%, 5/01/2029
(b)
25,000 21,894
Trident TPI Holdings, Inc.
9.25%, 8/01/2024
(a)
5,000 4,925
6.63%, 11/01/2025
(a)
10,000 9,658
Trimas Corp., 4.13%, 4/15/2029
(a)
35,000 31,400
Trinity Industries, Inc., 4.55%, 10/01/2024 45,000 45,065
Triumph Group, Inc.
6.25%, 9/15/2024
(a)
10,000 9,632
7.75%, 8/15/2025
(b)
18,000 17,511
Trivium Packaging Finance BV, 5.50%,
8/15/2026
(a)
20,000 19,330
Tutor Perini Corp., 6.88%, 5/01/2025
(a)(b)
15,000 14,049
Vertiv Group Corp., 4.13%, 11/15/2028
(a)
15,000 13,073
Victors Merger Corp., 6.38%, 5/15/2029
(a)
30,000 18,002
Waste Pro USA, Inc., 5.50%, 2/15/2026
(a)
12,000 10,667
Watco Cos. LLC / Watco Finance Corp., 6.50%,
6/15/2027
(a)
10,000 9,648
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Industrial – 9.7% (continued)
Weekley Homes LLC / Weekley Finance Corp.,
4.88%, 9/15/2028
(a)
45,000 39,750
Werner FinCo LP / Werner FinCo, Inc., 8.75%,
7/15/2025
(a)
5,000 5,142
WESCO Distribution, Inc.
7.13%, 6/15/2025
(a)
40,000 41,529
7.25%, 6/15/2028
(a)
35,000 36,373
XPO CNW, Inc., 6.70%, 5/01/2034 35,000 36,038
XPO Logistics, Inc., 6.25%, 5/01/2025
(a)
18,000 18,419
4,134,884
Technology – 3.6%
ams-OSRAM AG, 7.00%, 7/31/2025
(a)
30,000 30,346
Black Knight Infoserv LLC, 3.63%, 9/01/2028
(a)
30,000 27,851
Booz Allen Hamilton, Inc.
3.88%, 9/01/2028
(a)
20,000 18,471
4.00%, 7/01/2029
(a)
20,000 18,477
Boxer Parent Co., Inc.
7.13%, 10/02/2025
(a)
20,000 20,400
9.13%, 3/01/2026
(a)
20,000 20,245
Camelot Finance SA, 4.50%, 11/01/2026
(a)
10,000 9,448
Castle US Holding Corp., 9.50%, 2/15/2028
(a)
10,000 9,177
CDK Global, Inc.
4.88%, 6/01/2027 40,000 40,300
5.25%, 5/15/2029
(a)
15,000 15,113
Change Healthcare Holdings LLC / Change
Healthcare Finance, Inc., 5.75%, 3/01/2025
(a)
50,000 49,902
Conduent Business Services LLC / Conduent
State & Local Solutions, Inc., 6.00%,
11/01/2029
(a)
30,000 27,698
Consensus Cloud Solutions, Inc., 6.00%,
10/15/2026
(a)
30,000 28,641
Crowdstrike Holdings, Inc., 3.00%, 2/15/2029
(b)
20,000 17,768
Diebold Nixdorf, Inc., 9.38%, 7/15/2025
(a)
20,000 17,705
Elastic NV, 4.13%, 7/15/2029
(a)
30,000 26,895
Entegris, Inc.
4.38%, 4/15/2028
(a)
45,000 41,880
3.63%, 5/01/2029
(a)
35,000 30,794
Fair Isaac Corp., 4.00%, 6/15/2028
(a)
35,000 31,995
KBR, Inc., 4.75%, 9/30/2028
(a)
45,000 42,526
MSCI, Inc.
4.00%, 11/15/2029
(a)
25,000 23,009
3.63%, 9/01/2030
(a)
52,000 45,985
3.88%, 2/15/2031
(a)
40,000 35,880
3.25%, 8/15/2033
(a)
40,000 33,777
NCR Corp.
5.00%, 10/01/2028
(a)
20,000 19,074
5.13%, 4/15/2029
(a)
60,000 56,771
6.13%, 9/01/2029
(a)
11,000 10,536
5.25%, 10/01/2030
(a)
25,000 23,484
Open Text Corp.
3.88%, 2/15/2028
(a)
35,000 31,906
3.88%, 12/01/2029
(a)
30,000 26,674
Open Text Holdings, Inc., 4.13%, 2/15/2030
(a)
35,000 31,169
Presidio Holdings, Inc.
4.88%, 2/01/2027
(a)
5,000 4,788
8.25%, 2/01/2028
(a)
15,000 14,618
PTC, Inc.
3.63%, 2/15/2025
(a)
15,000 14,595

BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Technology – 3.6% (continued)
4.00%, 2/15/2028
(a)
22,000 20,471
Rackspace Technology Global, Inc.
3.50%, 2/15/2028
(a)
15,000 12,981
5.38%, 12/01/2028
(a)(b)
5,000 4,080
Roblox Corp., 3.88%, 5/01/2030
(a)
80,000 68,699
Rocket Software, Inc., 6.50%, 2/15/2029
(a)
30,000 25,710
Seagate HDD Cayman
4.75%, 1/01/2025 10,000 9,968
4.88%, 6/01/2027 20,000 19,430
4.09%, 6/01/2029 20,000 17,826
3.13%, 7/15/2029 15,000 12,687
4.13%, 1/15/2031 44,000 38,293
3.38%, 7/15/2031 25,000 20,302
SS&C Technologies, Inc., 5.50%, 9/30/2027
(a)
70,000 68,677
Unisys Corp., 6.88%, 11/01/2027
(a)
20,000 20,057
Vericast Corp., 11.00%, 9/15/2026
(a)
60,000 56,449
Veritas US, Inc. / Veritas Bermuda Ltd., 7.50%,
9/01/2025
(a)
65,000 57,533
Xerox Corp.
3.80%, 5/15/2024
(b)
8,000 7,905
4.80%, 3/01/2035 8,000 6,316
6.75%, 12/15/2039 26,000 24,086
Xerox Holdings Corp.
5.00%, 8/15/2025
(a)
20,000 19,200
5.50%, 8/15/2028
(a)
60,000 54,038
Ziff Davis, Inc., 4.63%, 10/15/2030
(a)
22,000 19,649
ZoomInfo Technologies LLC / ZoomInfo Finance
Corp., 3.88%, 2/01/2029
(a)
40,000 35,396
1,517,651
Utilities – 2.6%
Algonquin Power & Utilities Corp., 4.75%,
1/18/2082 40,000 36,447
AmeriGas Partners LP / AmeriGas Finance Corp.
5.63%, 5/20/2024 17,000 17,091
5.50%, 5/20/2025 10,000 9,844
Calpine Corp.
5.25%, 6/01/2026
(a)
4,000 3,963
4.50%, 2/15/2028
(a)
36,000 33,391
5.13%, 3/15/2028
(a)
65,000 59,046
4.63%, 2/01/2029
(a)
25,000 21,852
5.00%, 2/01/2031
(a)
15,000 12,797
3.75%, 3/01/2031
(a)
30,000 25,354
Clearway Energy Operating LLC
4.75%, 3/15/2028
(a)
15,000 14,269
3.75%, 2/15/2031
(a)
20,000 17,198
DPL, Inc.
4.13%, 7/01/2025 25,000 24,338
4.35%, 4/15/2029 12,000 11,110
Enfragen Energia Sur SA / Enfragen Spain SA /
Prime Energia SpA, 5.38%, 12/30/2030
(a)
30,000 21,642
FirstEnergy Corp.
2.05%, 3/01/2025 25,000 23,576
Series B, 4.40%, 7/15/2027 53,000 51,428
2.65%, 3/01/2030 10,000 8,497
Series B, 2.25%, 9/01/2030 30,000 25,050
Series C, 7.38%, 11/15/2031 45,000 51,735
Series C, 5.35%, 7/15/2047 30,000 28,035
Series C, 3.40%, 3/01/2050 20,000 14,895
BNY Mellon High Yield Beta ETF (continued)
Description
Principal
Amount ($) Value ($)
Corporate Bonds – 97.2% (continued)
Utilities – 2.6% (continued)
FirstEnergy Transmission LLC
4.35%, 1/15/2025
(a)
30,000 29,922
5.45%, 7/15/2044
(a)
15,000 14,737
4.55%, 4/01/2049
(a)
15,000 12,920
Intergen NV, 7.00%, 6/30/2023
(a)
10,000 9,788
NextEra Energy Operating Partners LP
4.25%, 7/15/2024
(a)
30,000 29,778
3.88%, 10/15/2026
(a)
12,000 11,327
4.50%, 9/15/2027
(a)
10,000 9,468
NRG Energy, Inc.
5.75%, 1/15/2028 25,000 24,411
3.38%, 2/15/2029
(a)
10,000 8,557
5.25%, 6/15/2029
(a)
15,000 14,193
3.63%, 2/15/2031
(a)
20,000 16,694
3.88%, 2/15/2032
(a)
30,000 25,057
Pattern Energy Operations LP / Pattern Energy
Operations, Inc., 4.50%, 8/15/2028
(a)
15,000 14,175
PG&E Corp.
5.00%, 7/01/2028 30,000 27,620
5.25%, 7/01/2030 30,000 27,329
Pike Corp., 5.50%, 9/01/2028
(a)
40,000 36,510
Solaris Midstream Holdings LLC, 7.63%,
4/01/2026
(a)
20,000 20,544
Talen Energy Supply LLC
6.50%, 6/01/2025 50,000 18,500
7.25%, 5/15/2027
(a)
25,000 23,952
6.63%, 1/15/2028
(a)
30,000 28,385
TerraForm Global Operating LLC, 6.13%,
3/01/2026
(a)
15,000 14,754
TransAlta Corp., 6.50%, 3/15/2040 20,000 20,029
Vistra Operations Co. LLC
5.50%, 9/01/2026
(a)
28,000 27,911
5.63%, 2/15/2027
(a)
36,000 35,509
5.00%, 7/31/2027
(a)
35,000 33,587
4.38%, 5/01/2029
(a)
50,000 45,508
1,092,723
Total Corporate Bonds (cost $44,514,449) 41,203,246
Shares
Investment Companies – 0.5%
Registered Investment Companies – 0.5%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(e)(f)
(cost $217,650) 217,650 217,650
Investment of Cash Collateral for Securities Loaned – 3.3%
Registered Investment Companies – 3.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(e)(f)
(cost $1,387,587) 1,387,587 1,387,587
Total Investments (cost $46,119,686) 101.0% 42,808,483
Liabilities, Less Cash and Receivables (1.0)% (435,050)
Net Assets 100.0% 42,373,433
REIT—Real Estate Investment Trust

STATEMENT OF INVESTMENTS
(continued)
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities were valued at $29,056,317 or 68.57% of net assets.
(b)
Security, or portion thereof, on loan. At April 30, 2022, the value of the fund’s securities on loan was $1,870,369 and the value of the collateral was $1,972,383, consisting of cash collateral of
$1,387,587 and U.S. Government & Agency securities valued at $584,796. In addition, the value of collateral may include pending sales that are also on loan.
(c)
Payment-in-kind security and interest may be paid in additional par.
(d)
Perpetual bond with no specified maturity date.
(e)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:
(f)
The rate shown is the 1-day yield as of April 30, 2022.
Description
Value
10/31/21 Purchases ($)
1
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/22 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 81,310 4,880,632 (4,744,292) — — 217,650 0.5 154
Investment of Cash Collateral for
Securities Loaned
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares 1,347,194 4,139,571 (4,099,178) — — 1,387,587 3.3 8,579
2
Total 1,428,504 9,020,203 (8,843,470) — — 1,605,237 3.8 8,733
1
Includes reinvested dividends/distributions.
2
Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Portfolio Summary (Unaudited)
†
Value (%)
Consumer, Cyclical 20.5
Communications 18.0
Consumer, Non-cyclical 16.7
Energy 12.0
Financial 10.2
Industrial 9.7
Registered Investment Companies 3.8
Basic Materials 3.8
Technology 3.6
Utilities 2.6
Diversified 0.1
101.0
Centrally Cleared Credit Default Swaps
Reference Obligation
Maturity
Date
Notional
Amount ($)
(1)
Market
Value ($)
Upfront
Payments/
(Receipts) ($)
Unrealized
Appreciation
(Depreciation) ($)
Sold Contracts
(2)
CDX North American High Yield Swap 6/20/2027 1,700,000 35,295 90,440 (55,145)
(1)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.
(2)
If the fund is a seller of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either
(i)
pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the reference obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.
See Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES
April 30, 2022 (Unaudited)
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
BNY Mellon US Small
Cap Core Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on
loan)
††
—Note 2(c): – – –
Unaffiliated issuers 479,696,140 97,056,565 55,158,684
Affiliated issuers 1,217,232 1,002,196 1,204,186
Collateral with brokers for initial margin—Note 4 96,000 32,000 24,000
Dividends receivable 404,756 52,386 15,133
Tax reclaim receivable—Note 2(b) 3,074 100 157
Securities lending income receivable 1,149 945 4,240
Receivable for investment securities sold — 39,640 —
Due from BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 81 — —
481,418,432 98,183,832 56,406,400
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 3,540 2,281
Liability for securities on loan—Note 2(c) 190,102 787,140 1,131,310
Payable for investment securities purchased 237,775 71,660 —
Payable for futures variation margin—Note 4 46,800 6,980 2,680
474,677 869,320 1,136,271
Net Assets ($) 480,943,755 97,314,512 55,270,129
Composition of Net Assets ($):
Paid-in capital 478,300,793 84,595,272 58,872,887
Total distributable earnings (loss) 2,642,962 12,719,240 (3,602,758)
Net Assets ($) 480,943,755 97,314,512 55,270,129
Shares outstanding no par value (unlimited shares authorized): 6,290,000 1,170,000 670,000
Net asset value per share 76.46 83.17 82.49
Market price per share 76.37 83.13 82.41
†
Investments at cost ($)
Unaffiliated issuers 487,645,650 87,493,392 67,215,666
Affiliated issuers 1,217,232 1,002,196 1,204,186
††
Value of securities on loan ($) 4,293,663 2,592,676 3,110,683

STATEMENTS OF ASSETS AND LIABILITIES
(continued)
See Notes to Financial Statements
BNY Mellon
International Equity
ETF
BNY Mellon
Emerging Markets
Equity ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on loan)
††
—Note 2(c): – –
Unaffiliated issuers 110,790,466 33,044,797
Affiliated issuers 173,942 73,497
Cash denominated in foreign currency
†††
159,127 125,432
Collateral with brokers for initial margin—Note 4 84,000 11,000
Dividends receivable 399,910 48,845
Tax reclaim receivable—Note 2(b) 163,461 297
Receivable for investment securities sold 79,905 —
Interest receivable — 12
Receivable for futures variation margin—Note 4 — 3,211
Securities lending income receivable — 21
111,850,811 33,307,112
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 3,809 3,066
Liability for securities on loan—Note 2(c) 132,186 46,536
Payable for investment securities purchased 206,622 —
Payable for futures variation margin—Note 4 6,700 —
Payable for foreign capital gains tax—Note 2(b) — 116,784
349,317 166,386
Net Assets ($) 111,501,494 33,140,726
Composition of Net Assets ($):
Paid-in capital 111,895,847 30,277,989
Total distributable earnings (loss) (394,353) 2,862,737
Net Assets ($) 111,501,494 33,140,726
Shares outstanding no par value (unlimited shares authorized): 1,700,000 550,000
Net asset value per share 65.59 60.26
Market price per share 65.03 59.52
†
Investments at cost ($)
Unaffiliated issuers 109,810,136 29,196,340
Affiliated issuers 173,942 73,497
††
Value of securities on loan ($) 127,243 160,195
†††
Cash denominated in foreign currency (cost) ($) 159,458 126,904

See Notes to Financial Statements
BNY Mellon Core
Bond ETF
BNY Mellon Short
Duration Corporate
Bond ETF
BNY Mellon High
Yield Beta ETF
Assets ($):
Investments in securities—See Statements of Investments
†
(including securities on
loan)
††
—Note 2(c): – – –
Unaffiliated issuers 294,202,121 54,386,393 41,203,246
Affiliated issuers 20,228,680 1,542,717 1,605,237
Cash 202,558 — —
Collateral with brokers for swap agreements — — 303,947
Receivable for investment securities sold 1,832,080 831,888 —
Interest receivable 1,561,190 409,390 659,206
Receivable for investment securities sold—TBA 979,443 — —
Dividends receivable 2,792 118 66
Securities lending income receivable 1,579 63 1,128
Receivable for swaps variation margin—Note 4 — — 11,006
Due from BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 1,031 — —
319,011,474 57,170,569 43,783,836
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) — 2,725 7,816
Liability for securities on loan—Note 2(c) 6,300,306 207,350 1,387,587
Payable for investment securities purchased—TBA 12,343,213 — —
Payable for investment securities purchased 3,994,123 2,067,051 15,000
22,637,642 2,277,126 1,410,403
Net Assets ($) 296,373,832 54,893,443 42,373,433
Composition of Net Assets ($):
Paid-in capital 326,539,528 58,175,738 45,838,860
Total distributable earnings (loss) (30,165,696) (3,282,295) (3,465,427)
Net Assets ($) 296,373,832 54,893,443 42,373,433
Shares outstanding no par value (unlimited shares authorized): 6,700,000 1,150,000 850,000
Net asset value per share 44.23 47.73 49.85
Market price per share 44.26 47.74 49.65
†
Investments at cost ($)
Unaffiliated issuers 321,974,136 57,634,167 44,514,449
Affiliated issuers 20,228,680 1,542,717 1,605,237
††
Value of securities on loan ($) 19,460,751 321,499 1,870,369

STATEMENTS OF OPERATIONS
April 30, 2022 (Unaudited)
See Notes to Financial Statements
BNY Mellon US Large
Cap Core Equity ETF
BNY Mellon US Mid
Cap Core Equity ETF
BNY Mellon US Small
Cap Core Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
3,096,536 886,225 765,504
Affiliated issuers 353 106 82
Income from securities lending—Note 2(c) 9,907 6,454 30,955
Total Income 3,106,796 892,785 796,541
Expenses:
Management fees—Note 3(a) — 22,379 22,300
Total Expenses — 22,379 22,300
Net Investment Income 3,106,796 870,406 774,241
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (1,433,373) (1,339,441) (4,779,036)
Net realized gain (loss) on in-kind redemptions 13,747,907 5,285,970 16,291,915
Net realized gain (loss) on futures 76,229 14,489 (54,016)
Net realized gain (loss) 12,390,763 3,961,018 11,458,863
Net change in unrealized appreciation (depreciation) on investments (75,057,303) (17,269,278) (29,562,268)
Net change in unrealized appreciation (depreciation) on futures (119,461) (32,287) (7,157)
Net change in unrealized appreciation (depreciation) (75,176,764) (17,301,565) (29,569,425)
Net Realized and Unrealized Gain (Loss) on Investments (62,786,001) (13,340,547) (18,110,562)
Net Increase (Decrease) in Net Assets Resulting from Operations (59,679,205) (12,470,141) (17,336,321)
†
Net of foreign taxes withheld at source ($) 862 – 470

See Notes to Financial Statements
BNY Mellon
International Equity
ETF
BNY Mellon
Emerging Markets
Equity ETF
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
1,633,522 407,575
Affiliated issuers 50 8
Interest — 7
Income from securities lending—Note 2(c) 16 57
Total Income 1,633,588 407,647
Expenses:
Management fees—Note 3(a) 21,608 19,894
Total Expenses 21,608 19,894
Less—reduction in fees due pursuant to undertaking—Note 3(a) — (10)
Net Expenses 21,608 19,884
Net Investment Income 1,611,980 387,763
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (782,532) (390,322)
Net realized gain (loss) on futures (11,501) (19,203)
Net realized gain (loss) (794,033) (409,525)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions (13,151,496) (4,919,925)
Net change in unrealized appreciation (depreciation) on futures (49,716) (2,812)
Net change in unrealized appreciation (depreciation) (13,201,212) (4,922,737)
Net Realized and Unrealized Gain (Loss) on Investments (13,995,245) (5,332,262)
Net Increase (Decrease) in Net Assets Resulting from Operations (12,383,265) (4,944,499)
†
Net of foreign taxes withheld at source ($) 178,258 41,817

STATEMENTS OF OPERATIONS
(continued)
See Notes to Financial Statements
BNY Mellon Core
Bond ETF
BNY Mellon Short
Duration Corporate
Bond ETF
BNY Mellon High
Yield Beta ETF
Investment Income ($):
Income:
Cash dividends:
Affiliated issuers 4,678 199 154
Interest 1,848,700 368,771 1,257,681
Income from securities lending—Note 2(c) 6,464 367 8,579
Total Income 1,859,842 369,337 1,266,414
Expenses:
Management fees—Note 3(a) — 15,629 53,695
Total Expenses — 15,629 53,695
Net Investment Income 1,859,842 353,708 1,212,719
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (1,845,793) (103,612) 49,852
Net realized gain (loss) on in-kind redemptions — — (260,420)
Net realized gain (loss) on swap agreements — — 9,405
Net realized gain (loss) (1,845,793) (103,612) (201,163)
Net change in unrealized appreciation (depreciation) on investments (26,365,877) (3,270,732) (4,759,076)
Net change in unrealized appreciation (depreciation) on swap agreements — — (58,223)
Net change in unrealized appreciation (depreciation) (26,365,877) (3,270,732) (4,817,299)
Net Realized and Unrealized Gain (Loss) on Investments (28,211,670) (3,374,344) (5,018,462)
Net Increase (Decrease) in Net Assets Resulting from Operations (26,351,828) (3,020,636) (3,805,743)

STATEMENTS OF CHANGES IN NET ASSETS
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF BNY Mellon US Mid Cap Core Equity ETF
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
Operations ($):
Net investment income 3,106,796 3,542,971 870,406 1,134,407
Net realized gain (loss) on investments 12,390,763 11,948,895 3,961,018 6,104,763
Net change in unrealized appreciation (depreciation) on investments (75,176,764) 61,784,935 (17,301,565) 19,150,216
Net Increase (Decrease) in Net Assets Resulting from
Operations (59,679,205) 77,276,801 (12,470,141) 26,389,386
Distributions ($):
Distributions to shareholders (2,956,359) (3,307,327) (794,437) (1,097,103)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment Adviser,
LLC—Note 3(a) 239 120 — —
Beneficial Interest Transactions ($):
Proceeds from shares sold 202,421,805 269,191,424 14,039,168 68,930,826
Cost of shares redeemed (50,328,964) (44,719,840) (16,301,468) (20,777,288)
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 152,092,841 224,471,584 (2,262,300) 48,153,538
Total Increase (Decrease) in Net Assets 89,457,516 298,441,178 (15,526,878) 73,445,821
Net Assets ($):
Beginning of Period 391,486,239 93,045,061 112,841,390 39,395,569
End of Period 480,943,755 391,486,239 97,314,512 112,841,390
Changes in Shares Outstanding:
Shares sold 2,400,000 3,600,000 150,000 850,000
Shares redeemed (610,000) (602,000) (180,000) (250,020)
Net Increase (Decrease) in Shares Outstanding 1,790,000 2,998,000 (30,000) 599,980

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF BNY Mellon International Equity ETF
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
Operations ($):
Net investment income 774,241 1,476,391 1,611,980 1,291,244
Net realized gain (loss) on investments 11,458,863 13,994,312 (794,033) 59,614
Net change in unrealized appreciation (depreciation) on investments (29,569,425) 8,917,583 (13,201,212) 10,860,188
Net Increase (Decrease) in Net Assets Resulting from
Operations (17,336,321) 24,388,286 (12,383,265) 12,211,046
Distributions ($):
Distributions to shareholders (775,313) (1,262,690) (1,471,576) (1,387,854)
Beneficial Interest Transactions ($):
Proceeds from shares sold 18,973,122 168,747,266 24,947,204 62,105,390
Cost of shares redeemed (126,401,108) (51,365,306) — (3,353,413)
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions (107,427,986) 117,381,960 24,947,204 58,751,977
Total Increase (Decrease) in Net Assets (125,539,620) 140,507,556 11,092,363 69,575,169
Net Assets ($):
Beginning of Period 180,809,749 40,302,193 100,409,131 30,833,962
End of Period 55,270,129 180,809,749 111,501,494 100,409,131
Changes in Shares Outstanding:
Shares sold 200,000 1,800,000 350,000 850,000
Shares redeemed (1,380,000) (550,020) — (50,020)
Net Increase (Decrease) in Shares Outstanding (1,180,000) 1,249,980 350,000 799,980

See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF BNY Mellon Core Bond ETF
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
Operations ($):
Net investment income 387,763 809,553 1,859,842 1,086,481
Net realized gain (loss) on investments (409,525) 1,998,795 (1,845,793) (274,783)
Net change in unrealized appreciation (depreciation) on investments (4,922,737) 2,169,413 (26,365,877) (1,354,620)
Net Increase (Decrease) in Net Assets Resulting from
Operations (4,944,499) 4,977,761 (26,351,828) (542,922)
Distributions ($):
Distributions to shareholders (325,914) (972,152) (1,916,870) (1,359,087)
Capital Contributions ($):
Capital contributions from BNY Mellon ETF Investment Adviser,
LLC—Note 3(a) — — 5,047 3,938
Beneficial Interest Transactions ($):
Proceeds from shares sold — 11,443,423 129,837,542 166,102,974
Cost of shares redeemed — (11,388,636) — (14,703,568)
Transaction fees—Note 5 — — 50,830 —
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions — 54,787 129,888,372 151,399,406
Total Increase (Decrease) in Net Assets (5,270,413) 4,060,396 101,624,721 149,501,335
Net Assets ($):
Beginning of Period 38,411,139 34,350,743 194,749,111 45,247,776
End of Period 33,140,726 38,411,139 296,373,832 194,749,111
Changes in Shares Outstanding:
Shares sold — 150,000 2,750,000 3,350,000
Shares redeemed — (150,020) — (300,020)
Net Increase (Decrease) in Shares Outstanding — (20) 2,750,000 3,049,980

STATEMENTS OF CHANGES IN NET ASSETS
(continued)
See Notes to Financial Statements
BNY Mellon Short Duration Corporate
Bond ETF BNY Mellon High Yield Beta ETF
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
Operations ($):
Net investment income 353,708 468,298 1,212,7 19 2,287,367
Net realized gain (loss) on investments (103,612) 198,278 (201,16 3 ) 3,087,600
Net change in unrealized appreciation (depreciation) on investments (3,270,732) (581,431) (4,817,299) (429,070)
Net Increase (Decrease) in Net Assets Resulting from
Operations (3,020,636) 85,145 (3,805,743) 4,945,897
Distributions ($):
Distributions to shareholders (525,723) (575,018) (2,116,900) (2,670,999)
Beneficial Interest Transactions ($):
Proceeds from shares sold 15,142,922 15,408,150 13,546,110 25,188,091
Cost of shares redeemed — (1,024) (13,043,443) (33,731,514)
Increase (Decrease) in Net Assets from Beneficial Interest
Transactions 15,142,922 15,407,126 502,667 (8,543,423)
Total Increase (Decrease) in Net Assets 11,596,563 14,917,253 (5,419,976) (6,268,525)
Net Assets ($):
Beginning of Period 43,296,880 28,379,627 47,793,409 54,061,934
End of Period 54,893,443 43,296,880 42,373,433 47,793,409
Changes in Shares Outstanding:
Shares sold 300,000 300,000 250,000 450,000
Shares redeemed — (20) (250,000) (600,020)
Net Increase (Decrease) in Shares Outstanding 300,000 299,980 — (150,020)

FINANCIAL HIGHLIGHTS
The following tables describe the performance for the fiscal periods indicated and these figures have been derived from the funds’ financial statements.
See Notes to Financial Statements
BNY Mellon US Large Cap Core Equity ETF
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
For the Period
April 9, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 87.00 61.95 50.00
Investment Operations:
Net investment income
(b)
0.56 1.06 0.56
Net realized and unrealized gain (loss) on investments (10.59) 24.90 11.81
Total from Investment Operations (10.03) 25.96 12.37
Distributions:
Dividends from net investment income (0.51) (0.91) (0.42)
Net asset value, end of period 76.46 87.00 61.95
Market price, end of period
(c)
76.37 87.03 61.82
Net Asset Value Total Return (%)
(d)
(11.59) 42.08 24.76
Market Price Total Return (%)
(d)
(11.73) 42.42 24.50
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
(e),(f)
–
(f)
–
(e)
Ratio of net investment income to average net assets 1.34
(e),(f)
1.35
(f)
1.63
(e)
Portfolio Turnover Rate
(g)
2.5 1 10.53 10.62
Net Assets, end of period ($ x 1,000) 480,944 391,486 93,045
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon US Mid Cap Core Equity ETF
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
For the Period
April 9, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 94.03 65.66 50.00
Investment Operations:
Net investment income
(b)
0.70 1.07 0.50
Net realized and unrealized gain (loss) on investments (10.92) 28.28 15.63
Total from Investment Operations (10.22) 29.35 16.13
Distributions:
Dividends from net investment income (0.64) (0.98) (0.47)
Net asset value, end of period 83.17 94.03 65.66
Market price, end of period
(c)
83.13 94.11 65.55
Net Asset Value Total Return (%)
(d)
(10.94) 44.87 32.27
Market Price Total Return (%)
(d)
(11.05) 45.23 32.06
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(e),(f)
0.04
(f)
0.04
(e)
Ratio of net investment income to average net assets 1.56
(e),(f)
1.24
(f)
1.43
(e)
Portfolio Turnover Rate
(g)
11.32 32.65 21.26
Net Assets, end of period ($ x 1,000) 97,315 112,841 39,396
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon US Small Cap Core Equity ETF
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
For the Period
April 9, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 97.73 67.17 50.00
Investment Operations:
Net investment income
(b)
0.65 1.25 0.49
Net realized and unrealized gain (loss) on investments (15.26) 30.31 17.14
Total from Investment Operations (14.61) 31.56 17.63
Distributions:
Dividends from net investment income (0.63) (1.00) (0.46)
Net asset value, end of period 82.49 97.73 67.17
Market price, end of period
(c)
82.41 97.86 67.03
Net Asset Value Total Return (%)
(d)
(15.03) 47.08 35.30
Market Price Total Return (%)
(d)
(15.22) 47.59 35.03
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(e),(f)
0.04
(f)
0.04
(e)
Ratio of net investment income to average net assets 1.40
(e),(f)
1.34
(f)
1.37
(e)
Portfolio Turnover Rate
(g)
18.24 50.09 32.54
Net Assets, end of period ($ x 1,000) 55,270 180,810 40,302
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon International Equity ETF
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
For the Period
April 24, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 74.38 56.06 50.00
Investment Operations:
Net investment income
(b)
1.05 1.82 0.76
Net realized and unrealized gain (loss) on investments (8.93) 18.31 6.00
Total from Investment Operations (7.88) 20.13 6.76
Distributions:
Dividends from net investment income (0.91) (1.81) (0.70)
Net asset value, end of period 65.59 74.38 56.06
Market price, end of period
(c)
65.03 74.86 56.66
Net Asset Value Total Return (%)
(d)
(10.69) 36.10 13.49
Market Price Total Return (%)
(d)
(12.03) 35.52 14.69
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.04
(e),(f)
0.04
(f)
0.04
(e)
Ratio of net investment income to average net assets 2.98
(e),(f)
2.57
(f)
2.55
(e)
Portfolio Turnover Rate
(g)
8.27 13.49 12.82
Net Assets, end of period ($ x 1,000) 111,501 100,409 30,834
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon Emerging Markets Equity ETF
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
For the Period
April 24, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 69.84 62.45 50.00
Investment Operations:
Net investment income
(b)
0.71 1.47 0.81
Net realized and unrealized gain (loss) on investments (9.70) 7.69 12.40
Total from Investment Operations (8.99) 9.16 13.21
Distributions:
Dividends from net investment income (0.59) (1.77) (0.76)
Net asset value, end of period 60.26 69.84 62.45
Market price, end of period
(c)
59.52 69.90 62.92
Net Asset Value Total Return (%)
(d)
(12.9 3 ) 14.61 26.52
Market Price Total Return (%)
(d)
(14.08) 13.83 27.44
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.11
(e),(f)
0.11
(f)
0.11
(e)
Ratio of net expenses to average net assets 0.11
(e),(f)
0.11
(f)
0.11
(e)
Ratio of net investment income to average net assets 2.15
(e),(f)
2.00
(f)
2.63
(e)
Portfolio Turnover Rate
(g)
7.10 17.42 12.84
Net Assets, end of period ($ x 1,000) 33,141 38,411 34,351
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon Core Bond ETF
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
For the Period
April 24, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 49.30 50.27 50.00
Investment Operations:
Net investment income
(b)
0.37 0.55 0.32
Net realized and unrealized gain (loss) on investments (5.05) (0.75) 0.33
Total from Investment Operations (4.68) (0.20) 0.65
Distributions:
Dividends from net investment income (0.40) (0.77) (0.38)
Transaction fees
(b)
0.01 — —
Net asset value, end of period 44.23 49.30 50.27
Market price, end of period
(c)
44.26 49.33 50.29
Net Asset Value Total Return (%)
(d)
(9.54) (0.41) 1.30
Market Price Total Return (%)
(d)
(9.53) (0.38) 1.33
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets –
(e),(f)
–
(f)
–
(e)
Ratio of net investment income to average net assets 1.58
(e),(f)
1.12
(f)
1.20
(e)
Portfolio Turnover Rate
(g)
52.16 105.97 27.32
Net Assets, end of period ($ x 1,000) 296,374 194,745 45,248
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

FINANCIAL HIGHLIGHTS (continued)
See Notes to Financial Statements
BNY Mellon Short Duration Corporate Bond ETF
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
For the Period
April 24, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 50.94 51.60 50.00
Investment Operations:
Net investment income
(b)
0.33 0.70 0.44
Net realized and unrealized gain (loss) on investments (3.01) (0.44) 1.53
Total from Investment Operations (2.68) 0.26 1.97
Distributions:
Dividends from net investment income (0.32) (0.72) (0.37)
Dividends from net realized gain on investments (0.21) (0.20) —
Total Distributions (0.53) (0.92) (0.37)
Net asset value, end of period 47.73 50.94 51.60
Market price, end of period
(c)
47.74 50.96 51.65
Net Asset Value Total Return (%)
(d)
(5.31) 0.49 3.94
Market Price Total Return (%)
(d)
(5.34) 0.44 4.05
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.06
(e),(f)
0.06
(f)
0.06
(e)
Ratio of net investment income to average net assets 1.36
(e),(f)
1.37
(f)
1.65
(e)
Portfolio Turnover Rate
(g)
20.99 41.25 24.94
Net Assets, end of period ($ x 1,000) 54,893 43,297 28,380
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

See Notes to Financial Statements
BNY Mellon High Yield Beta ETF
Six Months Ended
April 30, 2022
(Unaudited)
Year Ended
October 31, 2021
For the Period
April 24, 2020
(a)
to
October 31, 2020
Per Share Data ($):
Net asset value, beginning of period 56.23 54.06 50.00
Investment Operations:
Net investment income
(b)
1.32 2.80 1.70
Net realized and unrealized gain (loss) on investments (5.31) 2.66 3.74
Total from Investment Operations (3.99) 5.46 5.44
Distributions:
Dividends from net investment income (1.41) (2.87) (1.38)
Dividends from net realized gain on investments (0.98) (0.42) —
Total Distributions (2.39) (3.29) (1.38)
Net asset value, end of period 49.85 56.23 54.06
Market price, end of period
(c)
49.65 56.24 54.08
Net Asset Value Total Return (%)
(d)
(7.39) 10.27 10.94
Market Price Total Return (%)
(d)
(7.79) 10.25 10.98
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.22
(e),(f)
0.22
(f)
0.22
(e)
Ratio of net investment income to average net assets 4.97
(e),(f)
4.98
(f)
6.06
(e)
Portfolio Turnover Rate
(g)
13.23 61.03 39.43
Net Assets, end of period ($ x 1,000) 42,373 47,793 54,062
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
Annualized.
(f)
Amounts do not include the expenses of the underlying fund.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon ETF Trust (the “Trust”) is registered as a
Massachusetts business trust under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management
investment company. The Trust operates as a series company
currently consisting of fourteen series, including the following diversified funds: BNY Mellon US Large Cap Core Equity ETF,
BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon
Core Bond ETF, BNY Mellon Short Duration Corporate Bond
ETF and BNY Mellon High Yield Beta ETF (each, a “fund”
and collectively, the “funds”). The investment objective of each fund is to seek to track the performance of an underlying index, as reflected in the table below. BNY Mellon ETF Investment
Adviser, LLC (the “Adviser”), a wholly-owned subsidiary of
The Bank of New York Mellon Corporation (“BNY Mellon”),
serves as each fund’s investment adviser. The Bank of New
York Mellon, a subsidiary of BNY Mellon and an affiliate of
the Adviser, serves as administrator, custodian and transfer agent with the Trust. Mellon Investments Corporation (“Mellon”),
a wholly-owned subsidiary of BNY Mellon and an affiliate of
the Adviser, serves as each fund’s sub-adviser, except for BNY
Mellon High Yield Beta ETF. Insight North America LLC
(“INA”), a wholly-owned subsidiary of BNY Mellon and an
affiliate of the Adviser, serves as BNY Mellon High Yield Beta
ETF’s sub-adviser. BNY Mellon Securities Corporation (the
“Distributor”), a wholly-owned subsidiary of the Adviser, is the distributor of each fund’s shares.
†
Morningstar
®
is a service mark of Morningstar, Inc. and has been licensed for use for certain purposes by the Adviser. The fund is not sponsored, endorsed, sold or promoted by Morningstar, and
Morningstar makes no representation regarding the advisability of investing in the fund.
††
Bloomberg
®
is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively, “Bloomberg”). Bloomberg or Bloomberg’s licensors own all proprietary rights in the Bloomberg
Indices. Bloomberg is not affiliated with the Trust, and neither approves, endorses, reviews or recommends the fund. Bloomberg does not guarantee the timeliness, accurateness or completeness of any data or information relating to the index, and neither shall be liable in any way to the Adviser, investors in the fund or other third parties in respect of the use or accuracy of the index or any data included therein.
The shares of the funds are referred to herein as “Shares” or
“fund’s Shares.” Each fund’s Shares are listed and traded on
NYSE Arca, Inc. The market price of each Share may differ
to some degree from a fund’s net asset value (“NAV”). Unlike conventional mutual funds, each fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of
Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation
Units by Authorized Participants, the Shares are not individually redeemable securities of the funds. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other
national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV
(premium) or less than NAV (discount). When buying or selling
Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources
of authoritative GAAP for SEC registrants. Each fund is an
investment company and applies the accounting and reporting
guidance of the FASB ASC Topic 946 Financial Services-
Investment Companies. Each fund’s financial statements are
prepared in accordance with GAAP, which may require the use
of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each fund. Expenses directly attributable to each fund are charged to that fund’s operations; expenses which are applicable to all funds are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of
indemnifications. The funds’ maximum exposure under
these arrangements is unknown. The funds do not anticipate
recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active
 Fund Name Underlying Index
BNY Mellon US Large Cap Core Equity ETF Morningstar® US Large Cap Index
SM †
BNY Mellon US Mid Cap Core Equity ETF Morningstar® US Mid Cap Index
SM †
BNY Mellon US Small Cap Core Equity ETF Morningstar® US Small Cap Index
SM †
BNY Mellon International Equity ETF Morningstar® Developed Markets ex-US Large Cap Index
SM †
BNY Mellon Emerging Markets Equity ETF Morningstar® Emerging Markets Large Cap Index
SM †
BNY Mellon Core Bond ETF Bloomberg US Aggregate Total Return Index
††
BNY Mellon Short Duration Corporate Bond ETF Bloomberg US Corporate 1-5 Years Total Return Index
††
BNY Mellon High Yield Beta ETF Bloomberg US Corporate High Yield Total Return Index
††

NOTES TO FINANCIAL STATEMENTS
(continued)
markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of each fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
funds’ own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value each fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Association of Securities Dealers Automated Quotation System for which
market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. For open short positions, asked prices are used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All of the preceding securities are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities excluding short-term investments
(other than U.S. Treasury Bills), are valued each business day by one or more independent pricing services (each, a “Service”)
approved by the Trust’s Board of Trustees (the “Board”).
Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the quoted bid prices (as obtained by the Service from dealers in such securities). Securities are valued as determined by a Service, based on methods which include
consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.
Each Service and independent valuation firm is engaged under the general oversight of the Board.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly
affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the funds calculate their net asset value, the funds may value these investments at fair value as determined in accordance with the procedures approved by
the Board. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within
Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
Futures, which are traded on an exchange, are valued at the last sales price on securities exchange on which such contracts are primarily traded or at the last sales price on the exchange on each business day and are generally categorized within Level 1 of the fair value hierarchy. Swap agreements are valued by the Service by using a swap pricing model which incorporates among other factors, default probabilities, recovery rates, credit curves of the underlying issuer and swap spreads on interest rates and are generally categorized within Level 2 of the fair value hierarchy.
The table below summarizes the inputs used as of April 30, 2022 in valuing each fund’s investments:

Fair Value Measurements
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon US Large Cap Core Equity
ETF
Common Stocks 479,696,140 — — — — — 479,696,140
Investment Companies 1,027,130 — — — — — 1,027,130
Investment of Cash Collateral for
Securities Loaned 190,102 — — — — — 190,102
Other Financial Instruments:
Futures
††
— (101,035) — — — — (101,035)
BNY Mellon US Mid Cap Core Equity
ETF
Common Stocks 97,056,565 — — — — — 97,056,565
Investment Companies 215,056 — — — — — 215,056
Investment of Cash Collateral for
Securities Loaned 787,140 — — — — — 787,140
Other Financial Instruments:
Futures
††
— (20,335) — — — — (20,335)
BNY Mellon US Small Cap Core Equity
ETF
Common Stocks 55,158,684 — — — — — 55,158,684
Investment Companies 72,876 — — — — — 72,876
Investment of Cash Collateral for
Securities Loaned 1,131,310 — — — — — 1,131,310
Other Financial Instruments:
Futures
††
— (5,642) — — — — (5,642)
BNY Mellon International Equity ETF
Common Stocks 110,369,303 — — — 0 — 110,369,303
Preferred Stocks 421,163 — — — — — 421,163
Investment Companies 41,756 — — — — — 41,756
Investment of Cash Collateral for
Securities Loaned 132,186 — — — — — 132,186
Other Financial Instruments:
Futures
††
— (42,780) — — — — (42,780)
BNY Mellon Emerging Markets Equity
ETF
Common Stocks 32,211,829 — 7,588 — 0 — 32,219,417
Corporate Bonds — — 255 — — — 255
Preferred Stocks 825,125 — — — 0 — 825,125
Rights — — 0 — — — 0
Investment Companies 26,961 — — — — — 26,961
Investment of Cash Collateral for
Securities Loaned 46,536 — — — — — 46,536
Other Financial Instruments:
Futures
††
— (2,019) — — — — (2,019)
BNY Mellon Core Bond ETF
Asset-Backed Securities — — 727,012 — — — 727,012
Commercial Mortgage-Backed
Securities — — 3,117,439 — — — 3,117,439
Corporate Bonds — — 72,288,319 — — — 72,288,319
Foreign Governmental — — 5,354,616 — — — 5,354,616
Municipal Securities — — 957,693 — — — 957,693
Supranational Bank — — 4,748,550 — — — 4,748,550
U.S. Government Agencies — — 88,216,889 — — — 88,216,889
U.S. Treasury Government
Securities — — 118,791,603 — — — 118,791,603
Investment Companies 13,928,374 — — — — — 13,928,374
Investment of Cash Collateral for
Securities Loaned 6,300,306 — — — — — 6,300,306

NOTES TO FINANCIAL STATEMENTS
(continued)
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
(b) Foreign currency transactions: Each relevant fund does
not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from
the fluctuations arising from changes in the market prices
of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on
securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the funds’ books and
the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than
Investments in Securities
†
Level 1 — Unadjusted
Quoted Prices
Level 2 — Other
Significant
Observable Inputs
Level 3 — Significant
Unobservable Inputs
Assets ($) Liabilities ($) Assets ($) Liabilities ($) Assets ($) Liabilities ($) Total
BNY Mellon Short Duration Corporate
Bond ETF
Corporate Bonds — — 54,386,393 — — — 54,386,393
Investment Companies 1,335,367 — — — — — 1,335,367
Investment of Cash Collateral for
Securities Loaned 207,350 — — — — — 207,350
BNY Mellon High Yield Beta ETF
Corporate Bonds — — 41,203,246 — — — 41,203,246
Investment Companies 217,650 — — — — — 217,650
Investment of Cash Collateral for
Securities Loaned 1,387,587 — — — — — 1,387,587
Other Financial Instruments:
Centrally Cleared Credit Default
Swaps
††
— — — (55,145) — — (55,145)
†
See Statement of Investments for additional detailed categorizations, if any.
††
Amount shown represents unrealized appreciation (depreciation) at period end, but only variation margin on exchange-traded and centrally cleared derivatives, if any, are reported in the Statement of Assets and liabilities.
Equity Securities –
Common Stocks ($)
BNY Mellon International Equity ETF
Balance as of 10/31/2021 —
Net realized gain (loss) —
Change in unrealized appreciation (depreciation) (5,525)
Purchases/Issuances —
Sales/Dispositions —
Transfers into Level 3
†
5,525
Transfers out of Level 3 —
Balance as of 4/30/2022
††
0
The amount of total net gain (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 4/30/2022 (5,525)
BNY Mellon Emerging Markets Equity ETF
Balance as of 10/31/2021 —
Net realized gain (loss) —
Change in unrealized appreciation (depreciation) (566,296)
Purchases/Issuances —
Sales/Dispositions —
Transfers into Level 3
†
566,296
Transfers out of Level 3 —
Balance as of 4/30/2022
††
0
The amount of total net gain (loss) for the period included in earnings attributable to the change in unrealized appreciation (depreciation) relating to investments still held at 4/30/2022 (566,296)
†
Transfers into Level 3 represent the value at the date of transfer. The transfers into Level 3 for the current period were due to the lack of observable inputs.
††
Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: Each relevant fund may be subject to foreign
taxes (a portion of which may be reclaimable) on income, stock dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the funds invest. These foreign taxes, if any, are paid by the funds and are reflected in the Statements of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of
April
30, 2022
, if any, are disclosed in the funds’ Statements of Assets
and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is
recognized on the accrual basis.
Pursuant to a securities lending agreement with BNY Mellon, the funds may lend securities to qualified institutions. It is the funds’
policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least
100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the
Adviser, or U.S. Government and Agency securities. The funds are entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, The Bank of New York Mellon is required
to replace the securities for the benefit of the funds or credit the funds with the market value of the unreturned securities and is subrogated to the funds’ rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
The table below summarizes the amount BNY Mellon earned
from each relevant fund from lending portfolio securities,
pursuant to the securities lending agreement during the period ended April 30, 2022.
Securities Lending Agreement
(d) Affiliated issuers: Investments in other investment
companies advised by the Adviser are defined as “affiliated”
under the Act.
(e) Risk: Certain events particular to the industries in which
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon
US Mid Cap Core Equity ETF, BNY Mellon US Small Cap
Core Equity ETF, BNY Mellon Core Bond ETF, BNY Mellon
Short Duration Corporate Bond ETF and BNY Mellon High
Yield Beta ETF investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. BNY Mellon International Equity ETF and
BNY Mellon Emerging Markets Equity ETF invest in foreign
markets which may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political, economic developments and public health conditions. Moreover, securities issued in these markets may be less liquid, subject to government ownership controls and delayed settlements, and their prices may be more volatile than those of comparable securities in the U.S.
The BNY Mellon Emerging Markets Equity ETF follows an
investment policy of investing primarily in emerging market
countries. Because the fund’s investments are concentrated in emerging market countries, the fund’s performance is expected to be closely tied to social, political and economic conditions within such countries and to be more volatile than the performance of more geographically diversified funds.
In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect each fund. Global economies and financial markets are becoming increasingly
interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide. Recent examples include pandemic risks related to COVID-19 and aggressive measures taken world-
wide in response by governments, including closing borders,
restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The
COVID-19 pandemic has had, and any other outbreak of an
infectious disease or other serious public health concern could have, a significant negative impact on economic and market
conditions and could trigger a prolonged period of global
economic slowdown. To the extent the funds may overweight its investments in certain countries, companies, industries or market
BNY Mellon US Large Cap Core Equity ETF $ 1,350
BNY Mellon US Mid Cap Core Equity ETF 536
BNY Mellon US Small Cap Core Equity ETF 4,172
BNY Mellon International Equity ETF 2
BNY Mellon Emerging Markets Equity ETF 8
BNY Mellon Core Bond ETF 881
BNY Mellon Short Duration Corporate Bond ETF 49
BNY Mellon High Yield Beta ETF 1,156

NOTES TO FINANCIAL STATEMENTS
(continued)
sectors, such positions will increase each fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
BNY Mellon Core Bond ETF, BNY Mellon Short Duration
Corporate Bond ETF and BNY Mellon High Yield Beta ETF
invests in debt securities. Failure of an issuer of the debt securities to make timely interest or principal payments, or a decline or the perception of a decline in the credit quality of a debt security, can cause the debt security’s price to fall, potentially lowering the fund’s share price. High Yield (“junk”) bonds involve greater credit risk, including the risk of default, than investment grade bonds, and are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. In addition, the value of debt securities may decline due to general market conditions that are not specifically related to a particular issuer, such as real or perceived adverse economic conditions, changes in outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment. They may also decline because of factors that affect a particular industry.
(f) Dividends and distributions to shareholders:
Dividends
and distributions payable to shareholders are recorded by
each fund on the ex-dividend date. BNY Mellon US Large
Cap Core Equity ETF, BNY Mellon US Mid Cap Core Equity
ETF, BNY Mellon US Small Cap Core Equity ETF, BNY
Mellon International Equity ETF and BNY Mellon Emerging
Markets Equity ETF normally declare and pay dividends from
net investment income quarterly. BNY Mellon Core Bond
ETF, BNY Mellon Short Duration Corporate Bond ETF
and BNY Mellon High Yield Beta ETF normally declare and
pays dividends from net investment income monthly. Income
dividends for each fund may vary significantly from period
to period. Dividends from net realized capital gains, if any, are normally declared and paid annually, but each fund may
make distributions on a more frequent basis to comply with
the distribution requirements of the Internal Revenue Code
of 1986, as amended (the “Code”). To the extent that net
realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of each fund not to distribute such gains. Income and capital gain distributions are determined
in accordance with income tax regulations, which may differ
from GAAP.
(g) Federal income taxes: It is the policy of each fund to
continue to qualify as a regulated investment company, if
such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income sufficient to relieve it from substantially all federal income and excise taxes. For federal income tax purposes, each fund is treated as a separate entity for the purpose of determining such qualification.
As of and during the period ended April 30, 2022, the funds did not have any liabilities for any uncertain tax positions. Each fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statements of Operations.
During the period ended April 30, 2022, the funds did not incur any interest or penalties.
Each tax year in the two-year period ended October 31,
2021 remains subject to examination by the Internal Revenue
Service and state taxing authorities.
The table below summarizes each relevant fund’s accumulated
capital loss carryover available for federal income tax purposes to be applied against future net realized capital gains, if any, realized subsequent to October 31, 2021.
Capital Loss Carryover
The table below summarizes each fund’s tax character of distributions paid to shareholders during the fiscal year ended October 31, 2021.
The tax character of current year distributions will be determined at the end of the current fiscal year.
Tax Character of Distributions Paid
Short-Term
Losses
Long-Term
Losses Total
BNY Mellon US Large Cap Core Equity ETF $1,167,135 $ - $1,167,135
BNY Mellon US Mid Cap Core Equity ETF 22,772 - 22,772
BNY Mellon International Equity ETF 465,786 24,892 490,678
BNY Mellon Emerging Markets Equity ETF 311,539 120,209 431,748
BNY Mellon Core Bond ETF 552,586 111,572 664,158
Ordinary
Income
†
2021
BNY Mellon US Large Cap Core Equity ETF $3,307,327
BNY Mellon US Mid Cap Core Equity ETF 1,097,103
BNY Mellon US Small Cap Core Equity ETF 1,262,690
BNY Mellon International Equity ETF 1,387,854
BNY Mellon Emerging Markets Equity ETF 972,152
BNY Mellon Core Bond ETF 1,359,087
BNY Mellon Short Duration Corporate Bond ETF 575,018
BNY Mellon High Yield Beta ETF 2,670,999
†
Includes short-term capital gain distributions, if any.

(h) New Accounting Pronouncement: In March 2020, the
FASB issued Accounting Standards Update 2020-04, Reference
Rate Reform (Topic 848): Facilitation of the Effects of Reference
Rate Reform on Financial Reporting (“ASU 2020-04”), and in
January 2021, the FASB issued Accounting Standards Update
2021-01, Reference Rate Reform (Topic 848): Scope (“ASU 2021-
01”), which provides optional, temporary relief with respect to the financial reporting of contracts subject to certain types of modifications due to the planned discontinuation of the London
Interbank Offered Rate (“LIBOR”) and other Interbank Offered
Rate (“IBOR”)-based reference rates as of the end of 2021. The temporary relief provided by ASU 2020-04 and ASU 2021-01 is
effective for certain reference rate-related contract modifications that occur during the period from March 12, 2020 through
December 31, 2022. Management is evaluating the impact of
ASU 2020-04 and ASU 2021-01 on the fund’s investments,
derivatives, debt and other contracts that will undergo reference rate-related modifications as a result of the reference rate reform.
NOTE 3—Management Fee, Sub-Investment
Advisory Fee and Other Transactions with Affiliates:
(a) Fees payable by the funds pursuant to the provisions of a management agreement with the Adviser are payable monthly,
computed at an annual rate on the average daily value of each fund’s net assets of which are summarized in the table below.
Management Agreement Fees
For BNY Mellon US Mid Cap Core Equity ETF, BNY Mellon US
Small Cap Core Equity ETF, BNY Mellon International Equity
ETF, BNY Mellon Emerging Markets Equity ETF, BNY Mellon
Short Duration Corporate Bond ETF and BNY Mellon High
Yield Beta ETF, each fund’s management agreement provides
that the Adviser pays substantially all expenses of such fund, except for the management fees, payments under the fund’s 12b-
1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser had contractually agreed, from March 1, 2021
through February 28, 2022, to waive receipt of its management fees and/or assume expenses of BNY Mellon Emerging Markets
Equity ETF (excluding payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business) did not exceed 0.11% of the value of the fund’s average daily net assets.
For the BNY Mellon US Large Cap Core Equity ETF and
the BNY Mellon Core Bond ETF, each fund’s management
agreement provides that the Adviser pays substantially all
expenses of such fund, except for the management fees, interest expenses, taxes, brokerage commissions, costs of holding
shareholder meetings, fees and expenses associated with the
fund’s securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund’s business. For the BNY Mellon US
Large Cap Core Equity ETF and the BNY Mellon Core Bond
ETF, each fund’s management agreement provides that the
Adviser pays all acquired fund fees and expenses.
The Adviser may from time to time voluntarily waive and/or
reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. For financial
reporting purposes such payments pursuant to undertakings
above will be considered a reduction in expenses presented in the Statement of Operations. If such payments made to certain funds would be excess over expenses borne directly by each
fund, such payments will be considered Capital Contributions from Adviser presented in the Statement of Changes. During
the period ended April 30, 2022, there was no impact on the
Total Return of each relevant fund as a result of the Capital
Contributions from Adviser.
The table below summarizes the amounts pursuant to
undertakings during the period ended April 30, 2022.
Reduction in expenses/Capital Contributions from Adviser
Pursuant to undertakings
Pursuant to a sub-investment advisory agreement between
Mellon and the Adviser, the Adviser pays Mellon a monthly fee at an annual percentage of the value of each fund’s average daily net assets, except for BNY Mellon High Yield Beta ETF which
pays INA a monthly fee at an annual percentage of the value
of the fund's average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”), upon which
each fund may rely, to use a manager of managers approach
that permits the Adviser, subject to certain conditions and
approval by the Board, to enter into and materially amend sub-
investment advisory agreements with one or more sub-advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The Order also relieves each fund from disclosing the sub-investment advisory fee paid by the Adviser to a sub-adviser in documents filed with the SEC
BNY Mellon US Large Cap Core Equity ETF 0.00%
BNY Mellon US Mid Cap Core Equity ETF 0.04%
BNY Mellon US Small Cap Core Equity ETF 0.04%
BNY Mellon International Equity ETF 0.04%
BNY Mellon Emerging Markets Equity ETF 0.11%
BNY Mellon Core Bond ETF 0.00%
BNY Mellon Short Duration Corporate Bond ETF 0.06%
BNY Mellon High Yield Beta ETF 0.22%
BNY Mellon US Large Cap Core Equity ETF $ 239
BNY Mellon US Mid Cap Core Equity ETF -
BNY Mellon US Small Cap Core Equity ETF -
BNY Mellon International Equity ETF -
BNY Mellon Emerging Markets Equity ETF 10
BNY Mellon Core Bond ETF 5,047
BNY Mellon Short Duration Corporate Bond ETF -
BNY Mellon High Yield Beta ETF -

NOTES TO FINANCIAL STATEMENTS
(continued)
and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-investment advisory fee payable by the Adviser separately to a sub-adviser that is a wholly-
owned subsidiary (as defined in the 1940 Act) of BNY Mellon
in documents filed with the SEC and provided to shareholders;
such fees are to be aggregated with fees payable to the Adviser.
The Adviser has ultimate responsibility (subject to oversight by the Board) to supervise any sub-adviser and recommend the
hiring, termination, and replacement of any sub-adviser to the
Board.
For each fund, the Adviser pays a contractual fee rate to Mellon and INA applicable to each fund’s sub-investment advisory
agreement, at the annual rate set forth in the table below (stated
as a percentage of each fund’s average daily net assets). The
Adviser, and not the funds, pays the Mellon and INA fee rate applicable to each fund’s sub-investment advisory agreement.
Sub-Investment Advisory Agreement Fees
(b) Each fund has an arrangement with The Bank of New York
Mellon (the “Custodian”), a subsidiary of BNY Mellon and an
affiliate of the Adviser, whereby the funds will receive interest income or be charged overdraft fees when cash balances are
maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The table below summarized the components of “Due to BNY
Mellon ETF Investment Adviser, LLC” in the Statements of
Assets and Liabilities for each fund.
Due to BNY Mellon ETF Investment Adviser, LLC
(c) Each Board member serves as a Board member of each
fund within the Trust. The Board members are not compensated directly by the funds. The Board members are paid by the
Adviser from the unitary management fee paid to the Adviser by the funds. The quarterly fees are paid by the Trust from unitary management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The table below summarizes each fund’s aggregate amount of
purchases and sales (including paydowns, if any) of investment securities, excluding short-term securities, futures and swap agreements and in-kind transactions, during the period ended
April 30, 2022.
Purchases and Sales
Derivatives: A derivative is a financial instrument whose
performance is derived from the performance of another asset.
Each type of derivative instrument that was held by the fund during the
period ended April 30, 2022
is discussed below.
Futures: In the normal course of pursuing their investment
objective, exposed to market risk, including equity price risk, as a result of changes in value of underlying financial instruments.
BNY Mellon US Large Cap Core Equity ETF, BNY Mellon US
Mid Cap Core Equity ETF, BNY Mellon US Small Cap Core
Equity ETF, BNY Mellon International Equity ETF and BNY
Mellon Emerging Markets Equity ETF invest in futures in order to manage their exposure to or protect against changes in the market. A futures contract represents a commitment for the
future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is
traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains
BNY Mellon US Large Cap Core Equity ETF 0.02%
BNY Mellon US Mid Cap Core Equity ETF 0.02%
BNY Mellon US Small Cap Core Equity ETF 0.02%
BNY Mellon International Equity ETF 0.02%
BNY Mellon Emerging Markets Equity ETF 0.055%
BNY Mellon Core Bond ETF 0.03%
BNY Mellon Short Duration Corporate Bond ETF 0.03%
BNY Mellon High Yield Beta ETF 0.11%
Management
fees
Less/Excess
Reimbursement
BNY Mellon US Large Cap Core Equity ETF $ - $ 81
BNY Mellon US Mid Cap Core Equity ETF 3,540 -
BNY Mellon US Small Cap Core Equity ETF 2,281 -
BNY Mellon International Equity ETF 3,809 -
BNY Mellon Emerging Markets Equity ETF 3,066 -
BNY Mellon Core Bond ETF - 1,031
BNY Mellon Short Duration Corporate Bond ETF 2,725 -
BNY Mellon High Yield Beta ETF 7,816 -
Purchases Sales
BNY Mellon US Large Cap Core Equity ETF $ 11,564,303 $ 11,912,791
BNY Mellon US Mid Cap Core Equity ETF 12,503,659 13,508,325
BNY Mellon US Small Cap Core Equity ETF 20,606,456 20,239,995
BNY Mellon International Equity ETF 8,971,747 9,152,625
BNY Mellon Emerging Markets Equity ETF 2,576,116 2,667,292
BNY Mellon Core Bond ETF 168,916,562 125,410,614
BNY Mellon Short Duration Corporate Bond ETF 11,005,882 10,779,617
BNY Mellon High Yield Beta ETF 6,408,610 7,452,847

or losses
which are recorded in the Statements of Operations.
When the contracts are closed, the fund recognizes a realized gain or loss
which is reflected in the Statements of Operations.
There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at April 30, 2022, are set forth in the Statement of Investments for each fund.
Swap Agreements: BNY Mellon High Yield Beta ETF enters
into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity
(sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a
daily basis, with the net amount recorded within unrealized
appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations.
Upfront payments made and/or received by the fund, are
recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss)in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded
for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve
commitments to pay a fixed interest rate in exchange for
payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to
the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation.
For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are
limited to the notional amount of each swap. Credit default
swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.
The maximum potential amount of future payments
(undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement
which may exceed the amount of unrealized appreciation or
depreciation reflected in the Statement of Assets and Liabilities.
Notional amounts of all credit default swap agreements are
disclosed in the Statement of Investments of the fund, which summarizes open credit default swaps entered into by the
fund. These potential amounts would be partially offset by
any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net
amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at April
30, 2022 are set forth in the Statement of Investments for the fund.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted)
the seller could be required to make under the credit derivative,
(iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Statement of Investments and disclosures within this Note.
The following tables show the funds’ exposure to different
types of market risk as it relates to the Statement of Assets and
Liabilities and the Statements of Operations, respectively.
Fair value of derivative instruments as of April 30, 2022 is shown below:

NOTES TO FINANCIAL STATEMENTS
(continued)
Statement of Assets and Liabilities location:
(a)
Includes cumulative appreciation (depreciation) on futures as reported in the Statement of Investments, but only the unpaid variation margin is reported in the Statement of Assets and Liabilities.
(b)
Includes cumulative appreciation (depreciation) on swap agreements as reported in the Statement of Investments. Only unpaid variation margin on cleared swap agreements is reported in the Statements of Assets and Liabilities.
The effect of derivative instruments in the Statement of Operations during the period ended April 30, 2022 is shown below:
The following table summarizes the average market value of derivatives outstanding during the period ended April 30, 2022:
The following table summarizes the average notional value of derivatives outstanding during the period ended April 30, 2022:
Derivative
Assets ($)
Derivative
Liabilities ($)
BNY Mellon US Large Cap Core Equity ETF
Equity risk
(a)
- (101,035)
BNY Mellon US Mid Cap Core Equity ETF
Equity risk
(a)
- (20,335)
BNY Mellon US Small Cap Core Equity ETF
Equity risk
(a)
- (5,642)
BNY Mellon International Equity ETF
Equity risk
(a)
- (42,780)
BNY Mellon Emerging Markets Equity ETF
Equity risk
(a)
- (2,019)
BNY Mellon High Yield Beta ETF
Credit risk
(b)
- (55,145)
Amount of realized gain (loss) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk 76,229 - 76,229
BNY Mellon US Mid Cap Core Equity ETF
Equity risk 14,489 - 14,489
BNY Mellon US Small Cap Core Equity ETF
Equity risk (54,016) - (54,016)
BNY Mellon International Equity ETF
Equity risk (11,501) - (11,501)
BNY Mellon Emerging Markets Equity ETF
Equity risk (19,203) - (19,203)
BNY Mellon High Yield Beta ETF
Credit risk - 9,405 9,405
Net change in unrealized appreciation (depreciation) on derivatives ($)
Underlying risk Futures
Swap
Agreements Total
BNY Mellon US Large Cap Core Equity ETF
Equity risk (119,461) - (119,461)
BNY Mellon US Mid Cap Core Equity ETF
Equity risk (32,287) - (32,287)
BNY Mellon US Small Cap Core Equity ETF
Equity risk (7,157) - (7,157)
BNY Mellon International Equity ETF
Equity risk (49,716) - (49,716)
BNY Mellon Emerging Markets Equity ETF
Equity risk (2,812) - (2,812)
BNY Mellon High Yield Beta ETF
Credit risk - (58,223) (58,223)
Average Market
Value
BNY Mellon US Large Cap Core Equity ETF
Equity risk futures $ 789,832
BNY Mellon US Mid Cap Core Equity ETF
Equity risk futures 307,064
BNY Mellon US Small Cap Core Equity ETF
Equity risk futures 308,734
BNY Mellon International Equity ETF
Equity risk futures 510,391
BNY Mellon Emerging Markets Equity ETF
Equity risk futures 90,711

The table below summarizes the gross appreciation, gross
depreciation and accumulated net unrealized appreciation
(depreciation) on investments inclusive of derivative contracts for each fund at April 30, 2022.
At April 30, 2022, the cost of investments inclusive of derivative contracts for federal income tax purposes was substantially
the same as the cost for financial reporting purposes (see the
Statements of Investments).
Accumulated Net Unrealized Appreciation (Depreciation)
NOTE 5—Shareholder Transactions:
Each fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized
Participants” (typically market makers or other broker-dealers)
only in a large specified number of shares called a Creation
Unit. Except when aggregated in Creation Units, shares of each fund are not redeemable. The value of each fund is determined once each business day. The Creation Unit size for a fund
may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for
cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for each fund is in-
kind, although this may be revised at any time without notice.
The Trust issues and sells shares of each fund only: in Creation
Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in capital shares for each fund are disclosed in detail in the Statements of
Changes in Net Assets. The consideration for the purchase of
Creation Units of a fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may
pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of
Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such
variable charges, if any, are included in “Transaction fees” on the
Statements of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-
kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the funds. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset value per share.
The table below summarizes each fund’s in-kind transactions
associated with creations and redemptions, during the period ended April 30, 2022.
In-Kind Transactions
Average
Notional Value
BNY Mellon High Yield Beta ETF
Credit risk swap agreements $ 2,307,143
Gross
Appreciation
Gross
(Depreciation) Net
BNY Mellon US Large Cap Core Equity ETF $ 30,820,215 $(38,870,760) $(8,050,545)
BNY Mellon US Mid Cap Core Equity ETF 17,163,794 (7,620,956) 9,542,838
BNY Mellon US Small Cap Core Equity ETF 2,105,217 (14,167,841) (12,062,624)
BNY Mellon International Equity ETF 8,236,796 (7,299,246) 937,550
BNY Mellon Emerging Markets Equity ETF 7,957,942 (4,111,504) 3,846,438
BNY Mellon Core Bond ETF 13,384 (27,785,399) (27,772,015)
BNY Mellon Short Duration Corporate Bond ETF 10,615 (3,258,389) (3,247,774)
BNY Mellon High Yield Beta ETF 325,015 (3,691,363) (3,366,348)
Cost of
Securities
Received
Value of
Securities
Delivered
BNY Mellon US Large Cap Core Equity ETF $ 202,119,603 $ 50,178,975
BNY Mellon US Mid Cap Core Equity ETF 14,011,896 15,153,410
BNY Mellon US Small Cap Core Equity ETF 18,893,504 126,456,250
BNY Mellon International Equity ETF 24,934,166 -
BNY Mellon Emerging Markets Equity ETF - -
BNY Mellon Core Bond ETF 87,275,164 -
BNY Mellon Short Duration Corporate Bond ETF 15,014,721 -
BNY Mellon High Yield Beta ETF 13,306,390 12,701,424

INFORMATION ABOUT THE REVIEW AND RENEWAL OF EACH FUND’S MANAGEMENT AND
SUB-INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
At a meeting held February 23, 2022, the Board of Trustees
of the Trust (the “Board”), all the members of which are not
“interested persons” of the Trust as defined in the Investment
Company Act of 1940, as amended, evaluated (i) proposals
to continue the Management Agreement (the “Agreement”)
between the Trust and the BNY Mellon ETF Investment
Adviser, LLC (the “Adviser”) with respect to the BNY Mellon
US Large Cap Core Equity ETF, BNY Mellon US Mid Cap
Core Equity ETF, BNY Mellon US Small Cap Core Equity ETF,
BNY Mellon International Equity ETF, BNY Mellon Emerging
Markets Equity ETF, BNY Mellon Core Bond ETF, BNY Mellon
Short Duration Corporate Bond ETF and BNY Mellon High
Yield Beta ETF (each a “fund” and collectively, the “funds”);
(ii) proposals to continue the sub-investment advisory agreement between the Adviser and Mellon Investments Corporation
(“Mellon”), an affiliate of the Adviser, on behalf of BNY Mellon
US Large Cap Core Equity ETF, BNY Mellon US Mid Cap Core
Equity ETF, BNY Mellon US Small Cap Core Equity ETF,
BNY Mellon International Equity ETF, BNY Mellon Emerging
Markets Equity ETF, BNY Mellon Core Bond ETF, and BNY
Mellon Short Duration Corporate Bond ETF and; (iii) a proposal to continue the sub-investment advisory agreement between the
Adviser and Insight North America LLC (“INA”), an affiliate of the Adviser, on behalf of BNY Mellon High Yield Beta ETF
(each sub-investment advisory agreement collectively with the
Agreement, the “Agreements”; Mellon and INA collectively, the
“Sub-Advisers”). The Trustees also met separately to consider the Agreements. The Trustees were advised by legal counsel
throughout the process.
To evaluate the Agreements, the Board requested, and the Adviser and each Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary. In addition, the Board considered information it reviewed at other Board and
Board committee meetings. In deciding whether to approve the
Agreements, the Board considered various factors, including the
(i) nature, extent and quality of services provided by the Adviser and each Sub-Adviser under each respective Agreement, (ii)
investment performance of the funds, (iii) profits realized by the Adviser and its affiliates from its relationship with the funds,
(iv) fees charged to comparable funds, (v) other benefits to the
Adviser, each Sub-Adviser and/or their affiliates, and (vi) extent to which economies of scale would be shared as the funds grow.
The Board considered the Agreements for each fund and the
engagement of the Adviser and each Sub-Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services provided by the Adviser and each Sub-Adviser. In doing so,
the Trustees relied on their prior experience in overseeing the management of the funds and the materials provided prior
to and at the meeting. The Board reviewed the Agreements
and the Adviser’s and each Sub-Adviser’s responsibilities for managing investment operations of each of the applicable funds in accordance with each such fund’s investment objectives and policies, and applicable legal and regulatory requirements. The
Board appreciated the nature of the funds as exchange-traded funds and considered the background and experience of the
Adviser’s and each Sub-Adviser’s senior management, including those individuals responsible for portfolio management and
regulatory compliance of the funds. The Board also considered the portfolio management resources, structures and practices of the Adviser and each Sub-Adviser, including those associated with monitoring and ensuring each applicable fund’s compliance with its investment objectives and policies and with applicable laws and regulations. The Board further considered information about each Sub-Adviser’s best execution procedures as well as the
Adviser’s and each Sub-Adviser’s overall investment management business. The Board looked at the Adviser’s general knowledge of the investment management business and that of its affiliates, including each Sub-Adviser. With respect to the Sub-Advisers, the Board also considered the Adviser’s favorable assessment of the nature and quality of the services provided by each Sub-
Adviser
Investment Performance
The Board then reviewed the funds’ performance, noting that
the distinctive indexed investment objective of each of the
funds made analysis of investment performance, in absolute
terms, less of a priority than that which normally attaches to the performance of actively-managed funds. Instead, the Board focused on the extent to which each fund achieved its objective as a passively-managed index fund. The Board reviewed
information regarding the funds’ index tracking.
Profits Realized by the Adviser
The Board considered the profitability of the advisory
arrangement with the funds to the Adviser and its affiliates.
The Board had the opportunity to discuss with representatives of the Adviser the process and methodology used to calculate profitability.
Fees Charged to Comparable Funds
The Board evaluated each fund’s unitary fee through review of comparative information with respect to fees paid by similar funds - i.e., exchange-traded funds tracking similar indices. The
Board reviewed the universe of similar exchange-traded funds for each fund based upon data independently obtained from
Broadridge Financial Solutions, Inc. and related comparative information for similar exchange-traded funds. In doing so,
the Board used a fund-by-fund analysis of the data. In certain instances, as considered appropriate by the Board, the Board explored with management the differences between a fund’s fee and fees paid by similar funds.
The Board considered the fee paid to each Sub-Adviser in relation to the fee paid to the Adviser by each fund and the respective services provided by each Sub-Adviser and the Adviser. The
Board also took into consideration that each Sub-Adviser’s fee is paid by the Adviser and not the funds.

Other Benefits
The Board also considered whether the Adviser, each Sub-
Adviser or their affiliates benefited in other ways from their relationship with the funds, noting that neither the Adviser nor each Sub-Adviser maintains soft-dollar arrangements in
connection with the funds’ brokerage transactions.
Economies of Scale
The Board reviewed information regarding economies of scale
or other efficiencies that may result as each fund’s assets grow in size. The Board noted that the advisory fee rate for each fund did not provide for breakpoints as assets of the fund increases.
However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors) had been
taken into consideration for the funds by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the funds from inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that it intends to continue to monitor fees as the funds grow in size and assess whether fee breakpoints may be warranted.
Conclusion
After weighing the foregoing factors, none of which was
dispositive in itself and may have been weighed differently
by each Trustee, the Board approved the continuation of
the Agreements for each applicable fund. In approving the
continuance of the Agreements, the Board found that the
terms of the Agreements are fair and reasonable and that the continuance of the Agreements are in the best interests of the applicable fund and its shareholders. The Board’s conclusions with respect to the factors were as follows: (a) the nature, extent and quality of the services provided by the Adviser and each Sub-
Adviser with respect to the applicable fund were appropriate; (b)
the performance and, more importantly, the index tracking, of each fund had been satisfactory; (c) the Adviser’s unitary fee for each fund, considered in relation to the services provided and in relation to the fees charged to comparable funds, was reasonable;
(d) the profitability of the funds’ relationships with the Adviser and its affiliates was not excessive in view of the nature, extent and quality of the services provided; (e) any additional potential benefits to the Adviser, Sub-Adviser or their affiliates were not of a magnitude to materially affect the Board’s conclusions; and
(f) the fees paid to the Adviser adequately shared the economies of scale with respect to the funds by way of the relatively low fee structure of the funds.

For More Information
2022 BNY Mellon Securities Corporation
ETFSA0422
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by each fund daily.
Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and
third quarters of each fiscal year on Form N-PORT. Each fund
’
s Forms N-PORT are available on the SEC
’
s website at www.sec.gov .
Additionally, each fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://
im.bnymellon.com/etfliterature . Each fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how each fund voted these proxies for the most recent 12-month period ended June 30 is available at www.
im.bnymellon.com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser Transfer Agent & Dividend Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Mellon Investments Corporation
BNY Mellon Center
One Boston Place
Boston, MA 02108
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Insight North America LLC
200 Park Avenue, 7th Floor
New York, NY 10166
Ticker Symbols:
BNY Mellon US Large Cap Core Equity ETF BKLC
BNY Mellon US Mid Cap Core Equity ETF BKMC
BNY Mellon US Small Cap Core Equity ETF BKSE
BNY Mellon International Equity ETF BKIE
BNY Mellon Emerging Markets Equity ETF BKEM
BNY Mellon Core Bond ETF BKAG
BNY Mellon Short Duration Corporate Bond ETF BKSB
BNY Mellon High Yield Beta ETF BKHY

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT April 30, 2022
BNY Mellon Sustainable Global Emerging Markets ETF

Contents
The Fund
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 5
Statement of Investments 6
Statement of Assets and Liabilities 8
Statement of Operations 9
Statement of Changes in Net Assets 10
Financial Highlights 11
Notes to Financial Statements 12
Information About the Approval of the Fund’s Management
and Sub-Investment Advisory Agreements 16
FOR MORE INFORMATION
Back Cover
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The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

3
DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from December 14, 2021, through April 30, 2022, as provided by Paul Birchenough and Ian Smith, Portfolio Managers employed by the fund’s sub-adviser, Newton Investment Management Limited
Market and Fund Performance Overview
For the period from December 14, 2021, the fund’s inception, through April 30, 2022, the BNY Mellon Sustainable Global
Emerging Markets ETF (the “fund”) produced a net asset value total return of −18.59%.
1
In comparison, the fund’s benchmark,
the MSCI Emerging Markets Index (the “Index”), produced a
total return of −11.28% for the same period.
2
Emerging markets lost ground during the reporting period under pressure from slowing Chinese economic growth, increasing
inflation and uncertainties related to Russia’s invasion of Ukraine.
The fund underperformed the Index largely due to the fund’s
bias in favor of growth at a time when markets favored value-
oriented stocks over their growth-oriented counterparts.
The Fund’s Investment Approach
The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets
(plus the amount of any borrowings for investment purposes)
in equity securities of emerging market companies that
demonstrate attractive investment attributes and sustainable business practices. The fund considers an emerging market
company to be a company organized or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, an emerging market country. The fund’s sub-adviser, Newton
Investment Management Limited (Newton), an affiliate of the
Adviser, considers a company to be engaged in “sustainable
business practices” if the company (i) engages in such practices in an economic sense (i.e., the company’s strategy, operations and finances are stable and durable), and takes appropriate
measures to manage any material consequences or impact of its policies and operations in relation to environmental, social and governance (ESG) matters (e.g., the company’s environmental
footprint, labor standards, board structure, etc.) and (ii) supports sustainable development through its business activities or
operations at the time of investment (or is expected to do so over the long-term) by contributing to one or more of the UN’s
Sustainable Development Goals (SDGs), as described below.
Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models.
Markets Favor Value Over Growth as Russia
Invades Ukraine, and Inflation Rises
While Russia’s invasion of Ukraine was the defining geopolitical and economic event contributing to equity market weakness
during the period, by the time the invasion took place in February
2022, equity indices had already come under considerable
pressure. The proximate cause was the U.S. Federal Reserve (the
“Fed”) turning more hawkish, and the growing expectations that it was poised to hike rates more aggressively than previously expected, potentially complemented with quantitative tightening.
The U.S. dollar strengthened as Treasury yields rose, with
emerging-markets currencies starting to feel the pressure from rising inflation and a more hawkish Fed. Weakness in China
further undermined equities, particularly in emerging markets, where China is the largest player. Chinese economic data pointed to slower momentum over the period, with subdued consumer
spending adding to pressure from the country’s struggling
property sector, which accounts for more than a quarter of
gross domestic product. Supply-chain disruptions leading to
bottlenecks in certain industries, markedly higher energy prices and tighter restrictions owing to COVID-19 were also key
contributors to the weaker data.
These forces drove a major rotation in the market from so-called
“growth” to “value” stocks. Stocks in energy producers outside of Russia surged along with oil and gas prices. Many other
commodity producer stocks climbed as well, while sectors seen as “defensive,” such as utilities and consumer staples, proved relatively resilient. However, growth-oriented shares suffered as political instability and the threat of rising interest rates caused investors to question the relative value of future earnings.
The Fund’s Bias Toward Growth Detracts
The market’s shift from favoring growth-oriented shares to
favoring value-oriented shares raised significant headwinds for the fund, which maintains a bias towards stocks with higher
growth rates and returns on equity than the Index. From a
sector perspective, the fund’s underweight exposure to banks
(particularly banks with low returns on assets that are operating in mature banking systems) meant that the financials sector
was a material area of relative weakness. In the prevailing
environment of uncertainty, some of the fund’s holdings in the industrial and information technology sectors declined, further contributing to underperformance. As many commodity prices
rose, the fund’s zero exposure to metals and mining stocks
due to poor sustainability profiles also detracted from relative returns. Regarding country exposure, the fund’s Chinese stock selection produced disappointing returns, while an overweight position in India was another significant detractor, owing largely to the country’s sensitivity to the price of oil, which hit multi-
year highs. Among individual holdings, after Russia invaded
Ukraine, trading was halted in the fund’s sole Russian-listed position, online recruitment platform HeadHunter, before it was written down to zero. Other notably weak-performing holdings included Chinese health care stocks Medlive Technology, Jiangsu
Hengrui Medicine and Pharmaron Beijing, which suffered in a
macroeconomic environment blighted by widespread COVID-
19-related lockdowns, along with negative sentiment toward
future earnings and growth.
On the positive side, the fund’s consumer discretionary positioning was the top sector-related contributor to performance, largely due to zero exposure to retailers, but also to the fund’s holding in education stock Afya, which was lifted along with the broader
Brazilian market by positive economic data and record-high

4
DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
foreign flows. The fund’s lack of exposure to Russian oil and gas companies also contributed positively to relative performance.
On a country basis, the fund’s low exposure to Russia compared to the Index bolstered relative performance most, owing to the aforementioned zero exposure to Russian oil and gas companies as well as lack of exposure to other Index components, such
as financial firm Sberbank and internet company Yandex.
The fund’s top-performing individual holding, Bank Rakyat
Indonesia, performing well in a buoyant Indonesian market that enjoyed a positive terms-of-trade impact from high commodity prices.
Remaining Focused on the Long Term
Over the shorter term, we believe asset prices are likely to continue to be influenced by the inflationary forces we see in the United
States, along with the response of the Fed. Other variables will probably play their part in determining the trajectory of emerging-
markets equities in the months ahead, including news flow
relating to the Ukraine conflict, commodity prices, the strength of the U.S. dollar and news from China, especially in relation to COVID-19 lockdowns and macroeconomic conditions.
Emerging-markets equities currently trade at an unusually high discount to developed markets, providing a conducive backdrop if these shorter-term variables prove favorable.
We are more comfortable highlighting the longer-term
opportunities in emerging markets. These are based on relatively high levels of income growth, rapid increases in product
penetration and scope for industry consolidation. We believe that there are unique opportunities for emerging-markets companies that are well-exposed to reliable, secular-growth trends, and that can exploit these opportunities better than their peers by virtue of their differentiated customer offering and superior execution.
Accordingly, emerging-markets investors who can identify the best-positioned growth themes and companies should be well
rewarded over the long term.
As of April 30, 2022, on a country basis, the fund holds its most overweight position in India, which we believe offers many
of the most attractive, bottom-up investment opportunities
in emerging markets over five years and beyond. The fund
also holds overweight exposure to China/Hong Kong, with a
focus on businesses poised to benefit from China’s efforts to become economically self-sufficient, or even assume leadership in certain strategic and value-added industries. On a sector basis, the fund holds its most overweight exposure in health care, with several holdings well positioned in our healthy-demand and
emerging-consumer-power themes. The fund also has material
overweights in the consumer staples and industrial sectors, where we find several businesses with attractive, long-term growth opportunities and high returns on capital.
May 16, 2022
1
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Lipper Inc. — Reflects reinvestment of net dividends and, where applicable, capital gain distributions. The MSCI Emerging Markets Index is a free, float-adjusted, market capitalization-weighted index that is designed to measure equity market performance of emerging markets. Investors cannot invest directly in any index.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Emerging markets tend to be more volatile than the markets of more mature economies and generally have less diverse and less mature economic structures and less stable political systems than those of developed countries. The securities of companies located in emerging markets are often subject to rapid and large changes in price. An investment in this fund should be considered only as a supplement to a complete investment program for those investors willing to accept the greater risks associated with investing in emerging-market countries.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic, and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries than with more economically and politically established foreign countries.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
Environmental, social and governance (ESG) managers may take into consideration factors beyond traditional financial information to select securities, which could result in relative investment performance deviating from other strategies or broad market benchmarks, depending on whether such sectors or investments are in or out of favor in the market. Further, ESG strategies may rely on certain values-based criteria to eliminate exposures found in similar strategies or broad market benchmarks, which could also result in relative investment performance deviating.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
5
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 15, 2021 (commencement of operations) to
April 30, 2022. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 137/365. Hypothetical expenses reflect projected activity for the full six month period for purposes of comparability and are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.
For the six months ended April 30, 2022
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios for
the period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
BNY Mellon Sustainable Global Emerging
Markets ETF 1,000.00 1,000.00 814.10 1,021.08 2.55 3.76 0.75

6
STATEMENT OF INVESTMENTS
April 30, 2022 (Unaudited)
BNY Mellon Sustainable Global Emerging Markets ETF
Description Shares Value ($)
Common Stocks – 95.7%
Brazil – 4.6%
Afya Ltd., Class A
(a)
7,102 107,311
Fleury SA 23,624 69,143
WEG SA 32,935 201,849
378,303
China – 27.4%
Aier Eye Hospital Group Co. Ltd., Class A 13,800 75,254
By-health Co. Ltd., Class A 67,200 204,752
Flat Glass Group Co. Ltd., Class H 22,000 79,623
Guangzhou Kingmed Diagnostics Group Co. Ltd.,
Class A 10,397 128,372
Hualan Biological Engineering, Inc., Class A 15,300 38,767
Jiangsu Hengrui Medicine Co. Ltd., Class A 18,500 82,797
LONGi Green Energy Technology Co. Ltd., Class A 18,300 188,807
Medlive Technology Co. Ltd.
(a)(b)
20,500 24,296
NARI Technology Co. Ltd., Class A 47,800 232,215
Pharmaron Beijing Co. Ltd., Class H
(b)
12,848 163,568
Ping An Insurance Group Co. of China Ltd., Class
H 19,500 127,730
Shenzhen Inovance Technology Co. Ltd., Class A 30,700 268,922
Shenzhen Mindray Bio-Medical Electronics Co.
Ltd., Class A 2,500 118,605
StarPower Semiconductor Ltd., Class A 2,300 120,367
Sungrow Power Supply Co. Ltd., Class A 14,000 134,325
Wuhan DR Laser Technology Corp. Ltd., Class A 3,900 118,989
Wuxi Lead Intelligent Equipment Co., Ltd. 10,200 68,552
Xpeng , Inc., Class A
(a)
4,200 55,129
2,231,070
Denmark – 2.3%
Novozymes A/S, Class B 2,714 190,217
France – 1.9%
L'Oreal SA 414 152,382
Germany – 1.2%
Infineon Technologies AG 3,328 96,374
Hong Kong – 4.3%
AIA Group Ltd. 28,200 279,412
Vitasoy International Holdings Ltd. 37,056 67,246
346,658
India – 29.1%
Apollo Hospitals Enterprise Ltd. 2,044 119,105
Asian Paints Ltd. 2,136 90,456
Bandhan Bank Ltd.
(b)
32,266 141,148
Dr. Lal PathLabs Ltd.
(b)
5,284 179,722
Godrej Consumer Products Ltd.
(a)
16,498 168,859
Havells India Ltd. 6,205 106,482
HDFC Asset Management Co. Ltd.
(b)
2,349 62,741
HDFC Bank Ltd. 11,302 204,713
Hindustan Unilever Ltd. 7,435 217,367
Housing Development Finance Corp. Ltd. 7,275 212,200
Indus Towers Ltd.
(a)
34,450 94,189
INFO Edge India Ltd. 2,017 122,727
Marico Ltd. 36,547 249,424
PB Fintech Ltd.
(a)
8,364 73,117
Syngene International Ltd.
(a)(b)
10,898 89,381
Tata Consultancy Services Ltd. 5,125 237,784
2,369,415
BNY Mellon Sustainable Global Emerging Markets ETF (continued)
Description Shares Value ($)
Common Stocks – 95.7% (continued)
Indonesia – 3.5%
Bank Rakyat Indonesia ( Persero ) Tbk PT 859,064 288,587
Kenya – 0.6%
Safaricom PLC 155,972 45,391
Mexico – 1.0%
Bolsa Mexicana de Valores SAB de CV 39,305 78,681
Netherlands – 2.3%
ASML Holding NV 322 186,153
Philippines – 1.7%
Ayala Corp. 10,010 141,411
Russia – 0.0%
Headhunter Group PLC, ADR
(c)
2,862 0
South Africa – 4.4%
Capitec Bank Holdings Ltd. 840 118,250
Clicks Group Ltd. 6,624 130,370
Discovery Ltd.
(a)
11,513 111,000
359,620
South Korea – 2.9%
Samsung SDI Co. Ltd. 482 234,476
Taiwan – 7.0%
Delta Electronics, Inc. 20,000 169,632
Taiwan Semiconductor Manufacturing Co. Ltd. 22,000 401,554
571,186
United States – 1.5%
Livent Corp.
(a)
5,826 124,443
Total Investments (cost $9,424,015) 95.7% 7,794,367
Cash and Receivables (Net) 4.3% 347,039
Net Assets 100.0% 8,141,406
ADR—American Depositary Receipt
(a)
Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities were valued at $660,856 or 8.12% of net assets.
(c)
The fund held Level 3 securities at April 30, 2022. These securities were valued at $0 or 0.00%
of net assets.

7
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 22.6
Financials 20.9
Consumer Staples 14.7
Industrials 14.0
Health Care 13.4
Materials 4.9
Communication Services 3.2
Consumer Discretionary 2.0
95.7
†
Based on net assets.

8
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
See Notes to Financial Statements
Assets ($):
Investments in securities—See Statement of Investments
†
: –
Unaffiliated issuers 7,794,367
Cash 304,105
Cash denominated in foreign currency
††
47,719
Tax reclaim receivable—Note 2(b) 254
Dividends receivable 152
8,146,597
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 5,191
5,191
Net Assets ($) 8,141,406
Composition of Net Assets ($):
Paid-in capital 10,010,050
Total distributable earnings (loss) (1,868,644)
Net Assets ($) 8,141,406
Shares outstanding no par value (unlimited shares authorized): 200,001
Net asset value per share 40.71
Market price per share 40.44
†
Investments at cost ($)
Unaffiliated issuers 9,424,015
††
Cash denominated in foreign currency (cost) ($) 48,434

9
STATEMENT OF OPERATIONS
(Unaudited)
For the Period from December 15, 2021 (commencement of operations) to April 30, 2022
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
31,919
Total Income 31,919
Expenses:
Management fees—Note 3(a) 25,365
Total Expenses 25,365
Net Investment Income 6,554
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (244,816)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions (1,630,382)
Net Realized and Unrealized Gain (Loss) on Investments (1,875,198)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,868,644)
†
Net of foreign taxes withheld at source ($) 6,065

10
STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
For the Period from
December 15,
2021
(a)
to April 30,
2022 (Unaudited)
Operations ($):
Net investment income 6,554
Net realized gain (loss) on investments (244,816)
Net change in unrealized appreciation (depreciation) on investments (1,630,382)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,868,644)
Beneficial Interest Transactions ($):
Proceeds from shares sold 10,000,050
Transaction fees—Note 5 10,000
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 10,010,050
Total Increase (Decrease) in Net Assets 8,141,406
Net Assets ($):
Beginning of Period —
End of Period 8,141,406
Changes in Shares Outstanding:
Shares sold 200,001
Net Increase (Decrease) in Shares Outstanding 200,001
(a)
Commencement of operations.

11
FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
December 15 ,
2021
(a)
to April 30,
2022 (Unaudited)
Per Share Data ($):
Net asset value, beginning of period 50.00
Investment Operations:
Net investment income
(b)
0.03
Net realized and unrealized gain (loss) on investments (9.37)
Total from Investment Operations (9.34)
Transaction fees
(b)
0.05
Net asset value, end of period 40.71
Market price, end of period
(c)
40.44
Net Asset Value Total Return (%)
(d)
(18.59)
(e)
Market Price Total Return (%)
(d)
(19.12)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.75
(f)
Ratio of net investment income to average net assets 0.19
(f)
Portfolio Turnover Rate
(g)
11.72
Net Assets, end of period ($ x 1,000) 8,141
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

12
NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon Sustainable Global Emerging Markets
ETF (the “fund”) is a separate non-diversified series of BNY
Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company
Act of 1940, as amended (the “Act”), as an open-ended
management investment company. The Trust operates as a series company currently consisting of fourteen series, including the fund. The fund had no operations until December 15, 2021
(commencement of operations), other than matters relating to its organization and registration under the Act. The investment objective of the fund is to seek long-term capital appreciation.
BNY Mellon ETF Investment Adviser, LLC (the “Adviser”),
a wholly-owned subsidiary of The Bank of New York Mellon
Corporation (“BNY Mellon”), serves as the fund’s investment
adviser. Newton Investment Management Limited (the “Sub-
Adviser”), a wholly-owned subsidiary of BNY Mellon and an
affiliate of the Adviser, serves as the fund’s sub-investment adviser. The Bank of New York Mellon, a subsidiary of BNY
Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon
Securities Corporation (the “Distributor”), a wholly-owned
subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or
“fund’s Shares.” The fund’s Shares are listed and traded on
NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike
conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of
Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation
Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other
national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV
(premium) or less than NAV (discount). When buying or selling
Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources
of authoritative GAAP for SEC registrants. The fund’s an
investment company and applies the accounting and reporting
guidance of the FASB ASC Topic 946 Financial Services-
Investment Companies. The fund’s financial statements are
prepared in accordance with GAAP, which may require the use
of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of
indemnifications. The fund’s maximum exposure under these
arrangements is unknown. The fund does not anticipate
recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar  investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
fund’s own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market

13
on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated
Quotation System (“NASDAQ”) for which market quotations
are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices.
Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value.
All of the preceding securities are generally categorized within
Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of April 30, 2022 in valuing the fund’s investments:
Fair Value Measurements
The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on
securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and
the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 7,794,367 — 0 7,794,367
†
See Statement of Investments for additional detailed categorizations, if any.
Equity Securities –
Common Stocks ($)
Balance as of 12/15/2021
†
—
Net realized gain (loss) —
Change in unrealized appreciation (depreciation) (35,918)
Purchases/Issuances —
Sales/Dispositions —
Transfers into Level 3
††
35,918
Transfers out of Level 3 —
Balance as of 4/30/2022
†††
0
The amount of total net gain (loss) for the period included
in earnings attributable to the change in unrealized
appreciation (depreciation) relating to investments still
held at 4/30/2022 (35,918)
†
Commencement of operations.
††
Transfers into Level 3 represent the value at the date of transfer. The transfers into Level 3 for the current period were due to the lack of observable inputs.
†††
Securities deemed as Level 3 due to the lack of observable inputs by management assessment.

14
NOTES TO FINANCIAL STATEMENTS
(continued)
from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The fund may be subject to foreign taxes
(a portion of which may be reclaimable) on income, stock
dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April
30, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is
recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment
companies advised by the Adviser are defined as “affiliated”
under the Act.
(e) Risk:
 Certain events particular to the industries in which
the fund’s investments conduct their operations, as well as
general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income
markets may negatively affect many issuers, which could
adversely affect each fund. Global economies and financial
markets are becoming increasingly interconnected, and
conditions and events in one country, region or financial
market may adversely impact issuers in a different country,
region or financial market. These risks may be magnified
if certain events or developments adversely interrupt the
global supply chain; in these and other circumstances, such
risks might affect companies world-wide. Recent examples
include pandemic risks related to COVID-19 and aggressive
measures taken world-wide in response by governments,
including closing borders, restricting international and
domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes
to operations and reducing staff. The effects of COVID-19
have contributed to increased volatility in global markets
and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The
COVID-19 pandemic has had, and any other outbreak of
an infectious disease or other serious public health concern could have, a significant negative impact on economic and
market conditions and could trigger a prolonged period of
global economic slowdown. To the extent the fund may
overweight its investments in certain countries, companies,
industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments
affecting those countries, companies, industries or sectors.
(f) Dividends and distributions to shareholders: Dividends
and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized
capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal
Revenue Code of 1986, as amended (the “Code”). To the
extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ
from GAAP.
(g) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.
During the period ended April 30, 2022, the fund did not incur any interest or penalties.
The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Investment
Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.75% of
the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other
extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or
reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended April 30, 2022, there were no reduction in expenses
pursuant to the undertaking.

15
Pursuant to a sub-investment advisory agreement between the
Adviser and the Sub-Adviser, the Sub-Adviser serves as the
fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the
sub-investment adviser a monthly fee at an annual percentage of the value of the fund's average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”),
upon which the fund may rely, to use a manager of managers
approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-
investment advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-investment advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-
investment advisory fee payable by the Adviser separately to a
Sub-Adviser that is a wholly-owned subsidiary (as defined in the
1940 Act) of BNY Mellon in documents filed with the SEC and
provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility
(subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any
Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the
Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.375% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York
Mellon (the “Custodian”), a subsidiary of BNY Mellon and an
affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are
maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment
Adviser, LLC” in the Statement of Assets and Liabilities consist of: management fees of $5,191.
(c) Each Board member serves as a Board member of each
fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the
fund. The quarterly fees are paid by the Trust from unitary
management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment
securities, excluding short-term securities and in-kind
transactions, amounted to $7,165,503 and $915,883, respectively.
At April 30, 2022, accumulated net unrealized depreciation on investments was $1,629,648, consisting of gross unrealized
appreciation of $123,228 and gross depreciation of $1,752,876.
At April 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized
Participants” (typically market makers or other broker-dealers)
only in a large specified number of shares called a Creation
Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund
may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for
cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-
kind, although this may be revised at any time without notice.
The Trust issues and sells shares of the fund only: in Creation
Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in
capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may
pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of
Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such
variable charges, if any, are included in “Transaction fees” on the
Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-
kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended
April 30, 2022, the fund had in-kind transactions associated with creations of $3,417,486 and none associated with redemptions.

16
INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-
INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
At a meeting held May 17, 2021, the Board of Trustees of the
Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company
Act of 1940, as amended, evaluated proposals to approve the
Management Agreement (the “Agreement”) between the Trust
and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”)
pursuant to which the Adviser will provide the BNY Mellon
Sustainable Global Emerging Markets ETF (the “fund”),
which commenced operations during the period covered by this
Semiannual Report, with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Investment
Management Limited (the “Sub-Adviser”), an affiliate of the
Adviser, will provide day-to-day management of the fund’s
investments. The Board was advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the
Adviser and Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary.
In deciding whether to approve the Agreements, the Board
considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser and
Sub-Adviser under each respective Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser and Sub-
Adviser, and (iv) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the Sub-
Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser and Sub-Adviser. The
Board reviewed the Agreements and the Adviser’s anticipated
responsibilities of investment advisory and administrative
services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance
in meeting legal and regulatory requirements. The Board
considered the background and experience of the Adviser and
Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
The Board appreciated the nature of the fund as an exchange-
traded fund and considered the portfolio management resources, structures and practices of the Adviser and Sub-Adviser,
including those associated with monitoring and securing the
fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best execution procedures and overall investment management business. The Board
looked at the Adviser’s general knowledge of the investment
management business and that of its affiliates, including the Sub-
Adviser.
As the fund had not yet commenced operations, the Board was
not able to review the fund’s performance. The Board discussed with representatives of the Adviser and the Sub-Adviser the
proposed portfolio management team and the investment
strategy to be employed in the management of the fund's assets.
The Board considered the reputation and experience of the
Adviser and its affiliates, including the Sub-Adviser.
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through
review of comparative information with respect to fees paid
by similar funds – i.e., actively managed emerging markets
exchange-traded funds. The Board reviewed the universe of
similar exchange-traded funds for the fund based upon data
independently obtained from Broadridge Financial Solutions,
Inc. and related comparative information for similar exchange-
traded funds. The Board also reviewed the estimated expense
ratio for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the Sub-Adviser and the
Adviser. The Board also took into consideration that the Sub-
Adviser's fee will be paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, Sub-Adviser
or their affiliates benefited in other ways from their relationship with the fund, noting that neither the Adviser nor Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale
or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the Agreement did not provide
for breakpoints in the fund’s advisory fee rate as assets of the fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors)
had been taken into consideration for the fund by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the fund from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that, because the fund is new, there are no economies of scale to share, but it intends to continue to monitor fees as the fund grows in size and to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the
fund in connection with future renewals. As the fund had not yet commenced operations, the Adviser’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Adviser or Sub-Adviser.

17
Conclusion
After weighing the foregoing factors, none of which was
dispositive in itself and may have been weighed differently
by each Trustee, the Board approved the Agreements for the
fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services expected to be provided by the Adviser and Sub-Adviser with respect to the fund was appropriate; (b) the Adviser’s unitary fee for the fund, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the
Adviser, Sub-Adviser or their affiliates were not of a magnitude to materially affect the Board’s conclusions.

For More Information
2022 BNY Mellon Securities Corporation
4859SA0422
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by each fund daily.
Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and
third quarters of each fiscal year on Form N-PORT. Each fund
’
s Forms N-PORT are available on the SEC
’
s website at www.sec.gov .
Additionally, each fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://
im.bnymellon.com/etfliterature . Each fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how each fund voted these proxies for the most recent 12-month period ended June 30 is available at www.
im.bnymellon.com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser Transfer Agent & Dividend Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Sustainable Global Emerging Markets ETF BKES
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT April 30, 2022
BNY Mellon Sustainable International Equity ETF

Contents
The Fund
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 5
Statement of Investments 6
Statement of Assets and Liabilities 8
Statement of Operations 9
Statement of Changes in Net Assets 10
Financial Highlights 11
Notes to Financial Statements 12
Information About the Approval of the Fund’s Management
and Sub-Investment Advisory Agreements 16
FOR MORE INFORMATION
Back Cover
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sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

3
DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from December 14, 2021, through April 30, 2022, as provided by Paul Markham and Nick Pope, Portfolio Managers employed by the fund’s sub-adviser, Newton Investment Management Limited
Market and Fund Performance Overview
For the period from December 14, 2021, the fund’s inception, through April 30, 2022, the BNY Mellon Sustainable International
Equity ETF (the “fund”) produced a net asset value total return of −14.10% (return at Net-Asset-Value Price since inception).
1
In comparison, the fund’s benchmark, the MSCI EAFE
®
Index
(the “Index”), produced a total return of −9.10% for the same period.
2
International markets lost ground during the reporting period under pressure from increasing inflation and uncertainties related to Russia’s invasion of Ukraine. The fund underperformed the
Index largely due to the fund’s bias in favor of growth at a time when markets favored value-oriented stocks over their growth-
oriented counterparts.
The Fund’s Investment Approach
The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in equity
securities of foreign companies that demonstrate attractive
investment attributes and sustainable business practices. The fund considers a foreign company to be a company organized
or with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, a country outside the United
States. The fund’s sub-adviser, Newton Investment Management
Limited (Newton), an affiliate of the Adviser, considers a
company to be engaged in “sustainable business practices” if the company engages in such practices in an economic sense (i.e., the company's strategy, operations and finances are stable and durable), and takes appropriate measures to manage any material consequences or impact of its policies and operations in relation to environmental, social and governance (ESG) matters (e.g., the company’s environmental footprint, labor standards, board structure, etc.). Companies engaged in sustainable business
practices also may include companies that have committed
explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models.
Markets Favor Value Over Growth as Russia
Invades Ukraine, and Inflation Rises
While international equities moved higher over the end of
December 2021, the start of 2022 represented the most
challenging period faced by equity investors since the outbreak of the COVID-19 pandemic. Russia’s invasion of Ukraine was the
defining geopolitical and economic event contributing to equity market weakness during the period. However, by the time the
invasion took place in February 2022, equity indices had already come under considerable pressure. The proximate cause was
the U.S. Federal Reserve (the “Fed”) turning more hawkish, and the growing expectations that it was poised to hike rates more aggressively than previously expected, potentially complemented with quantitative tightening. Weakness in China also weighed on investor sentiment, given the implications for economic growth and supply chains.
These forces drove government bond yields steeply higher and put acute pressure on higher-multiple equities. Stocks in energy producers surged along with oil and gas prices. Many other
commodity producer stocks climbed as well, while sectors seen as “defensive,” such as utilities and consumer staples, proved relatively resilient. However, growth-oriented shares suffered as political instability and the threat of rising interest rates caused investors to question the relative value of future earnings.
The Fund’s Bias Toward Growth Detracts
Commodity-related and defense stocks exhibiting strong
performance against the backdrop of war in Ukraine and rising inflation lacked characteristics consistent with the portfolio’s sustainable mandate. The market’s shift from favoring growth-
oriented shares to favoring value-oriented shares also raised significant headwinds for the fund, given the growth bias often inherent in names supported by sustainable themes. From a sector perspective, the fund’s lack of exposure to energy undermined performance as oil and gas prices surged. With investors
reappraising technology-related valuations in the face of rising inflation, tighter monetary policy and geopolitical uncertainty, the fund’s overweight exposure to information technology also weighed on returns. Stock selection in health care represented a significant drag on performance as well, and also hampered relative returns in the consumer discretionary and industrials sectors. Among individual holdings, notable underperformers
included UK-based biotechnology firm Genus, Japan-based
human-resources company Recruit Holdings and Germany-
based semiconductor maker Infineon Technologies. Genus
found itself on the wrong side of the market rotation that took place in early 2022. The shares continued to move lower due
to a challenging, near-term outlook for the company’s porcine genetics business in China and uncertainty regarding its Russian business interests. Recruit Holdings and Infineon Technologies were also hit by the market rotation out of higher-multiple names.
On the positive side, underweight consumer discretionary
exposure contributed positively to performance, although stock selection in the sector detracted. Stock picking in information technology aided relative performance, despite the detrimental impact of overweight sector exposure. Top-performing individual holdings included Norway-based salmon farming firm Mowi
and Switzerland-based Zurich Insurance Group. Mowi shares
performed strongly against a backdrop of higher salmon prices.
The company’s immediate outlook for profitability encouraged investors, with 2022 supply growth likely to be subdued following larger-than-expected harvests in late 2021. Zurich Insurance shares benefited from a favorable backdrop for commercial
insurance pricing and the company’s positive leverage to rising yields. The quality of the business and its defensive attributes also resonated with investors.

4
DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
Remaining Focused on the Long Term
The immediate outlook for the international equity market has been clouded by a number of headwinds of late, which include concerns regarding the economic impacts of the ongoing conflict in Ukraine, the apparent desire of central banks to persevere in a change in monetary policy, and the spread of COVID-19 in
China and consequent lockdowns. How policy makers respond
to these challenges, particularly as the squeeze on consumer disposable incomes intensifies amid higher inflation, will be important for valuations.
While prevailing macroeconomic pressures may present short-
term performance challenges, we believe they will support the structural need and demand for the types of products and services offered by the companies that the fund holds. For example,
countries and companies are already starting to recognize the need to accelerate their moves toward renewable energy and to more localized supply chains in light of recent disruptions. We see many strengthening sustainable themes that should provide the fund with investment opportunities for strong growth going forward. Indeed, we intend to continue to take the current
opportunity to selectively add positions in highly sustainable businesses where valuations have come down in response to the volatile market environment.
May 16, 2022
1
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Lipper Inc. — The MSCI EAFE
®
Index (Europe, Australasia, Far East) is
a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Investing internationally involves special risks, including changes in currency exchange rates, political, economic and social instability, a lack of comprehensive company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-markets countries than with more economically and politically established foreign countries.
Environmental, social and governance (ESG) managers may take into consideration factors beyond traditional financial information to select securities, which could result in relative investment performance deviating from other strategies or broad market benchmarks, depending on whether such sectors or investments are in or out of favor in the market. Further, ESG strategies may rely on certain values-based criteria to eliminate exposures found in similar strategies or broad market benchmarks, which could also result in relative investment performance deviating.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
5
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 15, 2021 (commencement of operations) to
April 30, 2022. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 137/365. Hypothetical expenses reflect projected activity for the full six month period for purposes of comparability and are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.
For the six months ended April 30, 2022
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios for
the period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
BNY Mellon Sustainable International Equity ETF 1,000.00 1,000.00 859.00 1,021.32 2.44 3.51 0.70

6
STATEMENT OF INVESTMENTS
April 30, 2022 (Unaudited)
BNY Mellon Sustainable International Equity ETF
Description Shares Value ($)
Common Stocks – 96.8%
Australia – 3.8%
CSL Ltd. 920 177,652
Dexus
(a)
18,925 149,359
327,011
Denmark – 4.6%
CHR Hansen Holding A/S 3,193 250,415
Orsted A/S
(b)
1,291 145,172
395,587
France – 7.7%
Bureau Veritas SA 5,335 154,381
Legrand SA 2,293 205,035
L'Oreal SA 827 304,396
663,812
Germany – 4.8%
Infineon Technologies AG 6,313 182,815
SAP SE 2,240 230,543
413,358
Hong Kong – 3.5%
AIA Group Ltd. 30,404 301,250
India – 3.1%
HDFC Bank Ltd. 14,498 262,602
Indonesia – 2.2%
Bank Rakyat Indonesia ( Persero ) Tbk PT 549,200 184,494
Ireland – 1.9%
Smurfit Kappa Group PLC 3,845 165,015
Japan – 16.2%
M3, Inc. 3,700 119,803
Recruit Holdings Co. Ltd. 5,300 196,766
Seven & i Holdings Co. Ltd. 4,500 198,274
Sony Group Corp. 2,900 250,726
Sugi Holdings Co. Ltd. 3,300 141,892
Suntory Beverage & Food Ltd. 4,500 177,885
Topcon Corp. 12,200 158,029
Toyota Industries Corp. 2,400 144,065
1,387,440
Netherlands – 8.3%
ASML Holding NV 397 229,511
Universal Music Group NV 7,221 169,763
Wolters Kluwer NV 3,034 309,126
708,400
Norway – 3.6%
Mowi ASA 10,858 308,745
South Korea – 2.4%
Samsung SDI Co. Ltd. 432 210,153
Spain – 2.0%
Industria de Diseno Textil SA 8,109 171,948
Switzerland – 9.1%
Lonza Group AG 386 229,517
Roche Holding AG 929 346,101
Zurich Insurance Group AG 456 209,026
784,644
BNY Mellon Sustainable International Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 96.8% (continued)
Taiwan – 4.5%
Taiwan Semiconductor Manufacturing Co. Ltd. 21,004 383,374
United Kingdom – 19.1%
Ascential PLC
(c)
23,043 92,200
AstraZeneca PLC 2,780 373,622
Croda International PLC 1,837 180,267
Genuit Group PLC 26,716 151,845
Genus PLC 2,932 92,761
Informa PLC
(c)
24,488 176,933
Prudential PLC 17,809 226,179
RELX PLC 8,459 253,973
Unilever PLC 2,017 94,199
1,641,979
Total Investments (cost $9,673,037) 96.8% 8,309,812
Cash and Receivables (Net) 3.2% 275,942
Net Assets 100.0% 8,585,754
(a)
Investment in a real estate investment trust.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933.
These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2022, these securities were valued at $145,172 or 1.69% of net assets.
(c)
Non-income producing security.

7
See Notes to Financial Statements
Portfolio Summary (Unaudited)
†
Value (%)
Industrials 16.5
Information Technology 16.2
Health Care 15.6
Consumer Staples 14.3
Financials 13.8
Materials 6.9
Communication Services 5.2
Consumer Discretionary 4.9
Real Estate 1.7
Utilities 1.7
96.8
†
Based on net assets.

8
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
April 30, 2022
See Notes to Financial Statements
Assets ($):
Investments in securities—See Statement of Investments
†
: –
Unaffiliated issuers 8,309,812
Cash 227,412
Cash denominated in foreign currency
††
21,917
Dividends receivable 25,600
Tax reclaim receivable—Note 2(b) 6,154
8,590,895
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 5,141
5,141
Net Assets ($) 8,585,754
Composition of Net Assets ($):
Paid-in capital 10,002,050
Total distributable earnings (loss) (1,416,296)
Net Assets ($) 8,585,754
Shares outstanding no par value (unlimited shares authorized): 200,001
Net asset value per share 42.93
Market price per share 42.53
†
Investments at cost ($)
Unaffiliated issuers 9,673,037
††
Cash denominated in foreign currency (cost) ($) 22,944

9
STATEMENT OF OPERATIONS
(Unaudited)
For the Period from December 15, 2021 (commencement of operations) to April 30, 2022
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
73,651
Total Income 73,651
Expenses:
Management fees—Note 3(a) 24,713
Total Expenses 24,713
Net Investment Income 48,938
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (94,439)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions (1,365,443)
Net Realized and Unrealized Gain (Loss) on Investments (1,459,882)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,410,944)
†
Net of foreign taxes withheld at source ($) 9,011

10
STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
For the Period from
December 15,
2021
(a)
to April 30,
2022 (Unaudited)
Operations ($):
Net investment income 48,938
Net realized gain (loss) on investments (94,439)
Net change in unrealized appreciation (depreciation) on investments (1,365,443)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,410,944)
Distributions ($):
Distributions to shareholders (5,352)
Beneficial Interest Transactions ($):
Proceeds from shares sold 10,000,050
Transaction fees—Note 5 2,000
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 10,002,050
Total Increase (Decrease) in Net Assets 8,585,754
Net Assets ($):
Beginning of Period —
End of Period 8,585,754
Changes in Shares Outstanding:
Shares sold 200,001
Net Increase (Decrease) in Shares Outstanding 200,001
(a)
Commencement of operations.

11
FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
December 15 ,
2021
(a)
to April 30,
2022 (Unaudited)
Per Share Data ($):
Net asset value, beginning of period 50.00
Investment Operations:
Net investment income
(b)
0.24
Net realized and unrealized gain (loss) on investments (7.29)
Total from Investment Operations (7.05)
Distributions:
Dividends from net investment income (0.03)
Transaction fees
(b)
0.01
Net asset value, end of period 42.93
Market price, end of period
(c)
42.53
Net Asset Value Total Return (%)
(d)
(14.10)
(e)
Market Price Total Return (%)
(d)
(14.90)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.70
(f)
Ratio of net investment income to average net assets 1.39
(f)
Portfolio Turnover Rate
(g)
15.31
Net Assets, end of period ($ x 1,000) 8,586
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

12
NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon Sustainable International Equity
ETF (the “fund”) is a separate non-diversified series of BNY
Mellon ETF Trust (the “Trust”), which is registered as a
Massachusetts business trust under the Investment Company
Act of 1940, as amended (the “Act”), as an open-ended
management investment company. The Trust operates as a series company currently consisting of fourteen series, including the fund. The fund had no operations until December 15, 2021
(commencement of operations), other than matters relating to its organization and registration under the Act. The investment objective of the fund is to seek long-term capital appreciation.
BNY Mellon ETF Investment Adviser, LLC (the “Adviser”),
a wholly-owned subsidiary of The Bank of New York Mellon
Corporation (“BNY Mellon”), serves as the fund’s investment
adviser. Newton Investment Management Limited (the “Sub-
Adviser”), a wholly-owned subsidiary of BNY Mellon and an
affiliate of the Adviser, serves as the fund’s sub-investment adviser. The Bank of New York Mellon, a subsidiary of BNY
Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon
Securities Corporation (the “Distributor”), a wholly-owned
subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or
“fund’s Shares.” The fund’s Shares are listed and traded on
NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike
conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of
Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation
Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other
national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV
(premium) or less than NAV (discount). When buying or selling
Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources
of authoritative GAAP for SEC registrants. The fund’s an
investment company and applies the accounting and reporting
guidance of the FASB ASC Topic 946 Financial Services-
Investment Companies. The fund’s financial statements are
prepared in accordance with GAAP, which may require the use
of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of
indemnifications. The fund’s maximum exposure under these
arrangements is unknown. The fund does not anticipate
recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar  investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
fund’s own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market

13
on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated
Quotation System (“NASDAQ”) for which market quotations
are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices.
Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value.
All of the preceding securities are generally categorized within
Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of April 30, 2022 in valuing the fund’s investments:
Fair Value Measurements
(b) Foreign currency transactions: The fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in the market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on
securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and
the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes: The fund may be subject to foreign taxes
(a portion of which may be reclaimable) on income, stock
dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April
30, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is
recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment
companies advised by the Adviser are defined as “affiliated”
under the Act.
(e) Risk: Certain events particular to the industries in which the fund’s investments conduct their operations, as well as general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely
affect each fund. Global economies and financial markets are becoming increasingly interconnected, and conditions and
events in one country, region or financial market may adversely
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 8,309,812 — — 8,309,812
†
See Statement of Investments for additional detailed categorizations, if any.

14
NOTES TO FINANCIAL STATEMENTS
(continued)
impact issuers in a different country, region or financial market.
These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies world-wide.
Recent examples include pandemic risks related to COVID-19
and aggressive measures taken world-wide in response by
governments, including closing borders, restricting international and domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes to operations and reducing staff. The effects of COVID-19 have
contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The COVID-19 pandemic has
had, and any other outbreak of an infectious disease or other serious public health concern could have, a significant negative impact on economic and market conditions and could trigger a prolonged period of global economic slowdown. To the extent
the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse
developments affecting those countries, companies, industries or sectors.
(f) Dividends and distributions to shareholders: Dividends
and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized
capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal
Revenue Code of 1986, as amended (the “Code”). To the
extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ
from GAAP.
(g) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.
During the period ended April 30, 2022, the fund did not incur any interest or penalties.
The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Investment
Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.70% of
the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other
extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or
reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended April 30, 2022, there were no reduction in expenses
pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the
Adviser and the Sub-Adviser, the Sub-Adviser serves as the
fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the
sub-investment adviser a monthly fee at an annual percentage of the value of the fund's average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”),
upon which the fund may rely, to use a manager of managers
approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-
investment advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-investment advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-
investment advisory fee payable by the Adviser separately to a
Sub-Adviser that is a wholly-owned subsidiary (as defined in the
1940 Act) of BNY Mellon in documents filed with the SEC and
provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility
(subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any
Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the
Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.35% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the
Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York
Mellon (the “Custodian”), a subsidiary of BNY Mellon and an
affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are
maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.

15
The components of “Due to BNY Mellon ETF Investment
Adviser, LLC” in the Statement of Assets and Liabilities consist of: management fees of $5,141.
(c) Each Board member serves as a Board member of each
fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the
fund. The quarterly fees are paid by the Trust from unitary
management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment
securities, excluding short-term securities and in-kind
transactions, amounted to $2,461,609 and $1,387,841,
respectively.
At April 30, 2022, accumulated net unrealized depreciation on investments was $1,363,225, consisting of gross unrealized
appreciation of $131,314 and gross depreciation of $1,494,539.
At April 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized
Participants” (typically market makers or other broker-dealers)
only in a large specified number of shares called a Creation
Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund
may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for
cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-
kind, although this may be revised at any time without notice.
The Trust issues and sells shares of the fund only: in Creation
Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in
capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may
pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of
Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such
variable charges, if any, are included in “Transaction fees” on the
Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-
kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended
April 30, 2022, the fund had in-kind transactions associated with creations of $8,690,458 and none associated with redemptions.

16
INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-
INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
At a meeting held May 17, 2021, the Board of Trustees of the
Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company
Act of 1940, as amended, evaluated proposals to approve the
Management Agreement (the “Agreement”) between the Trust
and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”)
pursuant to which the Adviser will provide the BNY Mellon
Sustainable International Equity ETF (the “fund”), which
commenced operations during the period covered by this
Semiannual Report, with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Newton Investment
Management Limited (the “Sub-Adviser”), an affiliate of the
Adviser, will provide day-to-day management of the fund’s
investments. The Board was advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the
Adviser and Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary.
In deciding whether to approve the Agreements, the Board
considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser and
Sub-Adviser under each respective Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser and Sub-
Adviser, and (iv) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the Sub-
Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser and Sub-Adviser. The
Board reviewed the Agreements and the Adviser’s anticipated
responsibilities of investment advisory and administrative
services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance
in meeting legal and regulatory requirements. The Board
considered the background and experience of the Adviser and
Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
The Board appreciated the nature of the fund as an exchange-
traded fund and considered the portfolio management resources, structures and practices of the Adviser and Sub-Adviser,
including those associated with monitoring and securing the
fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best execution procedures and overall investment management business. The Board
looked at the Adviser’s general knowledge of the investment
management business and that of its affiliates, including the Sub-
Adviser.
As the fund had not yet commenced operations, the Board was
not able to review the fund’s performance. The Board discussed with representatives of the Adviser and the Sub-Adviser the
proposed portfolio management team and the investment
strategy to be employed in the management of the fund's assets.
The Board considered the reputation and experience of the
Adviser and its affiliates, including the Sub-Adviser.
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through
review of comparative information with respect to fees paid
by similar funds – i.e., actively managed foreign large-cap blend exchange-traded funds. The Board reviewed the universe of
similar exchange-traded funds for the fund based upon data
independently obtained from Broadridge Financial Solutions,
Inc. and related comparative information for similar exchange-
traded funds. The Board also reviewed the estimated expense
ratio for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the Sub-Adviser and the
Adviser. The Board also took into consideration that the Sub-
Adviser's fee will be paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, Sub-Adviser
or their affiliates benefited in other ways from their relationship with the fund, noting that neither the Adviser nor Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale
or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the Agreement did not provide
for breakpoints in the fund’s advisory fee rate as assets of the fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors)
had been taken into consideration for the fund by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the fund from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that, because the fund is new, there are no economies of scale to share, but it intends to continue to monitor fees as the fund grows in size and to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the
fund in connection with future renewals. As the fund had not yet commenced operations, the Adviser’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Adviser or Sub-Adviser.

17
Conclusion
After weighing the foregoing factors, none of which was
dispositive in itself and may have been weighed differently
by each Trustee, the Board approved the Agreements for the
fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services expected to be provided by the Adviser and Sub-Adviser with respect to the fund was appropriate; (b) the Adviser’s unitary fee for the fund, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the
Adviser, Sub-Adviser or their affiliates were not of a magnitude to materially affect the Board’s conclusions.

For More Information
2022 BNY Mellon Securities Corporation
4860SA0422
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by each fund daily.
Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and
third quarters of each fiscal year on Form N-PORT. Each fund
’
s Forms N-PORT are available on the SEC
’
s website at www.sec.gov .
Additionally, each fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://
im.bnymellon.com/etfliterature . Each fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how each fund voted these proxies for the most recent 12-month period ended June 30 is available at www.
im.bnymellon.com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser Transfer Agent & Dividend Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Sustainable International Equity ETF BKIS
Printed on recycled paper.
50% post-consumer.
Process chlorine free.
Vegetable-based ink.

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT April 30, 2022
BNY Mellon Sustainable US Equity ETF

Contents
The Fund
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 5
Statement of Investments 6
Statement of Assets and Liabilities 8
Statement of Operations 9
Statement of Changes in Net Assets 10
Financial Highlights 11
Notes to Financial Statements 12
Information About the Approval of the Fund’s Management
and Sub-Investment Advisory Agreements 16
FOR MORE INFORMATION
Back Cover
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sign up for eCommunications. It’s simple and only takes a few minutes.
The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

3
DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from December 14, 2021, through April 30, 2022, as provided by Nick Pope, Portfolio Manager employed by the fund’s sub-
adviser, Newton Investment Management Limited
Market and Fund Performance Overview
For the period from December 14, 2021, the fund’s inception, through April 30, 2022, the BNY Mellon Sustainable US Equity
ETF (the “fund”) produced a net asset value total return of
−15.30%.
1
In comparison, the fund’s benchmark, the S&P 500
®
Index (the “Index”), produced a total return of −10.39% for the same period.
2
U.S. equities lost ground during the reporting period under
pressure from increasing inflation and uncertainties related to
Russia’s invasion of Ukraine. The fund underperformed the
Index largely due to the fund’s bias in favor of growth at a time when markets favored value-oriented stocks over their growth-
oriented counterparts.
The Fund’s Investment Approach
The fund seeks long-term capital appreciation. To pursue its goal, the fund normally invests at least 80% of its net assets
(plus the amount of any borrowings for investment purposes)
in equity securities of U.S. companies that demonstrate attractive investment attributes and sustainable business practices. The fund considers a U.S. company to be a company organized or
with its principal place of business in, or that has a majority of its assets or business in, or whose securities are primarily listed or traded on exchanges in, the United States. The fund’s Sub-
Adviser, Newton Investment Management Limited (Newton),
an affiliate of the Adviser, considers a company to be engaged in “sustainable business practices” if the company engages in such practices in an economic sense (i.e., the company’s strategy, operations and finances are stable and durable), and takes
appropriate measures to manage any material consequences or
impact of its policies and operations in relation to environmental, social and governance (ESG) matters (e.g., the company’s
environmental footprint, labor standards, board structure, etc.).
Companies engaged in sustainable business practices also may include companies that have committed explicitly to improving their environmental and/or social impacts that will lead to a transformation of their business models.
Markets Favor Value Over Growth as Russia
Invades Ukraine, and Inflation Rises
While U.S. equities moved higher over the end of December
2021, the start of 2022 represented the most challenging period faced by equity investors since the outbreak of the COVID-19 pandemic. Russia’s invasion of Ukraine was the defining
geopolitical and economic event contributing to equity market weakness during the period. However, by the time the invasion took place in February 2022, equity indices had already come under considerable pressure. The proximate cause was the
U.S. Federal Reserve (the “Fed”) turning more hawkish, and
the growing expectations that it was poised to hike rates more aggressively than previously expected, potentially complemented with quantitative tightening. Weakness in China also weighed on investor sentiment, given the implications for economic growth and supply chains.
These forces drove government bond yields steeply higher and put acute pressure on higher-multiple equities. Stocks in energy producers surged along with oil and gas prices. Many other
commodity producer stocks climbed as well, while sectors seen as “defensive,” such as utilities and consumer staples, proved relatively resilient. However, growth-oriented shares suffered as political instability and the threat of rising interest rates caused investors to question the relative value of future earnings.
The Fund’s Bias Toward Growth Detracts
Commodity-related and defense stocks exhibiting strong
performance against the backdrop of war in Ukraine and rising inflation lacked characteristics consistent with the portfolio’s sustainable mandate. The market’s shift from favoring growth-
oriented shares to favoring value-oriented shares also raised significant headwinds for the fund, given the growth bias often inherent in names supported by sustainable themes. From a sector perspective, the fund’s lack of exposure to energy undermined performance as oil and gas prices surged. With investors
reappraising technology-related valuations in the face of rising inflation, tighter monetary policy and geopolitical uncertainty, the fund’s overweight exposure to information technology also weighed on returns. Stock selection in the materials, consumer discretionary, financials and industrials sectors hampered
relative returns as well. Among individual holdings, notable underperformers included customer relationship management
software company Salesforce and tax software firm Intuit.
Salesforce exhibited weakness as investors considered the extent to which the company had benefited from a pull-forward in
demand as a result of the coronavirus pandemic. As a higher-
multiple name, Intuit also came under pressure amid concerns regarding a slower start to the tax season.
On the positive side, strong stock selection and an underweight position in the communications services sector enhanced relative performance. Selection in information technology also bolstered relative returns despite the detrimental impact of overweight sector exposure. Overweight exposure to the utilities sector contributed positively as well. Among individual holdings, the fund benefited from its lack of exposure to several weak-performing, growth-
oriented names, including social media giant Meta Platforms, streaming entertainment services company Netflix and graphic semiconductor maker NVIDIA. Relatively strong-performing
holdings included regional bank First Horizon and financial
transaction services company Mastercard. First Horizon shares surged on news that the company would be acquired by TD
Bank Group. Mastercard issued strong, first-quarter 2022 results that were supported by an acceleration in cross-border revenues.
Shares further benefited from management’s commentary
regarding scope for further improvement as travel recovered
from pandemic-related slowdowns.

4
DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
Remaining Focused on the Long Term
The immediate outlook for the U.S. equity market has been
clouded by a number of headwinds of late, which include
concerns regarding the economic impacts of the ongoing conflict in Ukraine, the apparent desire of central banks to persevere in a change in monetary policy, and the spread of COVID-19 in
China and consequent lockdowns. How policy makers respond
to these challenges, particularly as the squeeze on consumer disposable incomes intensifies amid higher inflation, will be important for valuations.
While prevailing macroeconomic pressures may present short-
term performance challenges, we believe they will support the structural need and demand for the types of products and services offered by the companies that the fund holds. For example,
countries and companies are already starting to recognize the need to accelerate their moves toward renewable energy and to more localized supply chains in light of recent disruptions. The increasing demand for efficient energy solutions strengthens the investment case for related, specialized machinery makers, such as
Trane Technologies and Ingersoll Rand, both added to the fund in recent months. We see many strengthening sustainable themes that should provide the fund with investment opportunities for strong growth going forward. Indeed, we intend to continue
to take the current opportunity to selectively add positions in highly sustainable businesses where valuations have come down in response to the volatile market environment.
May 16, 2022
1
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Lipper Inc. — The S&P 500
®
Index is widely regarded as the best single gauge
of large-cap U.S. equities. The Index includes 500 leading companies and captures approximately 80% coverage of available market capitalization. Investors cannot invest directly in any index.
“Standard & Poor’s
®
,” “S&P
®
,” “Standard & Poor’s
®
500,” and “S&P 500
®
” are
registered trademarks of Standard & Poor’s Financial Services LLC and have been licensed for use on behalf of the fund. The fund is not sponsored, managed, advised, sold or promoted by Standard & Poor’s and its affiliates, and Standard & Poor’s and its affiliates make no representation regarding the advisability of investing in the fund.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund’s performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Environmental, social and governance (ESG) managers may take into consideration factors beyond traditional financial information to select securities, which could result in relative investment performance deviating from other strategies or broad market benchmarks, depending on whether such sectors or investments are in or out of favor in the market. Further, ESG strategies may rely on certain values-based criteria to eliminate exposures found in similar strategies or broad market benchmarks, which could also result in relative investment performance deviating.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
5
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 15, 2021 (commencement of operations) to
April 30, 2022. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 137/365. Hypothetical expenses reflect projected activity for the full six month period for purposes of comparability and are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.
For the six months ended April 30, 2022
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios for
the period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
BNY Mellon Sustainable US Equity ETF 1,000.00 1,000.00 847.00 1,021.82 2.08 3.01 0.60

6
STATEMENT OF INVESTMENTS
April 30, 2022 (Unaudited)
BNY Mellon Sustainable US Equity ETF
Description Shares Value ($)
Common Stocks – 98.5%
Banks – 7.8%
Citigroup, Inc. 3,460 166,807
First Horizon National Corp. 7,833 175,302
First Republic Bank 954 142,356
JPMorgan Chase & Co. 1,474 175,937
660,402
Capital Goods – 4.4%
Ingersoll Rand, Inc. 4,224 185,687
Trane Technologies PLC 1,343 187,872
373,559
Consumer Durables & Apparel – 2.8%
Nike, Inc., Class B 1,928 240,422
Diversified Financials – 2.5%
Goldman Sachs Group, Inc. (The) 681 208,039
Food & Staples Retailing – 3.2%
Costco Wholesale Corp. 516 274,368
Food, Beverage & Tobacco – 3.4%
PepsiCo, Inc. 1,682 288,816
Health Care Equipment & Services – 10.9%
Abbott Laboratories 2,371 269,109
Cooper Cos., Inc. (The) 632 228,177
Edwards Lifesciences Corp.
(a)
1,684 178,134
Medtronic PLC 2,387 249,107
924,527
Materials – 4.4%
Albemarle Corp. 1,132 218,283
Ecolab, Inc. 894 151,390
369,673
Media & Entertainment – 4.4%
Alphabet, Inc., Class A
(a)
162 369,715
Pharmaceuticals, Biotechnology & Life Sciences – 4.7%
AbbVie, Inc. 991 145,558
Eli Lilly & Co. 551 160,964
Merck & Co., Inc. 1,069 94,809
401,331
Retailing – 5.1%
Amazon.com, Inc.
(a)
172 427,528
Semiconductors & Semiconductor Equipment – 6.1%
Applied Materials, Inc. 780 86,073
QUALCOMM, Inc. 1,009 140,947
SolarEdge Technologies, Inc.
(a)
307 76,876
Texas Instruments, Inc. 1,222 208,046
511,942
Software & Services – 21.2%
Accenture PLC, Class A 1,164 349,619
Fidelity National Information Services, Inc. 1,304 129,292
Intuit, Inc. 529 221,519
Mastercard , Inc., Class A 722 262,360
Microsoft Corp. 2,231 619,147
salesforce.com, Inc.
(a)
1,230 216,406
1,798,343
Technology Hardware & Equipment – 9.6%
Apple, Inc. 3,960 624,294
BNY Mellon Sustainable US Equity ETF (continued)
Description Shares Value ($)
Common Stocks – 98.5% (continued)
Technology Hardware & Equipment – 9.6% (continued)
TE Connectivity Ltd. 1,533 191,288
815,582
Telecommunication Services – 1.0%
Verizon Communications, Inc. 1,829 84,683
Transportation – 2.0%
Norfolk Southern Corp. 664 171,232
Utilities – 5.0%
CMS Energy Corp. 2,423 166,436
Eversource Energy 1,936 169,206
NextEra Energy, Inc. 1,259 89,414
425,056
Total Common Stocks (cost $9,736,019) 8,345,218
Investment Companies – 1.4%
Registered Investment Companies – 1.4%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(b)(c)
(cost $120,076) 120,076 120,076
Total Investments (cost $9,856,095) 99.9% 8,465,294
Cash and Receivables (Net) 0.1% 4,624
Net Assets 100.0% 8,469,918

7
(a)
Non-income producing security.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:
(c)
The rate shown is the 1-day yield as of April 30, 2022.
See Notes to Financial Statements
Description
Value
12/15 /21
1
Purchases ($)
2
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/22 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 658,819 (538,743) — — 120,076 1.4 71
Total — 658,819 (538,743) — — 120,076 1.4 71
1
Commencement of operations.
2
Includes reinvested dividends/distributions.
Portfolio Summary (Unaudited)
†
Value (%)
Information Technology 36.9
Health Care 15.6
Financials 10.3
Consumer Discretionary 7.9
Consumer Staples 6.6
Industrials 6.4
Communication Services 5.4
Utilities 5.0
Materials 4.4
Registered Investment Companies 1.4
99.9
†
Based on net assets.

8
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
April 30, 2022
See Notes to Financial Statements
Assets ($):
Investments in securities—See Statement of Investments
†
: –
Unaffiliated issuers 8,345,218
Affiliated issuers 120,076
Dividends receivable 8,819
Tax reclaim receivable—Note 2(b) 279
8,474,392
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 4,474
4,474
Net Assets ($) 8,469,918
Composition of Net Assets ($):
Paid-in capital 10,000,050
Total distributable earnings (loss) (1,530,132)
Net Assets ($) 8,469,918
Shares outstanding no par value (unlimited shares authorized): 200,001
Net asset value per share 42.35
Market price per share 42.45
†
Investments at cost ($)
Unaffiliated issuers 9,736,019
Affiliated issuers 120,076

9
STATEMENT OF OPERATIONS
(Unaudited)
For the Period from December 15, 2021 (commencement of operations) to April 30, 2022
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers 41,426
Affiliated issuers 71
Total Income 41,497
Expenses:
Management fees—Note 3(a) 21,099
Total Expenses 21,099
Net Investment Income 20,398
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments (159,375)
Net change in unrealized appreciation (depreciation) on investments (1,390,801)
Net Realized and Unrealized Gain (Loss) on Investments (1,550,176)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,529,778)

10
STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
For the Period from
December 15,
2021
(a)
to April 30,
2022 (Unaudited)
Operations ($):
Net investment income 20,398
Net realized gain (loss) on investments (159,375)
Net change in unrealized appreciation (depreciation) on investments (1,390,801)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,529,778)
Distributions ($):
Distributions to shareholders (354)
Beneficial Interest Transactions ($):
Proceeds from shares sold 10,000,050
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 10,000,050
Total Increase (Decrease) in Net Assets 8,469,918
Net Assets ($):
Beginning of Period —
End of Period 8,469,918
Changes in Shares Outstanding:
Shares sold 200,001
Net Increase (Decrease) in Shares Outstanding 200,001
(a)
Commencement of operations.

11
FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
December 15 ,
2021
(a)
to April 30,
2022 (Unaudited)
Per Share Data ($):
Net asset value, beginning of period 50.00
Investment Operations:
Net investment income
(b)
0.10
Net realized and unrealized gain (loss) on investments (7.75)
Total from Investment Operations (7.65)
Distributions:
Dividends from net investment income (0.00)
(c)
Net asset value, end of period 42.35
Market price, end of period
(d)
42.45
Net Asset Value Total Return (%)
(e)
(15.30)
(f)
Market Price Total Return (%)
(e)
(15.10)
(f)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0.60
(g)
Ratio of net investment income to average net assets 0.58
(g)
Portfolio Turnover Rate
(h)
14.62
Net Assets, end of period ($ x 1,000) 8,470
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
Amount represents less than $(0.01).
(d)
The mean between the last bid and ask prices.
(e)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(f)
The net asset value total return and the market price total return is calculated from fund inception.
(g)
Annualized.
(h)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

12
NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon Sustainable US Equity ETF (the “fund”) is a
separate non-diversified series of BNY Mellon ETF Trust (the
“Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the
“Act”), as an open-ended management investment company.
The Trust operates as a series company currently consisting of fourteen series, including the fund. The fund had no operations until December 15, 2021 (commencement of operations), other
than matters relating to its organization and registration under the Act. The investment objective of the fund is to seek long-
term capital appreciation. BNY Mellon ETF Investment Adviser,
LLC (the “Adviser”), a wholly-owned subsidiary of The Bank
of New York Mellon Corporation (“BNY Mellon”), serves as
the fund’s investment adviser. Newton Investment Management
Limited (the “Sub-Adviser”), a wholly-owned subsidiary of
BNY Mellon and an affiliate of the Adviser, serves as the
fund’s sub-investment adviser. The Bank of New York Mellon,
a subsidiary of BNY Mellon and an affiliate of the Adviser,
serves as administrator, custodian and transfer agent with the
Trust. BNY Mellon Securities Corporation (the “Distributor”),
a wholly-owned subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or
“fund’s Shares.” The fund’s Shares are listed and traded on
NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike
conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of
Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation
Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other
national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV
(premium) or less than NAV (discount). When buying or selling
Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources
of authoritative GAAP for SEC registrants. The fund’s an
investment company and applies the accounting and reporting
guidance of the FASB ASC Topic 946 Financial Services-
Investment Companies. The fund’s financial statements are
prepared in accordance with GAAP, which may require the use
of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of
indemnifications. The fund’s maximum exposure under these
arrangements is unknown. The fund does not anticipate
recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar  investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
fund’s own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market

13
on which such securities primarily are traded. Securities listed on the National Association of Securities Dealers Automated
Quotation System (“NASDAQ”) for which market quotations
are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices.
Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value.
All of the preceding securities are generally categorized within
Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the
Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on
disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
The table below summarizes the inputs used as of April 30, 2022 in valuing the fund’s investments:
Fair Value Measurements
(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is
recognized on the accrual basis.
(c) Affiliated issuers: Investments in other investment
companies advised by the Adviser are defined as “affiliated”
under the Act.
(d) Risk:
 Certain events particular to the industries in which
the fund’s investments conduct their operations, as well as
general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income
markets may negatively affect many issuers, which could
adversely affect each fund. Global economies and financial
markets are becoming increasingly interconnected, and
conditions and events in one country, region or financial
market may adversely impact issuers in a different country,
region or financial market. These risks may be magnified
if certain events or developments adversely interrupt the
global supply chain; in these and other circumstances, such
risks might affect companies world-wide. Recent examples
include pandemic risks related to COVID-19 and aggressive
measures taken world-wide in response by governments,
including closing borders, restricting international and
domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes
to operations and reducing staff. The effects of COVID-19
have contributed to increased volatility in global markets
and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The
COVID-19 pandemic has had, and any other outbreak of
an infectious disease or other serious public health concern could have, a significant negative impact on economic and
market conditions and could trigger a prolonged period of
global economic slowdown. To the extent the fund may
overweight its investments in certain countries, companies,
industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments
affecting those countries, companies, industries or sectors.
(e) Dividends and distributions to shareholders: Dividends
and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized
capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal
Revenue Code of 1986, as amended (the “Code”). To the
extent that net realized capital gains can be offset by capital loss
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 8,345,218 — — 8,345,218
Investment Companies 120,076 — — 120,076
†
See Statement of Investments for additional detailed categorizations, if any.

14
NOTES TO FINANCIAL STATEMENTS
(continued)
carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ
from GAAP.
(f) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.
During the period ended April 30, 2022, the fund did not incur any interest or penalties.
The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Investment
Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.60% of
the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other
extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or
reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended April 30, 2022, there were no reduction in expenses
pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the
Adviser and the Sub-Adviser, the Sub-Adviser serves as the
fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the
sub-investment adviser a monthly fee at an annual percentage of the value of the fund's average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”),
upon which the fund may rely, to use a manager of managers
approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-
investment advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-investment advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-
investment advisory fee payable by the Adviser separately to a
Sub-Adviser that is a wholly-owned subsidiary (as defined in the
1940 Act) of BNY Mellon in documents filed with the SEC and
provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility
(subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any
Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the
Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.30% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the
Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York
Mellon (the “Custodian”), a subsidiary of BNY Mellon and an
affiliate of the Adviser, whereby the fund will receive interest income or be charged overdraft fees when cash balances are
maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment
Adviser, LLC” in the Statement of Assets and Liabilities consist of: management fees of $4,474.
(c) Each Board member serves as a Board member of each
fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the
fund. The quarterly fees are paid by the Trust from unitary
management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment
securities, excluding short-term securities and in-kind
transactions, amounted to $1,610,510 and $1,349,782,
respectively.
At April 30, 2022, accumulated net unrealized depreciation on investments was $1,390,801, consisting of gross unrealized
appreciation of $77,594 and gross depreciation of $1,468,395.
At April 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized
Participants” (typically market makers or other broker-dealers)
only in a large specified number of shares called a Creation
Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined

15
once each business day. The Creation Unit size for the fund
may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for
cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-
kind, although this may be revised at any time without notice.
The Trust issues and sells shares of the fund only: in Creation
Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in
capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may
pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of
Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such
variable charges, if any, are included in “Transaction fees” on the
Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-
kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended
April 30, 2022, the fund had in-kind transactions associated with creations of $9,634,666 and none associated with redemptions.

16
INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-
INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
At a meeting held May 17, 2021, the Board of Trustees of the
Trust (the “Board”), all the members of which are not “interested persons” of the Trust as defined in the Investment Company
Act of 1940, as amended, evaluated proposals to approve the
Management Agreement (the “Agreement”) between the Trust
and BNY Mellon ETF Investment Adviser, LLC (the “Adviser”)
pursuant to which the Adviser will provide the BNY Mellon
Sustainable US Equity ETF (the “fund”), which commenced
operations during the period covered by this Semiannual Report, with investment advisory and administrative services, and the Sub-
Investment Advisory Agreement (together, the “Agreements”),
pursuant to which Newton Investment Management Limited
(the “Sub-Adviser”), an affiliate of the Adviser, will provide day-
to-day management of the fund’s investments. The Board was
advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the
Adviser and Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary.
In deciding whether to approve the Agreements, the Board
considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser and
Sub-Adviser under each respective Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser and Sub-
Adviser, and (iv) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the Sub-
Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser and Sub-Adviser. The
Board reviewed the Agreements and the Adviser’s anticipated
responsibilities of investment advisory and administrative
services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance
in meeting legal and regulatory requirements. The Board
considered the background and experience of the Adviser and
Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
The Board appreciated the nature of the fund as an exchange-
traded fund and considered the portfolio management resources, structures and practices of the Adviser and Sub-Adviser,
including those associated with monitoring and securing the
fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best execution procedures and overall investment management business. The Board
looked at the Adviser’s general knowledge of the investment
management business and that of its affiliates, including the Sub-
Adviser.
As the fund had not yet commenced operations, the Board
was not able to review the fund’s performance. The Board
discussed with representatives of the Adviser and the Sub-
Adviser the proposed portfolio management team and the
investment strategy to be employed in the management of the
fund’s assets. The Board was provided with relevant composite performance information. The Board considered the reputation and experience of the Adviser and its affiliates, including the
Sub-Adviser.
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through
review of comparative information with respect to fees paid
by similar funds – i.e., actively managed U.S. large-cap blend exchange-traded funds. The Board reviewed the universe of
similar exchange-traded funds for the fund based upon data
independently obtained from Broadridge Financial Solutions,
Inc. and related comparative information for similar exchange-
traded funds. The Board also reviewed the estimated expense
ratio for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the Sub-Adviser and the
Adviser. The Board also took into consideration that the Sub-
Adviser's fee will be paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, Sub-Adviser
or their affiliates benefited in other ways from their relationship with the fund, noting that neither the Adviser nor Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale
or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the Agreement did not provide
for breakpoints in the fund’s advisory fee rate as assets of the fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors)
had been taken into consideration for the fund by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the fund from the time of their inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that, because the fund is new, there are no economies of scale to share, but it intends to continue to monitor fees as the fund grows in size and to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the
fund in connection with future renewals. As the fund had not yet commenced operations, the Adviser’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Adviser or Sub-Adviser.

17
Conclusion
After weighing the foregoing factors, none of which was
dispositive in itself and may have been weighed differently
by each Trustee, the Board approved the Agreements for the
fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services expected to be provided by the Adviser and Sub-Adviser with respect to the fund was appropriate; (b) the Adviser’s unitary fee for the fund, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the
Adviser, Sub-Adviser or their affiliates were not of a magnitude to materially affect the Board’s conclusions.

For More Information
2022 BNY Mellon Securities Corporation
4861SA0422
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by each fund daily.
Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and
third quarters of each fiscal year on Form N-PORT. Each fund
’
s Forms N-PORT are available on the SEC
’
s website at www.sec.gov .
Additionally, each fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://
im.bnymellon.com/etfliterature . Each fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how each fund voted these proxies for the most recent 12-month period ended June 30 is available at www.
im.bnymellon.com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser Transfer Agent & Dividend Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Newton Investment Management Limited
160 Queen Victoria Street
London, EC4V, 4LA, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Sustainable US Equity ETF BKUS
Printed on recycled paper.
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Process chlorine free.
Vegetable-based ink.

BNY Mellon ETF Trust
SEMI-ANNUAL REPORT April 30, 2022
BNY Mellon Concentrated International ETF

Contents
The Fund
Discussion of Fund Performance 3
Understanding Your Fund’s Expenses 5
Statement of Investments 6
Statement of Assets and Liabilities 8
Statement of Operations 9
Statement of Changes in Net Assets 10
Financial Highlights 11
Notes to Financial Statements 12
Information About the Approval of the Fund’s Management
and Sub-Investment Advisory Agreements 16
FOR MORE INFORMATION
Back Cover
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The views expressed herein are current to the date of this report. These views and the composition of the fund’s portfolio is subject to change at any time based on market and other conditions.
Not FDIC-Insured • Not Bank-Guaranteed • May Lose Value

3
DISCUSSION OF FUND PERFORMANCE
(Unaudited)
For the period from December 6, 2021, through April 30, 2022, as provided by Roy Leckie, Charlie Macquaker and Jane Henderson, Portfolio
Managers employed by the fund’s sub-adviser, Walter Scott & Partners
Limited
Market and Fund Performance Overview
For the period from December 6, 2021, the fund’s inception,
through April 30, 2022, the BNY Mellon Concentrated
International ETF (the “fund”) produced a net asset value total return of −13.93%.
1
In comparison, the fund’s benchmark, the
MSCI EAFE
®
Index (the “Index”), produced a total return of
−8.60% for the same period.
2
International equity markets lost ground during the reporting period, under pressure from rising inflation and uncertainties related to Russia’s invasion of Ukraine. The fund underperformed the Index largely due to higher valuation companies coming
under pressure at a time when markets favored value-oriented stocks over their growth-oriented counterparts.
The Fund’s Investment Approach
The fund seeks long-term total return. To pursue its goal, the fund normally invests primarily in equity securities of foreign companies located in developed markets, excluding the United
States. The fund considers "developed markets" to be countries included in the Morgan Stanley Capital International (MSCI)
Europe, Australasia and Far East (EAFE
®
) Index and Canada.
"Foreign companies" are companies: (i) that are organized
under the laws of a foreign country; (ii) whose principal trading market is in a foreign country; or (iii) that have a majority of their assets, or that derive a majority of their revenue or profits from businesses, investments or sales, outside the United States.
The fund ordinarily invests in at least three countries and is not geographically limited in its investment selection. The
fund invests principally in common stocks, including common
stocks listed on foreign exchanges. The fund may invest in
equity securities of companies of any market capitalization. In addition, the fund may, from time to time, invest a significant portion (more than 20%) of its total assets in equity securities of companies in certain sectors or located in particular regions or countries.
Equities Decline as Inflationary Pressures Mount
International developed-markets equities encountered challenging conditions from the start of the reporting period as inflationary pressures put a damper on markets. Tightening labor markets
pushed wages higher, pandemic-related supply-chain bottlenecks increased logistics costs, while previous government stimulus and accommodative monetary policies further contributed to
rising cost pressures. Central banks responded with increasingly hawkish rhetoric regarding interest-rate increases. The Bank of
England took the lead in December 2021 with a 0.15% increase of the base rate to 0.25%. That same month, the U.S. Federal
Reserve (the “Fed”) announced its intention to scale back its asset purchases earlier in 2022 than previously planned and
signaled a more rapid increase in interest rates in the coming year.
Inflationary forces were exacerbated by the Russian invasion of
Ukraine in early 2022. As the largest land war in Europe since
World War II continued with no sign of an early resolution,
European markets began contemplating the possibility of
reduced or curtailed oil and natural gas exports from Russia, a leading source of energy imports to the continent. Energy
costs, already at elevated levels, spiked higher, along with prices of crucial agricultural products and industrial metals. Stocks in energy producers surged along with oil and gas prices, while some other sectors, such as utilities and materials, produced more modest gains. However, growth-oriented shares suffered as the threat of rising interest rates caused investors to question the pace of future growth and the present value of future earnings.
Information technology, industrials and consumer discretionary stocks experienced the most significant declines, and most other sectors lost ground as well.
The Fund’s Quality Growth Investments Face
Headwinds
The market’s shift from favoring growth-oriented shares towards value-oriented shares early in 2022 negatively impacted returns for the fund, which held a large proportion of positions in
companies with quality growth characteristics. Some holdings also encountered challenges related to the fallout from adverse macroeconomic conditions, including inflation, supply-chain
constraints and slowing growth in China. The three most
significant detractors from relative returns, all based in Japan, included automation equipment maker Keyence, specialty glass product manufacturer Hoya Corporation, and air-conditioning
and refrigeration equipment company Daikin Industries. All
three entered the reporting period with relatively high valuations in the wake of strong prior returns, and all three were punished by the market despite reasonably healthy financial performance, solid fundamentals and, in our opinion, favorable growth
prospects. Daikin suffered additionally due to supply-chain
problems and slowing Chinese economic growth. From a sector
perspective, health care, industrials and information technology detracted most, while from a country perspective, positions in
Japan and the UK lagged by the greatest margins. However, we believe it is important to emphasize that the fund’s sector and country exposures are a function of individual stock selections, and performance within sectors and countries is determined by those individual selections. It is also important to point out that the fund does not adopt a deliberate bias in favor of growth over value; rather we seek solely to invest the fund’s assets in quality businesses that can deliver sustainable, long-term growth based on all of a company’s fundamental aspects, including
growth, profitability, return structure, balance sheet strength, sustainability credentials and valuation.
On a more positive note, several holdings contributed positively to the fund’s returns relative to the Index. Among the most
notable, Canada-based international convenience store chain
Alimentation Couche-Tard entered 2022 with strong business
fundamentals and a relatively low valuation. Denmark-based
pharmaceutical company Novo Nordisk made strides in meeting
the overwhelming demand for Wegovy, a new weight-loss drug

4
DISCUSSION OF FUND PERFORMANCE
(Unaudited) (continued)
approved in 2021 for use in the United States and UK. UK-based contract foodservice provider Compass Group benefited from
the easing of pandemic-related shutdowns, with revenues and
margins recovering strongly. The fund’s top-performing sectors relative to the Index included consumer discretionary and
consumer staples, while returns by country were led by Canada;
however, as mentioned above, sector and country exposures are derived entirely from security selection rather than deliberate allocations.
Remaining Focused on the Long Term
In the shorter term, we believe asset prices will likely continue to be influenced by inflationary forces around the world. Other variables will probably play their part in determining the trajectory of international equities in the months ahead, including news flow relating to the Ukraine conflict, commodity prices and
developments in China, especially in relation to COVID-19
lockdowns and macroeconomic conditions. As a result of these unpredictable forces, we anticipate high levels of volatility in international equities in the coming months.
Our focus remains on the long-term prospects of the individual companies in which the fund invests. We do not alter our
investment course in the face of macroeconomic or equity
market ebbs and flows. Key to the firm’s long-term performance record has been consistency in the application of our investment approach, irrespective of short-term equity market gyrations. We do not put companies into ‘growth’ or ‘value’ buckets. Instead, thorough analysis of all fundamental aspects of a company lie at the heart of our research effort. We believe that, over time, share prices will reflect the earnings generated by companies. In our opinion, short-term external challenges highlight the importance of investing in high-quality companies that operate substantially above breakeven levels with entrenched and defendable market positions, that are in control of their pricing and enjoy good cash generation and strong balance sheets.
May 16, 2022
1
ETFs trade like stocks, are subject to investment risk, including possible loss of principal.
ETF shares are listed on an exchange, and shares are generally purchased and sold in the secondary market at market price. At times, the market price may be at a premium or discount to the ETF’s per share NAV. In addition, ETFs are subject to the risk that an active trading market for an ETF’s shares may not develop or be maintained. Buying or selling ETF shares on an exchange may require payment of brokerage commissions.
2
Source: Lipper Inc. — The MSCI EAFE
®
Index (Europe, Australasia, Far East) is
a free float-adjusted, market capitalization-weighted index that is designed to measure the equity market performance of developed markets, excluding the U.S. and Canada. It reflects reinvestment of net dividends and, where applicable, capital gain distributions. Investors cannot invest directly in any index.
Equities are subject generally to market, market sector, market liquidity, issuer and investment style risks, among other factors, to varying degrees, all of which are more fully described in the fund’s prospectus.
Recent market risks include pandemic risks related to COVID-19. The effects of COVID-19 have contributed to increased volatility in global markets and will likely affect certain countries, companies, industries and market sectors more dramatically than others. To the extent the fund may overweight its investments in certain countries, companies, industries or market sectors, such positions will increase the fund's exposure to risk of loss from adverse developments affecting those countries, companies, industries or sectors.
Currencies are subject to the risk that those currencies will decline in value relative to a local currency, or, in the case of hedged positions, that the local currency will decline relative to the currency being hedged. Each of these risks could increase the fund’s volatility.
Investing in foreign-denominated and/or domiciled securities involves special risks, including changes in currency exchange rates, political, economic and social instability, limited company information, differing auditing and legal standards and less market liquidity. These risks generally are greater with emerging-market countries.
Diversification cannot assure a profit or protect against loss.
The fund may, but is not required to, use derivative instruments. A small investment in derivatives could have a potentially large impact on the fund's performance. The use of derivatives involves risks different from, or possibly greater than, the risks associated with investing directly in the underlying assets.
The fund is non-diversified, which means that the fund may invest a relatively high percentage of its assets in a limited number of issuers. Therefore, the fund’s performance may be more vulnerable to changes in the market value of a single issuer or group of issuers and more susceptible to risks associated with a single economic, political or regulatory occurrence than a diversified fund.

UNDERSTANDING YOUR FUND’S EXPENSES
(Unaudited)
5
As a shareholder of the fund, you pay ongoing expenses, such as management fees and other expenses. Using the information below, you can estimate how these expenses affect your investment and compare them with the expenses of other funds. For more information, see your fund’s prospectus or talk to your financial adviser.
Actual Expenses
The information under each column in the table below entitled “Actual” provides information about on how much a $1,000 investment would be worth at the close of the period, assuming net asset value total returns and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number for the fund under the heading entitled “Expenses paid for the period” to estimate the expenses you paid on your account during this period.
Hypothetical Example For Comparison Purposes
The Securities and Exchange Commission (“SEC”) has established guidelines to help investors assess fund expenses. The information under each column in the table entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and assuming a hypothetical 5% annualized return, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reﬂect any transactional costs, such as brokerage commissions paid on purchases and sales of fund shares. Therefore, the ending account values and expenses paid for the period in the table are useful in comparing ongoing expenses (but not transaction expenses or total cost) of investing in the fund with those of other funds. In addition, if these transactional costs were included, your costs would have been higher.
(a)
Expenses are calculated using the annualized expense ratio, which represents the ongoing expenses as a percentage of net assets for the period December 8, 2021 (commencement of operations) to
April 30, 2022. Expenses are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 144/365. Hypothetical expenses reflect projected activity for the full six month period for purposes of comparability and are calculated by multiplying the fund’s annualized expense ratio by the average account value for the period, then multiplying the result by 181/365.
For the six months ended April 30, 2022
Beginning account
value ($)
Ending account
value($)
Expense paid for the
period ($)
Annualized
expense ratios for
the period (%)
Actual Hypothetical Actual Hypothetical Actual
(a)
Hypothetical
(a)
BNY Mellon Concentrated International ETF 1,000.00 1,000.00 860.70 1,020.83 2.94 4.01 0.80

6
STATEMENT OF INVESTMENTS
April 30, 2022 (Unaudited)
BNY Mellon Concentrated International ETF
Description Shares Value ($)
Common Stocks – 98.5%
Australia – 3.5%
CSL Ltd. 1,975 381,372
Canada – 4.9%
Alimentation Couche-Tard, Inc., Class A 11,876 528,695
Denmark – 7.7%
Coloplast A/S, Class B 2,675 363,814
Novo Nordisk A/S, Class B 4,050 466,561
830,375
Finland – 2.9%
Kone OYJ, Class B 6,375 309,970
France – 15.4%
Air Liquide SA 2,650 462,228
L'Oreal SA 975 358,871
LVMH Moet Hennessy Louis Vuitton SE 565 369,252
TotalEnergies SE 9,275 462,082
1,652,433
Germany – 9.2%
Adidas AG 1,500 306,548
Merck KGaA 1,775 331,346
SAP SE 3,400 349,932
987,826
Hong Kong – 7.9%
AIA Group Ltd. 41,252 408,735
CLP Holdings Ltd. 45,003 438,732
847,467
Japan – 14.9%
Daikin Industries Ltd. 2,000 308,919
Hoya Corp. 3,000 300,289
Keyence Corp. 1,000 407,243
Shin-Etsu Chemical Co. Ltd. 2,500 346,465
SMC Corp. 500 242,921
1,605,837
Netherlands – 3.0%
ASML Holding NV 550 317,963
Singapore – 3.8%
Ascendas Real Estate Investment Trust
(a)
200,000 413,609
Switzerland – 11.5%
Nestle SA 3,400 440,401
Roche Holding AG 1,115 415,396
SGS SA 145 375,934
1,231,731
Taiwan – 3.2%
Taiwan Semiconductor Manufacturing Co. Ltd.,
ADR 3,750 348,487
United Kingdom – 10.6%
Compass Group PLC 22,001 470,861
Experian PLC 9,691 340,232
Prudential PLC 25,692 326,295
1,137,388
Total Common Stocks (cost $12,209,740) 10,593,153
BNY Mellon Concentrated International ETF (continued)
Description Shares Value ($)
Investment Companies – 1.3%
Registered Investment Companies – 1.3%
Dreyfus Institutional Preferred Government
Money Market Fund, Institutional Shares,
0.31%
(b)(c)
(cost $139,254) 139,254 139,254
Total Investments (cost $12,348,994) 99.8% 10,732,407
Cash and Receivables (Net) 0.2% 25,980
Net Assets 100.0% 10,758,387
ADR—American Depositary Receipt

7
(a)
Investment in a real estate investment trust.
(b)
Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus. Holdings and transactions in these affiliated companies during the period ended April 30, 2022 are as follows:
(c)
The rate shown is the 1-day yield as of April 30, 2022.
See Notes to Financial Statements
Description
Value
12/ 8/21
1
Purchases ($)
2
Sales ($)
Net Realized
Gain (Loss) ($)
Net Change
in Unrealized
Appreciation
(Depreciation) ($)
Value
4/30/22 Net Assets (%)
Dividends/
Distributions ($)
Investment Companies
Dreyfus Institutional
Preferred Government
Money Market Fund,
Institutional Shares — 165,837 (26,583) — — 139,254 1.3 43
Total — 165,837 (26,583) — — 139,254 1.3 43
1
Commencement of operations.
2
Includes reinvested dividends/distributions.
Portfolio Summary (Unaudited)
†
Value (%)
Health Care 21.0
Industrials 14.7
Information Technology 13.3
Consumer Staples 12.4
Consumer Discretionary 10.6
Materials 7.5
Financials 6.8
Energy 4.3
Utilities 4.1
Real Estate 3.8
Registered Investment Companies 1.3
99.8
†
Based on net assets.

8
STATEMENT OF ASSETS AND LIABILITIES
(Unaudited)
April 30, 2022
See Notes to Financial Statements
Assets ($):
Investments in securities—See Statement of Investments
†
: –
Unaffiliated issuers 10,593,153
Affiliated issuers 139,254
Cash denominated in foreign currency
††
9,383
Tax reclaim receivable—Note 2(b) 12,750
Dividends receivable 11,171
Receivable for investment securities sold 5,673
10,771,384
Liabilities ($):
Due to BNY Mellon ETF Investment Adviser, LLC—Note 3(b) 7,317
Payable for investment securities purchased 5,680
12,997
Net Assets ($) 10,758,387
Composition of Net Assets ($):
Paid-in capital 12,306,361
Total distributable earnings (loss) (1,547,974)
Net Assets ($) 10,758,387
Shares outstanding no par value (unlimited shares authorized): 250,001
Net asset value per share 43.03
Market price per share 42.71
†
Investments at cost ($)
Unaffiliated issuers 12,209,740
Affiliated issuers 139,254
††
Cash denominated in foreign currency (cost) ($) 9,367

9
STATEMENT OF OPERATIONS
(Unaudited)
For the Period from December 8, 2021 (commencement of operations) to April 30, 2022
See Notes to Financial Statements
Investment Income ($):
Income:
Cash dividends:
Unaffiliated issuers
†
103,382
Affiliated issuers 43
Total Income 103,425
Expenses:
Management fees—Note 3(a) 33,149
Total Expenses 33,149
Net Investment Income 70,276
Realized and Unrealized Gain (Loss) on Investments—Note 4 ($):
Net realized gain (loss) on investments and foreign currency transactions (445)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions (1,617,805)
Net Realized and Unrealized Gain (Loss) on Investments (1,618,250)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,547,974)
†
Net of foreign taxes withheld at source ($) 14,749

10
STATEMENT OF CHANGES IN NET ASSETS
See Notes to Financial Statements
For the Period f rom
December 8, 2021
(a)
to April 30, 2022
(Unaudited)
Operations ($):
Net investment income 70,276
Net realized gain (loss) on investments (445)
Net change in unrealized appreciation (depreciation) on investments (1,617,805)
Net Increase (Decrease) in Net Assets Resulting from Operations (1,547,974)
Beneficial Interest Transactions ($):
Proceeds from shares sold 12,306,361
Increase (Decrease) in Net Assets from Beneficial Interest Transactions 12,306,361
Total Increase (Decrease) in Net Assets 10,758,387
Net Assets ($):
Beginning of Period —
End of Period 10,758,387
Changes in Shares Outstanding:
Shares sold 250,001
Net Increase (Decrease) in Shares Outstanding 250,001
(a)
Commencement of operations.

11
FINANCIAL HIGHLIGHTS
The following table describes the performance for the fiscal period indicated and these figures have been derived from the fund’s financial statements.
See Notes to Financial Statements
For the Period from
December 8, 2021
(a)
to April 30, 2022
(Unaudited)
Per Share Data ($):
Net asset value, beginning of period 50.00
Investment Operations:
Net investment income
(b)
0.32
Net realized and unrealized gain (loss) on investments (7.29)
Total from Investment Operations (6.97)
Net asset value, end of period 43.03
Market price, end of period
(c)
42.71
Net Asset Value Total Return (%)
(d)
(13.93)
(e)
Market Price Total Return (%)
(d)
(14.58)
(e)
Ratios/Supplemental Data (%):
Ratio of total expenses to average net assets 0. 80
(f)
Ratio of net investment income to average net assets 1. 70
(f)
Portfolio Turnover Rate
(g)
–
Net Assets, end of period ($ x 1,000) 10,758
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The mean between the last bid and ask prices.
(d)
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption at net asset value on the last day of the period. Net asset value total return includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, reinvestment of all dividends and distributions at market price during the period, and sale at the market price on the last day of the period. Total investment returns calculated for a period of less than one year are not annualized.
(e)
The net asset value total return and the market price total return is calculated from fund inception.
(f)
Annualized.
(g)
Portfolio turnover rate is not annualized for periods less than one year, if applicable, and does not include securities received or delivered from processing creations or redemptions.

12
NOTES TO FINANCIAL STATEMENTS
NOTE 1—Organization:
BNY Mellon Concentrated International ETF (the “fund”) is a
separate non-diversified series of BNY Mellon ETF Trust (the
“Trust”), which is registered as a Massachusetts business trust under the Investment Company Act of 1940, as amended (the
“Act”), as an open-ended management investment company.
The Trust operates as a series company currently consisting of fourteen series, including the fund. The fund had no operations until December 8, 2021 (commencement of operations), other
than matters relating to its organization and registration under the Act. The investment objective of the fund is to seek long-
term total return. BNY Mellon ETF Investment Adviser, LLC
(the “Adviser”), a wholly-owned subsidiary of The Bank of
New York Mellon Corporation (“BNY Mellon”), serves as the
fund’s investment adviser. Walter Scott & Partners Limited (the
“Sub-Adviser”), a wholly-owned subsidiary of BNY Mellon and
an affiliate of the Adviser, serves as the fund’s sub-investment adviser. The Bank of New York Mellon, a subsidiary of BNY
Mellon and an affiliate of the Adviser, serves as administrator, custodian and transfer agent with the Trust. BNY Mellon
Securities Corporation (the “Distributor”), a wholly-owned
subsidiary of the Adviser, is the distributor of the fund’s shares.
The shares of the fund are referred to herein as “Shares” or
“fund’s Shares.” The fund’s Shares are listed and traded on
NYSE Arca, Inc. The market price of each Share may differ to some degree from the fund’s net asset value (“NAV”). Unlike
conventional mutual funds, the fund issues and redeems Shares on a continuous basis, at NAV, only in a large specified number of
Shares, each called a “Creation Unit.” Creation Units are issued and redeemed principally in exchange for the deposit or delivery of a basket of securities. Except when aggregated in Creation
Units by Authorized Participants, the Shares are not individually redeemable securities of the fund. Individual fund Shares may only be purchased and sold on the NYSE Arca, Inc., other
national securities exchanges, electronic crossing networks and other alternative trading systems through your broker-dealer at market prices. Because fund Shares trade at market prices rather than at NAV, fund Shares may trade at a price greater than NAV
(premium) or less than NAV (discount). When buying or selling
Shares in the secondary market, you may incur costs attributable to the difference between the highest price a buyer is willing to pay to purchase Shares of the fund (bid) and the lowest price a seller is willing to accept for Shares of the fund (ask).
NOTE 2—Significant Accounting Policies:
The Financial Accounting Standards Board (“FASB”)
Accounting Standards Codification (“ASC”) is the exclusive
reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied
by nongovernmental entities. Rules and interpretive releases of the SEC under authority of federal laws are also sources
of authoritative GAAP for SEC registrants. The fund’s an
investment company and applies the accounting and reporting
guidance of the FASB ASC Topic 946 Financial Services-
Investment Companies. The fund’s financial statements are
prepared in accordance with GAAP, which may require the use
of management estimates and assumptions. Actual results could differ from those estimates.
The Trust accounts separately for the assets, liabilities and operations of each series. Expenses directly attributable to each series are charged to that series’ operations; expenses which are applicable to all series are allocated among them on a pro rata basis.
The Trust enters into contracts that contain a variety of
indemnifications. The fund’s maximum exposure under these
arrangements is unknown. The fund does not anticipate
recognizing any loss related to these arrangements.
(a) Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements)
and the lowest priority to unobservable inputs (Level 3
measurements).
Additionally, GAAP provides guidance on determining whether
the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1
—
unadjusted quoted prices in active markets for
identical investments.
Level 2
—
other significant observable inputs (including
quoted prices for similar  investments, interest rates,
prepayment speeds, credit risk, etc.).
Level 3
—
significant unobservable inputs (including the
fund’s own assumptions in determining the fair value of
investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
Investments in equity securities, including ETFs (but not
including investments in other open-end registered investment companies) generally are valued at the last sales price on the day of valuation on the securities exchange or national securities market on which such securities primarily are traded. Securities listed

13
on the National Association of Securities Dealers Automated
Quotation System (“NASDAQ”) for which market quotations
are available will be valued at the official closing price. If there are no transactions in a security, or no official closing prices for a NASDAQ market-listed security on that day, the security will be valued at the average of the most recent bid and asked prices.
Bid price is used when no asked price is available. Open short positions for which there is no sale price on a given day are valued at the lowest asked price. Registered investment companies that are not traded on an exchange are valued at their net asset value.
All of the preceding securities are generally categorized within
Level 1 of the fair value hierarchy.
When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Trust’s Board of Trustees (the “Board”). Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and are generally
categorized within Level 3 of the fair value hierarchy.
Investments denominated in foreign currencies are translated to
U.S. dollars at the prevailing rates of exchange.
The table below summarizes the inputs used as of April 30, 2022 in valuing the fund’s investments:
Fair Value Measurements
(b) Foreign currency transactions:
The fund does not isolate
that portion of the results of operations resulting from
changes in foreign exchange rates on investments from the
fluctuations arising from changes in the market prices of
securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.
Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized on
securities transactions between trade and settlement date, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the fund’s books and
the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments resulting from changes in exchange rates. Foreign currency gains and losses on foreign currency transactions are also included with net realized and unrealized gain or loss on investments.
Foreign Taxes:
The fund may be subject to foreign taxes
(a portion of which may be reclaimable) on income, stock
dividends, realized and unrealized capital gains on investments or certain foreign currency transactions. Foreign taxes are
recorded in accordance with the applicable foreign tax
regulations and rates that exist in the foreign jurisdictions in which the fund invests. These foreign taxes, if any, are paid by the fund and are reflected in the Statement of Operations, if applicable. Foreign taxes payable or deferred or those subject to reclaims as of April 30, 2022, if any, are disclosed in the fund’s Statement of Assets and Liabilities.
(c) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Realized gains and losses from securities transactions are recorded on the identified cost basis. Dividend income is recognized on the ex-dividend date and interest income, including, where applicable, accretion of discount and amortization of premium on investments, is
recognized on the accrual basis.
(d) Affiliated issuers: Investments in other investment
companies advised by the Adviser are defined as “affiliated”
under the Act.
(e) Risk:
 Certain events particular to the industries in which
the fund’s investments conduct their operations, as well as
general economic, political and public health conditions, may have a significant negative impact on the investee’s operations and profitability. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income
markets may negatively affect many issuers, which could
Level 1 -
Unadjusted
Quoted Prices
Level 2 - Other
Significant
Observable
Inputs
Level 3 -
Significant
Unobservable
Inputs Total
Assets ($)
Investments In Securities:
†
Common Stocks 10,593,153 — — 10,593,153
Investment Companies 139,254 — — 139,254
†
See Statement of Investments for additional detailed categorizations, if any.

14
NOTES TO FINANCIAL STATEMENTS
(continued)
adversely affect each fund. Global economies and financial
markets are becoming increasingly interconnected, and
conditions and events in one country, region or financial
market may adversely impact issuers in a different country,
region or financial market. These risks may be magnified
if certain events or developments adversely interrupt the
global supply chain; in these and other circumstances, such
risks might affect companies world-wide. Recent examples
include pandemic risks related to COVID-19 and aggressive
measures taken world-wide in response by governments,
including closing borders, restricting international and
domestic travel, and the imposition of prolonged quarantines of large populations, and by businesses, including changes
to operations and reducing staff. The effects of COVID-19
have contributed to increased volatility in global markets
and will likely affect certain countries, companies, industries and market sectors more dramatically than others. The
COVID-19 pandemic has had, and any other outbreak of
an infectious disease or other serious public health concern could have, a significant negative impact on economic and
market conditions and could trigger a prolonged period of
global economic slowdown. To the extent the fund may
overweight its investments in certain countries, companies,
industries or market sectors, such positions will increase the fund’s exposure to risk of loss from adverse developments
affecting those countries, companies, industries or sectors.
(f) Dividends and distributions to shareholders: Dividends
and distributions are recorded on the ex-dividend date. Dividends from net investment income and dividends from net realized
capital gains, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal
Revenue Code of 1986, as amended (the “Code”). To the
extent that net realized capital gains can be offset by capital loss carryovers of a fund, it is the policy of the fund not to distribute such gains. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ
from GAAP.
(g) Federal income taxes: It is the policy of the fund to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the applicable provisions of the Code, and to make distributions of taxable income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.
As of and during the period ended April 30, 2022, the fund did not have any liabilities for any uncertain tax positions. The fund recognizes interest and penalties, if any, related to uncertain tax positions as income tax expense in the Statement of Operations.
During the period ended April 30, 2022, the fund did not incur any interest or penalties.
The tax character of current year distributions will be determined at the end of the current fiscal year.
NOTE 3—Management Fee, Sub-Investment
Advisory Fee and Other Transactions with Affiliates:
(a) Pursuant to a management agreement with the Adviser, the management fee is computed at an annual rate of 0.80% of
the value of the fund’s average daily net assets and is payable monthly. The fund’s management agreement provides that the
Adviser pays substantially all expenses of the fund, except for the management fees, payments under the fund’s 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund’s securities lending program, and litigation and potential litigation and other
extraordinary expenses not incurred in the ordinary course of the fund’s business.
The Adviser may from time to time voluntarily waive and/or
reimburse fees or expenses in order to limit total annual fund operating expenses. Any such voluntary waiver or reimbursement may be eliminated by the Adviser at any time. During the period ended April 30, 2022, there were no reduction in expenses
pursuant to the undertaking.
Pursuant to a sub-investment advisory agreement between the
Adviser and the Sub-Adviser, the Sub-Adviser serves as the
fund’s sub-investment adviser responsible for the day-to-day management of the fund’s portfolio. The Adviser pays the
sub-investment adviser a monthly fee at an annual percentage of the value of the fund's average daily net assets. The Adviser has obtained an exemptive order from the SEC (the “Order”),
upon which the fund may rely, to use a manager of managers
approach that permits the Adviser, subject to certain conditions and approval by the Board, to enter into and materially amend sub-investment advisory agreements with one or more sub-
investment advisers who are either unaffiliated or affiliated with the Adviser without obtaining shareholder approval. The
Order also relieves the fund from disclosing the sub-investment advisory fee paid by the Adviser to a Sub-Adviser in documents filed with the SEC and provided to shareholders. In addition, pursuant to the Order, it is not necessary to disclose the sub-
investment advisory fee payable by the Adviser separately to a
Sub-Adviser that is a wholly-owned subsidiary (as defined in the
1940 Act) of BNY Mellon in documents filed with the SEC and
provided to shareholders; such fees are to be aggregated with fees payable to the Adviser. The Adviser has ultimate responsibility
(subject to oversight by the Board) to supervise any Sub-Adviser and recommend the hiring, termination, and replacement of any
Sub-Adviser to the Board.
Pursuant to a sub-investment advisory agreement between the
Adviser and the Sub-Adviser, the Adviser pays the Sub-Adviser a monthly fee at an annual rate of 0.40% of the value of the fund’s average daily net assets. The Adviser, and not the fund, pays the
Sub-Adviser fee rate.
(b) The fund has an arrangement with The Bank of New York
Mellon (the “Custodian”), a subsidiary of BNY Mellon and an
affiliate of the Adviser, whereby the fund will receive interest

15
income or be charged overdraft fees when cash balances are
maintained. For financial reporting purposes, the fund includes this interest income and overdraft fees, if any, as interest income in the Statement of Operations.
The components of “Due to BNY Mellon ETF Investment
Adviser, LLC” in the Statement of Assets and Liabilities consist of: management fees of $7,317.
(c) Each Board member serves as a Board member of each
fund within the Trust. The Board members are not compensated directly by the fund. The Board members are paid by the Adviser from the unitary management fee paid to the Adviser by the
fund. The quarterly fees are paid by the Trust from unitary
management fees paid to the Adviser by the funds.
NOTE 4—Securities Transactions:
The aggregate amount of purchases and sales of investment
securities, excluding short-term securities and in-kind
transactions, amounted to $182,180 and $0, respectively.
At April 30, 2022, accumulated net unrealized depreciation on investments was $1,616,587, consisting of gross unrealized
appreciation of $135,731 and gross depreciation of $1,752,318.
At April 30, 2022, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).
NOTE 5—Shareholder Transactions:
The fund issues and redeems its shares on a continuous basis, at NAV, to certain institutional investors known as “Authorized
Participants” (typically market makers or other broker-dealers)
only in a large specified number of shares called a Creation
Unit. Except when aggregated in Creation Units, shares of the fund are not redeemable. The value of the fund is determined once each business day. The Creation Unit size for the fund
may change. Authorized Participants will be notified of such change. Creation Unit transactions may be made in-kind, for
cash, or for a combination of securities and cash. The principal consideration for creations and redemptions for the fund is in-
kind, although this may be revised at any time without notice.
The Trust issues and sells shares of the fund only: in Creation
Units on a continuous basis through the Distributor, without a sales load, at their NAV per share determined after receipt of an order, on any Business Day, in proper form pursuant to the terms of the Authorized Participant Agreement. Transactions in
capital shares for the fund are disclosed in detail in the Statement of Changes in Net Assets. The consideration for the purchase of Creation Units of the fund may consist of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Investors purchasing and redeeming Creation Units may
pay a purchase transaction fee and a redemption transaction fee directly to the Trust and/or custodian to offset transfer and other transaction costs associated with the issuance and redemption of
Creation Units, including Creation Units for cash. An additional variable fee may be charged for certain transactions. Such
variable charges, if any, are included in “Transaction fees” on the
Statement of Changes in Net Assets.
In-kind Redemptions: For financial reporting purposes, in-
kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the fund. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value per share. During the period ended
April 30, 2022, the fund had in-kind transactions associated with creations of $12,027,560 and none associated with redemptions.

16
INFORMATION ABOUT THE APPROVAL OF THE FUND’S MANAGEMENT AND SUB-
INVESTMENT ADVISORY AGREEMENTS
(Unaudited)
At a meeting held August 2, 2021, the Board of Trustees of
the Trust (the “Board”), all the members of which are not
“interested persons” of the Trust as defined in the Investment
Company Act of 1940, as amended, evaluated proposals to
approve the Management Agreement (the “Agreement”)
between the Trust and BNY Mellon ETF Investment Adviser,
LLC (the “Adviser”) pursuant to which the Adviser will provide the BNY Mellon Concentrated International ETF (the “fund”),
which commenced operations during the period covered by this
Semiannual Report, with investment advisory and administrative services, and the Sub-Investment Advisory Agreement (together, the “Agreements”), pursuant to which Walter Scott & Partners
Limited (the “Sub-Adviser”), an affiliate of the Adviser, will provide day-to-day management of the fund’s investments. The
Board was advised by legal counsel throughout the process.
To evaluate the Agreements, the Board requested, and the
Adviser and Sub-Adviser provided, such materials as the Board, with the advice of counsel, deemed reasonably necessary.
In deciding whether to approve the Agreements, the Board
considered various factors, including the (i) nature, extent and quality of services expected to be provided by the Adviser and
Sub-Adviser under each respective Agreement, (ii) fees charged to comparable funds, (iii) other benefits to the Adviser and Sub-
Adviser, and (iv) extent to which economies of scale would be shared as the fund grows. The Board considered the Agreements for the fund and the engagement of the Adviser and the Sub-
Adviser separately.
Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of services expected to be provided by the Adviser and Sub-Adviser. The
Board reviewed the Agreements and the Adviser’s anticipated
responsibilities of investment advisory and administrative
services for the fund, including oversight of day-to-day fund operations, fund accounting, administration, and assistance
in meeting legal and regulatory requirements. The Board
considered the background and experience of the Adviser and
Sub-Adviser’s senior management, including those individuals responsible for portfolio management and regulatory compliance of the fund. The Board also considered the Adviser’s extensive administrative, accounting, and compliance infrastructures, as well as the Adviser’s supervisory activities over the Sub-Adviser.
The Board appreciated the nature of the fund as an exchange-
traded fund and considered the portfolio management resources, structures and practices of the Adviser and Sub-Adviser,
including those associated with monitoring and securing the
fund’s compliance with its investment objective and policies and with applicable laws and regulations. The Board also considered information about the Sub-Adviser’s best execution procedures and overall investment management business. The Board
looked at the Adviser’s general knowledge of the investment
management business and that of its affiliates, including the Sub-
Adviser.
As the fund had not yet commenced operations, the Board was
not able to review the fund’s performance. The Board discussed with representatives of the Adviser and the Sub-Adviser the
proposed portfolio management team and the investment
strategy to be employed in the management of the fund’s assets.
The Board considered the reputation and experience of the
Adviser and its affiliates, including the Sub-Adviser.
Fees Charged to Comparable Funds
The Board evaluated the fund’s proposed unitary fee through
review of comparative information with respect to fees paid by similar funds – i.e., actively managed foreign large-cap growth exchange-traded funds. The Board reviewed the universe of
similar exchange-traded funds for the fund based upon data
independently obtained from Broadridge Financial Solutions,
Inc. and related comparative information for similar exchange-
traded funds. The Board also reviewed the estimated expense
ratio for the fund.
The Board considered the fee to be paid to the Sub-Adviser in relation to the fee to be paid to the Adviser by the fund and the respective services to be provided by the Sub-Adviser and the
Adviser. The Board also took into consideration that the Sub-
Adviser’s fee will be paid by the Adviser and not the fund.
Other Benefits
The Board also considered whether the Adviser, Sub-Adviser
or their affiliates benefited in other ways from their relationship with the fund, noting that neither the Adviser nor Sub-Adviser maintains soft-dollar arrangements in connection with the fund’s brokerage transactions.
Profitability and Economies of Scale
The Board reviewed information regarding economies of scale
or other efficiencies that may result as the fund’s assets grow in size. The Board noted that the Agreement did not provide
for breakpoints in the fund’s advisory fee rate as assets of the fund increase. However, the Board further noted the Adviser’s assertion that future economies of scale (among several factors)
had been taken into consideration for the fund by fixing relatively low advisory fees, effectively sharing the benefits of lower fees with the fund from the time of its inception. The Adviser also asserted that one of the benefits of the unitary fee was to provide an unvarying expense structure, which could be lost or diluted with the addition of breakpoints. The Board noted that, because the fund is new, there are no economies of scale to share, but it intends to continue to monitor fees as the fund grows in size and to the extent in the future it were determined that material economies of scale had not been shared with the fund, the Board would seek to have those economies of scale shared with the
fund in connection with future renewals. As the fund had not yet commenced operations, the Adviser’s representatives were not able to review the dollar amount of expenses allocated and profit received by the Adviser or Sub-Adviser.

17
Conclusion
After weighing the foregoing factors, none of which was
dispositive in itself and may have been weighed differently
by each Trustee, the Board approved the Agreements for the
fund. The Board’s conclusions with respect to the factors were as follows: (a) the nature and extent of the services expected to be provided by the Adviser and Sub-Adviser with respect to the fund was appropriate; (b) the Adviser’s unitary fee for the fund, considered in relation to services expected to be provided and in relation to fees charged to comparable funds, was fair and reasonable; and (c) any additional potential benefits to the
Adviser, Sub-Adviser or their affiliates were not of a magnitude to materially affect the Board’s conclusions.

For More Information
2022 BNY Mellon Securities Corporation
4864SA0422
Telephone Call your financial representative or 1-833-ETF-BNYM (383-2696) (inside the U.S. only)
Mail BNY Mellon ETF Trust, 240 Greenwich Street, New York, New York 10286
E-Mail Send your request to info@bnymellon.com
Internet Information can be viewed online or downloaded at www.im.bnymellon.com
BNY Mellon ETF Trust discloses, at www.im.bnymellon.com , the identities and quantities of the securities held by each fund daily.
Each fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (
“
SEC
”
) for the first and
third quarters of each fiscal year on Form N-PORT. Each fund
’
s Forms N-PORT are available on the SEC
’
s website at www.sec.gov .
Additionally, each fund makes its portfolio holdings for the first and third quarters of the most recent fiscal year available at https://
im.bnymellon.com/etfliterature . Each fund
’
s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 1-833-383-2696.
A description of the policies and procedures that each fund uses to determine how to vote proxies relating to portfolio securities, and information regarding how each fund voted these proxies for the most recent 12-month period ended June 30 is available at www.
im.bnymellon.com and on the SEC’s website at www.sec.gov . The description of the policies and procedures is also available without charge, upon request, by calling 1-833-383-2696.
BNY Mellon ETF Trust Custodian
c/o BNY Mellon ETF Investment Adviser, LLC
240 Greenwich Street
New York, NY 10286
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Adviser Transfer Agent & Dividend Disbursing Agent
BNY Mellon ETF Investment Adviser, LLC
201 Washington Street
Boston, MA 02108
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Sub-Adviser Distributor
Walter Scott & Partners Limited
One Charlotte Square
Edinburgh, Scotland, UK
BNY Mellon Securities Corporation
240 Greenwich Street
New York, NY 10286
Ticker Symbol:
BNY Mellon Concentrated International ETF BKCI

Item 1. Reports to Stockholders (cont.).
(b)

Not applicable.
Item 2. Code of Ethics.
Not applicable.
Item 3. Audit Committee Financial Expert.
Not applicable.
Item 4. Principal Accountant Fees and Services.
Not applicable.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a)

The Schedule of Investments in securities of unaffiliated issuers as of the close of the Reporting Period is included as part of the report to shareholders filed under Item 1 of this Form N-CSR.
(b)   Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
There have been no material changes to the procedures by which the shareholders may recommend nominees to the Registrant’s Board of Trustees, where those changes were implemented after the Registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.
(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.
Not applicable.
Item 13. Exhibits.
(a)(1)         Not applicable.

(a)(2)   Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)         Not applicable.

(a)(4)         Not applicable.

(b)       Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                   BNY Mellon ETF Trust

By (Signature and Title) *            /s/ David J. DiPetrillo
                                          David DiPetrillo, President
                                                (Principal Executive Officer)

Date          06/17/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) *            /s/ David J. DiPetrillo
                                          David DiPetrillo, President
                                                (Principal Executive Officer)

Date          06/17/2022

By (Signature and Title) *            /s/ James Windels
                                          James Windels, Treasurer
                                                (Principal Financial and Accounting Officer)

Date          06/17/2022

* Print the name and title of each signing officer under his or her signature.